Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document and Entity Information
Entity Registrant Name	CVR Refining, LLC
Entity Central Index Key	0001577015
Document Type	S-4
Document Period End Date	Mar 31, 2013
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer

CONSOLIDATED AND COMBINED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 525,060	$ 153,145	$ 42,264	$ 2,745	$ 2,327	$ 2,749
Accounts receivable, net of allowance for doubtful accounts of $1,915 and $1,206, including $610 and $986 from affiliates at December 31, 2012 and 2011, respectively	272,683	204,508		174,831
Inventories	493,328	499,462		613,330
Prepaid expenses and other current assets, including $878 and $881 from affiliates at December 31, 2012 and 2011, respectively	36,309	26,990		104,096
Insurance receivable		1,260		1,939
Total current assets	1,327,380	885,365		896,941
Property, plant, and equipment, net of accumulated depreciation	1,346,900	1,351,591		1,320,787
Deferred financing costs, net	11,108	14,439		17,154
Insurance receivable	4,042	4,042		4,076
Other long-term assets, including $355 and $850 from affiliates at December 31, 2012 and December 31, 2011, respectively	3,846	3,078		23,461
Total assets	2,693,276	2,258,515		2,262,419
Current liabilities:
Note payable and capital lease obligations	1,129	1,091		960
Accounts payable, including $404 and $278 due to affiliates at December 31, 2012 and 2011, respectively	326,326	364,732		446,840
Personnel accruals	8,372	13,966		9,456
Accrued taxes other than income taxes	33,499	29,527		28,043
Accrued expenses and other current liabilities, including $179 due to affiliates as December 31, 2012 and 2011.	91,867	93,435		26,900
Total current liabilities	461,193	502,751		512,199
Long-term liabilities:
Long-term debt and capital lease obligations, net of current portion	550,884	772,078		728,903
Accrued environmental liabilities, net of current portion	1,540	1,597		1,459
Other long-term liabilities, including $1,315 and $1,495 due to affiliates at December 31, 2012 and 2011, respectively	1,319	1,323		1,232
Total long-term liabilities	553,743	774,998		731,594
Commitments and contingencies
Partners' capital	1,678,340	980,766
Divisional equity				1,018,626	418,849	485,400
Total liabilities and partners' capital/divisional equity	$ 2,693,276	$ 2,258,515		$ 2,262,419

CONSOLIDATED AND COMBINED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED AND COMBINED BALANCE SHEETS
Accounts receivable, allowance for doubtful accounts	$ 2,205	$ 1,915	$ 1,206
Accounts receivable, due from affiliates	890	610	986
Prepaid expenses and other current assets, due from affiliates	1,355	878	881
Other long-term assets, due from affiliates	239	355	850
Accounts payable, due to affiliates	8,344	404	278
Accrued expenses and other current liabilities, with affiliates	179	179	179
Other long-term liabilities, due to affiliates	$ 1,271	$ 1,315	$ 1,495

COMBINED STATEMENTS OF OPERATIONS (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED AND COMBINED STATEMENTS OF OPERATIONS
Net sales	$ 2,274,018	$ 1,816,173	$ 2,337,457	$ 2,229,629	$ 1,898,485	$ 979,478	$ 1,284,677	$ 1,376,681	$ 1,111,978	$ 8,281,744	$ 4,752,814	$ 3,905,602
Operating costs and expenses:
Cost of product sold (exclusive of depreciation and amortization)	1,805,774	1,476,484	1,694,122	1,866,245	1,630,665	849,077	1,024,779	1,122,763	931,001	6,667,516	3,927,620	3,539,793
Direct operating expenses (exclusive of depreciation and amortization)	86,046	173,351	88,890	71,583	92,703	103,691	54,510	44,054	45,410	426,527	247,665	153,112
Selling, general and administrative expenses (exclusive of depreciation and amortization)	18,647	18,626	21,244	26,096	20,214	19,495	9,175	9,361	12,951	86,180	50,982	43,071
Depreciation and amortization	27,951	27,288	27,458	26,638	26,259	18,980	16,990	16,966	16,916	107,643	69,852	66,391
Total operating costs and expenses	1,938,418	1,695,749	1,831,714	1,990,562	1,769,841	991,243	1,105,454	1,193,144	1,006,278	7,287,866	4,296,119	3,802,367
Operating income	335,600	120,424	505,743	239,067	128,644	(11,765)	179,223	183,537	105,700	993,878	456,695	103,235
Other income (expense):
Interest expense and other financing costs	(14,157)	(20,170)	(18,217)	(18,991)	(18,836)	(13,797)	(12,841)	(13,401)	(12,956)	(76,214)	(52,995)	(49,695)
Realized loss on derivatives, net	(52,515)	(57,139)	(53,271)	(8,069)	(19,086)	11,116	67	483	(18,848)	(137,565)	(7,182)	(2,140)
Unrealized gain (loss) on derivatives, net	32,489	48,953	(115,699)	46,886	(128,167)	92,063	(9,991)	6,448	(3,258)	(148,027)	85,262	634
Loss on extinguishment of debt	(26,127)	(37,540)						(170)	(1,908)	(37,540)	(2,078)	(16,647)
Other income, net	67	33	14	628	80	(159)	33	327	377	756	578	2,832
Total other income (expense)	(60,160)	(65,863)	(187,173)	20,454	(166,008)	89,223	(22,732)	(6,313)	(36,593)	(398,590)	23,585	(65,016)
Net income (loss)	$ 275,389	$ 54,561	$ 318,570	$ 259,521	$ (37,364)	$ 77,458	$ 156,491	$ 177,224	$ 69,107	$ 595,288	$ 480,280	$ 38,219

COMBINED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL/DIVISIONAL EQUITY (USD $) In Thousands, unless otherwise specified	Total	Divisional Equity	Total Partners' Capital
Balance at Dec. 31, 2009	$ 485,400	$ 485,400
Increase (Decrease) in Stockholders' Equity
Share-based compensation	11,481	11,481
Distribution to parent, net	(116,251)	(116,251)
Net income	38,219	38,219
Balance at Dec. 31, 2010	418,849	418,849
Increase (Decrease) in Stockholders' Equity
Share-based compensation	8,871	8,871
Contributions from parent, net	110,626	110,626
Net income	480,280	480,280
Balance at Dec. 31, 2011	1,018,626	1,018,626
Increase (Decrease) in Stockholders' Equity
Share-based compensation	18,450	18,450
Distribution to parent, net	(651,598)	(651,598)
Net income	595,288	595,288
CRLLC contribution to CVR Refining, LP for limited partner interest		(980,766)	980,766
Balance at Dec. 31, 2012	$ 980,766		$ 980,766

COMBINED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 595,288	$ 480,280	$ 38,219
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	107,643	69,852	66,391
Allowance for doubtful accounts	708	527	(428)
Amortization of deferred financing costs	6,394	3,872	3,356
Amortization of original issue discount	513	512	356
Amortization of original issue premium	(2,848)	(148)
Loss on disposition of assets	1,206	2,661	1,606
Loss on extinguishment of debt	37,540	2,078	16,647
Share-based compensation	18,450	8,871	11,481
Unrealized (gain) loss on derivatives, net	148,027	(85,262)	(634)
Changes in assets and liabilities:
Accounts receivable	(30,385)	58,892	(31,805)
Inventories	113,868	(172,025)	25,262
Prepaid expenses and other current assets	14,646	(14,063)	(7,264)
Insurance receivable	11	(2,445)	(2,570)
Insurance proceeds on Coffeyville Refinery incident	703
Other long-term assets	2,188	(1,267)	(58)
Accounts payable	(101,253)	7,138	39,622
Accrued expenses and other current liabilities	4,354	(6,916)	7,085
Accrued environmental liabilities	138	(1,093)	(220)
Other long-term liabilities	83	1,232
Net cash provided by operating activities	917,274	352,696	167,046
Cash flows from investing activities:
Capital expenditures	(120,222)	(68,826)	(21,169)
Proceeds from sale of assets	451	52	37
Acquisition of Gary-Williams		(587,122)
Net cash used in investing activities	(119,771)	(655,896)	(21,132)
Cash flows from financing activities:
Revolving debt payments			(60,000)
Revolving debt borrowings			60,000
Proceeds, gross of original issue premium on issuance of senior notes		206,000
Proceeds, net of original issue discount on issuance of senior notes			485,693
Proceeds, gross on issuance of CVR Refining's senior notes	500,000
Principal payments on long-term debt			(479,503)
Principal payments on senior secured notes	(478,679)	(2,700)	(27,500)
Payment of capital lease obligations	(960)
Payment of deferred financing costs	(12,793)	(10,308)	(8,775)
Deferred costs associated with the initial public offering	(3,073)
Net contributions from (distributions to) parent	(651,598)	110,626	(116,251)
Net cash provided by (used in) financing activities	(647,103)	303,618	(146,336)
Net increase (decrease) in cash and cash equivalents	150,400	418	(422)
Cash and cash equivalents, beginning of period	2,745	2,327	2,749
Cash and cash equivalents, end of period	153,145	2,745	2,327
Supplemental disclosures
Cash paid for interest, net of capitalized interest of $3,022, $1,091 and $1,747 for the years ended December 31, 2012, 2011 and 2010, respectively	75,232	43,844	44,770
Non-cash investing and financing activities:
Accrual of construction in progress additions	17,545	15,348	(376)
Reduction of proceeds for underwriting discount and financing costs	$ 7,500	$ 4,000	$ 10,287

COMBINED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS
Capitalized interest	$ 382	$ 667	$ 3,022	$ 1,091	$ 1,747

Formation of the Partnership, Organization and Nature of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Formation of the Partnership, Organization and Nature of Business
Formation of the Partnership, Organization and Nature of Business

(1) Formation of the Partnership, Organization and Nature of Business

        CVR Refining, LP and subsidiaries (referred to as "CVR Refining" or the "Partnership") is an independent petroleum refiner and marketer of high value transportation fuels. As of March 31, 2013, Coffeyville Resources, LLC (referred to as "CRLLC") a wholly-owned subsidiary of CVR Energy, Inc. (referred to as "CVR Energy"), owns 100% of our general partner interest and approximately 81% of our limited partner interests. As of March 31, 2013, IEP (defined below) owns approximately 82% of CVR Energy.

        In preparation for the initial public offering (the "Initial Public Offering") of CVR Refining, on December 31, 2012, CRLLC contributed all of its interests in the operating subsidiaries which constitute its petroleum refining and related logistics business, as well as Coffeyville Finance Inc. ("Coffeyville Finance"), a finance subsidiary formed to serve as a co-issuer of debt securities, to a newly-formed subsidiary, CVR Refining, LLC ("Refining LLC"). The operating subsidiaries that were contributed to Refining LLC include the following entities: Wynnewood Energy Company, LLC ("WEC"); Wynnewood Refining Company, LLC ("WRC"); Coffeyville Resources Refining & Marketing, LLC ("CRRM"); Coffeyville Resources Crude Transportation, LLC ("CRCT"); Coffeyville Resources Terminal, LLC ("CRT"); and Coffeyville Resources Pipeline, LLC ("CRP"). The entities that were contributed by CRLLC to Refining LLC in connection with the Initial Public Offering are referred to herein as the "Refining Subsidiaries." CVR Refining Holdings, LLC ("CVR Refining Holdings"), a wholly-owned subsidiary of CRLLC, contributed its 100% membership interest in Refining LLC to the Partnership on December 31, 2012. In connection with the closing of the Initial Public Offering, CVR Refining Holdings and its subsidiary were issued a designated number of common units of the Partnership, which now equates to approximately an 81% limited partner interest. CRLLC has retained its other assets, including common units representing approximately a 70% limited partner interest in CVR Partners, LP ("CVR Partners"), a NYSE traded manufacturer of nitrogen fertilizer, and a 100% membership interest in CVR GP, LLC, the general partner of CVR Partners.

        The contribution of entities as discussed above by CRLLC to Refining LLC is not considered a business combination accounted for under the purchase method as it is a transfer of assets under common control and, accordingly, balances have been transferred at their historical cost. The combined financial statements for the periods prior to the contribution have been prepared using the Refining Subsidiaries' historical basis in the assets and liabilities, and include all revenues, costs, assets and liabilities attributed to these entities.

  Initial Public Offering of CVR Refining, LP

        On January 23, 2013, the Partnership completed the Initial Public Offering. The Partnership sold 24,000,000 common units at a price of $25.00 per common unit. Additionally, on January 30, 2013, the underwriters closed their option to purchase an additional 3,600,000 common units at a price of $25.00 per common unit. The common units, which are listed on the NYSE, began trading on January 17, 2013 under the symbol "CVRR."

        The net proceeds to CVR Refining of approximately $653.6 million after deducting underwriting discounts and commissions and offering expenses from the Initial Public Offering have been, or will be, utilized as follows:

  •
  approximately $253.0 million was used to repurchase CRLLC's 10.875% senior secured notes due 2017 (including accrued interest);

  •
  approximately $54.0 million was used to fund the turnaround expenses at the Wynnewood refinery that were incurred during the fourth quarter of 2012;

  •
  approximately $85.1 million was distributed to CRLLC;

  •
  approximately $160.0 million has been allocated to be used to prefund certain maintenance and environmental capital expenditures through 2014; and

  •
  the balance of the proceeds of approximately $101.5 million has been allocated to be utilized for general corporate purposes.

        Prior to the closing of the Initial Public Offering, the Partnership distributed approximately $150.0 million of cash on hand to CRLLC. Subsequent to the closing of the Initial Public Offering, common units held by public security holders represented approximately 19% of all outstanding limited partner interests (this number includes the common units held by an affiliate of Icahn Enterprises, representing approximately 3% of all outstanding limited partner interests) and CVR Refining Holdings, LLC held common units approximating 81% of all outstanding limited partner interests.

        The Partnership's general partner, CVR Refining GP, LLC, manages the Partnership's activities subject to the terms and conditions specified in the Partnership's partnership agreement. The Partnership's general partner is owned by CVR Refining Holdings. The operations of the general partner, in its capacity as general partner, are managed by its board of directors. Actions by the general partner that are made in its individual capacity are made by CVR Refining Holdings as the sole member of the Partnership's general partner and not by the board of directors of the general partner. The members of the board of directors of the Partnership's general partner are not elected by the Partnership's unitholders and are not subject to re-election on a regular basis. The officers of the general partner manage the day-to-day affairs of the business.

        The Partnership has adopted a policy pursuant to which it will distribute all of the available cash it generates each quarter. The available cash for each quarter will be determined by the board of directors of the Partnership's general partner following the end of such quarter and will generally be distributed within 60 days of quarter end. The partnership agreement does not require that the Partnership make cash distributions on a quarterly basis or at all, and the board of directors of the general partner of the Partnership can change the distribution policy at any time.

        The Partnership entered into a services agreement on December 31, 2012, pursuant to which the Partnership and its general partner obtain certain management and other services from CVR Energy. In addition, by virtue of the fact that the Partnership is a controlled affiliate of CVR Energy, the Partnership is bound by an omnibus agreement entered into by CVR Energy, CVR Partners and the general partner of CVR Partners, pursuant to which the Partnership may not engage in, whether by acquisition or otherwise, the production, transportation or distribution, on a wholesale basis, of fertilizer in the contiguous United States, or a fertilizer restricted business, for so long as CVR Energy and certain of its affiliates continue to own at least 50% of CVR Partners' outstanding units.

  Registration Statement on Form S-1

        On March 29, 2013, the Partnership filed a Registration Statement on Form S-1 to enable the offer and sale of common units, the proceeds of which would be used to redeem from CVR Refining Holdings an equal number of our common units.

  CVR Energy Transaction Agreement

        On April 18, 2012, CVR Energy entered into a Transaction Agreement (the "Transaction Agreement") with IEP Energy, LLC and certain of its affiliates (collectively "IEP"). Pursuant to the Transaction Agreement, IEP offered (the "Offer") to purchase all of the issued and outstanding shares of CVR Energy's common stock (the "IEP Acquisition") for a price of $30.00 per share in cash, without interest, less any applicable withholding taxes, plus one non-transferable contingent cash payment ("CCP") right for each share which represents the contractual right to receive an additional cash payment per share if a definitive agreement for the sale of CVR Energy is executed on or before August 18, 2013 and such transaction closes.

        On May 7, 2012, IEP announced that control of CVR Energy had been acquired through the Offer. As a result of shares tendered into the Offer during the initial offering period, the subsequent offering period and subsequent additional purchases, IEP owned approximately 82% of the shares of CVR Energy as of March 31, 2013.

(1)   Formation of the Partnership, Organization and Nature of Business

        In preparation for the initial public offering (the "Initial Public Offering") of CVR Refining, LP (referred to as "CVR Refining" or the "Partnership"), on December 31, 2012, Coffeyville Resources, LLC ("CRLLC"), a wholly-owned subsidiary of CVR Energy, Inc. ("CVR Energy") contributed all of its interests in the operating subsidiaries which constitute its petroleum refining and related logistics business, as well as Coffeyville Finance Inc. ("Coffeyville Finance"), a finance subsidiary formed to serve as a co-issuer of debt securities, to a newly-formed subsidiary, CVR Refining, LLC ("Refining LLC"). The operating subsidiaries that were contributed to Refining LLC include the following entities: Wynnewood Energy Company, LLC ("WEC"); Wynnewood Refining Company, LLC ("WRC"); Coffeyville Resources Refining & Marketing, LLC ("CRRM"); Coffeyville Resources Crude Transportation, LLC ("CRCT"); Coffeyville Resources Terminal, LLC ("CRT"); and Coffeyville Resources Pipeline, LLC ("CRP"). The entities that were contributed by CRLLC to Refining LLC in connection with the Initial Public Offering are referred to herein as the "Refining Subsidiaries." CVR Refining Holdings, LLC ("CVR Refining Holdings"), a wholly-owned subsidiary of CRLLC, contributed its 100% membership interest in Refining LLC to the Partnership or December 31, 2012. In connection with the closing of the Initial Public Offering, CVR Refining Holdings and its subsidiary were issued a designated number of common units of the Partnership, which now equates to an approximately 81% limited partner interest. CRLLC has retained its other assets, including common units representing a 70% limited partner interest in CVR Partners, LP ("CVR Partners"), a NYSE traded manufacturer of nitrogen fertilizer, and a 100% membership interest in CVR GP, LLC, the general partner of CVR Partners.

        The contribution of entities as discussed above by CRLLC to Refining LLC is not considered a business combination accounted for under the purchase method as it is a transfer of assets under common control and, accordingly, balances have been transferred at their historical cost. The combined financial statements for the periods prior to the contribution on December 31, 2012 have been prepared using the Refining Subsidiaries' historical basis in the assets and liabilities, and include all revenues, costs, assets and liabilities attributed to these entities.

  Initial Public Offering of CVR Refining, LP

        On January 23, 2013, the Partnership completed the Initial Public Offering. The Partnership sold 24,000,000 common units at a price of $25.00 per common unit. Of the common units issued, 4,000,000 units were purchased by an affiliate of Icahn Enterprises. Additionally, on January 30, 2013, the underwriters closed their option to purchase an additional 3,600,000 common units at a price of $25.00 per common unit. The common units, which are listed on the NYSE, began trading on January 17, 2013 under the symbol "CVRR." In connection with the Initial Public Offering, the Partnership paid approximately $32.5 million in underwriting fees and incurred approximately $3.9 million of other offering costs.

        The net proceeds to CVR Refining of the Initial Public Offering were approximately $653.6 million after deducting underwriting discounts and commissions and offering expenses from the Initial Public Offering have been, or will be, utilized as follows:

  •
  approximately $253.0 million was used to repurchase CRLLC's 10.875% senior secured notes due 2017 (including accrued interest);

  •
  approximately $160.0 million will be used to prefund certain maintenance and environmental capital expenditures through 2014;
  •
  approximately $54.0 million was used to fund the turnaround expenses at the Wynnewood refinery that were incurred during the fourth quarter of 2012;

  •
  approximately $85.1 million was distributed to CRLLC; and

  •
  the balance of the proceeds will be utilized for general corporate purposes.

        Prior to the closing of the Initial Public Offering, the Partnership distributed approximately $150.0 million of cash on hand to CRLLC. Subsequent to the closing of the Initial Public Offering, common units held by public security holders represented approximately 19% of all outstanding limited partner interests (this number includes the common units held by an affiliate of Icahn Enterprises, representing approximately 3% of all outstanding limited partner interests) and CVR Refining Holdings, LLC held common units approximating 81% of all outstanding limited partner interests.

        The Partnership's general partner, CVR Refining GP, LLC, manages the Partnership's activities subject to the terms and conditions specified in the Partnership's partnership agreement. The Partnership's general partner is owned by CVR Refining Holdings. The operations of the general partner, in its capacity as general partner, are managed by its board of directors. Actions by the general partner that are made in its individual capacity are made by CVR Refining Holdings as the sole member of the Partnership's general partner and not by the board of directors of the general partner. The Partnership's general partner is not elected by the Partnership's unitholders and will not be subject to re-election on a regular basis in the future. The officers of the general partner manage the day-to-day affairs of the business.

        The Partnership has adopted a policy pursuant to which it will distribute all of the available cash it generates each quarter. The available cash for each quarter will be determined by the board of directors of the Partnership's general partner following the end of such quarter and will generally be distributed within 60 days of quarter end. The partnership agreement does not require that the Partnership make cash distributions on a quarterly basis or at all, and the board of directors of the general partner of the Partnership can change the distribution policy at any time.

        In connection with the Initial Public Offering, the Partnership entered into a services agreement, pursuant to which the Partnership and its general partner will obtain certain management and other services from CVR Energy. In addition, by virtue of the fact that the Partnership is a controlled affiliate of CVR Energy, the Partnership is bound by an omnibus agreement entered into by CVR Energy, CVR Partners and the general partner of CVR Partners, pursuant to which the Partnership may not, engage in, whether by acquisition or otherwise, the production, transportation or distribution, on a wholesale basis, of fertilizer in the contiguous United States, or a fertilizer restricted business, for so long as CVR Energy and certain of its affiliates continue to own at least 50% of CVR Partners' outstanding units.

        See Note 18 ("Subsequent Events") for further discussion on the Initial Public Offering and related events.

Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Basis of Presentation
Basis of Presentation

(2) Basis of Presentation

        The accompanying unaudited condensed consolidated and combined financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP") and in accordance with the rules and regulations of the SEC.

        Prior to the contribution of Refining LLC to the Partnership and entering into the services agreement on December 31, 2012, certain expenses incurred by CVR Energy and its affiliates were only indirectly attributable to its ownership of the refining and related logistics assets of CRLLC. As a result, certain assumptions and estimates were made in order to allocate a reasonable share of such expenses to CVR Refining, so that the accompanying combined financial statements reflect substantially all costs of doing business. Accounts and balances related to the refining and related logistics operations were based on a combination of specific identification and allocations. CVR Energy and CRLLC allocated various corporate overhead expenses based on a percentage of total refining and related logistics payroll to the total payrolls of its segments (i.e., the petroleum and fertilizer segments are comprised of CVR Refining and CVR Partners, respectively). See additional discussion in Note 15 ("Allocation of Costs).

        Beginning in 2013, the condensed consolidated financial statements include certain selling, general and administrative expenses (exclusive of depreciation and amortization) and direct operating expenses (exclusive of depreciation and amortization) that CVR Energy and its affiliates incurred on behalf of the Partnership. These related party transactions are governed by the services agreement originally entered into on December 31, 2012. See Note 16 ("Related Party Transactions") for additional discussion of the services agreement and billing and allocation of certain costs. The amounts charged or allocated to the Partnership are not necessarily indicative of the cost that the Partnership would have incurred had it operated as an independent entity.

        In the opinion of the Partnership's management, the accompanying unaudited condensed consolidated and combined financial statements and related notes reflect all adjustments that are necessary to fairly present the financial position of the Partnership as of March 31, 2013 and December 31, 2012, the results of operations and cash flows of the Partnership for the three months ended March 31, 2013 and 2012 and the changes in partners' capital for the Partnership for the three month period ended March 31, 2013.

        The preparation of condensed consolidated and combined financial statements in conformity with GAAP requires management to make estimates and assumptions that reflect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates. Results of operations and cash flows are not necessarily indicative of the results that will be realized for the year ended December 31, 2013 or any other interim period.

        The Partnership has omitted net income per unit for the three months ended March 31, 2012, because the Partnership operated under a different capital structure prior to the closing of the Initial Public Offering, and, as a result, the per unit data would not be meaningful to investors. Per unit data for the three months ended March 31, 2013 is calculated since the closing of the Initial Public Offering on January 23, 2013.

(2)   Basis of Presentation

        The accompanying consolidated and combined financial statements have been prepared in accordance with Regulation S-X, Article 3, "General instructions as to financial statements" and Staff Accounting Bulletin, or SAB Topic 1-B, "Allocations of Expenses and Related disclosures in Financial Statements of Subsidiaries, Divisions or Lesser Business Components of Another Entity." Certain expenses incurred by CVR Energy are only indirectly attributable to its ownership of the refining and related logistics assets of CRLLC. As a result, certain assumptions and estimates are made in order to allocate a reasonable share of such expenses to CVR Refining, so that the accompanying financial statements reflect substantially all costs of doing business. The allocations and related estimates and assumptions are described more fully in Note 3 ("Summary of Significant Accounting Policies") and Note 15 ("Related Party Transactions").

        CRLLC used a centralized approach to cash management and the financing of its operations until the contribution of its petroleum refining and related logistics business to CVR Refining on December 31, 2012. As a result, amounts owed to or from CRLLC prior to December 31, 2012 are reflected as a component of divisional equity on the accompanying Combined Statements of Changes in Partners' Capital/Divisional Equity.

        Accounts and balances related to the refining and related logistics operations were based on a combination of specific identification and allocations. CVR Energy and CRLLC has allocated various corporate overhead expenses based on a percentage of total refining and related logistics payroll to the total payrolls of its segments (i.e., the petroleum and fertilizer segments are comprised of CVR Refining and CVR Partners, respectively). These allocations are not necessarily indicative of the cost that the Partnership would have incurred had it operated as an independent stand-alone entity for all years presented. All intercompany accounts and transactions have been eliminated.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

(3)   Summary of Significant Accounting Policies

  Cash and Cash Equivalents

        CRLLC has historically provided cash as needed to support the operations of the refining and related logistics assets and has retained excess cash earned by the Partnership. The Partnership considers all highly liquid money market accounts and debt instruments with original maturities of three months or less to be cash equivalents. Cash received or paid by CRLLC on behalf of CVR Refining prior to December 31, 2012 is reflected as net contributions from or net distributions to parent on the accompanying Combined Statements of Changes in Partners' Capital/Divisional Equity.

        Under the Partnership's cash management system, checks issued but not presented to banks frequently result in book overdraft balances for accounting purposes and are classified within accounts payable in the Consolidated and Combined Balance Sheets. The change in book overdrafts are reported as a component of operating cash flows for accounts payable as they do not represent bank overdrafts. The amount of these checks included in accounts payable as of December 31, 2012 and 2011 was $14.9 million and $10.7 million, respectively.

  Accounts Receivable, net

        CVR Refining grants credit to its customers. Credit is extended based on an evaluation of a customer's financial condition; generally, collateral is not required. Accounts receivable are due on negotiated terms and are stated at amounts due from customers, net of an allowance for doubtful accounts. Accounts outstanding longer than their contractual payment terms are considered past due. CVR Refining determines its allowance for doubtful accounts by considering a number of factors, including the length of time trade accounts are past due, the customer's ability to pay its obligations to CVR Refining, and the condition of the general economy and the industry as a whole. CVR Refining writes off accounts receivable when they become uncollectible, and payments subsequently received on such receivables are credited to the allowance for doubtful accounts. Amounts collected on accounts receivable are included in net cash provided by operating activities in the Combined Statements of Cash Flows. At December 31, 2012, one customer individually represented greater than 10% of the total accounts receivable balance. At December 31, 2011, no customer individually represented greater than 10% of the total accounts receivable balance. The largest concentration of credit for any one customer at December 31, 2012 and 2011 was approximately 10% and 9%, respectively, of the accounts receivable balance.

  Inventories

        Inventories consist primarily of domestic and foreign crude oil, blending stock and components, work-in-progress and refined fuels and by-products. Inventories are valued at the lower of the first-in, first-out ("FIFO") cost, or market for refined fuels and byproducts for all periods presented. Refinery unfinished and finished products inventory values were determined using the ability-to-bear process, whereby raw materials and production costs are allocated to work-in-process and finished products based on their relative fair values. Other inventories, including other raw materials, spare parts, and supplies, are valued at the lower of moving-average cost, which approximates FIFO, or market. The cost of inventories includes inbound freight costs.

  Prepaid Expenses and Other Current Assets

        Prepaid expenses and other current assets consist of prepayments for crude oil deliveries to our refineries for which title had not transferred, non-trade accounts receivable, current portions of prepaid insurance, deferred financing costs, derivative agreements and other general current assets.

  Property, Plant, and Equipment

        Additions to property, plant and equipment, including capitalized interest and certain costs allocable to construction and property purchases, are recorded at cost. Capitalized interest is added to any capital project over $1.0 million in cost which is expected to take more than six months to complete. Depreciation is computed using principally the straight-line method over the estimated useful lives of the various classes of depreciable assets. The lives used in computing depreciation for such assets are as follows:

Asset	Range of Useful Lives, in Years
Improvements to land	15 to 30
Buildings	20 to 30
Machinery and equipment	5 to 30
Automotive equipment	5 to 15
Furniture and fixtures	3 to 10

        Leasehold improvements are depreciated or amortized on the straight-line method over the shorter of the contractual lease term or the estimated useful life of the asset. Expenditures for routine maintenance and repair costs are expensed when incurred. Such expenses are reported in direct operating expenses (exclusive of depreciation and amortization) in CVR Refining's Combined Statements of Operations.

  Deferred Financing Costs, Underwriting and Original Issue Discount

        Deferred financing costs associated with debt issuances are amortized to interest expense and other financing costs using the effective-interest method over the life of the debt. Additionally, the underwriting and original issue discount and premium related to debt issuances have been amortized to interest expense and other financing costs using the effective-interest method over the life of the debt. Deferred financing costs related to the Amended and Restated ABL Credit Facility are amortized to interest expense and other financing costs using the straight-line method through the termination date of the respective facility.

  Planned Major Maintenance Costs

        The direct-expense method of accounting is used for planned major maintenance activities. Maintenance costs are recognized as expense when maintenance services are performed. Planned major maintenance activities for the refineries varies by unit, but generally is every four to five years.

        The Coffeyville refinery completed the second phase of a two-phase turnaround project during the first quarter of 2012. The first phase was completed during the fourth quarter of 2011. Costs of approximately $21.2 million, $66.4 million and $1.2 million associated with the Coffeyville refinery's 2011/2012 turnaround were included in direct operating expenses (exclusive of depreciation and amortization) for the year ended December 31, 2012, 2011 and 2010, respectively. The Wynnewood refinery completed a turnaround in the fourth quarter of 2012. Costs of approximately $102.5 million were included in direct operating expenses (exclusive of depreciation and amortization) for the year ended December 31, 2012.

  Cost Classifications

        Cost of product sold (exclusive of depreciation and amortization) includes cost of crude oil, other feedstocks, blendstocks and freight and distribution expenses. Cost of product sold excludes depreciation and amortization of approximately $3.6 million, $2.4 million and $2.8 million for the years ended December 31, 2012, 2011 and 2010, respectively.

        Direct operating expenses (exclusive of depreciation and amortization) includes direct costs of labor, maintenance and services, energy and utility costs, property taxes, environmental compliance costs as well as chemicals and catalysts and other direct operating expenses. Direct operating expenses also include allocated non-cash share-based compensation for CVR Energy and Coffeyville Acquisition III LLC ("CALLC III"), as discussed in Note 6 ("Share-Based Compensation"). Direct operating expenses exclude depreciation and amortization of approximately $103.5 million, $67.2 million and $63.4 million for the years ended December 31, 2012, 2011 and 2010, respectively.

        Selling, general and administrative expenses (exclusive of depreciation and amortization) consist primarily of direct and allocated legal expenses, treasury, accounting, marketing, human resources and maintaining the corporate and administrative offices in Texas, Kansas and Oklahoma. Selling, general and administrative expenses also include allocated non-cash share-based compensation expense from CVR Energy and CALLC III as discussed in Note 6 ("Share-Based Compensation"). Selling, general and administrative expenses exclude depreciation and amortization of approximately $0.5 million, $0.2 million and $0.2 million for the years ended December 31, 2012, 2011 and 2010, respectively.

  Income Taxes

        The operations of CVR Refining have historically been included in the federal income tax return of CRLLC, which is a limited liability company that is not subject to federal income tax. Upon the sale of common units in the Initial Public Offering, CVR Refining will file its own separate federal income tax return with each partner being separately taxed on its share of taxable income. The Partnership will not be subject to income taxes except for a franchise tax in the state of Texas. The income tax liability of the individual partners will not be reflected in the consolidated and combined financial statements of the Partnership.

  Segment Reporting

        The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 280 — Segment Reporting established standards for entities to report information about the operating segments and geographic areas in which they operate. CVR Refining only operates one segment and all of its operations are located in the United States.

  Impairment of Long-Lived Assets

        CVR Refining accounts for long-lived assets in accordance with accounting standards issued by FASB regarding the treatment of the impairment or disposal of long-lived assets. As required by this standard, CVR Refining reviews long-lived assets (excluding intangible assets with indefinite lives) for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future net cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated undiscounted future net cash flows, an impairment charge is recognized for the amount by which the carrying amount of the assets exceeds their fair value. Assets to be disposed of are reported at the lower of their carrying value or fair value less cost to sell.

  Divisional Equity

        Partners' capital is referred to as divisional equity during the periods covered by the consolidated and combined financial statements prior to the contribution of the Refining Subsidiaries to the Partnership. Upon CRLLC's contribution of the Refining Subsidiaries to the Partnership on December 31, 2012, divisional equity became partners' capital.

  Revenue Recognition

        Revenues for products sold are recorded upon delivery of the products to customers, which is the point at which title is transferred, the customer has assumed the risk of loss, and when payment has been received or collection is reasonably assured. Excise and other taxes collected from customers and remitted to governmental authorities are not included in reported revenues.

        Nonmonetary product exchanges and certain buy/sell crude oil transactions which are entered into in the normal course of business are included on a net cost basis in operating expenses on the Combined Statement of Operations.

        The Partnership also engages in trading activities, whereby the Partnership enters into agreements to purchase and sell refined products with third parties. The Partnership acts as a principal in these transactions, taking title to the products in purchases from counterparties, and accepting the risks and rewards of ownership. The Partnership records revenue for the gross amount of the sales transactions, and records costs of purchases as an operating expense in the accompanying consolidated and combined financial statements.

  Shipping Costs

        Pass-through finished goods delivery costs reimbursed by customers are reported in net sales, while an offsetting expense is included in cost of product sold (exclusive of depreciation and amortization).

  Derivative Instruments and Fair Value of Financial Instruments

        The Partnership uses futures contracts, options, and forward swap contracts primarily to reduce the exposure to changes in crude oil prices, finished goods product prices and interest rates and to provide economic hedges of inventory positions. These derivative instruments have not been designated as hedges for accounting purposes. Accordingly, these instruments are recorded in the Consolidated and Combined Balance Sheets at fair value, and each period's gain or loss is recorded as a component of realized gain (loss) on derivatives, net or unrealized gain (loss) on derivatives, net, as applicable, in accordance with standards issued by the FASB regarding the accounting for derivative instruments and hedging activities.

        Financial instruments consisting of cash and cash equivalents, accounts receivable, and accounts payable are carried at cost, which approximates fair value, as a result of the short-term nature of the instruments. See Note 10 ("Long-Term Debt") for further discussion of the extinguishment of the first priority credit facility long-term debt, issuance of the First Lien Notes and Second Lien Notes, subsequent settlement of the First Lien Notes and issuance of the 2022 Notes. The First Lien Notes and Second Lien Notes have been carried at the aggregate principal value less the unamortized original issue discount and premium. The 2022 Notes were issued at par value. See Note 10 ("Long-Term Debt") for the fair value of the debt securities.

  Share-Based Compensation

        The Partnership has been allocated non-cash share-based compensation expense from CVR Energy, CRLLC and from CALLC III. CVR Energy accounts for share-based compensation in accordance with ASC 718 Compensation — Stock Compensation, or ASC 718, as well as guidance regarding the accounting for share-based compensation granted to employees of an equity method investee. In accordance with ASC 718, CVR Energy, CRLLC and CALLC III apply a fair-value based measurement method in accounting for share-based compensation. The Partnership recognizes the costs of the share-based compensation incurred by CVR Energy and CALLC III on the Partnership's behalf primarily in selling, general and administrative expenses (exclusive of depreciation and amortization), and a corresponding increase or decrease to partners' capital/divisional equity, as the costs are incurred on its behalf, following the guidance issued by the FASB regarding the accounting for equity instruments that are issued to other than employees for acquiring, or in conjunction with selling, goods or services, which require remeasurement at each reporting period through the performance commitment period, or in the Partnership's case, through the vesting period. Costs are allocated by CVR Energy and CALLC III based upon the percentage of time a CVR Energy or CRLLC employee provides services to the Partnership.

        The change of control and related Transaction Agreement in May 2012 triggered a modification to outstanding awards under the CVR Energy LTIP. Pursuant to the Transaction Agreement, all restricted shares outstanding were converted to restricted stock units and will be settled in cash upon the vesting date pursuant to the terms of the agreement. As a result of the modification, the Partnership was allocated additional share-based compensation of approximately $6.3 million. For awards vesting subsequent to 2012, the awards will be remeasured at each subsequent reporting date until they vest and costs will be allocated to the Partnership based upon the percentage of time a CVR Energy employee provides services to the Partnership as discussed above.

  Environmental Matters

        Liabilities related to future remediation costs of past environmental contamination of properties are recognized when the related costs are considered probable and can be reasonably estimated. Estimates of these costs are based upon currently available facts, internal and third party assessments of contamination, available remediation technology, site-specific costs, and currently enacted laws and regulations. In reporting environmental liabilities, no offset is made for potential recoveries. Loss contingency accruals, including those for environmental remediation, are subject to revision as further information develops or circumstances change and such accruals can take into account the legal liability of other parties. Environmental expenditures are capitalized at the time of the expenditure when such costs provide future economic benefits.

  Use of Estimates

        The consolidated and combined financial statements have been prepared in conformity with U.S. generally accepted accounting principles ("GAAP"), using management's best estimates and judgments where appropriate. These estimates and judgments affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from these estimates and judgments.

  Related Party Transactions

        CVR Energy and its subsidiaries provide a variety of services to CVR Refining, including cash management and financing services, employee benefits provided through CVR Energy's benefit plans, administrative services provided by CVR Energy's employees and management, insurance and office space leased in CVR Energy's headquarters building and other locations. As such, the accompanying consolidated and combined financial statements include costs that have been incurred by CVR Energy and CRLLC on behalf of CVR Refining. These amounts incurred by CVR Energy are then billed or allocated to CVR Refining and are properly classified on the Combined Statements of Operations as either direct operating expenses (exclusive of depreciation and amortization) or as selling, general and administrative expenses (exclusive of depreciation and amortization). Such expenses include, but are not limited to, salaries, benefits, share-based compensation expense, insurance, accounting, tax, legal and technology services. Costs which are specifically incurred on behalf of CVR Refining, are billed directly to CVR Refining. See Note 15 ("Related Party Transactions") for a detailed discussion of the billing procedures and the basis for calculating the charges.

  Allocation of Costs

        The accompanying financial statements have been prepared in accordance with SAB Topic 1-B, as more fully explained in Note 2. These rules require allocations of costs for salaries and benefits, depreciation, rent, accounting and legal services, and other general and administrative expenses. CVR Energy and CRLLC has allocated general and administrative expenses to CVR Refining based on allocation methodologies that management considers reasonable and result in an allocation of the cost of doing business borne by CVR Energy and CRLLC on behalf of CVR Refining; however, these allocations may not be indicative of the cost of future operations or the amount of future allocations.

        CVR Refining's Combined Statements of Operations reflect all of the expenses that CRLLC and CVR Energy incurred on CVR Refining's behalf. CVR Refining's financial statements therefore include certain expenses incurred by CVR Energy and CRLLC which may include, but are not necessarily limited to, the following:

  •
  Officer and employee salaries and share-based compensation;

  •
  Rent or depreciation;

  •
  Advertising;

  •
  Accounting, tax, legal and information technology services;

  •
  Other selling, general and administrative expenses;

  •
  Costs for defined contribution plans, medical and other employee benefits; and

  •
  Financing costs, including interest, mark-to-market changes in interest rate swap, and losses on extinguishment of debt.

        Selling, general and administrative expense allocations were based primarily on the nature of the expense incurred, with the exception of compensation and compensation related expenses. Compensation expenses, including share-based compensation, are allocated to CVR Refining as governed by percentages determined by management to be reasonable and in line with the nature of an individual's roles and responsibilities. Allocations related to share-based compensation are more fully described in Note 6 ("Share-Based Compensation"). Property insurance costs, included in direct operating expenses (exclusive of depreciation and amortization), were allocated based upon specific segment valuations. See Note 15 ("Related Party Transactions") for a detailed discussion of transactions with affiliated entities. The table below reflects cost allocations, either allocated or billed, by period reflected in the Combined Statement of Operations.

	Year Ended December 31,
	2012	2011	2010
Direct operating expenses (exclusive of depreciation and amortization)	$13,354	$9,064	$9,789
Selling, general and administrative expenses (exclusive of depreciation and amortization)	65,466	39,723	35,347

	$78,820	$48,787	$45,136

  Net Income Per Unit

        CVR Refining has omitted earnings per unit because CVR Refining has operated under a divisional equity structure until December 31, 2012.

  Subsequent Events

        The Partnership evaluated subsequent events, if any, that would require an adjustment to the Partnership's consolidated and combined financial statements or require disclosure in the notes to the consolidated and combined financial statements through the date of issuance of the consolidated and combined financial statements. See Note 18 ("Subsequent Events") for further discussion.

  New Accounting Pronouncements

        In May 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-04, "Fair Value Measurements (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U. S. GAAP and IFRS," ("ASU 201104"). ASU 2011-04 changes the wording used to describe many of the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements to ensure consistency between GAAP and International Financial Reporting Standards ("IFRS"). ASU 2011-04 also expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. This new guidance is to be applied prospectively. ASU 2011-04 was effective for interim and annual periods beginning after December 15, 2011. CVR Refining adopted this ASU as of January 1, 2012. The adoption of this standard did not impact the consolidated and combined financial statement footnote disclosures.

        In December 2011, the FASB issued ASU No. 2011-11, "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 retains the existing offsetting requirements and enhances the disclosure requirements to allow investors to better compare financial statements prepared under GAAP with those prepared under IFRS. On January 31, 2013, the FASB issued ASU No. 2013-04, "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-04"). ASU 2013-04 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements and securities lending transactions. Both standards will be effective for interim and annual periods beginning January 1, 2013 and should be applied retrospectively. The Partnership believes these standards will expand its consolidated and combined financial statement footnote disclosures.

Change of Control at CVR Energy	12 Months Ended
Dec. 31, 2012
Change of Control at CVR Energy
Change of Control at CVR Energy

(4)   Change of Control at CVR Energy

        On April 18, 2012, IEP Energy LLC ("IEP Energy"), a majority owned subsidiary of Icahn Enterprises, L.P. ("Icahn Enterprises"), and certain other affiliates of Icahn Enterprises and Carl C. Icahn (collectively, the "IEP Parties"), entered into a Transaction Agreement (the "Transaction Agreement") with CVR Energy, with respect to IEP Energy's tender offer (the "Offer") to purchase all of the issued and outstanding shares of CVR Energy's common stock for a price of $30.00 per share in cash, without interest, less any applicable withholding taxes, plus one non-transferable contingent payment right for each share of CVR Energy common stock (the "CCP"), which represents the contractual right to receive an additional cash payment per share if a definitive agreement for the sale of CVR Energy is executed on or prior to August 18, 2013 and such transaction closes.

        In May 2012, the IEP Parties announced that a majority of the common stock of CVR Energy had been acquired through the Offer. As a result of the shares tendered into the Offer during the initial offering period and subsequent additional purchases, the IEP Parties owned approximately 82% of CVR Energy's common stock as of December 31, 2012.

        Pursuant to the Transaction Agreement, all restricted shares scheduled to vest in 2012 were converted to restricted stock units whereby the recipient received cash settlement of the offer price of $30.00 per share plus one CCP upon vesting. Restricted shares scheduled to vest in 2013, 2014 and 2015 were converted to restricted stock units whereby the awards will be settled in cash upon vesting in an amount equal to the lesser of the offer price or the fair market value as determined at the most recent valuation date of December 31 of each year. Additional share-based compensation was incurred at CVR Energy to revalue the unvested awards upon modification. For awards vesting subsequent to 2012, the awards will be remeasured at each subsequent reporting date until they vest. See further discussion in Note 6 ("Share-Based Compensation").

Wynnewood Acquisition	12 Months Ended
Dec. 31, 2012
Wynnewood Acquisition
Wynnewood Acquisition

(5)   Wynnewood Acquisition

        On December 15, 2011, CVR Refining, through CRLLC, completed the acquisition of all the issued and outstanding shares of the Gary-Williams Energy Corporation (subsequently converted to WEC), including its two wholly-owned subsidiaries (the "Wynnewood Acquisition"), for a purchase price of $593.4 million from The Gary-Williams Company, Inc. (the "Seller"). This consisted of $525.0 million, in cash, plus approximately $66.6 million for working capital and approximately $1.8 million for a capital expenditure adjustment. The Wynnewood Acquisition was partially funded by proceeds received from the issuance of additional First Lien Notes. See Note 10 ("Long-Term Debt") for further discussion of the issuance. The Wynnewood Acquisition was accounted for under the purchase method of accounting and, as such, CVR Refining's results of operations on the Combined Statement of Operations for the year ended December 31, 2011 include WEC's revenues and operating loss of approximately $115.7 million and $2.3 million, respectively, for the period from December 16, 2011 through December 31, 2011.

        WEC owned a 70,000 bpd refinery in Wynnewood, Oklahoma that includes approximately 2.0 million barrels of company-owned storage tanks. Located in the PADD II Group 3 distribution area, the Wynnewood refinery is a dual crude oil unit facility that processes a variety of crudes and produces high-value fuel products (including gasoline, ultra-low sulfur diesel, jet fuel and solvent) as well as liquefied petroleum gas and a variety of asphalts.

  Purchase Price Allocation

        Under the purchase method of accounting, the total purchase price was allocated to WEC's net tangible assets based on their fair values as of December 15, 2011. An independent appraisal of the net assets was completed. The purchase price included a preliminary networking capital amount, which was finalized in the first quarter of 2012. At December 31, 2011, this difference was estimated at approximately $15.8 million and was recorded in prepaid expenses and other current assets in the Combined Balance Sheet.

        In accordance with the Stock Purchase and Sale Agreement (the "Purchase Agreement"), CVR Refining provided a Post-Closing Statement to the Seller on February 13, 2012 which reflected the difference between the cash paid at closing for the estimated working capital as compared to the actual net working capital acquired. In March 2012, the preliminary purchase price was increased by $1.1 million following settlement of the estimated cash paid for working capital in excess of actual working capital.

        The following table displays the total final purchase price allocated to WEC's net tangible assets based on their fair values as of December 15, 2011 (in millions):

Cash and cash equivalents	$6.3
Accounts receivable	159.0
Inventories	213.5
Prepaid expenses and other current assets	6.0
Property, plant and equipment	577.0
Accounts payable and accrued liabilities	(316.1)
Long-term debt	(52.3)

Total fair values of net assets acquired	593.4

Less: cash acquired	6.3

Total consideration transferred, net of cash acquired	$587.1

  Acquisition Costs

        For the years ended December 31, 2012 and 2011, the Partnership recognized approximately $11.0 million and $5.2 million, respectively in transaction fees and integration expenses that are included in selling, general and administrative expense in the Combined Statement of Operations. In 2012, these costs primarily relate to accounting and other professional consulting fees incurred associated with post-closing transaction matters and continued integration of various processes, policies, technologies and systems of GWEC. In 2011, these costs primarily relate to legal, accounting, initial purchaser discounts and commissions, and other professional fees incurred since the announcement of the Wynnewood Acquisition in November 2011. In addition, CVR Refining, through CRLLC, entered into a commitment letter for a senior secured one-year bridge loan to ensure that financing would be available for the Wynnewood Acquisition in the event that the additional offering of First Lien Notes was not closed by the date of the Wynnewood Acquisition. The bridge loan was never drawn. A commitment fee and other third-party costs totaling $3.9 million are included in selling, general and administrative expenses associated with the undrawn bridge loan.

Share-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Share-Based Compensation
Share-Based Compensation

(4) Share-Based Compensation

        Certain employees of CVR Refining and employees of CVR Energy who perform services for CVR Refining participate in the equity compensation plans of CVR Refining's affiliates. Accordingly, CVR Refining has recorded compensation expense for these plans in accordance with SAB Topic 1-B and in accordance with guidance regarding the accounting for share-based compensation granted to employees of an equity method investee. All compensation expense related to these plans for full-time employees of CVR Refining has been allocated 100% to CVR Refining. For employees of CVR Energy performing services for CVR Refining, CVR Refining recorded share-based compensation relative to the percentage of time spent by each employee providing services to CVR Refining as compared to the total calculated share-based compensation by CVR Energy. CVR Refining is not responsible for payment of share-based compensation and all expense amounts are reflected as an increase or decrease to partners' capital.

  Long-Term Incentive Plan—CVR Energy

        CVR Energy has a Long-Term Incentive Plan ("CVR Energy LTIP") that permits the grant of options, stock appreciation rights, restricted stock, restricted stock units, dividend equivalent rights, share awards and performance awards (including performance share units, performance units and performance based restricted stock). As of March 31, 2013, only grants of restricted stock units under the CVR Energy LTIP remain outstanding. Individuals who are eligible to receive awards and grants under the CVR Energy LTIP include CVR Energy's or its subsidiaries' (including CVR Refining) employees, officers, consultants and directors.

  Restricted Shares

        Through the CVR Energy LTIP, shares of restricted stock and restricted stock units (collectively "restricted shares") have been granted to employees of CVR Energy and CVR Refining. Restricted shares, when granted, were historically valued at the closing market price of CVR Energy's common stock on the date of issuance and amortized to compensation expense on a straight-line basis over the vesting period of the common stock. These shares generally vest over a three-year period.

        The change of control and related Transaction Agreement in May 2012 triggered a modification to outstanding awards under the CVR Energy LTIP. Pursuant to the Transaction Agreement, all restricted shares scheduled to vest in 2012 were converted to restricted stock units whereby the recipient received cash settlement of the offer price of $30.00 per share in cash plus one CCP upon vesting. Restricted shares scheduled to vest in 2013, 2014 and 2015 were converted to restricted stock units whereby the awards will be settled in cash upon vesting in an amount equal to the lesser of the offer price or the fair market value as determined at the most recent valuation date of December 31 of each year. For awards vesting subsequent to 2012, the awards will be remeasured at each subsequent reporting date until they vest.

        In December 2012, restricted stock units were granted to certain employees of CVR Energy and its subsidiaries (including CVR Refining). The non-vested restricted stock units are expected to vest over three years on the basis of one-third of the award each year with the exception of awards granted to certain executive officers of CVR Energy that vest over one year. Each restricted stock unit represents the right to receive, upon vesting, a cash payment equal to (a) the fair market value of one share of the CVR Energy's common stock, plus (b) the cash value of all dividends declared and paid per share of the CVR Energy's common stock from the grant date to and including the vesting date. The awards will be remeasured at each subsequent reporting date until they vest.

        Additionally, CVR Energy approved a discretionary award of up to 62,920 restricted stock units to Mr. Lipinski, CVR Energy's Chief Executive Officer and President, on or before December 31, 2013. This discretionary award remains subject to the review and recommendation of the Compensation Committee and approval of the board of directors of the CVR Energy, and is conditioned on Mr. Lipinski continuing to be employed through December 31, 2013. As such, no expense related to this discretionary award was recorded during the three months ended March 31, 2013. To the extent awarded, the discretionary award will vest immediately, and include dividend equivalent rights for the time period commencing on December 28, 2012 through the date of the award.

        Assuming the allocation of costs from CVR Energy remains consistent with the allocation percentages in place at March 31, 2013, there was approximately $12.2 million of total unrecognized compensation cost related to restricted stock units and associated dividends to be recognized over a weighted-average period of approximately 1.07 years. Inclusion of the vesting table is not considered meaningful due to changes in allocation percentages that occur from time to time. The unrecognized compensation expense has been determined by the number of restricted stock units and associated dividends and respective allocation percentage for individuals for whom, as of March 31, 2013, compensation expense has been allocated to the Partnership. Compensation expense recorded for the three months ended March 31, 2013 and 2012 was approximately $3.5 million and $1.8 million, respectively.

  Long-Term Incentive Plan—CVR Refining

        In connection with the Initial Public Offering, on January 16, 2013, the board of directors of the general partner adopted the CVR Refining, LP Long-Term Incentive Plan (the "CVR Refining LTIP"). Individuals who are eligible to receive awards under the CVR Refining LTIP include employees, officers, consultants and directors of CVR Refining and the general partner and their respective subsidiaries and parents. The CVR Refining LTIP provides for the grant of options, unit appreciation rights, restricted units, phantom units, unit awards, substitute awards, other-unit based awards, cash awards, performance awards, and distribution equivalent rights, each in respect of common units. The maximum number of common units issuable under the CVR Refining LTIP is 11,070,000. As of March 31, 2013, no awards have been granted under the plan.

(6)   Share-Based Compensation

        Certain employees of CVR Refining and employees of CVR Energy who perform services for CVR Refining participate in the equity compensation plans of CVR Refining's affiliates. Accordingly, CVR Refining has recorded compensation expense for these plans in accordance with SAB Topic 1-B and in accordance with guidance regarding the accounting for share-based compensation granted to employees of an equity method investee. All compensation expense related to these plans for full-time employees of CVR Refining has been allocated 100% to CVR Refining. For employees of CVR Energy performing services for CVR Refining, CVR Refining recorded share-based compensation relative to the percentage of time spent by each employee providing services to CVR Refining as compared to the total calculated share-based compensation by CVR Energy. CVR Refining is not responsible for payment of share-based compensation and all expense amounts are reflected as an increase or decrease to partners' capital/divisional equity.

        Prior to CVR Energy's initial public offering, CVR Energy's subsidiaries were held and operated by Coffeyville Acquisition LLC ("CALLC"). CALLC issued non-voting override units to certain management members who held common units of CALLC. There were no required capital contributions for the override operating units. In connection with CVR Energy's initial public offering in October 2007, CALLC was split into two entities: CALLC and Coffeyville Acquisition II LLC ("CALLC II"). In connection with this split, management's equity interest in CALLC, including both their common units and non-voting override units, was split so that half of management's equity interest was in CALLC and half was in CALLC II. In addition, in connection with the transfer of the managing general partner of CVR Partners to CALLC III in October 2007, CALLC III issued non-voting override units to certain management members of CALLC III.

        In February 2011, CALLC and CALLC II sold into the public market 11,759,023 shares and 15,113,254 shares, respectively, of CVR Energy's common stock, pursuant to a registered public offering. In May 2011, CALLC sold into the public market 7,988,179 shares of CVR Energy's common stock, pursuant to a registered public offering.

        As a result, CALLC and CALLC II ceased to be stockholders of CVR Energy. Subsequent to CALLC II's divestiture of its ownership interest in CVR Energy in February 2011 and CALLC's divestiture of its ownership interest in CVR Energy in May 2011, no additional share-based compensation expense was incurred with respect to override units and phantom units. The final fair values of the override units of CALLC and CALLC II were derived based upon the values resulting from the proceeds received associated with each entity's respective divestiture of its ownership in CVR Energy. These values were utilized to determine the related compensation expense for the unvested units.

        The final fair value of the CALLC III override units was derived based upon the aggregate principal amount of the proceeds received by CVR Partners' general partner upon the purchase of CVR Partners' incentive distribution rights ("IDRs") by CVR Partners. These proceeds were subsequently distributed to the owners of CALLC III which includes the override unitholders. This value was utilized to determine the related compensation expense for the unvested units. No additional share-based compensation was incurred with respect to override units of CALLC III following the year ended December 31, 2011 due to the complete distribution of the value during that year.

        The following table provides key information for the share-based compensation plans related to the override units of CALLC, CALLC II, and CALLC III.

				*Compensation Expense for the Year Ended December 31,
	Benchmark Value (per Unit)	Original Awards Issued
Award Type			Grant Date	2011	2010
				(in thousands)
Override Operating Units	$11.31	919,630	June 2005	$—	$104
Override Operating Units	$34.72	72,492	December 2006	—	2
Override Value Units(a)	$11.31	1,839,265	June 2005	1,353	5,199
Override Value Units(b)	$34.72	144,966	December 2006	(4)	58
Override Units(c)	$10.00	642,219	February 2008	(94)	(244)

			Total	$1,255	$5,119

*
As CVR Energy's common stock price increased or decreased, compensation expense associated with the unvested CALLC and CALLC II override units increased or was reversed in correlation with the calculation of the fair value under the probability-weighted expected return method.

        Due to the divestiture of all ownership in CVR Energy by CALLC and CALLC II and due to the purchase of the IDRs from CVR Partners' general partner and the distribution to CALLC III, there was no associated unrecognized compensation expense as of December 31, 2012.

  Valuation Assumptions

        Significant assumptions used in the valuation of the Override Value Units (a) and (b) were as follows:

	(a) Override Value Units December 31,	(b) Override Value Units December 31,
	2010	2010
Estimated forfeiture rate	None	None
Derived service period	6 years	6 years
CVR Energy's closing stock price	$15.18	$15.18
Estimated fair value (per unit)	$22.39	$6.56
Marketability and minority interest discounts	20.0%	20.0%
Volatility	43.0%	43.0%

        (c) Override Units — Using a probability-weighted expected return method that utilized CALLC III's cash flow projections which includes expected future earnings and the anticipated timing of IDRs, the estimated grant date fair value of the override units was approximately $3,000. As a non-contributing investor, CVR Energy also recognized income equal to the amount that its interest in the investee's net book value has increased (that is its percentage share of the contributed capital recognized by the investee) as a result of the disproportionate funding of the compensation cost. Of the 642,219 units issued, 109,720 were immediately vested upon issuance and the remaining units were subject to a forfeiture schedule. Significant assumptions used in the valuation were as follows:

December 31,
2010
Estimated forfeiture rate	None
Derived Service Period	Forfeiture schedule
Estimated fair value (per unit)	$2.60
Marketability and minority interest discounts	10.0%
Volatility	47.6%

  Phantom Unit Plans

        CVR Energy, through CRLLC, had two Phantom Unit Appreciation Plans (the "Phantom Unit Plans") whereby directors, employees and service providers were eligible to be awarded phantom points at the discretion of CVR Energy's board of directors or the compensation committee. Holders of service phantom points received distributions when CALLC and CALLC II holders of override operating units received distributions. Holders of performance phantom points received distributions when CALLC and CALLC II holders of override value units received distributions.

        There was no compensation expense for the year ended December 31, 2012 related to the Phantom Unit Plans. The Phantom Unit Plans were terminated in December 2012. Compensation expense allocated for the years ended December 31, 2011 and 2010 related to the Phantom Unit Plans was approximately $4.3 million and $5.9 million, respectively. Due to the divestiture of all ownership of CVR Energy by CALLC and CALLC II, there was no unrecognized compensation expense associated with the Phantom Unit Plans at December 31, 2012.

        Using CVR Energy's closing stock price at December 31, 2010 to determine the company's equity value, through an independent valuation process, the service phantom interest and performance phantom interest were valued as follows:

December 31, 2010
Service Phantom interest (per point)	$14.64
Performance Phantom interest (per point)	$21.25

  Long-Term Incentive Plan — CVR Energy

        CVR Energy has a Long-Term Incentive Plan ("CVR Energy LTIP") that permits the grant of options, stock appreciation rights, restricted shares, restricted share units, dividend equivalent rights, share awards and performance awards (including performance share units, performance units and performance based restricted stock). As of December 31, 2012, only restricted shares of CVR Energy common stock, restricted stock units and stock options had been granted under the CVR Energy LTIP. Individuals who are eligible to receive awards and grants under the CVR Energy LTIP include CVR Energy's or its subsidiaries' (including CVR Refining) employees, officers, consultants and directors.

  Restricted Shares

        Through the CVR Energy LTIP, shares of restricted stock and restricted stock units (collectively "restricted shares") have been granted to employees of CVR Energy and CVR Refining. Restricted shares, when granted, were historically valued at the closing market price of CVR Energy's common stock on the date of issuance and amortized to compensation expense on a straight-line basis over the vesting period of the common stock. These shares generally vest over a three-year period.

        The change of control and related Transaction Agreement discussed in Note 4 ("Change in Control at CVR Energy") triggered a modification to outstanding awards under the CVR Energy LTIP. Pursuant to the Transaction Agreement, all restricted shares scheduled to vest in 2012 were converted to restricted stock units whereby the recipient received cash settlement of the offer price of $30.00 per share in cash plus one CCP upon vesting. Restricted shares scheduled to vest in 2013, 2014 and 2015 were converted to restricted stock units whereby the awards will be settled in cash upon vesting in an amount equal to the lesser of the offer price or the fair market value as determined at the most recent valuation date of December 31 of each year. As a result of the modification, the Partnership was allocated additional share-based compensation of approximately $6.3 million. For awards vesting subsequent to 2012, the awards will be remeasured at each subsequent reporting date until they vest.

        In December 2012, restricted stock units were granted to certain employees of CVR Energy and its subsidiaries (including CVR Refining). The non-vested restricted stock units are expected to vest over three years on the basis of one-third of the award each year with the exception of awards granted to certain executive officers of CVR Energy that vest over one year. Each restricted stock unit represents the right to receive, upon vesting, a cash payment equal to (a) the fair market value of one share of the CVR Energy's common stock, plus (b) the cash value of all dividends declared and paid per share of the CVR Energy's common stock from the grant date to and including the vesting date. The awards will be remeasured at each subsequent reporting date until they vest.

        Additionally, CVR Energy approved a discretionary award of up to 62,920 restricted stock units to Mr. Lipinski, CVR Energy's Chief Executive Officer and President, on or before December 31, 2013. This discretionary award remains subject to the review and recommendation of the Compensation Committee and approval of the board of directors of the CVR Energy, and is conditioned on Mr. Lipinski continuing to be employed through December 31, 2013. As such, no expense related to this discretionary award was recorded during the year ended December 31, 2012. To the extent awarded, the discretionary award will vest immediately, and include dividend equivalent rights for the time period commencing on December 28, 2012 through the date of the award.

        Assuming the allocation of costs from CVR Energy remains consistent with the allocation percentages in place at December 31, 2012, there was approximately $13.3 million of total unrecognized compensation cost related to restricted shares to be recognized over a weighted-average period of approximately 1.1 years. Inclusion of the vesting table is not considered meaningful due to changes in allocation percentages that occur from time to time. The unrecognized compensation expense has been determined by the number of restricted shares and respective allocation percentage for individuals for whom, as of December 31, 2012, compensation expense has been allocated to the Partnership.

        Compensation expense recorded for the years ended December 31, 2012, 2011 and 2010, related to the restricted shares, was approximately $18.5 million, $3.3 million and $0.5 million, respectively.

Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Inventories
Inventories

(5) Inventories

        Inventories consist primarily of domestic and foreign crude oil, blending stock and components, work-in-progress and refined fuels and by-products. Inventories are valued at the lower of the first-in, first-out ("FIFO") cost or market for refined fuels and by-products for all periods presented. Refinery unfinished and finished products inventory values were determined using the ability-to-bear process, whereby raw materials and production costs are allocated to work-in-process and finished products based on their relative fair values. Other inventories, including other raw materials, spare parts, and supplies, are valued at the lower of moving-average cost, which approximates FIFO, or market. The cost of inventories includes inbound freight costs.

        Inventories consisted of the following:

	March 31, 2013	December 31, 2012
	(in thousands)
Finished goods	$257,594	$269,460
Raw materials and precious metals	152,170	158,110
In-process inventories	54,227	42,723
Parts and supplies	29,337	29,169

	$493,328	$499,462

(7)   Inventories

        Inventories consisted of the following:

	December 31,
	2012	2011
	(in thousands)
Finished goods	$269,460	$316,654
Raw materials and precious metals	158,110	154,530
In-process inventories	42,723	115,090
Parts and supplies	29,169	27,056

	$499,462	$613,330

Property, Plant, and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property, Plant, and Equipment
Property, Plant, and Equipment

(6) Property, Plant, and Equipment

        A summary of costs for property, plant, and equipment is as follows:

	March 31, 2013	December 31, 2012
	(in thousands)
Land and improvements	$23,974	$23,962
Buildings	37,023	36,680
Machinery and equipment	1,697,389	1,685,616
Automotive equipment	15,262	14,327
Furniture and fixtures	6,279	6,168
Leasehold improvements	774	774
Construction in progress	55,972	46,039

	1,836,673	1,813,566
Accumulated depreciation	489,773	461,975

	$1,346,900	$1,351,591

        Capitalized interest recognized as a reduction in interest expense for the three months ended March 31, 2013 and 2012 totaled approximately $0.4 million and $0.7 million, respectively. Land, buildings and equipment that are under a capital lease obligation had an original carrying value of approximately $24.8 million as of March 31, 2013 and December 31, 2012. Amortization of assets held under capital leases is included in depreciation expense.

(8)   Property, Plant, and Equipment

        A summary of costs for property, plant, and equipment is as follows:

	December 31,
	2012	2011
	(in thousands)
Land and improvements	$23,962	$19,193
Buildings	36,680	33,887
Machinery and equipment	1,685,616	1,570,191
Automotive equipment	14,327	9,603
Furniture and fixtures	6,168	5,713
Leasehold improvements	774	413
Construction in progress	46,039	39,781

	1,813,566	1,678,781
Accumulated depreciation	461,975	357,994

	$1,351,591	$1,320,787

        Capitalized interest recognized as a reduction in interest expense for the years ended December 31, 2012, 2011 and 2010 totaled approximately $3.0 million, $1.1 million and $1.8 million, respectively. Land, building and equipment that are under a capital lease obligation had an original carrying value of approximately $24.8 million, $24.8 million and $0 for the years ended December 31, 2012, 2011 and 2010, respectively. Amortization of assets held under capital leases is included in depreciation expense.

Insurance Claims	12 Months Ended
Dec. 31, 2012
Insurance Claims
Insurance Claims

(9)   Insurance Claims

        On December 28, 2010 the Coffeyville crude oil refinery experienced an equipment malfunction and small fire in connection with its fluid catalytic cracking unit ("FCCU"), which led to reduced crude oil throughput. The refinery returned to full operation on January 26, 2011. This interruption adversely impacted the production of refined products for the petroleum business in the first quarter of 2011. Total gross repair and other costs recorded related to the incident as of December 31, 2011 were approximately $8.0 million. No costs were recorded in 2012.

        CVR Refining maintains property damage insurance policies through CRLLC which have an associated deductible of $2.5 million. CVR Refining anticipates that substantially all of the repair costs in excess of the deductible should be covered by insurance. As of December 31, 2012 and 2011, the Partnership had received $4.0 million of insurance proceeds. As of December 31, 2012 and 2011, the Partnership had recorded an insurance receivable related to the incident of approximately $1.3 million and $1.2 million, respectively. The insurance receivable is included in current assets in the Consolidated and Combined Balance Sheets. The recording of the insurance proceeds and receivable resulted in a reduction of direct operating expenses (exclusive of depreciation and amortization).

        In February 2013, all insurance claims associated with the FCCU incident were fully settled and closed. Substantially all repair costs incurred in excess of the associated $2.5 million deductible were recovered by insurance.

        The Coffeyville crude oil refinery experienced a small fire at its continuous catalytic reformer ("CCR") in May 2011. Total gross repair and other costs related to the incident that were recorded during the year ended December 31, 2011 approximated $3.2 million. No costs were recorded in 2012. CVR Refining anticipates that substantially all of the costs in excess of the $2.5 million deductible should be covered by insurance under its property damage insurance policy. Approximately $0.7 million of insurance proceeds were received for the year-ended December 31, 2012. As of December 31, 2011, the Partnership has recorded an insurance receivable of approximately $0.7 million. The insurance receivable is included in current assets in the Combined Balance Sheet. The recording of the insurance receivable resulted in a reduction of direct operating expenses (exclusive of depreciation and amortization).

        As of December 31, 2012, all insurance claims associated with the fire at the CCR have been fully settled and closed. Substantially all repair costs incurred in excess of the associated $2.5 million deductible were recovered by insurance.

Long-Term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Long-Term Debt
Long-Term Debt

(8) Long-Term Debt

        Long-term debt was as follows:

	March 31, 2013	December 31, 2012
	(in thousands)
10.875% Senior Secured Notes, due 2017, net of unamortized discount of $1,840 as December 31, 2012	—	220,910
6.5% Senior Notes, due 2022	500,000	500,000
Capital lease obligations	50,884	51,168

Long-term debt	$550,884	$772,078

Senior Secured Notes

        On April 6, 2010, CRLLC and its then wholly-owned subsidiary, Coffeyville Finance Inc. (together the "Issuers"), completed a private offering of $275.0 million aggregate principal amount of 9.0% First Lien Senior Secured Notes due 2015 (the "First Lien Notes") and $225.0 million aggregate principal amount of 10.875% Second Lien Senior Secured Notes due 2017 (the "Second Lien Notes" and together with the First Lien Notes, the "Old Notes"). The First Lien Notes were issued at 99.511% of their principal amount and the Second Lien Notes were issued at 98.811% of their principal amount. The associated original issue discount of the Old Notes was amortized to interest expense and other financing costs over their respective terms. In addition, CRLLC incurred additional third party fees and expenses, totaling $3.6 million associated with the offering.

        On December 15, 2011, the Issuers sold an additional $200.0 million aggregate principal amount of 9.0% First Lien Senior Secured Notes due 2015 (the "Additional First Lien Notes"). The Additional First Lien Notes were sold at an issue price of 105.0%, plus accrued interest from October 1, 2011 of $3.7 million. The associated original issue premium of $10.0 million for the Additional First Lien Notes was amortized to interest expense and other financing costs over the term of the Additional First Lien Notes. In conjunction with the issuance of the Additional First Lien Notes, CRLLC expanded the existing ABL credit facility (see "ABL Credit Facility" below for further discussion of the expansion and associated accounting treatment) and incurred a commitment fee and other third-party costs associated with the expansion.

        The related original issue premium and other debt issuance costs related to the Additional First Lien Notes were amortized over the remaining term of the First Lien Notes. Fees and third-party costs associated with the ABL credit facility expansion were amortized over the remaining term of the facility.

        The First Lien Notes were scheduled to mature on April 1, 2015, unless earlier redeemed or repurchased by the Issuers. See further discussion below related to the tender for and subsequent redemption of all of the outstanding First Lien Notes in the fourth quarter of 2012. The Second Lien Notes were scheduled to mature on April 1, 2017, unless earlier redeemed or repurchased by the Issuers. On January 23, 2013, $253.0 million of the proceeds from the Initial Public Offering were utilized to satisfy and discharge the indenture governing the Second Lien Notes. The amounts were used to (i) repay the face amount of all $222.8 million aggregate principal amount of Second Lien Notes then outstanding, (ii) pay the redemption premium of approximately $20.6 million and (iii) settle accrued interest with respect thereto in an amount of approximately $9.5 million. The repurchase of the Second Lien Notes resulted in a loss on extinguishment of debt of approximately $26.1 million for the three months ended March 31, 2013, which includes the write-off of previously deferred financing fees of $3.7 million and unamortized original issue discount of $1.8 million.

2022 Senior Secured Notes

        On October 23, 2012, Refining LLC and Coffeyville Finance completed a private offering of $500.0 million aggregate principal amount of 6.5% Second Lien Senior Secured Notes due 2022 (the "2022 Notes"). The 2022 Notes were issued at par. Refining LLC received approximately $492.5 million of cash proceeds, net of the underwriting fees, but before deducting other third-party fees and expenses associated with the offering. The 2022 Notes were secured by substantially the same assets that secured the then outstanding Second Lien Notes, subject to exceptions, until such time that the outstanding Second Lien Notes were satisfied and discharged in full, which occurred on January 23, 2013. The 2022 Notes were issued by Refining LLC and Coffeyville Finance and are fully and unconditionally guaranteed by CVR Refining, LP and each of Refining LLC's existing domestic subsidiaries (other than the co-issuer, Coffeyville Finance) on a joint and several basis. CVR Refining, LP has no independent assets or operations and Refining LLC is a 100% owned finance subsidiary of CVR Refining, LP. Prior to the satisfaction and discharge of the Second Lien Notes, which occurred on January 23, 2013, the 2022 Notes were also guaranteed by CRLLC. CVR Energy, CVR Partners and Coffeyville Nitrogen Fertilizers ("CRNF") are not guarantors.

        A portion of the net proceeds from the offering of the 2022 Notes approximating $348.1 million were used to purchase approximately $323.0 million of the First Lien Notes pursuant to a tender offer and to settle accrued interest of approximately $1.8 million through October 23, 2012 and to pay related fees and expenses. Tendered notes were purchased at a premium of approximately $23.2 million in aggregate amount. CRLLC used the remaining proceeds from the offering to fund a completed and settled redemption of the remaining $124.1 million of outstanding First Lien Notes and to settle accrued interest of approximately $1.6 million through November 23, 2012. Redeemed notes were purchased at a premium of approximately $8.4 million in aggregate amount.

        Previously deferred financing charges and unamortized original issuance premium related to the First Lien Notes totaled approximately $8.1 million and $6.3 million, respectively. As a result of the repayment of the First Lien Notes, a loss on extinguishment of debt of $33.4 million was recorded in the fourth quarter of 2012, which included the total premiums paid of $31.6 million and the write-off of previously deferred financing charges of $8.1 million, partially offset by the write-off of unamortized original issuance premium of $6.3 million.

        The debt issuance costs of the 2022 Notes totaled approximately $8.7 million and are being amortized over the term of the 2022 Notes as interest expense using the effective-interest amortization method.

        The 2022 Notes mature on November 1, 2022, unless earlier redeemed or repurchased by the issuers. Interest is payable on the 2022 Notes semi-annually on May 1 and November 1 of each year, commencing on May 1, 2013.

        The 2022 Notes requires the Partnership to maintain a minimum fixed charge coverage ratio and contains customary covenants for a financing of this type that limit, subject to certain exceptions, the incurrence of additional indebtedness or guarantees, the creation of liens on assets, the ability to dispose of assets, the ability to make payments on subordinated or unsecured debt, the ability to merge, consolidate with or into another entity and the ability to enter into certain affiliate transactions. The 2022 Notes provide that the Partnership can make distributions to holders of its common units provided, among other things, it is in compliance with the fixed coverage ratio and there is no default or event of default under the 2022 Notes. As of March 31, 2013, the Partnership was in compliance with the covenants contained in the 2022 Notes.

        At March 31, 2013, the estimated fair value of the 2022 Notes was approximately $511.3 million. These estimates of fair value are Level 2 as they were determined by quotations obtained from a broker-dealer who makes a market in these and similar securities.

Asset Backed (ABL) Credit Facility

        On February 22, 2011, CRLLC entered into a $250.0 million asset-backed revolving credit agreement (the "ABL credit facility") with a group of lenders including Deutsche Bank Trust Company Americas as collateral and administrative agent. The ABL credit facility was scheduled to mature in August 2015 and replaced the $150.0 million first priority credit facility which was terminated. The ABL credit facility was used to finance ongoing working capital, capital expenditures, letters of credit issuance and general needs of CVR Refining and includes among other things, a letter of credit sublimit equal to 90% of the total facility commitment and a feature which permits an increase in borrowings of up to $250.0 million (in the aggregate), subject to additional lender commitments. On December 15, 2011, CRLLC entered into an incremental commitment agreement to increase the borrowings under the ABL credit facility to $400.0 million in the aggregate in connection with the Additional First Lien Notes issuance as discussed above. Terms of the ABL credit facility did not change as a result of the additional availability. On December 20, 2012, the ABL credit facility was amended and restated as discussed below.

        In connection with the change in control described in Note 1 above, CRLLC, Deutsche Bank Trust Company Americas, as Administrative Agent and Collateral Agent, the lenders and the other parties thereto, entered into a First Amendment to Credit Agreement effective as of May 7, 2012 (the "ABL First Amendment"), pursuant to which the parties agreed to exclude the IEP Acquisition from the definition of change of control as provided in the ABL credit facility. Absent the ABL First Amendment, the change in control of CVR Energy described above would have triggered an event of default pursuant to the ABL credit facility.

Amended and Restated Asset Backed (ABL) Credit Facility

        On December 20, 2012, CRLLC, CVR Refining, Refining LLC and each of the operating subsidiaries of Refining LLC (collectively, the "Credit Parties") entered into an amended and restated ABL credit agreement (the "Amended and Restated ABL Credit Facility") with a group of lenders and Wells Fargo Bank, National Association ("Wells Fargo"), as administrative agent and collateral agent. The Amended and Restated ABL Credit Facility, which replaced the ABL credit facility, is scheduled to mature on December 20, 2017. Under the amended and restated facility, the Partnership assumed CRLLC's position as borrower and CRLLC's obligations under the facility upon closing of the Initial Public Offering on January 23, 2013.

        The Amended and Restated ABL Credit Facility is a senior secured asset based revolving credit facility in an aggregate principal amount of up to $400.0 million with an incremental facility, which permits an increase in borrowings of up to $200.0 million subject to additional lender commitments and certain other conditions. The proceeds of the loans may be used for capital expenditures and working capital and general corporate purposes of the Credit Parties and their subsidiaries. The Amended and Restated ABL Credit Facility provides for loans and letters of credit in an amount up to the aggregate availability under the facility, subject to meeting certain borrowing base conditions, with sub-limits of 10% of the total facility commitment for swingline loans and 90% of the total facility commitment for letters of credit.

        Borrowings under the Amended and Restated ABL Credit Facility bear interest at either a base rate or LIBOR plus an applicable margin. The applicable margin is (i) (a) 1.75% for LIBOR borrowings and (b) 0.75% for prime rate borrowings, in each case if quarterly average excess availability exceeds 50% of the lesser of the borrowing base and the total commitments and (ii) (a) 2.00% for LIBOR borrowings and (b) 1.00% for prime rate borrowings, in each case if quarterly average excess availability is less than or equal to 50% of the lesser of the borrowing base and the total commitments. The Amended and Restated ABL Credit Facility also requires the payment of customary fees, including an unused line fee of (i) 0.40% if the daily average amount of loans and letters of credit outstanding is less than 50% of the lesser of the borrowing base and the total commitments and (ii) 0.30% if the daily average amount of loans and letters of credit outstanding is equal to or greater than 50% of the lesser of the borrowing base and the total commitments. The Partnership will also be required to pay customary letter of credit fees equal to, for standby letters of credit, the applicable margin on LIBOR loans on the maximum amount available to be drawn under and, for commercial letters of credit, the applicable margin on LIBOR loans less 0.50% on the maximum amount available to be drawn under, and customary facing fees equal to 0.125% of the face amount of, each letter of credit.

        The Amended and Restated ABL Credit Facility also contains customary covenants for a financing of this type that limit the ability of the Credit Parties and their respective subsidiaries to, among other things, incur liens, engage in a consolidation, merger, purchase or sale of assets, pay dividends, incur indebtedness, make advances, investment and loans, enter into affiliate transactions, issue equity interests, or create subsidiaries and unrestricted subsidiaries. The amended and restated facility also contains a fixed charge coverage ratio financial covenant, as defined therein. We were in compliance with the covenants of the Amended and Restated ABL Credit Facility as of March 31, 2013.

        Lender and other third-party costs associated with the Amended and Restated ABL Credit Facility of $2.1 million were deferred and are being amortized to interest expense and other financing costs using a straight-line method over the term of the amended facility. In accordance with guidance provided by the FASB regarding the modification of revolving debt arrangements, a portion of the unamortized deferred costs associated with the ABL credit facility of approximately $2.8 million will continue to be amortized over the term of the Amended and Restated ABL Credit Facility.

        As of March 31, 2013, we had availability under the Amended and Restated ABL Credit Facility of $372.8 million and had letters of credit outstanding of approximately $27.2 million. There were no borrowings outstanding under the Amended and Restated ABL Credit Facility as of March 31, 2013.

  Intercompany Credit Facility

        On January 23, 2013, prior to the closing of the Initial Public Offering, the Partnership entered into a new $150.0 million senior unsecured revolving credit facility (the "intercompany credit facility") with CRLLC as the lender, to be used to fund growth capital expenditures. The intercompany credit facility is for a term of six years and bears interest at a rate of LIBOR plus 3% per annum.

        The intercompany credit facility contains covenants that require the Partnership to, among other things, notify CRLLC of the occurrence of any default or event of default and provide CRLLC with information in respect of the Partnership's business and financial status as it may reasonably require, including, but not limited to, copies of its unaudited quarterly financial statements and its audited annual financial statements.

        In addition, the intercompany credit facility contains customary events of default, including, among others, failure to pay any sum payable when due; the occurrence of a default of other indebtedness in excess of $25.0 million; and the occurrence of an event that results in either (i) CRLLC no longer directly or indirectly controlling the general partner, or (ii) CRLLC and its affiliates no longer owning a majority of the Partnership's equity interests. As of March 31, 2013, the Partnership had $150.0 million available under the intercompany credit facility.

  Capital Lease Obligations

        As a result of the acquisition of the Wynnewood refinery, CVR Refining acquired two leases accounted for as a capital lease and a finance obligation related to Magellan Pipeline Terminals, L.P. and Excel Pipeline LLC. The underlying assets and related depreciation were included in property, plant and equipment. The capital lease relates to a sales-lease back agreement with Sunoco Pipeline, L.P. for its membership interest in the Excel Pipeline. The lease has 199 months remaining through September 2029. The financing agreement relates to the Magellan Pipeline terminals, bulk terminal and loading facility. The lease has 198 months remaining and will expire in September 2029.

(10) Long-Term Debt

        Long-term debt was as follows:

	December 31,
	2012	2011
	(in thousands)
9.0% First Lien Senior Secured Notes, due 2015, net of unamortized premium of $9,003(1) as of December 31, 2011	$—	$456,053
10.875% Second Lien Senior Secured Notes, due 2017, net of unamortized discount of $1,840 and $2,159 as of December 31, 2012 and December 31, 2011, respectively(2)	220,910	220,591
6.5% Second Lien Senior Secured Notes, due 2022	500,000	—
Capital lease obligations	51,168	52,259

Long-term debt	$772,078	$728,903

(1)
Net unamortized premium of $9.0 million represents an unamortized discount of $0.9 million on the original First Lien Notes and a $9.9 million unamortized premium on the additional First Lien Notes issued in December 2011.

(2)
All of the Second Lien Notes due 2017 were repaid as of February 2013.

  Senior Secured Notes

        On April 6, 2010, CRLLC and its then wholly-owned subsidiary, Coffeyville Finance, completed a private offering of $275.0 million aggregate principal amount of 9.0% First Lien Senior Secured Notes due 2015 (the "First Lien Notes") and $225.0 million aggregate principal amount of 10.875% Second Lien Senior Secured Notes due 2017 (the "Second Lien Notes" and together with the First Lien Notes, the "Old Notes"). The First Lien Notes were issued at 99.511% of their principal amount and the Second Lien Notes were issued at 98.811% of their principal amount. The associated original issue discount of the Old Notes was amortized to interest expense and other financing costs over the respective terms of the Old Notes. CRLLC received total net proceeds from the offering of approximately $485.7 million, net of underwriter fees of $10.0 million and original issue discount of approximately $4.0 million and certain third party fees of $287,000. In addition, CRLLC incurred additional third party fees and expenses, totaling $3.6 million associated with the offering. Of the underwriters fees and third-party costs, approximately $76,000 and $30,000, respectively were immediately expensed and the remaining approximately $9.9 million and $3.9 million were deferred and amortized as interest expense using the effective-interest method. CRLLC applied the net proceeds to prepay all of the outstanding balance of its tranche D term loan under its first priority credit facility in an amount equal to approximately $453.3 million and to pay related fees and expenses. In accordance with the terms of its first priority credit facility, CRLLC paid a 2.0% premium totaling approximately $9.1 million to the lenders of the tranche D term loan upon the prepayment of the outstanding balance. This amount was recorded as a loss on extinguishment of debt during the second quarter of 2010. This premium was in addition to the 2.0% premium totaling $0.5 million paid in the first quarter of 2010 for voluntary unscheduled prepayments of $25.0 million on CRLLC's tranche D term loan. This premium was recognized as a loss on extinguishment of debt in the first quarter of 2010. As a result of the extinguishment, CRLLC wrote off $5.4 million of previously deferred financing costs.

        On December 30, 2010, CRLLC made a voluntary unscheduled principal payment of approximately $27.5 million on the First Lien Notes that resulted in a premium payment of 3.0% and a partial write-off of previously deferred financing costs and unamortized original issue discount totaling approximately $1.6 million, which was recognized as a loss on extinguishment of debt in the Combined Statements of Operations for the year ended December 31, 2010. On May 16, 2011, CRLLC repurchased $2.7 million of the First Lien Notes at a purchase price of 103.0% of the outstanding principal amount. In connection with the repurchase, CRLLC wrote off a portion of previously deferred financing costs and unamortized original issue discount of approximately $89,000 which is recorded as a loss on extinguishment of debt for the year ended December 31, 2011. CRLLC also recorded additional losses on extinguishment of debt of $81,000 in connection with premiums paid for the repurchase As the Old Notes were incurred for the benefit of the operations of CVR Refining, all the debt and associated costs have been allocated to CVR Refining.

        On December 15, 2011, CRLLC and Coffeyville Finance issued an additional $200.0 million aggregate principal amount of 9.0% First Lien Senior Secured Notes due 2015 (the "Additional First Lien Notes"). The Additional First Lien Notes were sold at an issue price of 105.0%, plus accrued interest from October 1, 2011 of $3.7 million. The associated original issue premium of $10.0 million for the Additional First Lien Notes has been amortized to interest expense and other financing costs over the term of the Additional First Lien Notes. The Additional First Lien Notes were offered in connection with CRLLC's acquisition of WEC. Proceeds of the Additional First Lien Notes were used to partially fund the Wynnewood Acquisition. On November 2, 2011, CRLLC entered into a commitment letter with certain lenders regarding a senior secured one year bridge loan (the "bridge loan"). CRLLC entered into the commitment letter in connection with ensuring that financing would be available for the Wynnewood Acquisition in the event that the offering of the Additional First Lien Notes was not closed by the date of closing of the Wynnewood Acquisition. Due to the closing of the issuance of the Additional First Lien Notes, the bridge loan was never drawn. At the closing of the issuance of the Additional First Lien Notes and the Wynnewood Acquisition, a commitment fee was paid to the lenders who provided the commitment. Other third-party costs were incurred. All costs associated with the undrawn bridge loan were fully expensed. In conjunction with the issuance of the Additional First Lien Notes, CRLLC expanded the existing ABL credit facility (see "ABL Credit Facility" below for further discussion of the expansion and associated accounting treatment) and incurred a commitment fee and other third-party costs associated with the expansion.

        CRLLC received total net proceeds from the offering of approximately $202.8 million, net of an underwriting discount of $4.0 million, bridge loan commitment and other associated fees of $3.3 million, an ABL commitment fee of $2.6 million, an Additional First Lien Notes structuring fee of $0.2 million, and certain third party fees of $0.8 million. The related original issue premium and other debt issuance costs related to the Additional First Lien Notes were being amortized over the remaining term of the First Lien Notes. Fees and third-party costs totaling $3.9 million related to the undrawn bridge loan were expensed for the year ended December 31, 2011 and are included in selling, general and administrative expenses (exclusive of depreciation and amortization) on the Combined Statements of Operations. Fees and third-party costs associated with the ABL credit facility expansion are being amortized over the remaining term of the facility.

        The First Lien Notes were scheduled to mature on April 1, 2015, unless earlier redeemed or repurchased by the issuers. See further discussion below related to the tender and redemption of all of the outstanding First Lien Notes in the fourth quarter of 2012. The Second Lien Notes were scheduled to mature on April 1, 2017, unless earlier redeemed or repurchased by the issuers. The indenture governing the Second Lien Notes was satisfied and discharged on January 23, 2013. See Note 18 ("Subsequent Events").

        The change of control discussed in Note 4 required CVR Energy to make an offer to repurchase all of the Issuers' outstanding Old Notes; and on June 4, 2012, the issuers offered to purchase all or any part of the Old Notes, at a cash purchase price of 101% of the aggregate principal amount of the Old Notes, plus accrued and unpaid interest, if any. The offer expired on July 5, 2012 with none of the outstanding Old Notes tendered.

  2022 Senior Secured Notes

        On October 23, 2012, Refining LLC and Coffeyville Finance completed a private offering of $500.0 million aggregate principal amount of 6.5% Second Lien Senior Secured Notes due 2022 (the "2022 Notes"). The 2022 Notes were issued at par. Refining LLC received approximately $492.5 million of cash proceeds, net of the underwriting fees, but before deducting other third-party fees and expenses associated with the offering. The 2022 Notes were secured by substantially the same assets that secured the outstanding Second Lien Notes, subject to exceptions, until such time that the outstanding Second Lien Notes were satisfied and discharged in full, which occurred on January 23, 2013.

        A portion of the net proceeds from the offering of the 2022 Notes approximating $348.1 million were used to purchase approximately $323.0 million of the First Lien Notes pursuant to a tender offer and to settle accrued interest of approximately $1.8 million through October 23, 2012 and to pay related fees and expenses. Tendered notes were purchased at a premium of approximately $23.2 million in aggregate amount. CRLLC used the remaining proceeds from the offering to fund a completed and settled redemption of the remaining $124.1 million of outstanding First Lien Notes and to settle accrued interest of approximately $1.6 million through November 23, 2012. Redeemed notes were purchased at a premium of approximately $8.4 million in aggregate amount. Any remaining proceeds will be used for general corporate purposes.

        Previously deferred financing charges and unamortized original issuance premium related to the First Lien Notes totaled approximately $8.1 million and $6.3 million, respectively. As a result of these transactions, a loss on extinguishment of debt of $33.4 million was recorded in the Combined Statement of Operations in the fourth quarter of 2012, which includes the total premiums paid of $31.6 million and the write-off of previously deferred financing charges of $8.1 million, partially offset by the write-off of unamortized original issuance premium of $6.3 million.

        The debt issuance costs of the 2022 Notes totaled approximately $8.7 million and will be amortized over the term of the 2022 Notes as interest expense using the effective-interest amortization method.

        The 2022 Notes mature on November 1, 2022, unless earlier redeemed or repurchased by the issuers. Interest is payable on the 2022 Notes semi-annually on May 1 and November 1 of each year, commencing on May 1, 2013.

        Included in other current liabilities on the Consolidated and Combined Balance Sheets is accrued interest payable totaling approximately $12.2 million and $16.1 million for the years ended December 31, 2012 and 2011, respectively, related to the Old Notes and 2022 Notes. Of the balance at December 31, 2011, $3.7 million represents cash received from the Additional First Lien Notes offering for accrued interest for the period October 1, 2011 through December 15, 2011. At December 31, 2012, the estimated fair value of the Second Lien Notes and 2022 Notes was approximately $243.0 million and $497.5 million, respectively. These estimates of fair value are Level 2 as they were determined by quotations obtained from a broker-dealer who makes a market in these and similar securities. The 2022 Notes were issued by Refining LLC and Coffeyville Finance and are fully and unconditionally guaranteed by CVR Refining, LP and each of Refining LLC's existing domestic subsidiaries (other than the co-issuer, Coffeyville Finance) on a joint and several basis. CVR Refining, LP has no independent assets or operations and Refining LLC is a 100% owned finance subsidiary of CVR Refining, LP. Prior to the satisfaction and discharge of the Second Lien Notes, which occurred on January 23, 2013, the 2022 Notes were also guaranteed by CRLLC. CVR Energy, CVR Partners and CRNF are not guarantors.

  Asset Backed (ABL) Credit Facility

        On February 22, 2011, CRLLC entered into a $250.0 million asset-backed revolving credit agreement (the "ABL credit facility") with a group of lenders including Deutsche Bank Trust Company Americas as collateral and administrative agent. The ABL credit facility was scheduled to mature in August 2015 and replaced the $150.0 million first priority credit facility which was terminated. The ABL credit facility was used to finance ongoing working capital, capital expenditures, letters of credit issuance and general needs of CVR Refining and includes among other things, a letter of credit sublimit equal to 90% of the total facility commitment and a feature which permits an increase in borrowings of up to $250.0 million (in the aggregate), subject to additional lender commitments. On December 15, 2011, CRLLC entered into an incremental commitment agreement to increase the borrowings under the ABL credit facility to $400.0 million in the aggregate in connection with the Additional First Lien Notes issuance as discussed above. Terms of the ABL credit facility did not change as a result of the additional availability. On December 20, 2012, the ABL credit facility was amended and restated as discussed below. There were no borrowings outstanding under the ABL credit facility as of December 31, 2011.

        Borrowings under the facility bore interest based on a pricing grid determined by the previous quarter's excess availability. The pricing for borrowings under the ABL credit facility could range from LIBOR plus a margin of 2.75% to LIBOR plus 3.0% or the prime rate plus 1.75% to prime rate plus 2.0% for Base Rate Loans. Availability under the ABL credit facility was determined by a borrowing base formula supported primarily by cash and cash equivalents, certain accounts receivable and inventory.

        In connection with the ABL credit facility, CRLLC incurred lender and other third-party costs of approximately $9.1 million for the year ended December 31, 2011. As the ABL credit facility was incurred for the benefit of the operations of CVR Refining, all the debt and associated costs have been allocated to CVR Refining. These costs were deferred and amortized to interest expense and other financing costs using a straight-line method over the term of the facility. In connection with termination of the first priority credit facility, a portion of the unamortized deferred financing costs associated with this facility, totaling approximately $1.9 million, was written off in the first quarter of 2011. In accordance with guidance provided by the FASB regarding the modification of revolving debt arrangements, the remaining approximately $0.8 million of unamortized deferred financing costs associated with the first priority credit facility were amortized over the term of the ABL credit facility.

        In connection with the closing of CVR Partners' initial public offering in April 2011, CVR Partners and CRNF were released as guarantors of the ABL credit facility.

        In connection with the change in control described in Note 4 above, CRLLC, Deutsche Bank Trust Company Americas, as Administrative Agent and Collateral Agent, the lenders and the other parties thereto, entered into a First Amendment to Credit Agreement effective as of May 7, 2012 (the "ABL First Amendment"), pursuant to which the parties agreed to exclude Icahn's acquisition of Shares from the definition of change of control as provided in the ABL credit facility. Absent the ABL First Amendment, the change in control of CVR Energy described above would have triggered an event of default pursuant to the ABL credit facility.

  Amended and Restated Asset Backed (ABL) Credit Facility

        On December 20, 2012, CRLLC, CVR Refining, Refining LLC and each of the operating subsidiaries of Refining LLC (collectively, the "Credit Parties") entered into an amended and restated ABL credit agreement (the "Amended and Restated ABL Credit Facility") with a group of lenders and Wells Fargo Bank, National Association ("Wells Fargo"), as administrative agent and collateral agent. The Amended and Restated ABL Credit Facility replaced the ABL credit facility described above and is scheduled to mature on December 20, 2017. Under the amended and restated facility, the Partnership assumed CRLLC's position as borrower and CRLLC's obligations under the facility upon closing of the Initial Public Offering on January 23, 2013, as further discussed in Note 18 ("Subsequent Events").

        The Amended and Restated ABL Credit Facility is a senior secured asset based revolving credit facility in an aggregate principal amount of up to $400.0 million with an incremental facility, which permits an increase in borrowings of up to $200.0 million subject to additional lender commitments and certain other conditions. The proceeds of the loans may be used for capital expenditures and working capital and general corporate purposes of the Credit Parties and their subsidiaries. The Amended and Restated ABL Credit Facility provides for loans and letters of credit in an amount up to the aggregate availability under the facility, subject to meeting certain borrowing base conditions, with sub-limits of 10% of the total facility commitment for swing line loans and 90% of the total facility commitment for letters of credit.

        Borrowings under the Amended and Restated ABL Credit Facility bear interest at either a base rate or LIBOR plus an applicable margin. The applicable margin is (i) (a) 1.75% for LIBOR borrowings and (b) 0.75% for prime rate borrowings, in each case if quarterly average excess availability exceeds 50% of the lesser of the borrowing base and the total commitments and (ii) (a) 2.00% for LIBOR borrowings and (b) 1.00% for prime rate borrowings, in each case if quarterly average excess availability is less than or equal to 50% of the lesser of the borrowing base and the total commitments. The Amended and Restated ABL Credit Facility also requires the payment of customary fees, including an unused line fee of (i) 0.40% if the daily average amount of loans and letters of credit outstanding is less than 50% of the lesser of the borrowing base and the total commitments and (ii) 0.30% if the daily average amount of loans and letters of credit outstanding is equal to or greater than 50% of the lesser of the borrowing base and the total commitments. The Partnership will also be required to pay customary letter of credit fees equal to, for standby letters of credit, the applicable margin on LIBOR loans on the maximum amount available to be drawn under and, for commercial letters of credit, the applicable margin on LIBOR loans less 0.50% on the maximum amount available to be drawn under, and customary facing fees equal to 0.125% of the face amount of, each letter of credit.

        The Amended and Restated ABL Credit Facility also contains customary covenants for a financing of this type that limit the ability of the Credit Parties and their respective subsidiaries to, among other things, incur liens, engage in a consolidation, merger, purchase or sale of assets, pay dividends, incur indebtedness, make advances, investment and loans, enter into affiliate transactions, issue equity interests, or create subsidiaries and unrestricted subsidiaries. The amended and restated facility also contains a fixed charge coverage ratio financial covenant, as defined under the facility. We were in compliance with the covenants of the Amended and Restated ABL Credit Facility as of December 31, 2012.

        In connection with the Amended and Restated ABL Credit Facility, CRLLC and its subsidiaries incurred lender and other third-party costs of approximately $2.1 million for the year ended December 31, 2012. These costs will be deferred and amortized to interest expense and other financing costs using a straight-line method over the term of the amended facility. In connection with amendment of the ABL credit facility, a portion of the unamortized deferred financing costs associated with the ABL Credit Facility, totaling approximately $4.1 million, were written off in the fourth quarter of 2012. This expense is reflected on the Combined Statement of Operations as a loss on extinguishment of debt for the year ended December 31, 2012. In accordance with guidance provided by the FASB regarding the modification of revolving debt arrangements, the remaining approximately $2.8 million of unamortized deferred financing costs associated with the ABL credit facility will continue to be amortized over the term of the Amended and Restated ABL credit facility.

        As of December 31, 2012, CRLLC and its subsidiaries had availability under the Amended and Restated ABL Credit Facility of $372.3 million and had letters of credit outstanding of approximately $27.7 million. There were no borrowings outstanding under the Amended and Restated ABL Credit Facility as of December 31, 2012.

  Deferred Financing Costs

        For the years ended December 31, 2012, 2011 and 2010, amortization of deferred financing costs reported as interest expense and other financing costs totaled approximately $4.1 million, $4.2 million and $3.7 million, respectively.

        Estimated amortization of deferred financing costs is as follows:

Year Ending December 31,	Deferred Financing
(in thousands)
2013	$2,723
2014	2,723
2015	2,723
2016	2,723
2017	2,047
Thereafter	4,215

$17,154

  Capital Lease Obligations

        As a result of the Wynnewood Acquisition, CVR Refining acquired two leases accounted for as a capital lease and a finance obligation related to the Magellan Pipeline Terminals, L.P. and Excel Pipeline LLC. See Note 5 ("Wynnewood Acquisition") for further discussion. The underlying assets and related depreciation were included in property, plant and equipment. The capital lease relates to a sales-lease back agreement with Sunoco Pipeline, L.P. for its membership interest in the Excel Pipeline. The lease has 202 months remaining through September 2029. The financing agreement relates to the Magellan Pipeline terminals, bulk terminal and loading facility. The lease has 201 months remaining and will expire in September 2029. See Note 12 ("Commitments and Contingencies") for further discussion.

        Future payments required under capital lease at December 31, 2012 are as follows:

Capital Lease
(in thousands)
2013	$6,269
2014	6,311
2015	6,355
2016	6,411
2017	6,444
2018 and thereafter	76,756

Total future payments	108,546
Less: amount representing interest	56,287

Present value of future minimum payments	52,259
Less: current portion	1,091

Long-term portion	$51,168

Benefit Plans	12 Months Ended
Dec. 31, 2012
Benefit Plans
Benefit Plans

(11) Benefit Plans

        As of December 31, 2012, CVR Energy sponsored three defined-contribution 401(k) plans (the "Plans") in which all employees of CVR Refining may participate. Participants in the Plans may elect to contribute up to 50% of their annual salaries and up to 100% of their annual income sharing. CVR Energy matches up to 100% of the first 6% of the participant's contribution for the nonunion plan, 100% of the first 6% of the participant's contribution for the CVR Energy union plan, and 80% on the first 5% of the participant's contributions plus a 3% employer contribution each pay period for the Wynnewood union plan. All Plans are administered by CVR Energy and contributions for the union plans were determined in accordance with provisions of negotiated labor contracts. Participants in all Plans are immediately vested in their individual contributions. All Plans have a three year vesting schedule for CVR Energy's matching funds and contain a provision to count service with any predecessor organization. CVR Energy's contributions under the Plans for employees of CVR Refining were approximately $3.3 million, $1.4 million and $1.3 million for the years ended December 31, 2012, 2011 and 2010, respectively. The Wynnewood Union 401(k) Plan became effective with the Wynnewood Acquisition on December 16, 2011. Participants include all Wynnewood union employees. Wynnewood non-union employees are participants in the CVR Energy 401(k) Plan.

        Beginning April 1, 2013, the Wynnewood Union 401(k) Plan will be merged into the CVR Energy union plan, thereby decreasing the number of defined-contribution 401(k) plans from three to two. The CVR Energy union plan retains its match of 100% of the first 6% of the participant's contribution. There were no changes to the nonunion plan.

Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies
Commitments and Contingencies

(12) Commitments and Contingencies

        The minimum required payments for CVR Refining's operating lease agreements and unconditional purchase obligations are as follows:

	Operating Leases	Unconditional Purchase Obligations(1)
	(in thousands)
Nine months ended December 31, 2013	$2,208	$84,334

Year Ending December 31,
2014	2,277	105,485
2015	1,450	94,569
2016	987	87,527
2017	268	86,248
Thereafter	316	920,428

	$7,506	$1,378,591

(1)
This amount includes approximately $993.9 million payable ratably over eighteen years pursuant to petroleum transportation service agreements between CRRM and TransCanada Keystone Pipeline, LP ("TransCanada"). Under the agreements, CRRM receives transportation of at least 25,000 barrels per day of crude oil with a delivery point at Cushing, Oklahoma for a term of twenty years on TransCanada's Keystone pipeline system. CRRM began receiving crude oil under the agreements in the first quarter of 2011.

        CVR Refining leases various equipment and real properties under long-term operating leases expiring at various dates. For the three months ended March 31, 2013 and 2012 lease expense totaled approximately $0.8 million and $0.7 million, respectively. The lease agreements have various remaining terms. Some agreements are renewable, at CVR Refining's option, for additional periods. It is expected, in the ordinary course of business, that leases will be renewed or replaced as they expire. Additionally, in the normal course of business, the Partnership has long-term commitments to purchase storage capacity and pipeline transportation services.

  Crude Oil Supply Agreement

        On August 31, 2012, CRRM and Vitol Inc. ("Vitol"), entered into an Amended and Restated Crude Oil Supply Agreement (the "Vitol Agreement"). The Vitol Agreement amends and restates the Crude Oil Supply Agreement between CRRM and Vitol dated March 30, 2011, as amended (the "Previous Supply Agreement"). Under the Vitol Agreement, Vitol supplies the Partnership's refineries with crude oil and intermediation logistics, which helps to reduce the Partnership's inventory position and mitigate crude oil pricing risk.

        The Vitol Agreement has an initial term commencing on August 31, 2012 and extending through December 31, 2014 (the "Initial Term"). Following the Initial Term, the Vitol Agreement will automatically renew for successive one-year terms (each such term, a "Renewal Term") unless either party provides the other with notice of nonrenewal at least 180 days prior to expiration of the Initial Term or any Renewal Term. Notwithstanding the foregoing, CRRM has an option to terminate the Vitol Agreement effective December 31, 2013 by providing written notice of termination to Vitol on or before May 1, 2013.

  Litigation

        From time to time, CVR Refining is involved in various lawsuits arising in the normal course of business, including matters such as those described below under "Environmental, Health, and Safety ("EHS") Matters." Liabilities related to such litigation are recognized when the related costs are probable and can be reasonably estimated. These provisions are reviewed at least quarterly and adjusted to reflect the impacts of negotiations, settlements, rulings, advice of legal counsel, and other information and events pertaining to a particular case. It is possible that management's estimates of the outcomes will change due to uncertainties inherent in litigation and settlement negotiations. In the opinion of management, the ultimate resolution of any other litigation matters is not expected to have a material adverse effect on the accompanying condensed consolidated and combined financial statements. There can be no assurance that management's beliefs or opinions with respect to liability for potential litigation matters are accurate.

        In May 2010, separate groups of plaintiffs (the "Anstine and Arrow cases") filed two lawsuits against CRRM and other defendants in state court in Oklahoma and Kansas. Both lawsuits were removed to federal court and were then transferred to the Bankruptcy Court for the United States District Court for the District of Delaware. The Anstine and Arrow cases allege the respective plaintiffs sold crude oil to a group of companies, which generally are known as SemCrude or SemGroup (collectively, "Sem"), which later declared bankruptcy and that Sem has not paid such plaintiffs for all of the crude oil purchased from Sem. Both lawsuits seek the same remedy, the imposition of a trust, an accounting and the return of crude oil or the proceeds therefrom. In February 2013, CRRM agreed to a settlement in the Anstine and Arrow cases. The settlement did not have a material adverse effect on the condensed consolidated and combined financial statements.

        On December 17, 2012, Gary Community Investment Company, F/K/A The Gary-Williams Company and GWEC Holding Company, Inc. (referred to herein collectively as "Gary-Williams") filed a lawsuit in the Supreme Court of New York, New York County (Gary Community Investment Co. v. CVR Energy, Inc., No. 654401/12) against CVR Energy and CRLLC (referred to collectively for purposes of this paragraph as "CVR"). The action arises out of claims relating to CVR's purchase of the Wynnewood, Oklahoma refinery pursuant to the Purchase and Sale Agreement entered into by the parties on November 2, 2011 (the "Purchase Agreement"). Specifically, CVR provided notice to Gary-Williams that it sought indemnification for various breaches of the Purchase Agreement and subsequently made a claim notice for payment of the entire escrow property pursuant to the Escrow Agreement by an among Gary-Williams, CRLLC, and the escrow agent, dated as of December 15, 2011. Gary-Williams, in its lawsuit, alleges that CVR breached the Purchase Agreement and the Escrow Agreement, and is seeking a declaratory judgment that CVR's claims are without any legal basis, damages in an unspecified amount, and release of the full amount of the escrow property to Gary-Williams.

  Flood, Crude Oil Discharge and Insurance

        Crude oil was discharged from CVR Refining's Coffeyville refinery on July 1, 2007, due to the short amount of time available to shut down and secure the refinery in preparation for the flood that occurred on June 30, 2007. In connection with the discharge, CVR Refining received in May 2008, notices of claims from sixteen private claimants under the Oil Pollution Act ("OPA") in an aggregate amount of approximately $4.4 million (plus punitive damages). In August 2008, those claimants filed suit against CVR Refining in the United States District Court for the District of Kansas in Wichita (the "Angleton Case"). In October 2009 and June 2010, companion cases to the Angleton Case were filed in the United States District Court for the District of Kansas in Wichita, seeking a total of approximately $3.2 million (plus punitive damages) for three additional plaintiffs as a result of the July 1, 2007 crude oil discharge. CVR Refining has settled all of the claims with the plaintiffs from the Angleton Case and has settled all of the claims except for one of the plaintiffs from the companion cases. The settlements did not have a material adverse effect on the condensed consolidated and combined financial statements. CVR Refining believes that the resolution of the remaining claim will not have a material adverse effect on the condensed consolidated and combined financial statements.

        On October 25, 2010, CVR Refining received a letter from the United States Coast Guard on behalf of the U.S. Environmental Protection Agency (the "EPA") seeking approximately $1.8 million in oversight cost reimbursement. CVR Refining responded by asserting defenses to the Coast Guard's claim for oversight costs. On September 23, 2011, the United States Department of Justice ("DOJ"), acting on behalf of the EPA and the United States Coast Guard, filed suit against CRRM in the United States District Court for the District of Kansas seeking recovery from CRRM related to alleged non-compliance with the Clean Air Act's Risk Management Program ("RMP"), the Clean Water Act ("CWA") and the OPA. CRRM has reached an agreement with the DOJ resolving its claims under CWA and OPA. The agreement is memorialized in a Consent Decree that was filed and approved with the court on February 12, 2013 and March 25, 2013, respectively (the "2013 Consent Decree"). On April 19, 2013, CRRM paid a civil penalty plus accrued interest in the amount of $0.6 million for CWA violations and reimbursed the Coast Guard for oversight costs under OPA in the amount of $1.7 million. The 2013 Consent Decree also requires CRRM to make small capital upgrades to the Coffeyville refinery crude oil tank farm, develop flood procedures and provide employee training. The parties are negotiating an agreement to settle DOJ's RMP claims. Any liability to DOJ related to the RMP claims is not expected to be material.

        CVR Refining is seeking insurance coverage for this release and for the ultimate costs for remediation and third-party property damage claims. On July 10, 2008, CRRM filed a lawsuit in the United States District Court for the District of Kansas against certain of its environmental insurance carriers requesting insurance coverage indemnification for the June/July 2007 flood and crude oil discharge losses. Each insurer reserved its rights under various policy exclusions and limitations and cited potential coverage defenses. Although the Court has now issued summary judgment opinions that eliminate the majority of the insurance defendants' reservations and defenses, CVR Refining cannot be certain of the ultimate amount or timing of such recovery because of the difficulty inherent in projecting the ultimate resolution of the claims. CVR Refining has received $25.0 million of insurance proceeds under its primary environmental liability insurance policy which constitutes full payment of the primary pollution liability policy limit.

        The lawsuit with the insurance carriers under the environmental policies remains the only unsettled lawsuit with the insurance carriers related to these events.

  Environmental, Health, and Safety ("EHS") Matters

        CRRM, CRCT, CRT and WRC are subject to various stringent federal, state, and local EHS rules and regulations. Liabilities related to EHS matters are recognized when the related costs are probable and can be reasonably estimated. Estimates of these costs are based upon currently available facts, existing technology, site-specific costs, and currently enacted laws and regulations. In reporting EHS liabilities, no offset is made for potential recoveries.

        CRRM, CRCT, WRC and CRT own and/or operate manufacturing and ancillary operations at various locations directly related to petroleum refining and distribution. Therefore, CRRM, CRCT, WRC and CRT have exposure to potential EHS liabilities related to past and present EHS conditions at these locations. Under the Comprehensive Environmental Response, Compensation, and Liability Act ("CERCLA"), the Resource Conservation and Recovery Act ("RCRA"), and related state laws, certain persons may be liable for the release or threatened release of hazardous substances. These persons include the current owner or operator of property where a release or threatened release occurred, any persons who owned or operated the property when the release occurred, and any persons who disposed of, or arranged for the transportation or disposal of, hazardous substances at a contaminated property. Liability under CERCLA is strict, and under certain circumstances, joint and several, so that any responsible party may be held liable for the entire cost of investigating and remediating the release of hazardous substances. Similarly, the OPA generally subjects owners and operators of facilities to strict, joint and several liability for all containment and clean-up costs, natural resource damages, and potential governmental oversight costs arising from oil spills into the waters of the United States.

        CRRM and CRT have agreed to perform corrective actions at the Coffeyville, Kansas refinery and the now-closed Phillipsburg, Kansas terminal facility, pursuant to Administrative Orders on Consent issued under RCRA to address historical contamination by the prior owners (RCRA Docket No. VII-94-H-0020 and Docket No. VII-95-H-011, respectively). As of March 31, 2013 and December 31, 2012, environmental accruals of approximately $2.2 million and $2.3 million, respectively, were reflected in the Condensed Consolidated Balance Sheets for probable and estimated costs for remediation of environmental contamination under the RCRA Administrative Orders, for which approximately $0.6 million and $0.7 million, respectively, are included in other current liabilities. The Partnership's accruals were determined based on an estimate of payment costs through 2031, for which the scope of remediation was arranged with the EPA, and were discounted at the appropriate risk free rates at March 31, 2013 and December 31, 2012, respectively. The accruals include estimated closure and post-closure costs of approximately $0.8 million for two landfills at March 31, 2013 and December 31, 2012. The estimated future payments for these required obligations are as follows:

Amount
(in thousands)
Nine months ending December 31, 2013	$533

Year Ending December 31,
2014	340
2015	190
2016	132
2017	114
Thereafter	1,068

Undiscounted total	2,377

Less amounts representing interest at 1.62%	219

Accrued environmental liabilities at March 31, 2013	$2,158

        Management periodically reviews and, as appropriate, revises its environmental accruals. Based on current information and regulatory requirements, management believes that the accruals established for environmental expenditures are adequate.

        CRRM, CRCT, WRC and CRT are subject to extensive and frequently changing federal, state and local, environmental and health and safety laws and regulations governing the emission and release of hazardous substances into the environment, the treatment and discharge of waste water, the storage, handling, use and transportation of petroleum and the characteristics and composition of gasoline and diesel fuels. The ultimate impact of complying with evolving laws and regulations is not always clearly known or determinable due in part to the fact that our operations may change over time and certain implementing regulations for laws, such as the federal Clean Air Act, have not yet been finalized, are under governmental or judicial review or are being revised. These laws and regulations could result in increased capital, operating and compliance costs.

        In 2007, the EPA promulgated the Mobile Source Air Toxic II ("MSAT II") rule that requires the reduction of benzene in gasoline by 2011. CRRM and WRC are considered to be small refiners under the MSAT II rule and compliance with the rule is extended until 2015 for small refiners. However, the change in control resulting from the IEP Acquisition in 2012 triggered the loss of small refiner status. Accordingly, the MSAT II projects have been accelerated by three months. Capital expenditures to comply with the rule are expected to be approximately $59.0 million for CRRM and $94.0 million for WRC.

        CVR Refining is subject to the Renewable Fuel Standard ("RFS") which requires refiners to blend "renewable fuels" in with their transportation fuels or purchase renewable energy credits, known as renewable identification numbers ("RINs"), in lieu of blending. The EPA is required to determine and publish the applicable annual renewable fuel percentage standards for each compliance year by November 30 for the forthcoming year. The percentage standards represent the ratio of renewable fuel volume to gasoline and diesel volume. In 2013, about 9.6% of all transportation fuel is required to be "renewable fuel". Beginning in 2011, the Coffeyville refinery was required to blend renewable fuels into its gasoline and diesel fuel or purchase RINs in lieu of blending, and in 2013, the Wynnewood refinery was required to comply. From time to time, CVR Refining may purchase RINs on the open market or waiver credits for cellulosic biofuels from the EPA in order to comply with RFS. While CVR Refining cannot predict the future prices of RINs or waiver credits, the cost of purchasing RINs has been extremely volatile and has significantly increased over the last year. If CVR Refining is unable to pass the costs of compliance with RFS on to its customers, if sufficient RINs are unavailable for purchase at times when CVR Refining seeks to purchase RINs, if CVR Refining has to pay a significant higher price for RINs or if CVR Refining is subject to penalties as a result of delays in its ability to timely deliver RINs to the EPA, its business, financial condition and results of operations could be materially adversely affected.

        In 2013, the EPA proposed "Tier 3" gasoline sulfur standards. Based on the proposed standards, CRRM anticipates it will incur less than $20.0 million of capital expenditures to install controls in order to meet the anticipated new standards. The project is expected to be completed during the Coffeyville refinery's next scheduled turnaround in 2016. It is not anticipated that the Wynnewood refinery will require additional controls or capital expenditures to meet the anticipated new standard.

        In March 2004, CRRM and CRT entered into a Consent Decree (the "2004 Consent Decree") with the EPA and the Kansas Department of Health and Environment (the "KDHE") to resolve air compliance concerns raised by the EPA and KDHE related to Farmland Industries Inc.'s prior ownership and operation of the Coffeyville crude oil refinery and the now-closed Phillipsburg terminal facilities. Under the 2004 Consent Decree, CRRM agreed to install controls to reduce emissions of sulfur dioxide, nitrogen oxides and particulate matter from its FCCU by January 1, 2011. In addition, pursuant to the 2004 Consent Decree, CRRM and CRT assumed clean-up obligations at the Coffeyville refinery and the now-closed Phillipsburg terminal facilities.

        In March 2012, CRRM entered into a "Second Consent Decree" with the EPA, which replaces the 2004 Consent Decree, as amended (other than certain financial assurance provisions associated with corrective action at the refinery and terminal under RCRA). The Second Consent Decree gives CRRM more time to install the FCCU controls from the 2004 Consent Decree and expands the scope of the settlement so that it is now considered a "global settlement" under the EPA's "National Petroleum Refining Initiative." Under the National Petroleum Refining Initiative, the EPA identified industry-wide non-compliance with four "marquee" issues under the Clean Air Act: New Source Review, Flaring, Leak Detection and Repair, and Benzene Waste Operations NESHAP. The National Petroleum Refining Initiative has resulted in most U.S. refineries (representing more than 90% of the US refining capacity) entering into consent decrees imposing civil penalties and requiring the installation of pollution control equipment and enhanced operating procedures. Under the Second Consent Decree, the Partnership was required to pay a civil penalty of approximately $0.7 million and complete the installation of FCCU controls required under the 2004 Consent Decree, add controls to certain heaters and boilers and enhance certain work practices relating to wastewater and fugitive emissions. The remaining costs of complying with the Second Consent Decree are expected to be approximately $41.0 million, of which approximately $39.0 million is expected to consist of capital expenditures for air pollution control equipment. CRRM also agreed to complete a voluntary environmental project that will reduce air emissions and conserve water at an estimated cost of approximately $1.2 million. Additional incremental capital expenditures associated with the Second Consent Decree will not be material and will be limited primarily to the retrofit and replacement of heaters and boilers over a five to seven year timeframe. The Second Consent Decree was entered by the U.S. District Court for the District of Kansas on April 19, 2012.

        WRC's refinery has not entered into a global settlement with the EPA and the Oklahoma Department of Environmental Quality (the "ODEQ") under the National Petroleum Refining Initiative, although it had discussions with the EPA and the ODEQ about doing so. Instead, WRC entered into a Consent Order with the ODEQ in August 2011 (the "Wynnewood Consent Order"). The Wynnewood Consent Order addresses some, but not all, of the traditional marquee issues under the National Petroleum Refining Initiative and addresses certain historic Clean Air Act compliance issues that are generally beyond the scope of a traditional global settlement. Under the Wynnewood Consent Order, WRC paid a civil penalty of $950,000, and agreed to install certain controls, enhance certain compliance programs, and undertake additional testing and auditing. A substantial portion of the costs of complying with the Wynnewood Consent Order were expended during the last turnaround. The remaining costs are expected to be $2.0 million. In consideration for entering into the Wynnewood Consent Order, WRC received a release from liability from ODEQ for matters described in the ODEQ order.

        WRC has entered into a series of Clean Water Act consent orders with ODEQ. The latest Consent Order (the "CWA Consent Order"), which supersedes other consent orders, became effective in September 2011. The CWA Consent Order addresses alleged non-compliance by WRC with its Oklahoma Pollutant Discharge Elimination System permit limits. The CWA Consent Order requires WRC to take corrective action steps, including undertaking studies to determine whether the Wynnewood refinery's wastewater treatment plant capacity is sufficient. The Wynnewood refinery may need to install additional controls or make operational changes to satisfy the requirements of the CWA Consent Order. The cost of additional controls, if any, cannot be predicted at this time. However, based on our experience with wastewater treatment and controls, the Partnership does not anticipate that the costs of any required additional controls or operational changes would be material.

        Environmental expenditures are capitalized when such expenditures are expected to result in future economic benefits. For the three months ended March 31, 2013 and 2012, capital expenditures were approximately $22.2 million and $5.3 million, respectively, and were incurred to improve the environmental compliance and efficiency of the operations.

        CRRM, CRCT, WRC and CRT each believe it is in substantial compliance with existing EHS rules and regulations. There can be no assurance that the EHS matters described above or other EHS matters which may develop in the future will not have a material adverse effect on the business, financial condition, or results of operations.

  Wynnewood Refinery Incident

        On September 28, 2012, the Wynnewood refinery experienced an explosion in a boiler unit during start up after a short outage as part of the turnaround process. Two employees were fatally injured. Damage at the refinery was limited to the boiler. Additionally, there was no environmental impact. The refinery was in the final stages of shutdown for turnaround maintenance at the time of the incident. The Partnership has completed an internal investigation of the incident and continues to cooperate with OSHA and Oklahoma Department of Labor ("ODL") investigations. OSHA also conducted a general inspection of the facility during the boiler incident investigation. In March 2013, OSHA completed its investigation and communicated its citations to WRC. OSHA also placed WRC in its Severe Violators Enforcement Program ("SVEP"). WRC has filed its notice of contest against the citations, and will vigorously defend against the citations and OSHA's placement of WRC in the SVEP. WRC is in the process of reviewing the citations and no settlement has been reached. Any penalties associated with OSHA's citations are not expected to have a material adverse effect on the condensed consolidated and combined financial statements.

(12) Commitments and Contingencies

        The minimum required payments for CVR Refining's operating lease agreements and unconditional purchase obligations are as follows:

Year Ending December 31,	Operating Leases	Unconditional Purchase Obligations(1)
	(in thousands)
2013	$2,786	$112,943
2014	2,237	105,430
2015	1,407	94,514
2016	948	87,473
2017	229	86,189
Thereafter	233	919,024

	$7,840	$1,405,573

(1)
This amount includes approximately $1,007.8 million payable ratably over eighteen years pursuant to petroleum transportation service agreements between CRRM and TransCanada Keystone Pipeline, LP ("TransCanada"). Under the agreements, CRRM receives transportation of at least 25,000 barrels per day of crude oil with a delivery point at Cushing, Oklahoma for a term of twenty years on TransCanada's Keystone pipeline system. CRRM began receiving crude oil under the agreements in the first quarter of 2011.

        CVR Refining leases various equipment, including real properties under long-term operating leases expiring at various dates. For the years ended December 31, 2012, 2011 and 2010, lease expense totaled approximately $2.9 million, $1.4 million and $0.6, respectively. The lease agreements have various remaining terms. Some agreements are renewable, at CVR Refining's option, for additional periods. It is expected, in the ordinary course of business, that leases will be renewed or replaced as they expire.

        Additionally, in the normal course of business, CVR Refining has long-term commitments to purchase, storage capacity and pipeline transportation services. See below for further discussion and related expense of material long-term commitments.

        CRRM has a Pipeline Construction, Operation and Transportation Commitment Agreement with Plains Pipeline, L.P. ("Plains Pipeline") pursuant to which Plains Pipeline constructed a crude oil pipeline from Cushing, Oklahoma to Caney, Kansas. The term of the agreement expires on March 1, 2025. Pursuant to the agreement, CRRM transports approximately 80,000 barrels per day of its crude oil requirements for the Coffeyville refinery at a fixed charge per barrel for the first five years of the agreement and for the remaining fifteen years of the agreement, CRRM must transport all of its non-gathered crude oil up to the capacity of the pipeline. The rate is subject to a Federal Energy Regulatory Commission ("FERC") tariff and is subject to change on an annual basis per the agreement. Lease expense associated with this agreement and included in cost of product sold (exclusive of depreciation and amortization) for the years ended December 31, 2012, 2011 and 2010, totaled approximately $12.5 million, $9.8 million and $11.4 million, respectively.

        During 2005, CRRM entered into a Pipeage Contract with Mid-America Pipeline Company ("MAPL") pursuant to which CRRM agreed to ship a minimum quantity of NGLs on an inbound pipeline operated by MAPL between Conway, Kansas and Coffeyville, Kansas. Pursuant to the contract, CRRM is obligated to ship 2.0 million barrels ("Minimum Commitment") of NGLs per year at a fixed rate per barrel. All barrels above the Minimum Commitment are at a different fixed rate per barrel. The rates are subject to a tariff approved by the Kansas Corporation Commission ("KCC") and are subject to change throughout the term of this contract as ordered by the KCC. In 2011, MAPL filed an application with KCC to increase rates, as discussed in further detail below in the Litigation section. Lease expense associated with this contract agreement and included in cost of product sold (exclusive of depreciation and amortization) for the years ended December 31, 2012, 2011 and 2010, totaled approximately $3.5 million, $1.3 million and $2.4 million, respectively.

        During 2004, CRRM entered into a Transportation Services Agreement with CCPS Transportation, LLC ("CCPS") pursuant to which CCPS reconfigured an existing pipeline ("Spearhead Pipeline") to transport Canadian sourced crude oil to Cushing, Oklahoma. The agreement expires March 1, 2016. Pursuant to the agreement and pursuant to options for increased capacity which CRRM has exercised, CRRM is obligated to pay an incentive tariff, which is a fixed rate per barrel for a minimum of 10,000 barrels per day. Lease expense associated with this agreement included in cost of product sold (exclusive of depreciation and amortization) for the years ended December 31, 2012, 2011 and 2010, totaled approximately $6.1 million, $8.4 million and $16.6 million, respectively.

        During 2004, CRRM entered into a Terminalling Agreement with Plains Marketing, LP ("Plains") whereby CRRM has the exclusive storage rights for working storage, blending, and terminalling services at several Plains tanks in Cushing, Oklahoma. During 2007, CRRM entered into an Amended and Restated Terminalling Agreement with Plains that replaced the 2004 agreement. Pursuant to the Amended and Restated Terminalling Agreement, CRRM is obligated to pay fees on a minimum throughput volume commitment of 29.2 million barrels per year. Fees are subject to change annually based on changes in the Consumer Price Index ("CPI-U") and the Producer Price Index ("PPI-NG"). Expenses associated with this agreement, included in cost of product sold (exclusive of depreciation and amortization) for the years ended December 31, 2012, 2011 and 2010, totaled approximately $2.6 million, $2.4 million and $2.5 million, respectively. The original term of the Amended and Restated Terminalling Agreement expires December 31, 2014, but is subject to annual automatic extensions of one year beginning two years and one day following the effective date of the agreement, and successively every year thereafter unless either party elects not to extend the agreement. Concurrently with the above-described Amended and Restated Terminalling Agreement, CRRM entered into a separate Terminalling Agreement with Plains whereby CRRM has obtained additional exclusive storage rights for working storage and terminalling services at several Plains tanks in Cushing, Oklahoma. CRRM is obligated to pay Plains fees based on the storage capacity of the tanks involved, and such fees are subject to change annually based on changes in the Producer Price Index ("PPI-FG" and "PPI-NG"). Expenses associated with this Terminalling Agreement totaled approximately $3.4 million, $3.3 million and $3.1 million for 2012, 2011 and 2010, respectively. Select tanks covered by this agreement have been designated as delivery points for crude oil.

        During 2006, CRRM entered into a Lease Storage Agreement with Enterprise Crude Pipeline LLC ("Enterprise") (as successor in interest to TEPPCO Crude Pipeline, L.P.) whereby CRRM leases tank capacity at Enterprise's Cushing tank farm in Cushing, Oklahoma. In September 2006, CRRM exercised its option to increase the shell capacity leased at the facility subject to this agreement. Pursuant to the agreement, CRRM is obligated to pay a monthly per barrel fee regardless of the number of barrels of crude oil actually stored at the leased facilities. Expenses associated with this agreement included in cost of product sold (exclusive of depreciation and amortization) for the years ended December 31, 2012, 2011 and 2010, totaled approximately $2.4 million, $1.8 million and $1.3 million, respectively. CRRM and Enterprise entered into a new five-year lease agreement for the above-described tank capacity effective March 1, 2011.

        On October 10, 2008, CRRM entered into ten year agreements with Magellan Pipeline Company LP ("Magellan") that will allow for the transportation of an additional 20,000 barrels per day of refined fuels from CVR Refining's Coffeyville, Kansas refinery and the storage of refined fuels on the Magellan system. CRRM commenced usage of the capacity lease in December 2009 and the storage of refined fuels commenced in April 2010. Expenses associated with this agreement included in cost of product sold (exclusive of depreciation and amortization) for the years ended December 31, 2012, 2011 and 2010, totaled $2.1 million, $0.7 million and $0.6 million, respectively.

        On December 15, 2011, CVR Refining consummated the Wynnewood Acquisition, which resulted in the assumption of certain agreements. CVR Refining assumed a throughput and deficiency agreement with Excel Pipeline LLC that expires in 2020. Under the agreement, CVR Refining is obligated to pay a tariff fee on the minimum daily volume of crude oil or else pay for any deficiencies. Expenses associated with the throughput and deficiency agreement totaled $3.6 million for the year ended December 31, 2012.

  Crude Oil Supply Agreement

        On August 31, 2012, CRRM and Vitol Inc. ("Vitol"), entered into an Amended and Restated Crude Oil Supply Agreement (the "Vitol Agreement"). The Vitol Agreement amends and restates the Crude Oil Supply Agreement between CRRM and Vitol dated March 30, 2011, as amended (the "Previous Supply Agreement"). Under the agreement, Vitol supplies the petroleum business with crude oil and intermediation logistics, which helps to reduce the Partnership's inventory position and mitigate crude oil pricing risk.

        The Vitol Agreement has an initial term commencing on August 31, 2012 and extending through December 31, 2014 (the "Initial Term"). Following the Initial Term, the Vitol Agreement will automatically renew for successive one-year terms (each such term, a "Renewal Term") unless either party provides the other with notice of nonrenewal at least 180 days prior to expiration of the Initial Term or any Renewal Term. Notwithstanding the foregoing, CRRM has an option to terminate the Vitol Agreement effective December 31, 2013 by providing written notice of termination to Vitol on or before May 1, 2013.

  Litigation

        From time to time, CVR Refining is involved in various lawsuits arising in the normal course of business, including matters such as those described below under "Environmental, Health, and Safety ("EHS") Matters". Liabilities related to such litigation are recognized when the related costs are probable and can be reasonably estimated. These provisions are reviewed at least quarterly and adjusted to reflect the impacts of negotiations, settlements, rulings, advice of legal counsel, and other information and events pertaining to a particular case. It is possible that management's estimates of the outcomes will change within the next year due to uncertainties inherent in litigation and settlement negotiations. In the opinion of management, the ultimate resolution of any other litigation matters is not expected to have a material adverse effect on the accompanying consolidated and combined financial statements. There can be no assurance that management's beliefs or opinions with respect to liability for potential litigation matters are accurate.

        Samson Resources Company, Samson Lone Star, LLC and Samson Contour Energy E&P, LLC (together, "Samson") filed fifteen lawsuits in federal and state courts in Oklahoma and two lawsuits in state courts in New Mexico against CRRM and other defendants between March 2009 and July 2009. In addition, in May 2010, separate groups of plaintiffs (the "Anstine and Arrow cases") filed two lawsuits against CRRM and other defendants in state court in Oklahoma and Kansas. All of the lawsuits filed in state court were removed to federal court. All of the lawsuits (except for the New Mexico suits, which remained in federal court in New Mexico) were then transferred to the Bankruptcy Court for the United States District Court for the District of Delaware, where the SemGroup bankruptcy resides. In March 2011, CRRM was dismissed without prejudice from the New Mexico suits. All of the lawsuits allege that Samson or other respective plaintiffs sold crude oil to a group of companies, which generally are known as SemCrude or SemGroup (collectively, "Sem"), which later declared bankruptcy and that Sem has not paid such plaintiffs for all of the crude oil purchased from Sem. The Samson lawsuits further allege that Sem sold some of the crude oil purchased from Samson to J. Aron & Company ("J. Aron") and that J. Aron sold some of this crude oil to CRRM. All of the lawsuits seek the same remedy, the imposition of a trust, an accounting and the return of crude oil or the proceeds therefrom. The amount of the plaintiffs' alleged claims is unknown since the price and amount of crude oil sold by the plaintiffs and eventually received by CRRM through Sem and J. Aron, if any, is unknown. CRRM timely paid for all crude oil purchased from J. Aron. On January 26, 2011, CRRM and J. Aron entered into an agreement whereby J. Aron agreed to indemnify and defend CRRM from any damage, out-of-pocket expense or loss in connection with any crude oil involved in the lawsuits which CRRM purchased through J. Aron, and J. Aron agreed to reimburse CRRM's prior attorney fees and out-of-pocket expenses in connection with the lawsuits. The indemnification agreement does not provide reimbursement for any damages that CRRM may be liable for in connection with any purchases it made directly from Sem. Samson and CRRM entered a stipulation of dismissal with respect to all of the Samson cases and the Samson cases were dismissed with prejudice on February 8, 2012. In February 2013, CRRM agreed to a settlement in the Anstine and Arrow cases. The settlement will not have a material adverse effect on the consolidated and combined financial statements.

        On December 17, 2012, Gary Community Investment Company, F/K/A The Gary-Williams Company and GWEC Holding Company, Inc. (referred to herein collectively as "Gary-Williams") filed a lawsuit in the Supreme Court of New York, New York County (Gary Community Investment Co. v. CVR Energy, Inc., No. 654401/12) against CVR Energy and CRLLC (referred to collectively for purposes of this paragraph as "CVR"). The action arises out of claims relating to CVR's purchase of the Wynnewood, Oklahoma refinery pursuant to the Purchase and Sale Agreement entered into by the parties on November 2, 2011 (the "Purchase Agreement"). Specifically, CVR provided notice to Gary-Williams that it sought indemnification for various breaches of the Purchase Agreement and subsequently made a claim notice for payment of the entire escrow property pursuant to the Escrow Agreement by an among Gary-Williams, CRLLC, and the escrow agent, dated as of December 15, 2011. Gary-Williams, in its lawsuit, alleges that CVR breached the Purchase Agreement and the Escrow Agreement, and is seeking a declaratory judgment that CVR's claims are without any legal basis, damages in an unspecified amount, and release of the full amount of the escrow property to Gary-Williams.

        On July 25, 2011, Mid-America Pipeline Company, LLC ("MAPL") filed an application with the Kansas Corporation Commission ("KCC") for the purpose of establishing rates ("New Rates") effective October 1, 2011 for pipeline transportation service on MAPL's liquids pipelines running between Conway, Kansas and Coffeyville, Kansas ("Inbound Line") and between Coffeyville, Kansas and El Dorado, Kansas ("Outbound Line"). CRRM ships refined fuels on the Outbound Line ships natural gas liquids on the Inbound Line. On April 3, 2012, the parties entered into a Settlement Agreement which resolved the rate dispute both at the KCC and at the U.S. Federal Energy Regulatory Commission ("FERC"). Among other provisions, the Settlement Agreement provides for pipeage contracts to be entered into between the parties with rates ("Settlement Rates") to be established for an initial one year period. The Settlement Rates consist of two components, a base rate and a pipeline integrity cost recovery rate along with an annual take or pay minimum transportation quantity. The Settlement Rate on the Inbound Line was effective April 1, 2012 and the Settlement Rate on the Outbound Line was effective June 1, 2012. Prior to the end of the initial one year term of the pipeage contracts, and prior to the end of each annual period thereafter until the tenth anniversary of each of the two pipeage contracts, MAPL will provide its estimate of pipeline integrity costs for the upcoming annual period and CRRM may either agree to pay a rate for such upcoming annual period which includes a recovery rate component sufficient to collect such pipeline integrity costs for such upcoming annual period subject to true-up to actual costs at the end of the annual period. FERC rates will be the same as the KCC rates.

        Coffeyville Resources Nitrogen Fertilizers, LLC ("CRNF") is an affiliate of CRRM. On February 25, 2013, Montgomery County and CRNF agreed to a settlement for tax years 2009 through 2012 which, among other things, generally provides that the nitrogen fertilizer plant will be appraised at a total value of $35.0 million for tax years 2013 through 2016 which will lower CRNF's property taxes by about $10.5 million per year based on current mill levy rates. In addition, on February 25, 2013, CRRM also agreed to a settlement with Montgomery County that generally provides the Coffeyville refinery will be appraised at a total value of $160.0 million for tax years 2013 through 2016. This is a continuation of the settlement CRRM has had with Montgomery County for tax years 2007 through 2012.

  Flood, Crude Oil Discharge and Insurance

        Crude oil was discharged from CVR Refining's Coffeyville refinery on July 1, 2007, due to the short amount of time available to shut down and secure the refinery in preparation for the flood that occurred on June 30, 2007. In connection with the discharge, CVR Refining received in May 2008, notices of claims from sixteen private claimants under the Oil Pollution Act ("OPA") in an aggregate amount of approximately $4.4 million (plus punitive damages). In August 2008, those claimants filed suit against CVR Refining in the United States District Court for the District of Kansas in Wichita (the "Angleton Case"). In October 2009 and June 2010, companion cases to the Angleton Case were filed in the United States District Court for the District of Kansas in Wichita, seeking a total of approximately $3.2 million (plus punitive damages) for three additional plaintiffs as a result of the July 1, 2007 crude oil discharge. CVR Refining has settled all of the claims with the plaintiffs from the Angleton Case and has settled all of the claims except for one of the plaintiffs from the companion cases. The settlements did not have a material adverse effect on the consolidated and combined financial statements. CVR Refining believes that the resolution of the remaining claim will not have a material adverse effect on the consolidated and combined financial statements.

        As a result of the crude oil discharge that occurred on July 1, 2007, CVR Refining entered into an administrative order on consent (the "Consent Order") with the EPA on July 10, 2007. As set forth in the Consent Order, the U.S. Environmental Protection Agency (the "EPA") concluded that the discharge of crude oil from CVR Refining's Coffeyville refinery caused an imminent and substantial threat to the public health and welfare. Pursuant to the Consent Order, CVR Refining agreed to perform specified remedial actions to respond to the discharge of crude oil from CVR Refining's refinery. The substantial majority of all required remedial actions were completed by January 31, 2009. CVR Refining prepared and provided its final report to the EPA in January 2011 to satisfy the final requirement of the Consent Order. In April 2011, the EPA provided CVR Refining with a notice of completion indicating that CVR Refining has no continuing obligations under the Consent Order, while reserving its rights to recover oversight costs and penalties.

        On October 25, 2010, CVR Refining received a letter from the United States Coast Guard on behalf of the EPA seeking approximately $1.8 million in oversight cost reimbursement. CVR Refining responded by asserting defenses to the Coast Guard's claim for oversight costs. On September 23, 2011, the United States Department of Justice ("DOJ"), acting on behalf of the EPA and the United States Coast Guard, filed suit against CRRM in the United States District Court for the District of Kansas seeking recovery from CRRM related to alleged non-compliance with the Clean Air Act's Risk Management Program ("RMP"), the Clean Water Act ("CWA") and the OPA. (See "Environmental, Health and Safety ("EHS") Matters" below.) CRRM has reached an agreement with the DOJ resolving its claims under CWA and OPA. The agreement is memorialized in a Consent Decree that was filed with the Court on February 12, 2013 (the "2013 Consent Decree"). CRRM will pay a civil penalty in the amount of $0.6 million for CWA violations and reimburse the Coast Guard for oversight costs under OPA in the amount of $1.7 million. The 2013 Consent Decree also requires CRRM to make upgrades to the Coffeyville refinery, including flood control measures, the installation of river modeling and monitoring procedures, the implementation of a wet weather plan and training employees on proper shutdown procedures during a flood. The parties also reached an agreement to settle DOJ's RMP claims, but DOJ has re-opened the negotiations. Any liability to DOJ related to the RMP claims is not expected to be material.

        CVR Refining is seeking insurance coverage for this release and for the ultimate costs for remediation and third-party property damage claims. On July 10, 2008, CRRM filed a lawsuit in the United States District Court for the District of Kansas against certain of its environmental insurance carriers requesting insurance coverage indemnification for the June/July 2007 flood and crude oil discharge losses. Each insurer reserved its rights under various policy exclusions and limitations and cited potential coverage defenses. Although the Court has now issued summary judgment opinions that eliminate the majority of the insurance defendants' reservations and defenses, CVR Refining cannot be certain of the ultimate amount or timing of such recovery because of the difficulty inherent in projecting the ultimate resolution of the claims. CVR Refining has received $25.0 million of insurance proceeds under its primary environmental liability insurance policy which constitutes full payment of the primary pollution liability policy limit.

        The lawsuit with the insurance carriers under the environmental policies remains the only unsettled lawsuit with the insurance carriers related to these events.

Environmental, Health, and Safety ("EHS") Matters

        CRRM, CRCT, CRT and WRC are subject to various stringent federal, state, and local EHS rules and regulations. Liabilities related to EHS matters are recognized when the related costs are probable and can be reasonably estimated. Estimates of these costs are based upon currently available facts, existing technology, site-specific costs, and currently enacted laws and regulations. In reporting EHS liabilities, no offset is made for potential recoveries.

        CRRM, CRCT, WRC and CRT own and/or operate manufacturing and ancillary operations at various locations directly related to petroleum refining and distribution. Therefore, CRRM, CRCT, WRC and CRT have exposure to potential EHS liabilities related to past and present EHS conditions at these locations. Under the Comprehensive Environmental Response, Compensation, and Liability Act ("CERCLA"), the Resource Conservation and Recovery Act ("RCRA"), and related state laws, certain persons may be liable for the release or threatened release of hazardous substances. These persons include the current owner or operator of property where a release or threatened release occurred, any persons who owned or operated the property when the release occurred, and any persons who disposed of, or arranged for the transportation or disposal of, hazardous substances at a contaminated property. Liability under CERCLA is strict, and under certain circumstances, joint and several, so that any responsible party may be held liable for the entire cost of investigating and remediating the release of hazardous substances. Similarly, the OPA generally subjects owners and operators of facilities to strict, joint and several liability for all containment and clean-up costs, natural resource damages, and potential governmental oversight costs arising from oil spills into the waters of the United States.

        CRRM and CRT have agreed to perform corrective actions at the Coffeyville, Kansas refinery and the now-closed Phillipsburg, Kansas terminal facility, pursuant to Administrative Orders on Consent issued under the RCRA to address historical contamination by the prior owners (RCRA Docket No. VII-94-H-0020 and Docket No. VII-95-H-011, respectively). As of December 31, 2012 and 2011, environmental accruals of approximately $2.3 million and $1.9 million, respectively, were reflected in the Consolidated and Combined Balance Sheets for probable and estimated costs for remediation of environmental contamination under the RCRA Administrative Orders, for which approximately $0.7 million and $0.5 million, respectively, are included in other current liabilities. Accruals were determined based on an estimate of payment costs through 2031, for which the scope of remediation was arranged with the EPA, and were discounted at the appropriate risk free rates at December 31, 2012 and 2011, respectively. The accruals include estimated closure and post-closure costs of approximately $0.8 million and $0.9 million for two landfills at December 31, 2012 and 2011, respectively. The estimated future payments for these required obligations are as follows:

Year Ending December 31,	Amount
(in thousands)
2013	$724
2014	334
2015	184
2016	127
2017	109
Thereafter	1,056

Undiscounted total	2,534
Less amounts representing interest at 1.47%	210

Accrued environmental liabilities at December 31, 2012	$2,324

        Management periodically reviews and, as appropriate, revises its environmental accruals. Based on current information and regulatory requirements, management believes that the accruals established for environmental expenditures are adequate.

        CRRM, CRCT, WRC and CRT are subject to extensive and frequently changing federal, state and local, environmental and health and safety laws and regulations governing the emission and release of hazardous substances into the environment, the treatment and discharge of waste water, the storage, handling, use and transportation of petroleum and the characteristics and composition of gasoline and diesel fuels. The ultimate impact of complying with evolving laws and regulations is not always clearly known or determinable due in part to the fact that our operations may change over time and certain implementing regulations for laws, such as the federal Clean Air Act, have not yet been finalized, are under governmental or judicial review or are being revised. These laws and regulations could result in increased capital, operating and compliance costs.

        In 2007, the EPA promulgated the Mobile Source Air Toxic II ("MSAT II") rule that requires the reduction of benzene in gasoline by 2011. CRRM and WRC are considered to be small refiners under the MSAT II rule and compliance with the rule is extended until 2015 for small refiners. However, the change in control resulting from the Icahn Enterprises acquisition in 2012 triggered the loss of small refiner status. Accordingly, the MSAT II projects have been accelerated by three months. Capital expenditures to comply with the rule are expected to be approximately $59.0 million for CRRM and $94.0 million for WRC.

        CVR Refining is subject to the Renewable Fuel Standard ("RFS") which requires refiners to blend "renewable fuels" in with their transportation fuels or purchase renewable energy credits known as renewable identification numbers ("RINs") in lieu of blending. The EPA is required to determine and publish the applicable annual renewable fuel percentage standards for each compliance year by November 30 for the forthcoming year. The percentage standards represent the ratio of renewable fuel volume to gasoline and diesel volume. In 2012, about 9% of all fuel used was required to be "renewable fuel." About 9.6% of all transportation fuel is required to be "renewable fuel" in 2013. Due to mandates in the RFS requiring increasing volumes of renewable fuels to replace petroleum products in the U.S. motor fuel market, there may be a decrease in demand for petroleum products. The petroleum business currently purchases RINs for some fuel categories on the open market as well as waiver credits for cellulosic biofuels from the EPA, in order to comply with RFS. Beginning in 2011, the Coffeyville refinery was required to blend renewable fuels into its gasoline and diesel fuel or purchase RINs in lieu of blending. The Wynnewood refinery is required to comply beginning in 2013. In the future, the petroleum business likely will be required to purchase additional RINs on the open market or waiver credits from the EPA to comply with RFS. The petroleum business cannot predict the future prices of RINs or waiver credits, but the costs to obtain the necessary number of RINs and waiver credits could likely be material. Additionally, the Coffeyville and Wynnewood refineries may be impacted by increased operating expenses and production costs to meet the mandated renewable fuel volumes to the extent that these increased costs cannot be passed on to the consumers.

        The EPA is expected to propose "Tier 3" gasoline sulfur standards in 2013. If the EPA were to propose a standard at the level currently being discussed in the pre-proposal phase by the EPA, CRRM will need to make capital expenditures and install controls in order to meet the anticipated new standard. It is not anticipated that the Wynnewood refinery would require additional controls or capital expenditures to meet the anticipated new standard. The Company does not believe that costs associated with the EPA's proposed Tier 3 rule will be material.

        In March 2004, CRRM and CRT entered into a Consent Decree (the "2004 Consent Decree") with the EPA and the Kansas Department of Health and Environment (the "KDHE") to resolve air compliance concerns raised by the EPA and KDHE related to Farmland Industries Inc.'s prior ownership and operation of the Coffeyville crude oil refinery and the now-closed Phillipsburg terminal facilities. Under the 2004 Consent Decree, CRRM agreed to install controls to reduce emissions of sulfur dioxide, nitrogen oxides and particulate matter from its FCCU by January 1, 2011. In addition, pursuant to the 2004 Consent Decree, CRRM and CRT assumed clean-up obligations at the Coffeyville refinery and the now-closed Phillipsburg terminal facilities.

        In March 2012, CRRM entered into a "Second Consent Decree" with the EPA, which replaces the 2004 Consent Decree, as amended (other than certain financial assurance provisions associated with corrective action at the refinery and terminal under RCRA). The Second Consent Decree gives CRRM more time to install the FCCU controls from the 2004 Consent Decree and expands the scope of the settlement so that it is now considered a "global settlement" under the EPA's "National Petroleum Refining Initiative." Under the National Petroleum Refining Initiative, the EPA identified industry-wide non-compliance with four "marquee" issues under the Clean Air Act: New Source Review, Flaring, Leak Detection and Repair, and Benzene Waste Operations NESHAP. The National Petroleum Refining Initiative has resulted in most U.S. refineries (representing more than 90% of the US refining capacity) entering into consent decrees imposing civil penalties and requiring the installation of pollution control equipment and enhanced operating procedures. Under the Second Consent Decree, the Partnership was required to pay a civil penalty of approximately $0.7 million and complete the installation of FCCU controls required under the 2004 Consent Decree, add controls to certain heaters and boilers and enhance certain work practices relating to wastewater and fugitive emissions. The remaining costs of complying with the Second Consent Decree are expected to be approximately $41.0 million, of which approximately $39.0 million is expected to be capital expenditures. CRRM also agreed to complete a voluntary environmental project that will reduce air emissions and conserve water at an estimated cost of approximately $1.2 million. The incremental capital expenditures associated with the Second Consent Decree will not be material and will be limited primarily to the retrofit and replacement of heaters and boilers over a five to seven year timeframe. The Second Consent Decree was entered by the U.S. District Court for the District of Kansas on April 19, 2012.

        WRC's refinery has not entered into a global settlement with the EPA and the Oklahoma Department of Environmental Quality (the "ODEQ") under the National Petroleum Refining Initiative, although it had discussions with the EPA and the ODEQ about doing so. Instead, WRC entered into a Consent Order with the ODEQ in August 2011 (the "Wynnewood Consent Order"). The Wynnewood Consent Order addresses some, but not all, of the traditional marquee issues under the National Petroleum Refining Initiative and addresses certain historic Clean Air Act compliance issues that are generally beyond the scope of a traditional global settlement. Under the Wynnewood Consent Order, WRC paid a civil penalty of $950,000, and agreed to install certain controls, enhance certain compliance programs, and undertake additional testing and auditing. A substantial portion of the costs of complying with the Wynnewood Consent Order were expended during the last turnaround. The remaining costs are expected to be $2.0 million. In consideration for entering into the Wynnewood Consent Order, WRC received a release from liability from ODEQ for matters described in the ODEQ order.

        The EPA has investigated CRRM's operation for compliance with the RMP. On September 23, 2011, the DOJ, acting on behalf of the EPA and the United States Coast Guard, filed suit against CRRM in the United States District Court for the District of Kansas (in addition to the matters described above, see "Flood, Crude Oil Discharge and Insurance") seeking recovery from CRRM related to alleged non-compliance with the RMP. The Partnership has reached an agreement with DOJ to settle the RMP claims, but the DOJ re-opened the negotiations. Any liability to DOJ related to the RMP claims is not expected to be material. The lawsuit is stayed while the parties attempt to finalize and file the consent decree.

        WRC has entered into a series of Clean Water Act consent orders with ODEQ. The latest Consent Order (the "CWA Consent Order"), which supersedes other consent orders, became effective in September 2011. The CWA Consent Order addresses alleged non-compliance by WRC with its Oklahoma Pollutant Discharge Elimination System permit limits. The CWA Consent Order requires WRC to take corrective action steps, including undertaking studies to determine whether the Wynnewood refinery's wastewater treatment plant capacity is sufficient. The Wynnewood refinery may need to install additional controls or make operational changes to satisfy the requirements of the CWA Consent Order. The cost of additional controls, if any, cannot be predicted at this time. However, based on our experience with wastewater treatment and controls, the Partnership does not anticipate that the costs of any required additional controls or operational changes would be material.

        Environmental expenditures are capitalized when such expenditures are expected to result in future economic benefits. For the years ended December 31, 2012, 2011 and 2010, capital expenditures were approximately $27.9 million, $7.4 million and $13.0 million, respectively, and were incurred to improve the environmental compliance and efficiency of the operations.

        CRRM, CRCT, WRC and CRT each believe it is in substantial compliance with existing EHS rules and regulations. There can be no assurance that the EHS matters described above or other EHS matters which may develop in the future will not have a material adverse effect on the business, financial condition, or results of operations.

  Wynnewood Refinery Incident

        On September 28, 2012, the Wynnewood refinery experienced an explosion in a boiler unit that had been temporarily shut down as part of the turnaround process. Two employees were fatally injured. Damage at the refinery was limited to the boiler; process units and other areas of the facility were unaffected. Additionally, there has been no evidence of environmental impact. The refinery was shut down for turnaround maintenance at the time of the incident. The Partnership has completed an internal investigation of the incident and continues to cooperate with OSHA and Oklahoma Department of Labor ("ODL") investigations.

Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Measurements
Fair Value Measurements

(13) Fair Value Measurements

        In accordance with ASC Topic 820—Fair Value Measurements and Disclosures ("ASC 820"), the Partnership utilizes the market approach to measure fair value for its financial assets and liabilities. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets, liabilities or a group of assets or liabilities, such as a business.

        ASC 820 utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

  •
  Level 1—Quoted prices in active markets for identical assets and liabilities

  •
  Level 2—Other significant observable inputs (including quoted prices in active markets for similar assets or liabilities)

  •
  Level 3—Significant unobservable inputs (including the Partnership's own assumptions in determining the fair value)

        The following table sets forth the assets and liabilities measured at fair value on a recurring basis, by input level, as of March 31, 2013 and December 31, 2012:

	March 31, 2013
	Level 1	Level 2	Level 3	Total
	(in thousands)
Location and Description
Other current assets (marketable securities)	$50	$—	$—	$50
Other current assets (derivative agreements)	—	—	—	—
Other long-term assets (derivative agreements)	—	1,461	—	1,461

Total Assets	$50	$1,461	$—	$1,511

Other current liabilities (derivative agreements)	$—	$(35,781)	$—	$(35,781)
Other current liabilities (other fair value measurements)	—	(31,960)	—	(31,960)
Other long-term liabilities (derivative agreements)	—	—	—	—

Total Liabilities	$—	$(67,741)	$—	$(67,741)

	December 31, 2012
	Level 1	Level 2	Level 3	Total
	(in thousands)
Location and Description
Other current assets (marketable securities)	$38	$—	$—	$38
Other current assets (derivative agreements)	—	—	—	—
Other long-term assets (derivative agreements)	—	938	—	938

Total Assets	$38	$938	$—	$976

Other current liabilities (derivative agreements)	$—	$(67,747)	$—	$(67,747)
Other current liabilities (other fair value measurements)	—	(1,072)	—	(1,072)
Other long-term liabilities (derivative agreements)	—	—	—	—

Total Liabilities	$—	$(68,819)	$—	$(68,819)

        As of March 31, 2013 and December 31, 2012, the only financial assets and liabilities that are measured at fair value on a recurring basis are CVR Refining's marketable securities, derivative instruments and certain other current liabilities. Additionally, the fair value of the debt issuances is disclosed in Note 8 ("Long-Term Debt"). The commodity derivative contracts and other current liabilities which use fair value measurements are valued using broker quoted market prices of similar instruments which are considered level 2 inputs. CVR Refining had no transfers of assets or liabilities between any of the above levels during the three months ended March 31, 2013.

(13) Fair Value Measurements

        ASC Topic 820 — Fair Value Measurements and Disclosures ("ASC 820") established a single authoritative definition of fair value when accounting rules require the use of fair value, set out a framework for measuring fair value and required additional disclosures about fair value measurements. ASC 820 clarifies that fair value is an exit price, representing the amount from the perspective of a market participant that holds the asset or owes the liability at the measurement date.

        ASC 820 discusses valuation techniques, such as the market approach (prices and other relevant information generated by market transactions involving identical or comparable assets, liabilities or a group of assets and liabilities such as a business), the income approach (techniques to convert future amounts to a single current amount based on market expectations about those future amounts including present value techniques and option pricing), and the cost approach (amount that would be required currently to replace the service capacity of an asset which is often referred to as a replacement cost). ASC 820 utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels.

  •
  Level 1 — Quoted prices in active markets for identical assets or liabilities

  •
  Level 2 — Other significant observable inputs (including quoted prices in active markets for similar assets or liabilities)

  •
  Level 3 — Significant unobservable inputs (including CVR Refining's own assumptions in determining the fair value)

        The following table sets forth the assets and liabilities measured at fair value on a recurring basis, by input level, as of December 31, 2012 and 2011.

	December 31, 2012
	Level 1	Level 2	Level 3	Total
	(in thousands)
Location and Description
Cash equivalents	$—	$—	$—	$—
Other current assets (marketable securities)	38	—	—	38
Other current assets (derivative agreements)	—	—	—	—
Other long-term assets (derivative agreements)	—	938	—	938

Total Assets	$38	$938	$—	$976

Other current liabilities (derivative agreements)	—	(67,747)	—	(67,747)
Other long-term liabilities (derivative agreements)	—	—	—	—

Total Liabilities	$—	$(67,747)	$—	$(67,747)

	December 31, 2011
	Level 1	Level 2	Level 3	Total
	(in thousands)
Location and Description
Cash equivalents	$2,745	$—	$—	$2,745
Other current assets (derivative agreements)	—	63,051	—	63,051
Other long-term assets (derivative agreements)	—	18,831	—	18,831

Total Assets	$2,745	$81,882	$—	$84,627

Other current liabilities (derivative agreements)	—	—	—	—
Other long-term liabilities (derivative agreements)	—	—	—	—

Total Liabilities	$—	$—	$—	$—

        As of December 31, 2012, the only financial assets and liabilities that are measured at fair value on a recurring basis are CVR Refining's marketable securities and derivative instruments. Additionally, the fair value of the debt issuances is disclosed in Note 10 ("Long-Term Debt"). The commodity derivative contracts are valued using broker quoted market prices of similar commodity contracts using level 2 inputs. CVR Refining had no transfers of assets or liabilities between any of the above levels during the year ended December 31, 2012.

Derivatives and Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Derivatives and Financial Instruments
Derivatives and Financial Instruments

(14) Derivative Financial Instruments

        Loss on derivatives, net consisted of the following:

	Three Months Ended March 31,
	2013	2012
	(in thousands)
Realized loss on derivative agreements	$(52,515)	$(19,086)
Unrealized gain (loss) on derivative agreements	32,489	(128,167)

Total loss on derivatives, net	$(20,026)	$(147,253)

        CVR Refining is subject to price fluctuations caused by supply conditions, weather, economic conditions and other factors. To manage price risk on crude oil and other inventories and to fix margins on certain future production, CVR Refining from time to time enters into various commodity derivative transactions.

        CVR Refining has adopted accounting standards which impose extensive record-keeping requirements in order to designate a derivative financial instrument as a hedge. CVR Refining holds derivative instruments, such as exchange-traded crude oil futures and certain over-the-counter forward swap agreements, which it believes provide an economic hedge on future transactions, but such instruments are not designated as hedges for GAAP purposes. Gains or losses related to the change in fair value and periodic settlements of these derivative instruments are classified as loss on derivatives, net in the Condensed Consolidated and Combined Statements of Operations.

        CVR Refining maintains a margin account to facilitate other commodity derivative activities. A portion of this account may include funds available for withdrawal. These funds are included in cash and cash equivalents within the Condensed Consolidated Balance Sheets. The maintenance margin balance is included within other current assets within the Condensed Consolidated Balance Sheets. Dependent upon the position of the open commodity derivatives, the amounts are accounted for as an other current asset or an other current liability within the Condensed Consolidated Balance Sheets. From time to time, CVR Refining may be required to deposit additional funds into this margin account. The fair value of the open commodity positions as of March 31, 2013 was a net loss of $0.3 million included in accrued liabilities. For the three months ended March 31, 2013 and 2012, CVR Refining recognized a realized loss of $2.0 million and $8.2 million, respectively, which is recorded in realized loss on derivatives, net in the Condensed Consolidated and Combined Statements of Operations. For the three months ended March 31, 2013 and 2012, CVR Refining recognized an unrealized loss of $0.2 million and an unrealized gain of $0.2 million, respectively, which are recorded in unrealized gain (loss) on derivatives, net in the Condensed Consolidated and Combined Statements of Operations.

  Commodity Swap

        CVR Refining enters into commodity swap contracts in order to fix the margin on a portion of future production. The physical volumes are not exchanged and these contracts are net settled with cash. The contract fair value of the commodity swaps is reflected on the Condensed Consolidated Balance Sheets with changes in fair value currently recognized in the Condensed Consolidated and Combined Statements of Operations. Quoted prices for similar assets or liabilities in active markets (Level 2) are considered to determine the fair values for the purpose of marking to market the hedging instruments at each period end. At March 31, 2013 and December 31, 2012, CVR Refining had open commodity hedging instruments consisting of 22.8 million barrels and 23.3 million barrels of crack spreads, respectively, primarily to fix the margin on a portion of its future gasoline and distillate production. The fair value of the outstanding contracts at March 31, 2013 was a net unrealized loss of $34.1 million, $35.5 million of which is included in current liabilities and $1.4 million is included in non-current assets. For the three months ended March 31, 2013 and 2012, CVR Refining recognized a realized loss of $50.5 million and $10.9 million, respectively, which is recorded in realized loss on derivatives, net in the Condensed Consolidated and Combined Statements of Operations. For the three months ended March 31, 2013 and 2012, CVR Refining recognized an unrealized gain of $32.7 million and an unrealized loss of $128.3 million, respectively, which are recorded in unrealized gain (loss) on derivatives, net in the Condensed Consolidated and Combined Statements of Operations.

  Offsetting Assets and Liabilities

        The commodity swaps and other commodity derivatives agreements discussed above include multiple derivative positions with a number of counterparties for which CVR Refining has entered into agreements governing the nature of the derivative transactions. Each of the counterparty agreements provides for the right to setoff each individual derivative position to arrive at the net receivable due from the counterparty or payable owed by CVR Refining. As a result of the right to setoff, CVR Refining's recognized assets and liabilities associated with the outstanding derivative positions have been presented net in the Condensed Consolidated Balance Sheets. In accordance with guidance issued by the FASB related to "Disclosures about Offsetting Assets and Liabilities," the tables below outline the gross amounts of the recognized assets and liabilities and the gross amounts offset in the Condensed Consolidated Balance Sheets for the various types of open derivative positions.

        The offsetting assets and liabilities for CVR Refining's derivatives as of March 31, 2013 are recorded as non-current assets in other long-term assets in the Condensed Consolidated Balance Sheets and as current liabilities in other current liabilities in the Condensed Consolidated Balance Sheets as follows:

	As of March 31, 2013
Description	Gross Non-Current Assets	Gross Amounts Offset	Net Non-Current Assets Presented	Cash Collateral Not Offset	Net Amount
	(in thousands)
Commodity Swaps	$1,463	$(2)	$1,461	$—	$1,461

Total	$1,463	$(2)	$1,461	$—	$1,461

	As of March 31, 2013
Description	Gross Current Liabilities	Gross Amounts Offset	Net Current Liabilities Presented	Cash Collateral Not Offset	Net Amount
	(in thousands)
Commodity Swaps	$54,588	$(19,058)	$35,530	$—	$35,530
Other Derivative Activity	251	—	251	(251)	—

Total	$54,839	$(19,058)	$35,781	$(251)	$35,530

        The offsetting assets and liabilities for CVR Refining's derivatives as of December 31, 2012 are recorded as non-current assets in other long-term assets in the Condensed Consolidated Balance Sheets and as current liabilities in other current liabilities in the Condensed Consolidated Balance Sheets as follows:

	As of December 31, 2012
Description	Gross Non-Current Assets	Gross Amounts Offset	Net Non-Current Assets Presented	Cash Collateral Not Offset	Net Amount
	(in thousands)
Commodity Swaps	$945	$(7)	$938	$—	$938

Total	$945	$(7)	$938	$—	$938

	As of December 31, 2012
Description	Gross Current Liabilities	Gross Amounts Offset	Net Current Liabilities Presented	Cash Collateral Not Offset	Net Amount
	(in thousands)
Commodity Swaps	$74,178	$(6,445)	$67,733	$—	$67,733
Other Derivative Activity	21	(7)	14	(14)	—

Total	$74,199	$(6,452)	$67,747	$(14)	$67,733

(14) Derivatives and Financial Instruments

        Gain (loss) on derivatives, net consisted of the following:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Realized gain (loss) on other derivative agreements	$(137,565)	$(7,182)	$(2,140)
Unrealized gain (loss) on other derivative agreements	(148,027)	85,262	634

Total gain (loss) on derivatives, net	$(285,592)	$78,080	$(1,506)

        CVR Refining is subject to price fluctuations caused by supply conditions, weather, economic conditions, interest rate fluctuations and other factors. To manage price risk on crude oil and other inventories and to fix margins on certain future production, CVR Refining from time to time enters into various commodity derivative transactions. CVR Refining entered into certain commodity derivate contracts and, through CRLLC, entered into an interest rate swap as required by the long-term debt agreements. The commodity derivative contracts are for the purpose of managing price risk on crude oil and finished goods and the interest rate swap was for the purpose of managing interest rate risk until June 30, 2010.

        CVR Refining has adopted accounting standards which impose extensive record-keeping requirements in order to designate a derivative financial instrument as a hedge. CVR Refining holds derivative instruments, such as exchange-traded crude oil futures and certain over-the-counter forward swap agreements, which it believes provide an economic hedge on future transactions, but such instruments are not designated as hedges for GAAP purposes. Gains or losses related to the change in fair value and periodic settlements of these derivative instruments are classified as gain (loss) on derivatives, net in the Combined Statements of Operations.

        CVR Refining maintains a margin account to facilitate other commodity derivative activities. A portion of this account may include funds available for withdrawal. These funds are included in cash and cash equivalents within the Consolidated and Combined Balance Sheets. The maintenance margin balance is included within other current assets within the Consolidated and Combined Balance Sheets. Dependent upon the position of the open commodity derivatives, the amounts are accounted for as another current asset or another current liability within the Consolidated and Combined Balance Sheets. From time to time, CVR Refining may be required to deposit additional funds into this margin account. The fair value of the open commodity positions as of December, 2012 was a net loss of $14,000 included in accrued liabilities. For the year ended December 31, 2012, the Partnership recognized a realized loss of $10.9 million and an unrealized loss of $0.8 million, which is recorded in loss on derivatives, net in the Combined Statement of Operations.

  Commodity Swap

        Beginning September 2011, CRLLC, for the benefit of CRRM, entered into several commodity swap contracts with effective periods beginning in January 2012. The physical volumes are not exchanged and these contracts are net settled with cash. The contract fair value of the commodity swaps is reflected on the Consolidated and Combined Balance Sheets with changes in fair value currently recognized in the Combined Statements of Operations. Quoted prices for similar assets or liabilities in active markets (Level 2) are considered to determine the fair values for the purpose of marking to market the hedging instruments at each period end. At December 31, 2012 and 2011, CVR Refining had open commodity hedging instruments consisting of 23.3 million and 13.0 million barrels of crack spreads, respectively, primarily to fix the margin on a portion of its future gasoline and distillate production. The fair value of the outstanding contracts at December 31, 2012 was a net unrealized loss of $66.8 million, $67.7 million of which is included in current liabilities and $0.9 million is included in non-current assets. The fair value of the outstanding contracts at December 31, 2011 was a net unrealized gain of $80.4 million, $61.6 million of which is included in current assets and $18.8 million is included in non-current assets. For the years ended December 31, 2012 and 2011, the Partnership recognized a realized loss of $126.6 million and $0, respectively, and an unrealized loss of $147.3 million and an unrealized gain of $80.4 million, respectively, which are recorded in gain (loss) on derivatives, net in the Combined Statements of Operations. In addition, the consolidated and combined financial statements include a commodity swap assumed as part of its Wynnewood Acquisition that expired on December 31, 2011. This commodity swap was not designated as a hedge.

  Interest Rate Swap

        Until June 30, 2010, CRLLC, on behalf of the Refining Subsidiaries, held derivative contracts known as interest rate swap agreements (the "Interest Rate Swap") that converted floating-rate bank debt into 4.195% fixed-rate debt on a notional amount of $180.0 million from March 31, 2009 until March 31, 2010 and $110.0 million from March 31, 2010 until June 30, 2010. The Interest Rate Swap expired on June 30, 2010. Half of the Interest Rate Swap agreements were held with a related party (as described in Note 15, "Related Party Transactions"), and the other half were held with a financial institution that was also a lender under CRLLC's first priority credit facility until April 6, 2010.

        Under the Interest Rate Swap, CRLLC paid the fixed rate of 4.195% and received a floating rate based on three month LIBOR rates, with payments calculated on the notional amount. The notional amount did not represent the actual amount exchanged by the parties but instead represented the amount on which the contracts are based. The Interest Rate Swap was settled quarterly and marked to market at each reporting date with all unrealized gains and losses recognized on the Combined Statement of Operations.

Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions
Related Party Transactions

(16) Related Party Transactions

        In connection with the formation of CVR Refining in September 2012 and the Initial Public Offering in January 2013, CVR Refining and CRRM entered into certain agreements with CVR Energy and its subsidiaries that govern the business relations among CVR Refining, its general partner and CRRM on the one hand, and CVR Energy and its subsidiaries, on the other hand. CRRM has previously entered into other agreements with CVR Partners and its subsidiary. Certain of the agreements described below were amended and restated on April 13, 2011 in connection with the initial public offering of CVR Partners; the agreements are described as in effect at March 31, 2013. Amounts owed to CVR Refining and CRRM from CVR Energy and its subsidiaries with respect to these agreements are included in accounts receivable, prepaid expenses and other current assets, and other long-term assets, on the Condensed Consolidated Balance Sheets. Conversely, amounts owed to CVR Energy and its subsidiaries by CVR Refining and CRRM with respect to these agreements are included in accounts payable, accrued expenses and other current liabilities, and other long-term liabilities, on CVR Refining's Condensed Consolidated Balance Sheets.

  Feedstock and Shared Services Agreement

        CRRM entered into a feedstock and shared services agreement with CRNF under which the two parties provide feedstock and other services to one another. These feedstocks and services are utilized in the respective production processes of CRRM's Coffeyville, Kansas refinery and CRNF's nitrogen fertilizer plant.

        Pursuant to the feedstock agreement, CRRM and CRNF have the obligation to transfer excess hydrogen to one another. Net monthly sales of hydrogen to CRNF have been reflected as net sales for CVR Refining. Net monthly receipts of hydrogen from CRNF have been reflected in cost of product sold (exclusive of depreciation and amortization) for CVR Refining. For the three months ended March 31, 2013 and 2012, the net sales generated from the sale of hydrogen to CRNF were approximately $0.2 million and $0, respectively. For the three months ended March 31, 2013 and 2012, CVR Refining also recognized $29,000 and $5.7 million of cost of product sold (exclusive of depreciation and amortization) related to the purchase of excess hydrogen from the nitrogen fertilizer facility, respectively. At March 31, 2013 and December 31, 2012, there was approximately $29,000 and $0.2 million, respectively, of payables included in accounts payable on the Condensed Consolidated Balance Sheets associated with unpaid balances related to hydrogen.

        The agreement provides that both parties must deliver high-pressure steam to one another under certain circumstances. Net reimbursed or (paid) direct operating expenses recorded during the three months ended March 31, 2013 and 2012 were approximately $(3,000) and $36,000, respectively, related to high-pressure steam. Reimbursements or paid amounts for each of the years on a gross basis were nominal.

        CRNF is also obligated to make available to CRRM any nitrogen produced by the Linde air separation plant that is not required for the operation of the nitrogen fertilizer plant, as determined by CRNF in a commercially reasonable manner. Direct operating expenses associated with nitrogen purchased by CRRM from CRNF for the three months ended March 31, 2013 and 2012, were approximately $0.2 million and $0.5 million, respectively. No amounts were paid by CRNF to CRRM for any of the years.

        The agreement also provides a mechanism pursuant to which CRNF transfers a tail gas stream to CRRM. For both the three months ended March 31, 2013 and 2012, CRRM recognized approximately $0.1 million of direct operating expenses generated from the purchase of tail gas from CRNF.

        In April 2011, in connection with the tail gas stream, CRRM installed a pipe between the Coffeyville, Kansas refinery and the nitrogen fertilizer plant to transfer the tail gas. CRNF has agreed to pay CRRM the cost of installing the pipe over the next three years and in the fourth year provide an additional 15% to cover the cost of capital. At March 31, 2013 and December 31, 2012, an asset of approximately $0.5 million was included in other current assets and approximately $0.2 million and $0.4 million, respectively, was included in other non-current assets with an offset liability of approximately $0.2 million in other current liabilities and approximately $1.3 million in other non-current liabilities in the Condensed Consolidated Balance Sheets.

        CRNF also provided finished product tank capacity to CRRM under the agreement. Approximately $0.1 million was incurred by CRRM for the use of tank capacity for both the three months ended March 31, 2013 and 2012. This expense was recorded as direct operating expenses. No amounts were paid in prior years.

        The agreement has an initial term of 20 years, which will be automatically extended for successive five year renewal periods. Either party may terminate the agreement, effective upon the last day of a term, by giving notice no later than three years prior to a renewal date. The agreement will also be terminable by mutual consent of the parties or if one party breaches the agreement and does not cure within applicable cure periods and the breach materially and adversely affects the ability of the terminating party to operate its facility. Additionally, the agreement may be terminated in some circumstances if substantially all of the operations at the nitrogen fertilizer plant or the Coffeyville, Kansas refinery are permanently terminated, or if either party is subject to a bankruptcy proceeding or otherwise becomes insolvent.

        At March 31, 2013 and December 31, 2012, payables of $0.2 million and $0.4 million, respectively, were included in accounts payable on the Condensed Consolidated Balance Sheets associated with amounts yet to be paid related to components of the feedstock and shared services agreement. At March 31, 2013 and December 31, 2012, receivables of $0.8 million and $0.4 million, respectively, were included in prepaid expenses and other current assets on the Condensed Consolidated Balance Sheets associated with receivables related to components of the feedstock and shared services agreement.

  Coke Supply Agreement

        CRRM entered into a coke supply agreement with CRNF pursuant to which CRRM supplies CRNF with pet coke. This agreement provides that CRRM must deliver to CRNF during each calendar year an annual required amount of pet coke equal to the lesser of (i) 100 percent of the pet coke produced at CRRM's Coffeyville, Kansas petroleum refinery or (ii) 500,000 tons of pet coke. CRNF is also obligated to purchase this annual required amount. If during a calendar month CRRM produces more than 41,667 tons of pet coke, then CRNF will have the option to purchase the excess at the purchase price provided for in the agreement. If CRNF declines to exercise this option, CRRM may sell the excess to a third party.

        The price CRNF pays pursuant to the pet coke supply agreement is based on the lesser of a pet coke price derived from the price received for urea ammonium nitrate ("UAN"), or the UAN-based price, and a pet coke price index. The UAN-based price begins with a pet coke price of $25 per ton based on a price per ton for UAN (exclusive of transportation cost), or netback price, of $205 per ton, and adjusts up or down $0.50 per ton for every $1.00 change in the netback price. The UAN-based price has a ceiling of $40 per ton and a floor of $5 per ton.

        CRNF pays any taxes associated with the sale, purchase, transportation, delivery, storage or consumption of the pet coke. Amounts payable under the feedstock and shared services agreements can be offset with any amount receivable for pet coke.

        The agreement has an initial term of 20 years and will be automatically extended for successive five year renewal periods. Either party may terminate the agreement by giving notice no later than three years prior to a renewal date. The agreement is also terminable by mutual consent of the parties or if a party breaches the agreement and does not cure within applicable cure periods. Additionally, the agreement may be terminated in some circumstances if substantially all of the operations at the nitrogen fertilizer plant or the Coffeyville, Kansas refinery are permanently terminated, or if either party is subject to a bankruptcy proceeding or otherwise becomes insolvent.

        Net sales associated with the transfer of pet coke from CRRM to CRNF were approximately $2.7 million and $2.4 million for the three months ended March 31, 2013 and 2012, respectively. Receivables of $0.9 million and $0.6 million related to the coke supply agreement were included in accounts receivable on the Condensed Consolidated Balance Sheets at March 31, 2013 and December 31, 2012, respectively.

  Terminal Operating and Lease Agreement

        On May 4, 2012, CRT entered into an operating and lease agreement with CRNF, under which it leases premises to CRNF located at Phillipsburg, Kansas, which CRNF uses as a UAN terminal. The initial term of the agreement will expire in May 2032, provided, however, that CRNF may terminate the lease at any time during the initial term by providing 180 days prior written notice. In addition, this agreement will automatically renew for successive five-year terms, provided that CRNF may terminate the agreement during any renewal term with at least 180 days written notice. CRNF will pay CRT $1.00 per year for rent, $4.00 per ton of UAN placed into the terminal and $4.00 per ton of UAN taken out of the terminal. For the three months ended March 31, 2013, revenue related to the terminal operating and lease agreement totalled approximately $7,000.

  Lease Agreement

        CRRM entered into a lease agreement with CRNF under which CRNF leases certain office and laboratory space. The initial term of the lease will expire in October 2017, provided, however, that CRNF may terminate the lease at any time during the initial term by providing 180 days prior written notice. In addition, CRNF has the option to renew the lease agreement for up to five additional one-year periods by providing CRRM with notice of renewal at least 60 days prior to the expiration of the then existing term. For the three months ended March 31, 2013 and 2012, amounts received related to the use of the office and laboratory space totaled approximately $27,000 and $26,000, respectively. There were no receivables outstanding with respect to the lease agreement as of March 31, 2013 and December 31, 2012, respectively.

  Environmental Agreement

        CRRM entered into an environmental agreement with CRNF which provides for certain indemnification and access rights in connection with environmental matters affecting the Coffeyville, Kansas refinery and the nitrogen fertilizer plant. Generally, both CRRM and CRNF have agreed to indemnify and defend each other and each other's affiliates against liabilities associated with certain hazardous materials and violations of environmental laws that are a result of or caused by the indemnifying party's actions or business operations. This obligation extends to indemnification for liabilities arising out of off-site disposal of certain hazardous materials. Indemnification obligations of the parties will be reduced by applicable amounts recovered by an indemnified party from third parties or from insurance coverage.

        The agreement provides for indemnification in the case of contamination or releases of hazardous materials that were present but unknown at the time the agreement was entered into to the extent such contamination or releases were identified in reasonable detail through October 2012. The agreement further provides for indemnification in the case of contamination or releases which occur subsequent to the execution of the agreement.

        The term of the agreement is for at least 20 years, or for so long as the feedstock and shared services agreement is in force, whichever is longer.

  Services Agreement

        On December 31, 2012, CVR Refining entered into a services agreement with CVR Energy. CVR Refining obtains certain management and other services from CVR Energy pursuant to a services agreement between the Partnership, CVR Refining GP and CVR Energy. Under this agreement, the Partnership's general partner has engaged CVR Energy to conduct a substantial portion of its day-to-day business operations. CVR Energy provides CVR Refining with the following services under the agreement, among others:

  •
  services from CVR Energy's employees in capacities equivalent to the capacities of corporate executive officers, except that those who serve in such capacities under the agreement shall serve the Partnership on a shared, part-time basis only, unless the Partnership and CVR Energy agree otherwise;

  •
  administrative and professional services, including legal, accounting services, human resources, insurance, tax, credit, finance, government affairs and regulatory affairs;

  •
  management of the Partnership's property and the property of its operating subsidiaries in the ordinary course of business;

  •
  recommendations on capital raising activities to the board of directors of the Partnership's general partner, including the issuance of debt or equity interests, the entry into credit facilities and other capital market transactions;
  •
  managing or overseeing litigation and administrative or regulatory proceedings, establishing appropriate insurance policies for the Partnership and providing safety and environmental advice;

  •
  recommending the payment of distributions; and

  •
  managing or providing advice for other projects, including acquisitions, as may be agreed by CVR Energy and the Partnership's general partner from time to time.

        As payment for services provided under the agreement, the Partnership, its general partner or subsidiaries must pay CVR Energy (i) all costs incurred by CVR Energy or its affiliates in connection with the employment of its employees, other than administrative personnel, who provide the Partnership services under the agreement on a full-time basis, but excluding share-based compensation; (ii) a prorated share of costs incurred by CVR Energy or its affiliates in connection with the employment of its employees, including administrative personnel, who provide the Partnership services under the agreement on a part-time basis, but excluding share-based compensation, and such prorated share shall be determined by CVR Energy on a commercially reasonable basis, based on the percentage of total working time that such shared personnel are engaged in performing services for the Partnership; (iii) a prorated share of certain administrative costs, including office costs, services by outside vendors, other sales, general and administrative costs and depreciation and amortization; and (iv) various other administrative costs in accordance with the terms of the agreement, including travel, insurance, legal and audit services, government and public relations and bank charges.

        Either CVR Energy or the Partnership's general partner may temporarily or permanently exclude any particular service from the scope of the agreement upon 180 days' notice. Beginning in January 2014, either CVR Energy or the Partnership's general partner may terminate the agreement upon at least 180 days', but not more than one year's notice. Furthermore, the Partnership's general partner may terminate the agreement immediately if CVR Energy becomes bankrupt or dissolves or commences liquidation or winding-up procedures.

        In order to facilitate the carrying out of services under the agreement, CVR Refining and CVR Energy have granted one another certain royalty-free, non-exclusive and non-transferable rights to use one another's intellectual property under certain circumstances.

        The agreement also contains an indemnity provision whereby the Partnership, its general partner, and its subsidiaries, as indemnifying parties, agree to indemnify CVR Energy and its affiliates (other than the indemnifying parties themselves) against losses and liabilities incurred in connection with the performance of services under the agreement or any breach of the agreement, unless such losses or liabilities arise from a breach of the agreement by CVR Energy or other misconduct on its part, as provided in the agreement. The agreement contains a provision stating that CVR Energy is an independent contractor under the agreement and nothing in the agreement may be construed to impose an implied or express fiduciary duty owed by CVR Energy, on the one hand, to the recipients of services under the agreement, on the other hand. The agreement prohibits recovery of lost profits or revenue, or special, incidental, exemplary, punitive or consequential damages from CVR Energy or certain affiliates, except in cases of gross negligence, willful misconduct, bad faith, reckless disregard in performance of services under the agreement, or fraudulent or dishonest acts.

        Net amounts incurred under the services agreement for the three months ended March 31, 2013 were approximately $20.9 million. Of these charges approximately $14.6 million were included in selling, general and administrative expenses (exclusive of depreciation and amortization). In addition, $6.3 million were included in direct operating expenses (exclusive of depreciation and amortization). At March 31, 2013, payables of $8.2 million were included in accounts payable on the Condensed Consolidated Balance Sheets with respect to amounts billed in accordance with the services agreement. See Note 15 ("Allocation of Costs") for costs allocated to CVR Refining for the three months ended March 31, 2012 prior to this services agreement going into effect on December 31, 2012.

  Limited Partnership Agreement

        In connection with the Initial Public Offering, CVR Refining GP and CVR Refining Holdings entered into the first amended and restated agreement of limited partnership of the Partnership, dated January 23, 2013.

        The Partnership's general partner manages the Partnership's operations and activities as specified in the partnership agreement. The general partner of the Partnership is managed by its board of directors. CVR Refining Holdings has the right to select the directors of the general partner. Actions by the general partner that are made in its individual capacity are made by CVR Refining Holdings as the sole member of the general partner and not by its board of directors. The members of the board of directors of the general partner are not elected by the unitholders and are not subject to re-election on a regular basis by the unitholders. The officers of the general partner manage the day-to-day affairs of the Partnership's business.

        The partnership agreement provides that the Partnership will reimburse its general partner for all direct and indirect expenses it incurs or payments it makes on behalf of the Partnership (including salary, bonus, incentive compensation and other amounts paid to any person to perform services for the Partnership or for its general partner in connection with operating the Partnership). No amounts were incurred or reimbursed under the partnership agreement for the three months ended March 31, 2013.

  Intercompany Credit Facility

        On January 23, 2013, prior to the closing of the Initial Public Offering, the Partnership entered into a $150.0 million intercompany credit facility, with CRLLC as the lender, to be used to fund growth capital expenditures. The intercompany credit facility is for a term of six years and bears interest at a rate of LIBOR plus 3% per annum. There were no amounts outstanding under the intercompany credit facility at March 31, 2013. See Note 8 ("Long-Term Debt") for additional discussion of the intercompany credit facility.

  Insight Portfolio Group

        Insight Portfolio Group LLC ("Insight Portfolio Group") is an entity formed and controlled by Mr. Icahn in order to maximize the potential buying power of a group of entities with which Mr. Icahn has a relationship in negotiating with a wide range of suppliers of goods, services and tangible and intangible property at negotiated rates. In January 2013, CVR Energy acquired a minority equity interest in Insight Portfolio Group. The Partnership participates in Insight Portfolio Group's buying group through its relationship with CVR Energy. The Partnership may purchase a variety of goods and services as members of the buying group at prices and on terms that management believes would be more favorable than those which would be achieved on a stand-alone basis.

(15) Related Party Transactions

        In connection with the formation of CVR Refining in September 2012, CVR Refining and CRRM entered into an agreement with CVR Energy and its subsidiaries that governs the business relations among CVR Refining, its general partner and CRRM on the one hand, and CVR Energy and its subsidiaries, on the other hand. CRRM has previously entered into other agreements with CVR Partners and its subsidiary. Certain of the agreements described below were amended and restated on April 13, 2011 in connection with the initial public offering of CVR Partners; the agreements are described as in effect at December 31, 2012. Amounts owed to CVR Refining and CRRM from CVR Energy and its subsidiaries with respect to these agreements are included in accounts receivable, prepaid expenses and other current assets, and other long-term assets, on the Consolidated and Combined Balance Sheets. Conversely, amounts owed to CVR Energy and its subsidiaries by CVR Refining and CRRM with respect to these agreements are included in accounts payable, accrued expenses and other current liabilities, and other long-term liabilities, on CVR Refining's Consolidated and Combined Balance Sheets.

  Insight Portfolio Group LLC (formerly known as Icahn Sourcing, LLC)

        Icahn Sourcing, LLC ("Icahn Sourcing") is an entity formed and controlled by Mr. Icahn in order to maximize the potential buying power of a group of entities with which Mr. Icahn has a relationship in negotiating with a wide range of suppliers of goods, services and tangible and intangible property at negotiated rates. The Partnership was a member of the buying group in 2012 through its relationship with CVR Energy. Prior to December 31, 2012, the Partnership did not pay Icahn Sourcing any fees or other amounts with respect to the buying group arrangement.

        In December, 2012, Icahn Sourcing advised Icahn Enterprises that effective January 1, 2013 it would restructure its ownership and change its name to Insight Portfolio Group LLC ("Insight Portfolio Group"). CVR Energy acquired a minority equity interest in Insight Portfolio Group and agreed to pay a portion of Insight Portfolio Group's operating expenses in 2013. The Partnership participates in Insight Portfolio Group's buying group through its relationship with CVR Energy. The Partnership may purchase a variety of goods and services as members of the buying group at prices and on terms that management believes would be more favorable than those which would be achieved on a stand-alone basis.

  Feedstock and Shared Services Agreement

        CRRM entered into a feedstock and shared services agreement with CRNF under which the two parties provide feedstock and other services to one another. These feedstocks and services are utilized in the respective production processes of CRRM's Coffeyville, Kansas refinery and CRNF's nitrogen fertilizer plant.

        Pursuant to the feedstock agreement, CRRM and CRNF have the obligation to transfer excess hydrogen to one another. Net monthly sales of hydrogen to CRNF have been reflected as net sales for CVR Refining. Net monthly receipts of hydrogen from CRNF have been reflected in cost of product sold (exclusive of depreciation and amortization) for CVR Refining. For the years ended December 31, 2012, 2011 and 2010, the net sales generated from the sale of hydrogen to CRNF were approximately $0.2 million, $1.0 million and $1.8 million, respectively. For the years ended December 31, 2012, 2011 and 2010, CVR Refining also recognized $6.3 million, $14.2 million and $0.1 million of cost of product sold (exclusive of depreciation and amortization) related to the purchase of excess hydrogen from the nitrogen fertilizer facility, respectively. At December 31, 2012 and 2011, there was approximately $0.2 million and $0.1 million, respectively, of payables included in accounts payable on the Consolidated and Combined Balance Sheets associated with unpaid balances related to hydrogen.

        The agreement provides that both parties must deliver high-pressure steam to one another under certain circumstances. Net reimbursed or (paid) direct operating expenses recorded during the years ended December 31, 2012, 2011 and 2010 were approximately $10,000, $0.2 million and $0.1 million, respectively, related to high-pressure steam. Reimbursements or paid amounts for each of the years on a gross basis were nominal.

        CRNF is also obligated to make available to CRRM any nitrogen produced by the Linde air separation plant that is not required for the operation of the nitrogen fertilizer plant, as determined by CRNF in a commercially reasonable manner. Direct operating expenses associated with nitrogen purchased by CRRM from CRNF for the years ended December 31, 2012, 2011 and 2010, were approximately $1.4 million, $1.5 million and $0.8 million, respectively. No amounts were paid by CRNF to CRRM for any of the years.

        The agreement also provides a mechanism pursuant to which CRNF transfers a tail gas stream to CRRM. For the years ended December 31, 2012 and 2011, CRRM recognized approximately $0.2 million of direct operating expenses generated from the purchase of tail gas from CRNF.

        In April 2011, in connection with the tail gas stream, CRRM installed a pipe between the Coffeyville, Kansas refinery and the nitrogen fertilizer plant to transfer the tail gas. CRNF has agreed to pay CRRM the cost of installing the pipe over the next three years and in the fourth year provide an additional 15% to cover the cost of capital. At December 31, 2012 and 2011, an asset of approximately $0.5 million was included in other current assets and approximately $0.4 million and $0.8 million, respectively, was included in other non-current assets with an offset liability of approximately $0.2 million in other current liabilities and approximately $1.3 million and $1.5 million, respectively, in other non-current liabilities in the Consolidated and Combined Balance Sheets.

        CRNF also provided finished product tank capacity to CRRM under the agreement. Approximately $0.1 million and $0.3 million was incurred by CRRM for the use of tank capacity for the year ended December 31, 2012 and 2011. This expense was recorded as direct operating expenses. No amounts were paid in prior years.

        The agreement has an initial term of 20 years, which will be automatically extended for successive five year renewal periods. Either party may terminate the agreement, effective upon the last day of a term, by giving notice no later than three years prior to a renewal date. The agreement will also be terminable by mutual consent of the parties or if one party breaches the agreement and does not cure within applicable cure periods and the breach materially and adversely affects the ability of the terminating party to operate its facility. Additionally, the agreement may be terminated in some circumstances if substantially all of the operations at the nitrogen fertilizer plant or the Coffeyville, Kansas refinery are permanently terminated, or if either party is subject to a bankruptcy proceeding or otherwise becomes insolvent.

        At December 31, 2012 and 2011, payables of $0.4 million and $0.3 million, respectively, were included in accounts payable on the Consolidated and Combined Balance Sheets associated with amounts yet to be paid related to components of the feedstock and shared services agreement. At December 31, 2012 and 2011, receivables of $0.4 million and $0.3 million, respectively, were included in prepaid expenses and other current assets on the Consolidated and Combined Balance Sheets associated with receivables related to components of the feedstock and shared services agreement.

  Coke Supply Agreement

        CRRM entered into a coke supply agreement with CRNF pursuant to which CRRM supplies CRNF with pet coke. This agreement provides that CRRM must deliver to CRNF during each calendar year an annual required amount of pet coke equal to the lesser of (i) 100 percent of the pet coke produced at CRRM's Coffeyville, Kansas petroleum refinery or (ii) 500,000 tons of pet coke. CRNF is also obligated to purchase this annual required amount. If during a calendar month CRRM produces more than 41,667 tons of pet coke, then CRNF will have the option to purchase the excess at the purchase price provided for in the agreement. If CRNF declines to exercise this option, CRRM may sell the excess to a third party.

        The price CRNF pays pursuant to the pet coke supply agreement is based on the lesser of a pet coke price derived from the price received for urea ammonium nitrate ("UAN"), or the UAN-based price, and a pet coke price index. The UAN-based price begins with a pet coke price of $25 per ton based on a price per ton for UAN (exclusive of transportation cost), or netback price, of $205 per ton, and adjusts up or down $0.50 per ton for every $1.00 change in the netback price. The UAN-based price has a ceiling of $40 per ton and a floor of $5 per ton.

        CRNF pays any taxes associated with the sale, purchase, transportation, delivery, storage or consumption of the pet coke. Amounts payable under the feedstock and shared services agreements can be offset with any amount receivable for pet coke.

        The agreement has an initial term of 20 years and will be automatically extended for successive five year renewal periods. Either party may terminate the agreement by giving notice no later than three years prior to a renewal date. The agreement is also terminable by mutual consent of the parties or if a party breaches the agreement and does not cure within applicable cure periods. Additionally, the agreement may be terminated in some circumstances if substantially all of the operations at the nitrogen fertilizer plant or the Coffeyville, Kansas refinery are permanently terminated, or if either party is subject to a bankruptcy proceeding or otherwise becomes insolvent.

        Net sales associated with the transfer of pet coke from CRRM to CRNF were approximately $9.9 million, $11.4 million and $4.3 million for the years ended December 31, 2012, 2011 and 2010, respectively. Receivables of $0.6 million and $1.0 million related to the coke supply agreement were included in accounts receivable on the Consolidated and Combined Balance Sheets at December 31, 2012, and 2011, respectively.

  Lease Agreement

        CRRM entered into a lease agreement with CRNF under which CRNF leases certain office and laboratory space. The initial term of the lease will expire in October 2017, provided, however, that CRNF may terminate the lease at any time during the initial term by providing 180 days prior written notice. In addition, CRNF has the option to renew the lease agreement for up to five additional one-year periods by providing CRRM with notice of renewal at least 60 days prior to the expiration of the then existing term. For the years ended December 31, 2012, 2011 and 2010, amounts received related to the use of the office and laboratory space totaled approximately $0.1 million for all years. There were no receivables outstanding with respect to the lease agreement as of December 31, 2012 and 2011, respectively.

  Environmental Agreement

        CRRM entered into an environmental agreement with CRNF which provides for certain indemnification and access rights in connection with environmental matters affecting the Coffeyville, Kansas refinery and the nitrogen fertilizer plant. Generally, both CRRM and CRNF have agreed to indemnify and defend each other and each other's affiliates against liabilities associated with certain hazardous materials and violations of environmental laws that are a result of or caused by the indemnifying party's actions or business operations. This obligation extends to indemnification for liabilities arising out of off-site disposal of certain hazardous materials. Indemnification obligations of the parties will be reduced by applicable amounts recovered by an indemnified party from third parties or from insurance coverage.

        The agreement provides for indemnification in the case of contamination or releases of hazardous materials that were present but unknown at the time the agreement was entered into to the extent such contamination or releases are identified in reasonable detail through October 2012. The agreement further provides for indemnification in the case of contamination or releases which occur subsequent to the execution of the agreement.

        The term of the agreement is for at least 20 years, or for so long as the feedstock and shared services agreement is in force, whichever is longer.

  Interest Rate Swap

        On June 30, 2005, CRLLC entered into three Interest Rate Swap agreements with J. Aron for the benefit of CRRM. Approximately $(16,000) was recognized in gain (loss) on derivatives, net, related to these swap agreements for the year ended December 31, 2010. The Interest Rate Swap expired June 30, 2010.

  Financing and Other

        In March 2010, CRLLC amended its outstanding first priority credit facility, which was incurred for the benefit of the Refining Subsidiaries. In connection with the amendment, CVR Refining paid a subsidiary of GS fees and expenses of approximately $0.9 million for their services as lead bookrunner. In addition, on April 6, 2010, a subsidiary of GS received a fee of $2.0 million as a participating underwriter upon completion of the issuance of the Old Notes (as described in Note 10 "Long-Term Debt").

        For the years ended December 31, 2011 and 2010, CVR Refining recognized approximately $0.5 million and $0.7 million, respectively, in expenses for the benefit of GS, Kelso Investment Associates VII, L.P. and related entities, and the president, chief executive officer and chairman of the Board of CVR Energy, in connection with CVR Energy's Registration Rights Agreement. These amounts included registration and filing fees, printing fees, external accounting fees and external legal fees.

Major Customers and Suppliers	12 Months Ended
Dec. 31, 2012
Major Customers and Suppliers
Major Customers and Suppliers

(16) Major Customers and Suppliers

        Sales to major customers were as follows:

	Year Ended December 31,
	2012	2011	2010
Customer A	10%	15%	14%
Customer B	9%	12%	11%
Customer C	8%	9%	10%

	27%	36%	35%

        CRRM obtained crude oil from one supplier under a long-term supply agreement during 2012, 2011 and 2010. Purchases contracted as a percentage of the total cost of product sold (exclusive of depreciation and amortization) for each of the periods were as follows:

	Year Ended December 31,
	2012	2011	2010
Supplier A	45%	65%	64%

Selected Quarterly Financial Information (unaudited)	12 Months Ended
Dec. 31, 2012
Selected Quarterly Financial Information (unaudited)
Selected Quarterly Financial Information (unaudited)

(17) Selected Quarterly Financial Information (unaudited)

        Summarized quarterly financial data for December 31, 2012 and 2011.

	Year Ended December 31, 2012
	Quarter
	First	Second	Third	Fourth
	(in thousands)
Net sales	$1,898,485	$2,229,629	$2,337,457	$1,816,173
Operating costs and expenses:
Cost of product sold (exclusive of depreciation and amortization)	1,630,665	1,866,245	1,694,122	1,476,484
Direct operating expenses (exclusive of depreciation and amortization)	92,703	71,583	88,890	173,351
Selling, general and administrative (exclusive of depreciation and amortization)	20,214	26,096	21,244	18,626
Depreciation and amortization	26,259	26,638	27,458	27,288

Total operating costs and expenses	1,769,841	1,990,562	1,831,714	1,695,749

Operating income	128,644	239,067	505,743	120,424
Other income (expense):
Interest expense and other financing costs	(18,836)	(18,991)	(18,217)	(20,170)
Realized loss on derivatives, net	(19,086)	(8,069)	(53,271)	(57,139)
Unrealized gain (loss) on derivatives, net	(128,167)	46,886	(115,699)	48,953
Loss on extinguishment of debt	—	—	—	(37,540)
Other income, net	81	628	14	33

Total other income (expense)	(166,008)	20,454	(187,173)	(65,863)

Net income (loss)	$(37,364)	$259,521	$318,570	$54,561

	Year Ended December 31, 2011
	Quarter
	First	Second	Third	Fourth
	(in thousands)
Net sales	$1,111,978	$1,376,681	$1,284,677	$979,478
Operating costs and expenses:
Cost of product sold (exclusive of depreciation and amortization)	931,001	1,122,763	1,024,779	849,077
Direct operating expenses (exclusive of depreciation and amortization)	45,410	44,054	54,510	103,691
Selling, general and administrative (exclusive of depreciation and amortization)	12,951	9,361	9,175	19,495
Depreciation and amortization	16,916	16,966	16,990	18,980

Total operating costs and expenses	1,006,278	1,193,144	1,105,454	991,243

Operating income (loss)	105,700	183,537	179,223	(11,765)
Other income (expense):
Interest expense and other financing costs	(12,956)	(13,401)	(12,841)	(13,797)
Realized gain (loss) on derivatives, net	(18,848)	483	67	11,116
Unrealized gain (loss) on derivatives, net	(3,258)	6,448	(9,991)	92,063
Loss on extinguishment of debt	(1,908)	(170)	—	—
Other income (expense), net	377	327	33	(159)

Total other income (expense)	(36,593)	(6,313)	(22,732)	89,223

Net income	$69,107	$177,224	$156,491	$77,458

Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events
Subsequent Events

(17) Subsequent Events

  Distribution

        On April 30, 2013, the board of directors of the Partnership's general partner declared a cash distribution for the first quarter of 2013 to the Partnership's unitholders of $1.58 per common unit or $233.2 million in aggregate. The cash distribution will be paid on May 17, 2013 to unitholders of record at the close of business on May 10, 2013. This distribution was adjusted to exclude the period from January 1, 2013 through January 22, 2013 (the period preceding the closing of the Initial Public Offering).

(18) Subsequent Events

        CVR Refining evaluated subsequent events, if any, that would require an adjustment to CVR Refining's consolidated and combined financial statements or require disclosure in the notes to the consolidated and combined financial statements through the date of issuance of the consolidated and combined financial statements.

        On January 23, 2013, $253.0 million of the proceeds from the Initial Public Offering were utilized to satisfy and discharge the indenture governing the Second Lien Notes. The amounts were used to (i) repay the face amount of all $222.8 million aggregate principal amount of Second Lien Notes then outstanding, (ii) pay the redemption premium of approximately $20.6 million and (iii) settle accrued interest with respect thereto in an amount of approximately $9.5 million. The repurchase of the Second Lien Notes resulted in a loss on extinguishment of debt of approximately $26.1 million in the first quarter of 2013, which includes the write-off of previously deferred financing fees of $3.7 million and unamortized original issue discount of $1.8 million.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Cash and Cash Equivalents

  Cash and Cash Equivalents

        CRLLC has historically provided cash as needed to support the operations of the refining and related logistics assets and has retained excess cash earned by the Partnership. The Partnership considers all highly liquid money market accounts and debt instruments with original maturities of three months or less to be cash equivalents. Cash received or paid by CRLLC on behalf of CVR Refining prior to December 31, 2012 is reflected as net contributions from or net distributions to parent on the accompanying Combined Statements of Changes in Partners' Capital/Divisional Equity.

        Under the Partnership's cash management system, checks issued but not presented to banks frequently result in book overdraft balances for accounting purposes and are classified within accounts payable in the Consolidated and Combined Balance Sheets. The change in book overdrafts are reported as a component of operating cash flows for accounts payable as they do not represent bank overdrafts. The amount of these checks included in accounts payable as of December 31, 2012 and 2011 was $14.9 million and $10.7 million, respectively.

Accounts Receivable, net

  Accounts Receivable, net

        CVR Refining grants credit to its customers. Credit is extended based on an evaluation of a customer's financial condition; generally, collateral is not required. Accounts receivable are due on negotiated terms and are stated at amounts due from customers, net of an allowance for doubtful accounts. Accounts outstanding longer than their contractual payment terms are considered past due. CVR Refining determines its allowance for doubtful accounts by considering a number of factors, including the length of time trade accounts are past due, the customer's ability to pay its obligations to CVR Refining, and the condition of the general economy and the industry as a whole. CVR Refining writes off accounts receivable when they become uncollectible, and payments subsequently received on such receivables are credited to the allowance for doubtful accounts. Amounts collected on accounts receivable are included in net cash provided by operating activities in the Combined Statements of Cash Flows. At December 31, 2012, one customer individually represented greater than 10% of the total accounts receivable balance. At December 31, 2011, no customer individually represented greater than 10% of the total accounts receivable balance. The largest concentration of credit for any one customer at December 31, 2012 and 2011 was approximately 10% and 9%, respectively, of the accounts receivable balance.

Inventories

  Inventories

        Inventories consist primarily of domestic and foreign crude oil, blending stock and components, work-in-progress and refined fuels and by-products. Inventories are valued at the lower of the first-in, first-out ("FIFO") cost, or market for refined fuels and byproducts for all periods presented. Refinery unfinished and finished products inventory values were determined using the ability-to-bear process, whereby raw materials and production costs are allocated to work-in-process and finished products based on their relative fair values. Other inventories, including other raw materials, spare parts, and supplies, are valued at the lower of moving-average cost, which approximates FIFO, or market. The cost of inventories includes inbound freight costs.

Prepaid Expenses and Other Current Assets

  Prepaid Expenses and Other Current Assets

        Prepaid expenses and other current assets consist of prepayments for crude oil deliveries to our refineries for which title had not transferred, non-trade accounts receivable, current portions of prepaid insurance, deferred financing costs, derivative agreements and other general current assets.

Property, Plant, and Equipment

  Property, Plant, and Equipment

        Additions to property, plant and equipment, including capitalized interest and certain costs allocable to construction and property purchases, are recorded at cost. Capitalized interest is added to any capital project over $1.0 million in cost which is expected to take more than six months to complete. Depreciation is computed using principally the straight-line method over the estimated useful lives of the various classes of depreciable assets. The lives used in computing depreciation for such assets are as follows:

Asset	Range of Useful Lives, in Years
Improvements to land	15 to 30
Buildings	20 to 30
Machinery and equipment	5 to 30
Automotive equipment	5 to 15
Furniture and fixtures	3 to 10

        Leasehold improvements are depreciated or amortized on the straight-line method over the shorter of the contractual lease term or the estimated useful life of the asset. Expenditures for routine maintenance and repair costs are expensed when incurred. Such expenses are reported in direct operating expenses (exclusive of depreciation and amortization) in CVR Refining's Combined Statements of Operations.

Deferred Financing Costs, Underwriting and Original Issue Discount

  Deferred Financing Costs, Underwriting and Original Issue Discount

        Deferred financing costs associated with debt issuances are amortized to interest expense and other financing costs using the effective-interest method over the life of the debt. Additionally, the underwriting and original issue discount and premium related to debt issuances have been amortized to interest expense and other financing costs using the effective-interest method over the life of the debt. Deferred financing costs related to the Amended and Restated ABL Credit Facility are amortized to interest expense and other financing costs using the straight-line method through the termination date of the respective facility.

Planned Major Maintenance Costs

  Planned Major Maintenance Costs

        The direct-expense method of accounting is used for planned major maintenance activities. Maintenance costs are recognized as expense when maintenance services are performed. Planned major maintenance activities for the refineries varies by unit, but generally is every four to five years.

        The Coffeyville refinery completed the second phase of a two-phase turnaround project during the first quarter of 2012. The first phase was completed during the fourth quarter of 2011. Costs of approximately $21.2 million, $66.4 million and $1.2 million associated with the Coffeyville refinery's 2011/2012 turnaround were included in direct operating expenses (exclusive of depreciation and amortization) for the year ended December 31, 2012, 2011 and 2010, respectively. The Wynnewood refinery completed a turnaround in the fourth quarter of 2012. Costs of approximately $102.5 million were included in direct operating expenses (exclusive of depreciation and amortization) for the year ended December 31, 2012.

Cost Classifications

  Cost Classifications

        Cost of product sold (exclusive of depreciation and amortization) includes cost of crude oil, other feedstocks, blendstocks and freight and distribution expenses. Cost of product sold excludes depreciation and amortization of approximately $3.6 million, $2.4 million and $2.8 million for the years ended December 31, 2012, 2011 and 2010, respectively.

        Direct operating expenses (exclusive of depreciation and amortization) includes direct costs of labor, maintenance and services, energy and utility costs, property taxes, environmental compliance costs as well as chemicals and catalysts and other direct operating expenses. Direct operating expenses also include allocated non-cash share-based compensation for CVR Energy and Coffeyville Acquisition III LLC ("CALLC III"), as discussed in Note 6 ("Share-Based Compensation"). Direct operating expenses exclude depreciation and amortization of approximately $103.5 million, $67.2 million and $63.4 million for the years ended December 31, 2012, 2011 and 2010, respectively.

        Selling, general and administrative expenses (exclusive of depreciation and amortization) consist primarily of direct and allocated legal expenses, treasury, accounting, marketing, human resources and maintaining the corporate and administrative offices in Texas, Kansas and Oklahoma. Selling, general and administrative expenses also include allocated non-cash share-based compensation expense from CVR Energy and CALLC III as discussed in Note 6 ("Share-Based Compensation"). Selling, general and administrative expenses exclude depreciation and amortization of approximately $0.5 million, $0.2 million and $0.2 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Income Taxes

  Income Taxes

        The operations of CVR Refining have historically been included in the federal income tax return of CRLLC, which is a limited liability company that is not subject to federal income tax. Upon the sale of common units in the Initial Public Offering, CVR Refining will file its own separate federal income tax return with each partner being separately taxed on its share of taxable income. The Partnership will not be subject to income taxes except for a franchise tax in the state of Texas. The income tax liability of the individual partners will not be reflected in the consolidated and combined financial statements of the Partnership.

Segment Reporting

  Segment Reporting

        The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 280 — Segment Reporting established standards for entities to report information about the operating segments and geographic areas in which they operate. CVR Refining only operates one segment and all of its operations are located in the United States.

Impairment of Long-Lived Assets

  Impairment of Long-Lived Assets

        CVR Refining accounts for long-lived assets in accordance with accounting standards issued by FASB regarding the treatment of the impairment or disposal of long-lived assets. As required by this standard, CVR Refining reviews long-lived assets (excluding intangible assets with indefinite lives) for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future net cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated undiscounted future net cash flows, an impairment charge is recognized for the amount by which the carrying amount of the assets exceeds their fair value. Assets to be disposed of are reported at the lower of their carrying value or fair value less cost to sell.

Divisional Equity

  Divisional Equity

        Partners' capital is referred to as divisional equity during the periods covered by the consolidated and combined financial statements prior to the contribution of the Refining Subsidiaries to the Partnership. Upon CRLLC's contribution of the Refining Subsidiaries to the Partnership on December 31, 2012, divisional equity became partners' capital.

Revenue Recognition

  Revenue Recognition

        Revenues for products sold are recorded upon delivery of the products to customers, which is the point at which title is transferred, the customer has assumed the risk of loss, and when payment has been received or collection is reasonably assured. Excise and other taxes collected from customers and remitted to governmental authorities are not included in reported revenues.

        Nonmonetary product exchanges and certain buy/sell crude oil transactions which are entered into in the normal course of business are included on a net cost basis in operating expenses on the Combined Statement of Operations.

        The Partnership also engages in trading activities, whereby the Partnership enters into agreements to purchase and sell refined products with third parties. The Partnership acts as a principal in these transactions, taking title to the products in purchases from counterparties, and accepting the risks and rewards of ownership. The Partnership records revenue for the gross amount of the sales transactions, and records costs of purchases as an operating expense in the accompanying consolidated and combined financial statements.

Shipping Costs

  Shipping Costs

        Pass-through finished goods delivery costs reimbursed by customers are reported in net sales, while an offsetting expense is included in cost of product sold (exclusive of depreciation and amortization).

Derivative Instruments and Fair Value of Financial Instruments

  Derivative Instruments and Fair Value of Financial Instruments

        The Partnership uses futures contracts, options, and forward swap contracts primarily to reduce the exposure to changes in crude oil prices, finished goods product prices and interest rates and to provide economic hedges of inventory positions. These derivative instruments have not been designated as hedges for accounting purposes. Accordingly, these instruments are recorded in the Consolidated and Combined Balance Sheets at fair value, and each period's gain or loss is recorded as a component of realized gain (loss) on derivatives, net or unrealized gain (loss) on derivatives, net, as applicable, in accordance with standards issued by the FASB regarding the accounting for derivative instruments and hedging activities.

        Financial instruments consisting of cash and cash equivalents, accounts receivable, and accounts payable are carried at cost, which approximates fair value, as a result of the short-term nature of the instruments. See Note 10 ("Long-Term Debt") for further discussion of the extinguishment of the first priority credit facility long-term debt, issuance of the First Lien Notes and Second Lien Notes, subsequent settlement of the First Lien Notes and issuance of the 2022 Notes. The First Lien Notes and Second Lien Notes have been carried at the aggregate principal value less the unamortized original issue discount and premium. The 2022 Notes were issued at par value. See Note 10 ("Long-Term Debt") for the fair value of the debt securities.

Share-Based Compensation

  Share-Based Compensation

        The Partnership has been allocated non-cash share-based compensation expense from CVR Energy, CRLLC and from CALLC III. CVR Energy accounts for share-based compensation in accordance with ASC 718 Compensation — Stock Compensation, or ASC 718, as well as guidance regarding the accounting for share-based compensation granted to employees of an equity method investee. In accordance with ASC 718, CVR Energy, CRLLC and CALLC III apply a fair-value based measurement method in accounting for share-based compensation. The Partnership recognizes the costs of the share-based compensation incurred by CVR Energy and CALLC III on the Partnership's behalf primarily in selling, general and administrative expenses (exclusive of depreciation and amortization), and a corresponding increase or decrease to partners' capital/divisional equity, as the costs are incurred on its behalf, following the guidance issued by the FASB regarding the accounting for equity instruments that are issued to other than employees for acquiring, or in conjunction with selling, goods or services, which require remeasurement at each reporting period through the performance commitment period, or in the Partnership's case, through the vesting period. Costs are allocated by CVR Energy and CALLC III based upon the percentage of time a CVR Energy or CRLLC employee provides services to the Partnership.

        The change of control and related Transaction Agreement in May 2012 triggered a modification to outstanding awards under the CVR Energy LTIP. Pursuant to the Transaction Agreement, all restricted shares outstanding were converted to restricted stock units and will be settled in cash upon the vesting date pursuant to the terms of the agreement. As a result of the modification, the Partnership was allocated additional share-based compensation of approximately $6.3 million. For awards vesting subsequent to 2012, the awards will be remeasured at each subsequent reporting date until they vest and costs will be allocated to the Partnership based upon the percentage of time a CVR Energy employee provides services to the Partnership as discussed above.

Environmental Matters

  Environmental Matters

        Liabilities related to future remediation costs of past environmental contamination of properties are recognized when the related costs are considered probable and can be reasonably estimated. Estimates of these costs are based upon currently available facts, internal and third party assessments of contamination, available remediation technology, site-specific costs, and currently enacted laws and regulations. In reporting environmental liabilities, no offset is made for potential recoveries. Loss contingency accruals, including those for environmental remediation, are subject to revision as further information develops or circumstances change and such accruals can take into account the legal liability of other parties. Environmental expenditures are capitalized at the time of the expenditure when such costs provide future economic benefits.

Use of Estimates

  Use of Estimates

        The consolidated and combined financial statements have been prepared in conformity with U.S. generally accepted accounting principles ("GAAP"), using management's best estimates and judgments where appropriate. These estimates and judgments affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from these estimates and judgments.

Related Party Transactions

  Related Party Transactions

        CVR Energy and its subsidiaries provide a variety of services to CVR Refining, including cash management and financing services, employee benefits provided through CVR Energy's benefit plans, administrative services provided by CVR Energy's employees and management, insurance and office space leased in CVR Energy's headquarters building and other locations. As such, the accompanying consolidated and combined financial statements include costs that have been incurred by CVR Energy and CRLLC on behalf of CVR Refining. These amounts incurred by CVR Energy are then billed or allocated to CVR Refining and are properly classified on the Combined Statements of Operations as either direct operating expenses (exclusive of depreciation and amortization) or as selling, general and administrative expenses (exclusive of depreciation and amortization). Such expenses include, but are not limited to, salaries, benefits, share-based compensation expense, insurance, accounting, tax, legal and technology services. Costs which are specifically incurred on behalf of CVR Refining, are billed directly to CVR Refining. See Note 15 ("Related Party Transactions") for a detailed discussion of the billing procedures and the basis for calculating the charges.

Allocation of Costs

  Allocation of Costs

        The accompanying financial statements have been prepared in accordance with SAB Topic 1-B, as more fully explained in Note 2. These rules require allocations of costs for salaries and benefits, depreciation, rent, accounting and legal services, and other general and administrative expenses. CVR Energy and CRLLC has allocated general and administrative expenses to CVR Refining based on allocation methodologies that management considers reasonable and result in an allocation of the cost of doing business borne by CVR Energy and CRLLC on behalf of CVR Refining; however, these allocations may not be indicative of the cost of future operations or the amount of future allocations.

        CVR Refining's Combined Statements of Operations reflect all of the expenses that CRLLC and CVR Energy incurred on CVR Refining's behalf. CVR Refining's financial statements therefore include certain expenses incurred by CVR Energy and CRLLC which may include, but are not necessarily limited to, the following:

  •
  Officer and employee salaries and share-based compensation;

  •
  Rent or depreciation;

  •
  Advertising;

  •
  Accounting, tax, legal and information technology services;

  •
  Other selling, general and administrative expenses;

  •
  Costs for defined contribution plans, medical and other employee benefits; and

  •
  Financing costs, including interest, mark-to-market changes in interest rate swap, and losses on extinguishment of debt.

        Selling, general and administrative expense allocations were based primarily on the nature of the expense incurred, with the exception of compensation and compensation related expenses. Compensation expenses, including share-based compensation, are allocated to CVR Refining as governed by percentages determined by management to be reasonable and in line with the nature of an individual's roles and responsibilities. Allocations related to share-based compensation are more fully described in Note 6 ("Share-Based Compensation"). Property insurance costs, included in direct operating expenses (exclusive of depreciation and amortization), were allocated based upon specific segment valuations. See Note 15 ("Related Party Transactions") for a detailed discussion of transactions with affiliated entities. The table below reflects cost allocations, either allocated or billed, by period reflected in the Combined Statement of Operations.

	Year Ended December 31,
	2012	2011	2010
Direct operating expenses (exclusive of depreciation and amortization)	$13,354	$9,064	$9,789
Selling, general and administrative expenses (exclusive of depreciation and amortization)	65,466	39,723	35,347

	$78,820	$48,787	$45,136

Net Income Per Unit	Net Income Per Unit CVR Refining has omitted earnings per unit because CVR Refining has operated under a divisional equity structure until December 31, 2012.
Subsequent Events

  Subsequent Events

        The Partnership evaluated subsequent events, if any, that would require an adjustment to the Partnership's consolidated and combined financial statements or require disclosure in the notes to the consolidated and combined financial statements through the date of issuance of the consolidated and combined financial statements. See Note 18 ("Subsequent Events") for further discussion.

New Accounting Pronouncements

  New Accounting Pronouncements

        In May 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-04, "Fair Value Measurements (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U. S. GAAP and IFRS," ("ASU 201104"). ASU 2011-04 changes the wording used to describe many of the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements to ensure consistency between GAAP and International Financial Reporting Standards ("IFRS"). ASU 2011-04 also expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. This new guidance is to be applied prospectively. ASU 2011-04 was effective for interim and annual periods beginning after December 15, 2011. CVR Refining adopted this ASU as of January 1, 2012. The adoption of this standard did not impact the consolidated and combined financial statement footnote disclosures.

        In December 2011, the FASB issued ASU No. 2011-11, "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 retains the existing offsetting requirements and enhances the disclosure requirements to allow investors to better compare financial statements prepared under GAAP with those prepared under IFRS. On January 31, 2013, the FASB issued ASU No. 2013-04, "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-04"). ASU 2013-04 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements and securities lending transactions. Both standards will be effective for interim and annual periods beginning January 1, 2013 and should be applied retrospectively. The Partnership believes these standards will expand its consolidated and combined financial statement footnote disclosures.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Schedule of lives used in computing depreciation for depreciable assets

Asset	Range of Useful Lives, in Years
Improvements to land	15 to 30
Buildings	20 to 30
Machinery and equipment	5 to 30
Automotive equipment	5 to 15
Furniture and fixtures	3 to 10

CVR Energy and CRRLC
Allocation of Costs
Schedule of allocation of cost, either allocated or billed, by period

	Year Ended December 31,
	2012	2011	2010
Direct operating expenses (exclusive of depreciation and amortization)	$13,354	$9,064	$9,789
Selling, general and administrative expenses (exclusive of depreciation and amortization)	65,466	39,723	35,347

	$78,820	$48,787	$45,136

Wynnewood Acquisition (Tables)	12 Months Ended
Dec. 31, 2012
Wynnewood Acquisition
Schedule of total final purchase price allocated to WEC's net tangible assets based on their fair values

The following table displays the total final purchase price allocated to WEC's net tangible assets based on their fair values as of December 15, 2011 (in millions):

Cash and cash equivalents	$6.3
Accounts receivable	159.0
Inventories	213.5
Prepaid expenses and other current assets	6.0
Property, plant and equipment	577.0
Accounts payable and accrued liabilities	(316.1)
Long-term debt	(52.3)

Total fair values of net assets acquired	593.4

Less: cash acquired	6.3

Total consideration transferred, net of cash acquired	$587.1

Share-Based Compensation (Tables) (CVR Energy, Inc)	12 Months Ended
Dec. 31, 2012
Share-Based Compensation
Schedule of service phantom interest and performance phantom interest values

December 31, 2010
Service Phantom interest (per point)	$14.64
Performance Phantom interest (per point)	$21.25

CALLC, CALLC II and CALLC III
Share-Based Compensation
Schedule of key information for share-based compensation plans related to override units

				*Compensation Expense for the Year Ended December 31,
	Benchmark Value (per Unit)	Original Awards Issued
Award Type			Grant Date	2011	2010
				(in thousands)
Override Operating Units	$11.31	919,630	June 2005	$—	$104
Override Operating Units	$34.72	72,492	December 2006	—	2
Override Value Units(a)	$11.31	1,839,265	June 2005	1,353	5,199
Override Value Units(b)	$34.72	144,966	December 2006	(4)	58
Override Units(c)	$10.00	642,219	February 2008	(94)	(244)

			Total	$1,255	$5,119

*
As CVR Energy's common stock price increased or decreased, compensation expense associated with the unvested CALLC and CALLC II override units increased or was reversed in correlation with the calculation of the fair value under the probability-weighted expected return method.

Override Value Units | CALLC and CALLC II
Share-Based Compensation
Schedule of significant assumption used in the valuation of the Units

	(a) Override Value Units December 31,	(b) Override Value Units December 31,
	2010	2010
Estimated forfeiture rate	None	None
Derived service period	6 years	6 years
CVR Energy's closing stock price	$15.18	$15.18
Estimated fair value (per unit)	$22.39	$6.56
Marketability and minority interest discounts	20.0%	20.0%
Volatility	43.0%	43.0%

Override Units | CALLC III
Share-Based Compensation
Schedule of significant assumption used in the valuation of the Units

December 31,
2010
Estimated forfeiture rate	None
Derived Service Period	Forfeiture schedule
Estimated fair value (per unit)	$2.60
Marketability and minority interest discounts	10.0%
Volatility	47.6%

Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Inventories
Schedule of inventories
	March 31, 2013	December 31, 2012
	(in thousands)
Finished goods	$257,594	$269,460
Raw materials and precious metals	152,170	158,110
In-process inventories	54,227	42,723
Parts and supplies	29,337	29,169

	$493,328	$499,462

	December 31,
	2012	2011
	(in thousands)
Finished goods	$269,460	$316,654
Raw materials and precious metals	158,110	154,530
In-process inventories	42,723	115,090
Parts and supplies	29,169	27,056

	$499,462	$613,330

Property, Plant, and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property, Plant, and Equipment
Summary of costs for property, plant, and equipment
	March 31, 2013	December 31, 2012
	(in thousands)
Land and improvements	$23,974	$23,962
Buildings	37,023	36,680
Machinery and equipment	1,697,389	1,685,616
Automotive equipment	15,262	14,327
Furniture and fixtures	6,279	6,168
Leasehold improvements	774	774
Construction in progress	55,972	46,039

	1,836,673	1,813,566
Accumulated depreciation	489,773	461,975

	$1,346,900	$1,351,591

	December 31,
	2012	2011
	(in thousands)
Land and improvements	$23,962	$19,193
Buildings	36,680	33,887
Machinery and equipment	1,685,616	1,570,191
Automotive equipment	14,327	9,603
Furniture and fixtures	6,168	5,713
Leasehold improvements	774	413
Construction in progress	46,039	39,781

	1,813,566	1,678,781
Accumulated depreciation	461,975	357,994

	$1,351,591	$1,320,787

Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Long-Term Debt
Schedule of long-term debt

Long-term debt was as follows:

	March 31, 2013	December 31, 2012
	(in thousands)
10.875% Senior Secured Notes, due 2017, net of unamortized discount of $1,840 as December 31, 2012	—	220,910
6.5% Senior Notes, due 2022	500,000	500,000
Capital lease obligations	50,884	51,168

Long-term debt	$550,884	$772,078

Long-term debt was as follows:

	December 31,
	2012	2011
	(in thousands)
9.0% First Lien Senior Secured Notes, due 2015, net of unamortized premium of $9,003(1) as of December 31, 2011	$—	$456,053
10.875% Second Lien Senior Secured Notes, due 2017, net of unamortized discount of $1,840 and $2,159 as of December 31, 2012 and December 31, 2011, respectively(2)	220,910	220,591
6.5% Second Lien Senior Secured Notes, due 2022	500,000	—
Capital lease obligations	51,168	52,259

Long-term debt	$772,078	$728,903

(1)
Net unamortized premium of $9.0 million represents an unamortized discount of $0.9 million on the original First Lien Notes and a $9.9 million unamortized premium on the additional First Lien Notes issued in December 2011.

(2)
All of the Second Lien Notes due 2017 were repaid as of February 2013.

Schedule of estimated amortization of deferred financing costs

        Estimated amortization of deferred financing costs is as follows:

Year Ending December 31,	Deferred Financing
(in thousands)
2013	$2,723
2014	2,723
2015	2,723
2016	2,723
2017	2,047
Thereafter	4,215

$17,154

Schedule of future payments required under capital lease

        Future payments required under capital lease at December 31, 2012 are as follows:

Capital Lease
(in thousands)
2013	$6,269
2014	6,311
2015	6,355
2016	6,411
2017	6,444
2018 and thereafter	76,756

Total future payments	108,546
Less: amount representing interest	56,287

Present value of future minimum payments	52,259
Less: current portion	1,091

Long-term portion	$51,168

Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies
Schedule of minimum required payments for CVR Refining's operating lease agreements and unconditional purchase obligations
	Operating Leases	Unconditional Purchase Obligations(1)
	(in thousands)
Nine months ended December 31, 2013	$2,208	$84,334

Year Ending December 31,
2014	2,277	105,485
2015	1,450	94,569
2016	987	87,527
2017	268	86,248
Thereafter	316	920,428

	$7,506	$1,378,591

(1)
This amount includes approximately $993.9 million payable ratably over eighteen years pursuant to petroleum transportation service agreements between CRRM and TransCanada Keystone Pipeline, LP ("TransCanada"). Under the agreements, CRRM receives transportation of at least 25,000 barrels per day of crude oil with a delivery point at Cushing, Oklahoma for a term of twenty years on TransCanada's Keystone pipeline system. CRRM began receiving crude oil under the agreements in the first quarter of 2011.

Year Ending December 31,	Operating Leases	Unconditional Purchase Obligations(1)
	(in thousands)
2013	$2,786	$112,943
2014	2,237	105,430
2015	1,407	94,514
2016	948	87,473
2017	229	86,189
Thereafter	233	919,024

	$7,840	$1,405,573

(1)
This amount includes approximately $1,007.8 million payable ratably over eighteen years pursuant to petroleum transportation service agreements between CRRM and TransCanada Keystone Pipeline, LP ("TransCanada"). Under the agreements, CRRM receives transportation of at least 25,000 barrels per day of crude oil with a delivery point at Cushing, Oklahoma for a term of twenty years on TransCanada's Keystone pipeline system. CRRM began receiving crude oil under the agreements in the first quarter of 2011.

Schedule of accrual for environmental loss contingencies
Amount
(in thousands)
Nine months ending December 31, 2013	$533

Year Ending December 31,
2014	340
2015	190
2016	132
2017	114
Thereafter	1,068

Undiscounted total	2,377

Less amounts representing interest at 1.62%	219

Accrued environmental liabilities at March 31, 2013	$2,158

Year Ending December 31,	Amount
(in thousands)
2013	$724
2014	334
2015	184
2016	127
2017	109
Thereafter	1,056

Undiscounted total	2,534
Less amounts representing interest at 1.47%	210

Accrued environmental liabilities at December 31, 2012	$2,324

Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Measurements
Schedule of assets and liabilities measured at fair value on a recurring basis
	March 31, 2013
	Level 1	Level 2	Level 3	Total
	(in thousands)
Location and Description
Other current assets (marketable securities)	$50	$—	$—	$50
Other current assets (derivative agreements)	—	—	—	—
Other long-term assets (derivative agreements)	—	1,461	—	1,461

Total Assets	$50	$1,461	$—	$1,511

Other current liabilities (derivative agreements)	$—	$(35,781)	$—	$(35,781)
Other current liabilities (other fair value measurements)	—	(31,960)	—	(31,960)
Other long-term liabilities (derivative agreements)	—	—	—	—

Total Liabilities	$—	$(67,741)	$—	$(67,741)

	December 31, 2012
	Level 1	Level 2	Level 3	Total
	(in thousands)
Location and Description
Other current assets (marketable securities)	$38	$—	$—	$38
Other current assets (derivative agreements)	—	—	—	—
Other long-term assets (derivative agreements)	—	938	—	938

Total Assets	$38	$938	$—	$976

Other current liabilities (derivative agreements)	$—	$(67,747)	$—	$(67,747)
Other current liabilities (other fair value measurements)	—	(1,072)	—	(1,072)
Other long-term liabilities (derivative agreements)	—	—	—	—

Total Liabilities	$—	$(68,819)	$—	$(68,819)

	December 31, 2012
	Level 1	Level 2	Level 3	Total
	(in thousands)
Location and Description
Cash equivalents	$—	$—	$—	$—
Other current assets (marketable securities)	38	—	—	38
Other current assets (derivative agreements)	—	—	—	—
Other long-term assets (derivative agreements)	—	938	—	938

Total Assets	$38	$938	$—	$976

Other current liabilities (derivative agreements)	—	(67,747)	—	(67,747)
Other long-term liabilities (derivative agreements)	—	—	—	—

Total Liabilities	$—	$(67,747)	$—	$(67,747)

	December 31, 2011
	Level 1	Level 2	Level 3	Total
	(in thousands)
Location and Description
Cash equivalents	$2,745	$—	$—	$2,745
Other current assets (derivative agreements)	—	63,051	—	63,051
Other long-term assets (derivative agreements)	—	18,831	—	18,831

Total Assets	$2,745	$81,882	$—	$84,627

Other current liabilities (derivative agreements)	—	—	—	—
Other long-term liabilities (derivative agreements)	—	—	—	—

Total Liabilities	$—	$—	$—	$—

Derivatives and Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Derivatives and Financial Instruments
Components of gain (loss) on derivatives, net
	Three Months Ended March 31,
	2013	2012
	(in thousands)
Realized loss on derivative agreements	$(52,515)	$(19,086)
Unrealized gain (loss) on derivative agreements	32,489	(128,167)

Total loss on derivatives, net	$(20,026)	$(147,253)

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Realized gain (loss) on other derivative agreements	$(137,565)	$(7,182)	$(2,140)
Unrealized gain (loss) on other derivative agreements	(148,027)	85,262	634

Total gain (loss) on derivatives, net	$(285,592)	$78,080	$(1,506)

Major Customers and Suppliers (Tables)	12 Months Ended
Dec. 31, 2012
Major Customers and Suppliers
Schedule of sales to major customers

	Year Ended December 31,
	2012	2011	2010
Customer A	10%	15%	14%
Customer B	9%	12%	11%
Customer C	8%	9%	10%

	27%	36%	35%

Schedule of purchases contracted as a percentage of the total cost of product sold

	Year Ended December 31,
	2012	2011	2010
Supplier A	45%	65%	64%

Selected Quarterly Financial Information (unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Selected Quarterly Financial Information (unaudited)
Summary of quarterly financial data

	Year Ended December 31, 2012
	Quarter
	First	Second	Third	Fourth
	(in thousands)
Net sales	$1,898,485	$2,229,629	$2,337,457	$1,816,173
Operating costs and expenses:
Cost of product sold (exclusive of depreciation and amortization)	1,630,665	1,866,245	1,694,122	1,476,484
Direct operating expenses (exclusive of depreciation and amortization)	92,703	71,583	88,890	173,351
Selling, general and administrative (exclusive of depreciation and amortization)	20,214	26,096	21,244	18,626
Depreciation and amortization	26,259	26,638	27,458	27,288

Total operating costs and expenses	1,769,841	1,990,562	1,831,714	1,695,749

Operating income	128,644	239,067	505,743	120,424
Other income (expense):
Interest expense and other financing costs	(18,836)	(18,991)	(18,217)	(20,170)
Realized loss on derivatives, net	(19,086)	(8,069)	(53,271)	(57,139)
Unrealized gain (loss) on derivatives, net	(128,167)	46,886	(115,699)	48,953
Loss on extinguishment of debt	—	—	—	(37,540)
Other income, net	81	628	14	33

Total other income (expense)	(166,008)	20,454	(187,173)	(65,863)

Net income (loss)	$(37,364)	$259,521	$318,570	$54,561

	Year Ended December 31, 2011
	Quarter
	First	Second	Third	Fourth
	(in thousands)
Net sales	$1,111,978	$1,376,681	$1,284,677	$979,478
Operating costs and expenses:
Cost of product sold (exclusive of depreciation and amortization)	931,001	1,122,763	1,024,779	849,077
Direct operating expenses (exclusive of depreciation and amortization)	45,410	44,054	54,510	103,691
Selling, general and administrative (exclusive of depreciation and amortization)	12,951	9,361	9,175	19,495
Depreciation and amortization	16,916	16,966	16,990	18,980

Total operating costs and expenses	1,006,278	1,193,144	1,105,454	991,243

Operating income (loss)	105,700	183,537	179,223	(11,765)
Other income (expense):
Interest expense and other financing costs	(12,956)	(13,401)	(12,841)	(13,797)
Realized gain (loss) on derivatives, net	(18,848)	483	67	11,116
Unrealized gain (loss) on derivatives, net	(3,258)	6,448	(9,991)	92,063
Loss on extinguishment of debt	(1,908)	(170)	—	—
Other income (expense), net	377	327	33	(159)

Total other income (expense)	(36,593)	(6,313)	(22,732)	89,223

Net income	$69,107	$177,224	$156,491	$77,458

Formation of the Partnership, Organization and Nature of Business (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended		3 Months Ended		12 Months Ended	0 Months Ended				0 Months Ended		3 Months Ended	0 Months Ended		3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended
	Jan. 30, 2013	Jan. 23, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Jan. 23, 2013 10.875% senior secured notes due 2017	Mar. 31, 2013 10.875% senior secured notes due 2017	Dec. 31, 2012 10.875% senior secured notes due 2017	Dec. 31, 2011 10.875% senior secured notes due 2017	Jan. 23, 2013 Affiliate of Icahn Enterprises	Jan. 23, 2013 CVR Refining Holdings	Mar. 31, 2013 CVR Refining Holdings	Dec. 31, 2012 CVR Refining Holdings Refining LLC	Jan. 23, 2013 CRLLC	Mar. 31, 2013 CRLLC	Mar. 31, 2013 CRLLC CVR Partners	Dec. 31, 2012 CRLLC CVR Partners	Mar. 31, 2013 CRLLC CVR GP LLC	Dec. 31, 2012 CRLLC CVR GP LLC	Dec. 31, 2012 CVR Energy, Inc CVR Partners Minimum
Percentage of membership interest in other entity transferred by limited partner													100.00%
Limited partner interest (as a percent)											81.00%	81.00%			81.00%	70.00%	70.00%	100.00%	100.00%
Number of partnership units sold in Initial Public Offering	3,600,000	24,000,000								4,000,000
Offering price per unit (in dollars per share)	$ 25	$ 25
Underwriting fees		$ 32.5
Other offering costs incurred		3.9
Net proceeds from the Initial Public Offering		653.6	653.6
Proceeds from initial public offering used to repurchase CRLLC's 10.875% senior secured notes due 2017			253			253
Stated interest rate (as a percent)						10.88%	10.88%	10.88%	10.88%
Proceeds from initial public offering used to prefund certain maintenance and environmental capital expenditures through 2014		160	160
Proceeds from initial public offering used to fund the turnaround expenses		54		54
Proceeds from initial public offering used for distributions														85.1	85.1
Cash on hand distributed														$ 150
Percentage of limited partner interest held by the public		19.00%								3.00%
Maximum period after the end of each quarter of cash distribution to common unitholders			60 days		60 days
Percentage of common units owned by managing partner															100.00%					50.00%

Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents
Checks issued but not presented to banks	$ 14.9	$ 10.7
Accounts receivable | Credit concentration | One customer with largest risk concentration
Accounts Receivable, net
Number of customers	1	0
Largest conetration of credit risk	10.00%	9.00%

Summary of Significant Accounting Policies (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Property, Plant, and Equipment
Minimum project cost required for capitalization of interest	$ 1
Minimum period required for completion of project for capitalization of interest	6 months
Improvements to land | Minimum
Property, Plant, and Equipment
Useful life	15 years
Improvements to land | Maximum
Property, Plant, and Equipment
Useful life	30 years
Buildings | Minimum
Property, Plant, and Equipment
Useful life	20 years
Buildings | Maximum
Property, Plant, and Equipment
Useful life	30 years
Machinery and equipment | Minimum
Property, Plant, and Equipment
Useful life	5 years
Machinery and equipment | Maximum
Property, Plant, and Equipment
Useful life	30 years
Automotive equipment | Minimum
Property, Plant, and Equipment
Useful life	5 years
Automotive equipment | Maximum
Property, Plant, and Equipment
Useful life	15 years
Furniture and fixtures | Minimum
Property, Plant, and Equipment
Useful life	3 years
Furniture and fixtures | Maximum
Property, Plant, and Equipment
Useful life	10 years

Summary of Significant Accounting Policies (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Cost Classifications
Depreciation and amortization not included in cost of product sold	$ 1.1	$ 0.7	$ 3.6	$ 2.4	$ 2.8
Depreciation and amortization not included in direct operating expenses	26.8	25.4	103.5	67.2	63.4
Depreciation and amortization not included in selling, general and administrative expenses	0.1	0.2	0.5	0.2	0.2
Segment Reporting
Number of operating segments			1
Share-Based Compensation
Additional share-based compensation as a result of modification of the plan allocated to the Partnership			6.3
Coffeyville refinery
Planned Major Maintenance Costs
Number of phases			2
Turnaround costs			21.2	66.4	1.2
Coffeyville refinery | Minimum
Planned Major Maintenance Costs
Frequency of planned major maintenance activities			4 years
Coffeyville refinery | Maximum
Planned Major Maintenance Costs
Frequency of planned major maintenance activities			5 years
Wynnewood refinery
Planned Major Maintenance Costs
Turnaround costs			$ 102.5

Summary of Significant Accounting Policies (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allocation of Costs
Direct operating expenses (exclusive of depreciation and amortization)	$ 86,046	$ 173,351	$ 88,890	$ 71,583	$ 92,703	$ 103,691	$ 54,510	$ 44,054	$ 45,410	$ 426,527	$ 247,665	$ 153,112
Selling, general and administrative expenses (exclusive of depreciation and amortization)	18,647	18,626	21,244	26,096	20,214	19,495	9,175	9,361	12,951	86,180	50,982	43,071
Total operating costs and expenses (exclusive of depreciation and amortization)	1,938,418	1,695,749	1,831,714	1,990,562	1,769,841	991,243	1,105,454	1,193,144	1,006,278	7,287,866	4,296,119	3,802,367
CVR Energy and CRRLC
Allocation of Costs
Direct operating expenses (exclusive of depreciation and amortization)										13,354	9,064	9,789
Selling, general and administrative expenses (exclusive of depreciation and amortization)										65,466	39,723	35,347
Total operating costs and expenses (exclusive of depreciation and amortization)										$ 78,820	$ 48,787	$ 45,136

Change of Control at CVR Energy (Details) (CVR Energy, Icahn, USD $)	12 Months Ended
	Dec. 31, 2012 item	Apr. 18, 2012 item
CVR Energy | Icahn
Change of Control at CVR Energy
Number of non-transferable contingent cash payments right for each share		1
Ownership percentage held by controlling stockholder	82.00%
Offer price per Share on restricted stock awards vested in 2012 (in dollars per share)	$ 30	$ 30
Number of non-transferable contingent cash payments right for each restricted stock awards vested in 2012 (in shares)	1

Wynnewood Acquisition (Details) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 15, 2011 item	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Purchase Price Allocation
Total consideration transferred, net of cash acquired				$ 587,122,000
WEC
Acquisition
WEC's revenues included in Consolidated Statement of Operations from date of acquisition				115,700,000
WEC's operating loss before taxes included in Consolidated Statement of Operations from date of acquisition				2,300,000
Capacity of refinery acquired by the entity in Wynnewood, Oklahoma (in bpd)	70,000
Number of barrels of storage tanks owned by the entity included in the refinery of the acquiree	2,000,000
WEC | CRLLC
Acquisition
Number of wholly-owned subsidiaries of acquired entity	2
Final purchase price	593,400,000
Initial cash payment	525,000,000
Working capital adjustment	66,600,000
Capital expenditure adjustment	1,800,000
Refund resulting from post-closing working capital and capital expenditure adjustments				15,800,000
Amount of increase in preliminary purchase price		1,100,000
Purchase Price Allocation
Cash and cash equivalents	6,300,000
Accounts Receivable	159,000,000
Inventories	213,500,000
Prepaid expenses and other current assets	6,000,000
Property, plant and equipment	577,000,000
Accounts payable and accrued liabilities	(316,100,000)
Long-term debt	(52,300,000)
Total fair values of net assets acquired	593,400,000
Less: cash acquired	6,300,000
Total consideration transferred, net of cash acquired	587,100,000
Acquisition Costs
Transaction fees and expenses included in selling, general and administrative expense			11,000,000	5,200,000
Period of bridge loan				1 year
Commitment fee and other third party costs				$ 3,900,000

Share-Based Compensation (Details) (USD $)	3 Months Ended	12 Months Ended		1 Months Ended			12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended			7 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 CVR Energy, Inc CALLC Pre Split item	May 31, 2011 CVR Energy, Inc CALLC -Post Split	Feb. 28, 2011 CVR Energy, Inc CALLC -Post Split	Feb. 28, 2011 CVR Energy, Inc CALLC II	Dec. 31, 2011 CVR Energy, Inc CALLC, CALLC II and CALLC III	Dec. 31, 2010 CVR Energy, Inc CALLC, CALLC II and CALLC III	Jun. 30, 2005 CVR Energy, Inc Override Operating Units CALLC and CALLC II	Dec. 31, 2010 CVR Energy, Inc Override Operating Units CALLC and CALLC II	Dec. 31, 2006 CVR Energy, Inc Override Operating Units CALLC and CALLC II	Dec. 31, 2010 CVR Energy, Inc Override Operating Units CALLC and CALLC II	Jun. 30, 2005 CVR Energy, Inc Override Value Units (a) CALLC and CALLC II	Dec. 31, 2011 CVR Energy, Inc Override Value Units (a) CALLC and CALLC II	Dec. 31, 2010 CVR Energy, Inc Override Value Units (a) CALLC and CALLC II	Dec. 31, 2006 CVR Energy, Inc Override Value Units (b) CALLC and CALLC II	Dec. 31, 2011 CVR Energy, Inc Override Value Units (b) CALLC and CALLC II	Dec. 31, 2010 CVR Energy, Inc Override Value Units (b) CALLC and CALLC II	Feb. 29, 2008 CVR Energy, Inc Override Units (c) CALLC III	Feb. 29, 2008 CVR Energy, Inc Override Units (c) CALLC III	Dec. 31, 2012 CVR Energy, Inc Override Units (c) CALLC III	Dec. 31, 2011 CVR Energy, Inc Override Units (c) CALLC III	Dec. 31, 2010 CVR Energy, Inc Override Units (c) CALLC III	Dec. 31, 2011 CVR Energy, Inc Override Value Units CALLC and CALLC II	Dec. 31, 2012 CVR Energy, Inc Override Value Units CALLC, CALLC II and CALLC III
Share-Based Compensation
Percentage of allocation of share-based compensation expense	100.00%	100.00%
Share-Based Compensation
Number of entities into which the limited liability company was split			2
Number of shares of common stock sold pursuant to a registered public offering				7,988,179	11,759,023	15,113,254
Key information for the share-based compensation plans related to the override units of CALLC, CALLC II and CALLC III
Benchmark Value (per unit)									$ 11.31		$ 34.72		$ 11.31			$ 34.72			$ 10	$ 10
Original Awards Issued (in shares)									919,630		72,492		1,839,265			144,966				642,219
Compensation Expense							$ 1,255,000	$ 5,119,000		$ 104,000		$ 2,000		$ 1,353,000	$ 5,199,000		$ (4,000)	$ 58,000			$ 0	$ (94,000)	$ (244,000)	$ 0
Unrecognized compensation expense																									0
Valuation Assumptions
Estimated forfeiture rate (as a percent)															0.00%			0.00%					0.00%
Derived service period															6 years			6 years					0 years
CVR Energy's closing stock price (in dollars per share)															$ 15.18			$ 15.18
Estimated fair value (per unit)															$ 22.39			$ 6.56					$ 2.6
Marketability and minority interest discounts (as a percent)															20.00%			20.00%					10.00%
Volatility (as a percent)															43.00%			43.00%					47.60%
Information of all overrides value units that are initially subject to forfeiture
Estimated grant date fair value																			$ 3,000
Number of units vested upon issuance (in shares)																			109,720

Share-Based Compensation (Details 2) (CVR Energy, Inc, USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Phantom Unit Plans
Share-Based Compensation
Number of share-based compensation plans	2
Compensation expenses	$ 0	$ 4,300,000	$ 5,900,000
Unrecognized compensation expense	$ 0
Service Phantom interest
Share-Based Compensation
Interest (per point)			$ 14.64
Performance Phantom interest
Share-Based Compensation
Interest (per point)			$ 21.25

Share-Based Compensation (Details 3) (USD $)	12 Months Ended	3 Months Ended	12 Months Ended				1 Months Ended	3 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013 CVR Energy, Inc CVR Energy LTIP Restricted Shares	Dec. 31, 2012 CVR Energy, Inc CVR Energy LTIP Restricted Shares	Dec. 31, 2011 CVR Energy, Inc CVR Energy LTIP Restricted Shares	Dec. 31, 2010 CVR Energy, Inc CVR Energy LTIP Restricted Shares	May 31, 2012 CVR Energy, Inc CVR Energy LTIP Restricted Shares item	Dec. 31, 2012 CVR Energy, Inc CVR Energy LTIP Restricted stock units	Mar. 31, 2013 CVR Energy, Inc CVR Energy LTIP Restricted stock units	Mar. 31, 2012 CVR Energy, Inc CVR Energy LTIP Restricted stock units	Dec. 31, 2012 CVR Energy, Inc CVR Energy LTIP Restricted stock units Executive officers	Mar. 31, 2013 CVR Energy, Inc CVR Energy LTIP Restricted stock units Mr. Lipinski	Dec. 31, 2012 CVR Energy, Inc CVR Energy LTIP Restricted stock units Mr. Lipinski
Share-Based Compensation
Vesting period		3 years	3 years				3 years			1 year
Offer price per share received as cash settlement on restricted stock awards vested (in dollars per share)						$ 30
Additional share-based compensation as a result of modification of the plan	$ 6,300,000		$ 6,300,000
Number of non-transferable contingent cash payments right for each share						1
Award vesting percentage							33.00%
Number of shares considered for determining cash payment for each award upon vesting							1
Granted (in shares)											62,920	62,920
Compensation expenses			18,500,000	3,300,000	500,000			3,500,000	1,800,000		0	0
Unrecognized compensation cost			$ 13,300,000					$ 12,200,000
Weighted-average period for amortization of unrecognized compensation cost			1 year 1 month 6 days					1 year 25 days

Inventories (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventories
Finished goods	$ 257,594	$ 269,460	$ 316,654
Raw materials and precious metals	152,170	158,110	154,530
In-process inventories	54,227	42,723	115,090
Parts and supplies	29,337	29,169	27,056
Inventories	$ 493,328	$ 499,462	$ 613,330

Property, Plant, and Equipment (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant, and Equipment
Gross property, plant and equipment	$ 1,836,673,000		$ 1,813,566,000	$ 1,678,781,000
Accumulated depreciation	489,773,000		461,975,000	357,994,000
Property, plant, and equipment, net of accumulated depreciation	1,346,900,000		1,351,591,000	1,320,787,000
Capitalized interest	400,000	700,000	3,000,000	1,100,000	1,800,000
Original carrying value of assets under capital lease obligations	24,800,000		24,800,000	24,800,000	0
Land and improvements
Property, Plant, and Equipment
Gross property, plant and equipment	23,974,000		23,962,000	19,193,000
Buildings
Property, Plant, and Equipment
Gross property, plant and equipment	37,023,000		36,680,000	33,887,000
Machinery and equipment
Property, Plant, and Equipment
Gross property, plant and equipment	1,697,389,000		1,685,616,000	1,570,191,000
Automotive equipment
Property, Plant, and Equipment
Gross property, plant and equipment	15,262,000		14,327,000	9,603,000
Furniture and fixtures
Property, Plant, and Equipment
Gross property, plant and equipment	6,279,000		6,168,000	5,713,000
Leasehold improvements
Property, Plant, and Equipment
Gross property, plant and equipment	774,000		774,000	413,000
Construction in progress
Property, Plant, and Equipment
Gross property, plant and equipment	$ 55,972,000		$ 46,039,000	$ 39,781,000

Insurance Claims (Details) (USD $)	3 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Coffeyville refinery incident in connection with FCCU	Dec. 31, 2012 Coffeyville refinery incident in connection with FCCU	Dec. 31, 2012 Coffeyville refinery incident in connection with FCCU CRLLC	Dec. 31, 2011 Coffeyville refinery incident in connection with FCCU CRLLC	Dec. 31, 2012 Coffeyville refinery incident at CCR	Dec. 31, 2011 Coffeyville refinery incident at CCR	Dec. 31, 2012 Coffeyville refinery incident at CCR CRLLC	Dec. 31, 2011 Coffeyville refinery incident at CCR CRLLC
Insurance Claims
Repairs and other associated costs				$ 8,000,000	$ 0			$ 0	$ 3,200,000
Property damage insurance deductible amount						2,500,000				2,500,000
Insurance proceeds on Coffeyville Refinery incident	1,260,000	703,000				4,000,000	4,000,000			700,000
Insurance receivable		$ 1,260,000	$ 1,939,000			$ 1,300,000	$ 1,200,000				$ 700,000

Long-Term Debt (Details) (USD $)	3 Months Ended				12 Months Ended						0 Months Ended		3 Months Ended		0 Months Ended				3 Months Ended	0 Months Ended		3 Months Ended				0 Months Ended			0 Months Ended				0 Months Ended			3 Months Ended	12 Months Ended		0 Months Ended	3 Months Ended				0 Months Ended			0 Months Ended			3 Months Ended		0 Months Ended	3 Months Ended						0 Months Ended	3 Months Ended	0 Months Ended	3 Months Ended	0 Months Ended	3 Months Ended					0 Months Ended	3 Months Ended
Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Refining LLC	Dec. 31, 2012 Refining LLC	Dec. 31, 2011 9.0% Senior Secured Notes, due 2015	Nov. 23, 2012 9.0% Senior Secured Notes, due 2015 CRLLC	Oct. 23, 2012 9.0% Senior Secured Notes, due 2015 CRLLC	Dec. 31, 2012 9.0% Senior Secured Notes, due 2015 CRLLC	Dec. 31, 2011 9.0% Senior Secured Notes, due 2015 CRLLC	Apr. 06, 2010 Original Notes CRLLC and Coffeyville Finance Inc. (Issuers)	May 16, 2011 Original Notes CRLLC	Dec. 30, 2010 Original Notes CRLLC	Dec. 15, 2011 Additional First Lien Notes CRLLC and Coffeyville Finance Inc. (Issuers)	Dec. 15, 2011 Additional First Lien Notes CRLLC and Coffeyville Finance Inc. (Issuers)	Dec. 15, 2011 Additional First Lien Notes CRLLC	Jan. 23, 2013 10.875% Senior Secured Notes, due 2017	Mar. 31, 2013 10.875% Senior Secured Notes, due 2017	Dec. 31, 2012 10.875% Senior Secured Notes, due 2017	Dec. 31, 2011 10.875% Senior Secured Notes, due 2017	Dec. 31, 2012 10.875% Senior Secured Notes, due 2017 Level 2	Apr. 06, 2010 10.875% Senior Secured Notes, due 2017 CRLLC and Coffeyville Finance Inc. (Issuers)	Mar. 31, 2013 6.5% Second Lien Senior Secured Notes, due 2022	Dec. 31, 2012 6.5% Second Lien Senior Secured Notes, due 2022	Oct. 23, 2012 6.5% Second Lien Senior Secured Notes, due 2022 CRLLC	Oct. 23, 2012 6.5% Second Lien Senior Secured Notes, due 2022 Refining LLC	Mar. 31, 2013 6.5% Second Lien Senior Secured Notes, due 2022 Refining LLC	Dec. 31, 2012 6.5% Second Lien Senior Secured Notes, due 2022 Refining LLC Level 2	Jun. 04, 2012 Old Notes CRLLC and Coffeyville Finance Inc. (Issuers)	Apr. 06, 2010 Old Notes CRLLC	Apr. 06, 2010 Tranche D term loan CRLLC	Mar. 31, 2010 Tranche D term loan CRLLC	Dec. 31, 2011 Bridge loan CRLLC	Nov. 02, 2011 Bridge loan CRLLC	Dec. 15, 2011 ABL Credit Facility CRLLC	Dec. 31, 2012 ABL Credit Facility CRLLC	Mar. 31, 2011 ABL Credit Facility CRLLC	Dec. 31, 2011 ABL Credit Facility CRLLC	Feb. 22, 2011 ABL Credit Facility CRLLC	Feb. 22, 2011 ABL Credit Facility CRLLC LIBOR	Feb. 22, 2011 ABL Credit Facility CRLLC LIBOR Minimum	Feb. 22, 2011 ABL Credit Facility CRLLC LIBOR Maximum	Feb. 22, 2011 ABL Credit Facility CRLLC Prime	Feb. 22, 2011 ABL Credit Facility CRLLC Prime Minimum	Feb. 22, 2011 ABL Credit Facility CRLLC Prime Maximum	Mar. 31, 2011 First Priority Credit Facility CRLLC	Feb. 22, 2011 First Priority Credit Facility CRLLC	Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties	Mar. 31, 2013 Amended and Restated ABL Credit Facility Credit parties	Dec. 31, 2012 Amended and Restated ABL Credit Facility Credit parties	Mar. 31, 2013 Amended and Restated ABL Credit Facility Credit parties Quarterly Average Excess Availability Exceeding 50% Of Lesser Of Borrowing Base And Total Commitments	Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties Quarterly Average Excess Availability Exceeding 50% Of Lesser Of Borrowing Base And Total Commitments	Mar. 31, 2013 Amended and Restated ABL Credit Facility Credit parties Quarterly Average Excess Availability Less Than Or Equal To 50% Of Lesser Of Borrowing Base And Total Commitments	Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties Quarterly Average Excess Availability Less Than Or Equal To 50% Of Lesser Of Borrowing Base And Total Commitments	Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties Daily Average Amount Of Loans And Letters Of Credit Outstanding Less Than 50% Of Lesser Of Borrowing Base And Total Commitments	Mar. 31, 2013 Amended and Restated ABL Credit Facility Credit parties Daily Average Amount Of Loans And Letters Of Credit Outstanding Less Than 50% Of Lesser Of Borrowing Base And Total Commitments	Dec. 20, 2012
Amended and Restated ABL Credit Facility
Credit parties
Daily Average Amount Of Loans And Letters Of Credit Outstanding Equal To Or Greater Than 50% Of Lesser Of Borrowing Base And Total Commitments
Mar. 31, 2013
Amended and Restated ABL Credit Facility
Credit parties
Daily Average Amount Of Loans And Letters Of Credit Outstanding Equal To Or Greater Than 50% Of Lesser Of Borrowing Base And Total Commitments
																																																															Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties LIBOR	Mar. 31, 2013 Amended and Restated ABL Credit Facility Credit parties LIBOR	Mar. 31, 2013 Amended and Restated ABL Credit Facility Credit parties LIBOR Quarterly Average Excess Availability Exceeding 50% Of Lesser Of Borrowing Base And Total Commitments	Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties LIBOR Quarterly Average Excess Availability Exceeding 50% Of Lesser Of Borrowing Base And Total Commitments	Mar. 31, 2013 Amended and Restated ABL Credit Facility Credit parties LIBOR Quarterly Average Excess Availability Less Than Or Equal To 50% Of Lesser Of Borrowing Base And Total Commitments	Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties LIBOR Quarterly Average Excess Availability Less Than Or Equal To 50% Of Lesser Of Borrowing Base And Total Commitments	Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties Prime	Mar. 31, 2013 Amended and Restated ABL Credit Facility Credit parties Prime	Mar. 31, 2013 Amended and Restated ABL Credit Facility Credit parties Prime Quarterly Average Excess Availability Exceeding 50% Of Lesser Of Borrowing Base And Total Commitments	Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties Prime Quarterly Average Excess Availability Exceeding 50% Of Lesser Of Borrowing Base And Total Commitments	Mar. 31, 2013 Amended and Restated ABL Credit Facility Credit parties Prime Quarterly Average Excess Availability Less Than Or Equal To 50% Of Lesser Of Borrowing Base And Total Commitments	Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties Prime Quarterly Average Excess Availability Less Than Or Equal To 50% Of Lesser Of Borrowing Base And Total Commitments
Long-Term Debt
Long-term debt	$ 550,884,000	$ 772,078,000			$ 772,078,000	$ 728,903,000				$ 456,053,000													$ 220,910,000	$ 220,591,000			$ 500,000,000	$ 500,000,000
Capital lease obligations	50,884,000	51,168,000			51,168,000	52,259,000
Stated interest rate (as a percent)										9.00%					9.00%			9.00%	9.00%	9.00%	10.88%	10.88%	10.88%	10.88%		10.88%	6.50%	6.50%		6.50%
Net unamortized premium										9,003,000				9,000,000
Unamortized discount														900,000									1,840,000	2,159,000										4,000,000
Unamortized premium														9,900,000				10,000,000	10,000,000	10,000,000	20,600,000
Total net proceeds from the offering																				202,800,000										492,500,000				485,700,000
Underwriting fees																																		10,000,000
Third party fees																				800,000														287,000
Underwriting discount expensed																																		76,000
Third party costs expensed																																		30,000
Deferred underwriting discounts																				4,000,000														9,900,000
Third party costs capitalized																																		3,900,000
Principal payment											124,100,000	323,000,000				2,700,000	27,500,000																		453,300,000	25,000,000
Prepayment premium percentage																	3.00%																		2.00%	2.00%
Prepayment Premium											8,400,000	23,200,000	31,600,000																						9,100,000	500,000
Write-off of previously deferred financing charges													8,100,000									3,700,000													5,400,000					4,100,000										1,900,000
Loss on extinguishment of debt	26,127,000	37,540,000	170,000	1,908,000	37,540,000	2,078,000	16,647,000						33,400,000				1,600,000					26,100,000
Purchase price as a percentage of the principal amount at which the entity is required to purchase a portion of the notes																103.00%																	101.00%
Write-off of deferred financing costs and original issue discount																89,000
Portion of prepayment premium recorded as loss on extinguishment of debt																81,000
Period of bridge loan																																						1 year
Bridge loan commitment and other associated fees																				3,300,000
Commitment fees																																							2,600,000
Structuring fees																				200,000
Fees and third party costs																																					3,900,000
Aggregate principal amount															275,000,000			200,000,000								225,000,000				500,000,000
Proceeds from IPO to be utilized for repurchase of debt																													348,100,000	348,100,000
Accrued interest settled on redemption											1,600,000	1,800,000									9,500,000
Portion of unamortized premium written off													6,300,000
Deferred finance costs																														8,700,000												9,100,000											2,100,000	2,100,000
Accrued interest payable																			3,700,000
Estimated fair value																									243,000,000						511,300,000	497,500,000
Ownership percentage								100.00%	100.00%
Borrowing capacity																																							400,000,000				250,000,000								150,000,000	400,000,000
Maximum borrowing capacity optional expansion																																											250,000,000									200,000,000
Letter of credit sublimit as a percentage of the total facility commitment																																											90.00%									90.00%
Variable rate basis																																												LIBOR			prime rate																LIBOR	LIBOR					prime rate	prime rate
Basis spread on variable rate (as a percent)																																													2.75%	3.00%		1.75%	2.00%																1.75%	1.75%	2.00%	2.00%			0.75%	0.75%	1.00%	1.00%
Swingline loans sublimit as a percentage of the total facility commitment																																																				10.00%
Percentage threshold of borrowing base and total commitments for determination of interest rate on borrowings																																																							50.00%	50.00%	50.00%	50.00%
Unused line fee (as a percent)																																																											0.40%	0.40%	0.30%	0.30%
Percentage threshold of borrowing base and total commitments for determination of unused capacity commitment fee																																																											50.00%	50.00%	50.00%	50.00%
Percentage of deduction of maximum amount available to be drawn under line of credit to compute fees on commercial letters of credit																																																				0.50%	0.50%
Percentage of customary facing fees																																																				0.13%	0.13%
Unamortized deferred cost at the time of modification that will continue to be amortized																																									800,000												2,800,000	2,800,000
Aggregate availability																																																					372,800,000	372,300,000
Outstanding letters of credit																																																					27,200,000	27,700,000
Issue price as a percentage of principal amount															99.51%			105.00%	105.00%							98.81%
Additional third party fees and expenses associated with the offering																																		3,600,000
Proceeds from IPO to be utilized for repurchase of debt	253,000,000																				253,000,000
Borrowings outstanding																																										$ 0											$ 0	$ 0

Long-Term Debt (Details 2) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Financing Costs and Original Issue Discount
Amortization of deferred financing costs reported as interest expense and other financing costs		$ 4,100,000	$ 4,200,000	$ 3,700,000
Estimated amortization of deferred financing costs
2013		2,723,000
2014		2,723,000
2015		2,723,000
2016		2,723,000
2017		2,047,000
Thereafter		4,215,000
Total		17,154,000
Capital Lease Obligations
Number of leases acquired	2
Future payments required under capital leases
Less: current portion	1,129,000	1,091,000	960,000
Long-term portion	50,884,000	51,168,000	52,259,000
Wynnewood Acquisition | Capital lease
Capital Lease Obligations
Number of leases acquired		2
Future payments required under capital leases
2013		6,269,000
2014		6,311,000
2015		6,355,000
2016		6,411,000
2017		6,444,000
2018 and thereafter		76,756,000
Total future payments		108,546,000
Less: amount representing interest		56,287,000
Present value of future minimum payments		52,259,000
Less: current portion		1,091,000
Long-term portion		$ 51,168,000
Wynnewood Acquisition | Capital Lease related to Excel Pipeline LLC
Capital Lease Obligations
Remaining term of leases	199 months	202 months
Wynnewood Acquisition | Capital Lease related to Magellan Pipeline Terminals, L.P.
Capital Lease Obligations
Remaining term of leases	198 months	201 months

Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 CVR Energy item	Dec. 31, 2011 CVR Energy	Dec. 31, 2010 CVR Energy	Apr. 02, 2013 CVR Energy item	Dec. 31, 2012 Nonunion plan CVR Energy	Apr. 02, 2013 Union plan CVR Energy	Dec. 31, 2012 Union plan CVR Energy	Dec. 31, 2012 Union plan CVR Energy Wynnewood Acquisition
Benefit Plans
Number of defined-contribution 401(k) plans		3			2
Employee contribution limit per calendar year as a percentage of annual salaries		50.00%
Employee contribution limit per calendar year as a percentage of annual income sharing		100.00%
Percentage employer matches of employee's contribution (as a percent)						100.00%	100.00%	100.00%	80.00%
Percentage of eligible compensation, matched by employer						6.00%	6.00%	6.00%	5.00%
Employer contribution each pay period (as a percent)									3.00%
Vesting schedule for employer's matching funds	3 years
Matching contributions made by the company during the year		$ 3.3	$ 1.4	$ 1.3

Commitments and Contingencies (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leases
2013			$ 2,786,000
2014	2,277,000		2,237,000
2015	1,450,000		1,407,000
2016	987,000		948,000
2017	268,000		229,000
Thereafter	316,000		233,000
Operating leases	7,506,000		7,840,000
Unconditional Purchase Obligations
2013			112,943,000
2014	105,485,000		105,430,000
2015	94,569,000		94,514,000
2016	87,527,000		87,473,000
2017	86,248,000		86,189,000
Thereafter	920,428,000		919,024,000
Unconditional purchase obligations	1,378,591,000		1,405,573,000
Lease expenses	800,000	700,000	2,900,000	1,400,000	600,000
Petroleum transportation service agreement with TransCanada | CRRM
Unrecorded purchase agreements
Amount payable related to petroleum transportation service agreements	$ 993,900,000		$ 1,007,800,000
Term of agreement	18 years		18 years
Minimum quantity of crude oil to be received per day (in barrels)	25,000		25,000
Period over which minimum quantity of crude oil is receivable	20 years		20 years

Commitments and Contingencies (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012 Throughput and deficiency agreement assumed Wynnewood Acquisition	Dec. 31, 2012 Material Plains Pipeline CRRM	Dec. 31, 2011 Material Plains Pipeline CRRM	Dec. 31, 2010 Material Plains Pipeline CRRM	Dec. 31, 2012 Material MAPL CRRM	Dec. 31, 2011 Material MAPL CRRM	Dec. 31, 2010 Material MAPL CRRM	Dec. 31, 2005 Material MAPL CRRM	Dec. 31, 2012 Material CCPS CRRM	Dec. 31, 2011 Material CCPS CRRM	Dec. 31, 2010 Material CCPS CRRM	Dec. 31, 2004 Material CCPS CRRM	Dec. 31, 2012 Material Plains CRRM	Dec. 31, 2011 Material Plains CRRM	Dec. 31, 2010 Material Plains CRRM	Dec. 31, 2007 Material Plains CRRM	Mar. 01, 2011 Material Enterprise CRRM	Dec. 31, 2012 Material Enterprise CRRM	Dec. 31, 2011 Material Enterprise CRRM	Dec. 31, 2010 Material Enterprise CRRM	Oct. 10, 2008 Material Magellan	Dec. 31, 2012 Material Magellan	Dec. 31, 2011 Material Magellan	Dec. 31, 2010 Material Magellan
Long-term commitments
Minimum barrels of crude oil to be transported		80,000						2,000,000				10,000				29,200,000					20,000
Term of agreement																					10 years
Term of agreement		5 years															5 years
Term of agreement over which a quantity of materials must be purchased to meet the capacity of the supplier		15 years
Expenses related to agreement		$ 12.5	$ 9.8	$ 11.4	$ 3.5	$ 1.3	$ 2.4		$ 6.1	$ 8.4	$ 16.6		$ 2.6	$ 2.4	$ 2.5			$ 2.4	$ 1.8	$ 1.3		$ 2.1	$ 0.7	$ 0.6
Annual automatic extension period of agreement																1 year
Period after which agreement is subject to annual automatic extensions																2 years 1 day
Expenses related to separate Terminalling Agreement													3.4	3.3	3.1
Estimated annual expenses associated with agreement	$ 3.6

Commitments and Contingencies (Details 3) (USD $)	3 Months Ended	12 Months Ended	1 Months Ended			3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended			1 Months Ended		3 Months Ended	12 Months Ended	0 Months Ended	5 Months Ended		1 Months Ended			1 Months Ended	3 Months Ended		3 Months Ended	12 Months Ended	0 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2010 Flood, Crude Oil Discharge and Insurance	Oct. 31, 2009 Flood, Crude Oil Discharge and Insurance item	May 31, 2008 Flood, Crude Oil Discharge and Insurance item	Mar. 31, 2013 Flood, Crude Oil Discharge and Insurance item	Dec. 31, 2012 Flood, Crude Oil Discharge and Insurance item	Oct. 25, 2010 Flood, Crude Oil Discharge and Insurance	Mar. 31, 2013 EHS item	Dec. 31, 2012 EHS item	Dec. 31, 2011 EHS item	Dec. 31, 2010 EHS	Mar. 31, 2012 EHS Minimum	Mar. 31, 2012 EHS Maximum	Mar. 31, 2013 MSAT II	Dec. 31, 2012 MSAT II	Sep. 28, 2012 Wynnewood refinery incident item	Jul. 31, 2009 CRRM Litigation Oklahoma item	Jul. 31, 2009 CRRM Litigation New Mexico item	May 31, 2010 CRRM Litigation Oklahoma and Kansas item	Apr. 19, 2013 CRRM Flood, Crude Oil Discharge and Insurance	Feb. 12, 2013 CRRM Flood, Crude Oil Discharge and Insurance	Mar. 31, 2012 CRRM EHS item	Mar. 31, 2013 CRRM EHS item	Dec. 31, 2012 CRRM EHS	Mar. 31, 2013 CRRM MSAT II	Dec. 31, 2012 CRRM MSAT II	Apr. 03, 2012 MAPL KCC and FERC item	Feb. 25, 2013 CRNF Montgomery County Tax Litigation Subsequent event	Mar. 31, 2013 WRC	Dec. 31, 2012 WRC	Mar. 31, 2013 WRC MSAT II	Dec. 31, 2012 WRC MSAT II	Mar. 31, 2013 New Vitol Agreement CRRM	Dec. 31, 2012 New Vitol Agreement CRRM
Commitments and Contingencies
Renewal term of agreement																																		1 year	1 year
Number of days for prior notice of nonrenewal																																		180 days	180 days
Number of lawsuits filed																		15	2	2
Tenure of pipeage contracts under Settlement Agreement																												1 year
Number of components of Settlement Rates																												2
Number of pipeage contracts																												2
Appraised value of nitrogen fertilizer plant																													$ 35,000,000
Decrease in property tax expenses																													10,500,000
Appraised value of Coffeyville refinery																													160,000,000
Number of private claimants					16
Aggregate amount of claims			3,200,000	3,200,000	4,400,000
Number of additional plaintiffs				3
Number of claims not settled						1	1
Reimbursement of oversight cost								1,800,000
Environmental civil penalty plus accrued interest for CWA violations																					600,000	600,000
Amount of reimbursement agreed for oversight cost																					1,700,000	1,700,000
Insurance proceeds under primary environmental liability insurance policy	1,260,000	703,000				25,000,000	25,000,000
Offset for potential recoveries										0
Environmental, Health, and Safety ("EHS") Matters
Environmental accruals									2,200,000	2,300,000	1,900,000
Environmental accruals included in other current liabilities									600,000	700,000	500,000
Estimated closure and post-closure costs									800,000	800,000	900,000
Number of landfills									2	2	2
Estimated future payments for environmental obligations
2013										724,000
2014									340,000	334,000
2015									190,000	184,000
2016									132,000	127,000
2017									114,000	109,000
Thereafter									1,068,000	1,056,000
Undiscounted total									2,377,000	2,534,000
Less amounts representing interest at 1.47%									219,000	210,000
Accrued environmental liabilities at the end of the year									2,158,000	2,324,000
Interest rate (as a percent)									1.62%	1.47%
Acceleration of project completion															3 months	3 months
Remaining amount expected to be spent for environmental remediation compliance, including capital expenditures																										59,000,000	59,000,000					94,000,000	94,000,000
Required percentage of renewable fuel									9.60%	9.00%
Marquee issues under the Clean Air Act																							4	4
Percentage of required refining capacity																							90.00%
Environmental civil penalty																							700,000
Remaining costs associated with Second Consent Decree																									41,000,000
Portion of remaining costs associated with Second Consent Decree to be recorded as capital expenditures																									39,000,000
Estimated cost of completion of project																									1,200,000
Period over which incremental capital expenditure not material and limited primarily to retrofit and replacement of heaters and boilers													5 years	7 years
Payment of civil penalties																														950,000	950,000
Expected remaining costs under consent order																														2,000,000	2,000,000
Expenses related to environmental, health and safety ("EHS") matters										$ 27,900,000	$ 7,400,000	$ 13,000,000
Number of employees fatally injured																	2

Fair Value Measurements (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements
Transfers of assets between levels of fair value hierarchy	$ 0	$ 0
Transfers of liabilities between levels of fair value hierarchy	0	0
Recurring | Level 1
Fair Value Measurements
Cash equivalents			2,745,000
Other current assets (marketable securities)	50,000	38,000
Total Assets	50,000	38,000	2,745,000
Recurring | Level 2
Fair Value Measurements
Other current assets (derivative agreements)			63,051,000
Other long-term assets (derivative agreements)	1,461,000	938,000	18,831,000
Total Assets	1,461,000	938,000	81,882,000
Other current liabilities (derivative agreements)	(35,781,000)	(67,747,000)
Total Liabilities	(67,741,000)	(68,819,000)
Recurring | Total
Fair Value Measurements
Cash equivalents			2,745,000
Other current assets (marketable securities)	50,000	38,000
Other current assets (derivative agreements)			63,051,000
Other long-term assets (derivative agreements)	1,461,000	938,000	18,831,000
Total Assets	1,511,000	976,000	84,627,000
Other current liabilities (derivative agreements)	(35,781,000)	(67,747,000)
Total Liabilities	$ (67,741,000)	$ (68,819,000)

Derivatives and Financial Instruments (Details) (USD $)	3 Months Ended									12 Months Ended			3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended					3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Commodity derivatives	Mar. 31, 2012 Commodity derivatives	Dec. 31, 2012 Commodity derivatives	Mar. 31, 2013 Commodity swap	Mar. 31, 2012 Commodity swap	Dec. 31, 2012 Commodity swap	Dec. 31, 2011 Commodity swap	Mar. 31, 2013 Commodity swap Not designated as hedges bbl	Dec. 31, 2012 Commodity swap Not designated as hedges bbl	Dec. 31, 2011 Commodity swap Not designated as hedges bbl	Jun. 30, 2010 Interest rate swap agreements Not designated as hedges CRLLC	Mar. 31, 2010 Interest rate swap agreements Not designated as hedges CRLLC
Derivative Financial Instruments
Realized gain (loss) on derivative agreements	$ (52,515,000)	$ (57,139,000)	$ (53,271,000)	$ (8,069,000)	$ (19,086,000)	$ 11,116,000	$ 67,000	$ 483,000	$ (18,848,000)	$ (137,565,000)	$ (7,182,000)	$ (2,140,000)	$ (2,000,000)	$ (8,200,000)	$ (10,900,000)	$ (50,500,000)	$ (10,900,000)	$ (126,600,000)	$ 0
Unrealized gain (loss) on derivative agreements	32,489,000	48,953,000	(115,699,000)	46,886,000	(128,167,000)	92,063,000	(9,991,000)	6,448,000	(3,258,000)	(148,027,000)	85,262,000	634,000	(200,000)	200,000	(800,000)	32,700,000	(128,300,000)	(147,300,000)	80,400,000
Total gain (loss) on derivatives, net	(20,026,000)				(147,253,000)					(285,592,000)	78,080,000	(1,506,000)
Portion of net unrealized loss in accrued liabilities													(300,000)		14,000
Number of barrels																				22,800,000	23,300,000	13,000,000
Net unrealized loss	54,839,000	74,199,000								74,199,000						54,588,000		74,178,000		34,100,000	66,800,000
Portion of net unrealized loss in current liabilities																				35,500,000	67,700,000
Portion of net unrealized gain in non-current assets																				1,400,000	900,000	18,800,000
Net unrealized gain	1,463,000	945,000								945,000						1,463,000		945,000				80,400,000
Portion of net unrealized gain in current assets																						61,600,000
Fixed rate (as a percent)																							4.20%
Notional amount																							$ 110,000,000	$ 180,000,000
Floating rate basis																							Three months LIBOR

Related Party Transactions (Details) (USD $)	3 Months Ended									12 Months Ended						3 Months Ended		12 Months Ended						3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended					0 Months Ended	1 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Feedstock and Shared Services Agreement	Dec. 31, 2012 Feedstock and Shared Services Agreement	Dec. 31, 2011 Feedstock and Shared Services Agreement	Mar. 31, 2013 Feedstock and Shared Services Agreement High-pressure steam	Mar. 31, 2012 Feedstock and Shared Services Agreement High-pressure steam	Dec. 31, 2012 Feedstock and Shared Services Agreement High-pressure steam	Dec. 31, 2011 Feedstock and Shared Services Agreement High-pressure steam	Dec. 31, 2010 Feedstock and Shared Services Agreement High-pressure steam	Mar. 31, 2013 Feedstock and Shared Services Agreement Tail gas	Dec. 31, 2012 Feedstock and Shared Services Agreement Tail gas	Dec. 31, 2011 Feedstock and Shared Services Agreement Tail gas	Mar. 31, 2013 Lease Agreement	Mar. 31, 2012 Lease Agreement	Dec. 31, 2012 Lease Agreement	Dec. 31, 2011 Lease Agreement	Dec. 31, 2010 Lease Agreement	Mar. 31, 2013 Environmental Agreement Minimum	Dec. 31, 2012 Environmental Agreement Minimum	Mar. 31, 2013 CRRM Feedstock and Shared Services Agreement Tail gas	Mar. 31, 2012 CRRM Feedstock and Shared Services Agreement Tail gas	Dec. 31, 2012 CRRM Feedstock and Shared Services Agreement Tail gas	Dec. 31, 2011 CRRM Feedstock and Shared Services Agreement Tail gas	Mar. 31, 2013 CRNF Feedstock and Shared Services Agreement Hydrogen	Mar. 31, 2012 CRNF Feedstock and Shared Services Agreement Hydrogen	Dec. 31, 2012 CRNF Feedstock and Shared Services Agreement Hydrogen	Dec. 31, 2011 CRNF Feedstock and Shared Services Agreement Hydrogen	Dec. 31, 2010 CRNF Feedstock and Shared Services Agreement Hydrogen	Mar. 31, 2013 CRNF CRRM Feedstock and Shared Services Agreement	Dec. 31, 2012 CRNF CRRM Feedstock and Shared Services Agreement	Mar. 31, 2013 CRNF CRRM Feedstock and Shared Services Agreement Minimum	Dec. 31, 2012 CRNF CRRM Feedstock and Shared Services Agreement Minimum	Mar. 31, 2013 CRNF CRRM Feedstock and Shared Services Agreement Nitrogen	Mar. 31, 2012 CRNF CRRM Feedstock and Shared Services Agreement Nitrogen	Dec. 31, 2012 CRNF CRRM Feedstock and Shared Services Agreement Nitrogen	Dec. 31, 2011 CRNF CRRM Feedstock and Shared Services Agreement Nitrogen	Dec. 31, 2010 CRNF CRRM Feedstock and Shared Services Agreement Nitrogen	Apr. 30, 2011 CRNF CRRM Feedstock and Shared Services Agreement Tail gas	Mar. 31, 2013 CRNF CRRM Feedstock and Shared Services Agreement Tank capacity	Mar. 31, 2012 CRNF CRRM Feedstock and Shared Services Agreement Tank capacity	Dec. 31, 2012 CRNF CRRM Feedstock and Shared Services Agreement Tank capacity	Dec. 31, 2011 CRNF CRRM Feedstock and Shared Services Agreement Tank capacity	Mar. 31, 2013 CRNF CRRM Coke Supply Agreement T	Mar. 31, 2012 CRNF CRRM Coke Supply Agreement	Dec. 31, 2012 CRNF CRRM Coke Supply Agreement T	Dec. 31, 2011 CRNF CRRM Coke Supply Agreement	Dec. 31, 2010 CRNF CRRM Coke Supply Agreement	Mar. 31, 2013 CRNF CRRM Coke Supply Agreement Minimum T	Dec. 31, 2012 CRNF CRRM Coke Supply Agreement Minimum T	Mar. 31, 2013 CRNF CRRM Coke Supply Agreement Maximum	Dec. 31, 2012 CRNF CRRM Coke Supply Agreement Maximum	Mar. 31, 2013 CRNF CRRM Lease Agreement	Dec. 31, 2012 CRNF CRRM Lease Agreement	Mar. 31, 2013 CRNF CRRM Lease Agreement Minimum	Dec. 31, 2012 CRNF CRRM Lease Agreement Minimum	Mar. 31, 2013 CRNF CRRM Lease Agreement Maximum item	Dec. 31, 2012 CRNF CRRM Lease Agreement Maximum item	Dec. 31, 2011 CVR Energy, Inc GS, Kelso and the president, chief executive officer and chairman of the board of CVR Energy	Dec. 31, 2010 CVR Energy, Inc GS, Kelso and the president, chief executive officer and chairman of the board of CVR Energy	Dec. 31, 2010 CRLLC J. Aron Terminated derivative contract Interest Rate Swap June 30 2005	Jun. 30, 2005 CRLLC J. Aron Terminated derivative contract Interest Rate Swap June 30 2005 item	Apr. 06, 2010 CRLLC Subsidiary of GS First Priority Credit Facility	Mar. 31, 2010 CRLLC Subsidiary of GS First Priority Credit Facility
Related party transactions
Revenue from related party	$ 2,274,018,000	$ 1,816,173,000	$ 2,337,457,000	$ 2,229,629,000	$ 1,898,485,000	$ 979,478,000	$ 1,284,677,000	$ 1,376,681,000	$ 1,111,978,000	$ 8,281,744,000	$ 4,752,814,000	$ 3,905,602,000																							$ 200,000	$ 0	$ 200,000	$ 1,000,000	$ 1,800,000															$ 2,700,000	$ 2,400,000	$ 9,900,000	$ 11,400,000	$ 4,300,000
Cost of product sold (exclusive of depreciation and amortization)	1,805,774,000	1,476,484,000	1,694,122,000	1,866,245,000	1,630,665,000	849,077,000	1,024,779,000	1,122,763,000	931,001,000	6,667,516,000	3,927,620,000	3,539,793,000																							29,000	5,700,000	6,300,000	14,200,000	100,000
Payables	8,344,000	404,000				278,000				404,000	278,000		200,000	400,000	300,000						200,000	200,000	200,000												29,000	200,000	200,000	100,000
Net reimbursed or (paid) direct operating expenses																(3,000)	36,000	10,000	200,000	100,000											100,000	100,000	200,000	200,000										200,000	500,000	1,400,000	1,500,000	800,000		100,000	100,000	100,000	300,000
Amount paid for direct operating expenses																																												0	0	0	0	0				0	0
Period for payment of cost of installation of pipe																																																	3 years
Percentage of payment agreed to be paid for cost of capital in fourth year																																																	15.00%
Asset included in other current assets	1,355,000	878,000				881,000				878,000	881,000		800,000	400,000	300,000						500,000	500,000	500,000	0		0	0																											900,000		600,000	1,000,000
Asset included in other non-current assets	239,000	355,000				850,000				355,000	850,000										200,000	400,000	800,000
Liability included in other non-current liabilities																					1,300,000	1,300,000	1,500,000
Initial term of agreement																													20 years	20 years										20 years	20 years													20 years		20 years
Renewal period of agreement																																								5 years	5 years													5 years		5 years
Notice period for termination of agreement																																										3 years	3 years																3 years	3 years			180 days	180 days
Percentage of annual production of pet coke to be delivered																																																						100.00%		100.00%
Annual production of pet coke (in tons)																																																						500,000		500,000
Monthly production volume of product which allows for the purchasing party the option to purchase any excess at rates stated in the agreement (in tons)																																																											41,667	41,667
Pet coke price used to calculate the UAN-based price under the related party agreement (in dollars per ton)																																																						25		25			5	5	40	40
UAN-based netback price, exclusive of transportation cost, under the related party agreement (in dollars per ton)																																																						205		205
Pet coke price adjustment for every $1.00 change in the UAN netback price, exclusive of transportation cost, used to calculate the UAN-based price under the related party agreement (in dollars per ton)																																																						0.5		0.5
UAN-based netback price change, exclusive of transportation cost, under the related party agreement (in dollars per ton)																																																						1		1
Number of times the agreement can be renewed																																																																			5	5
Additional renewal period of agreement																																																															1 year	1 year
Notice period for renewal of agreement																																																																	60 days	60 days
Expense incurred related to the use of the office and laboratory space	800,000				700,000					2,900,000	1,400,000	600,000												27,000	26,000	100,000	100,000	100,000
Number of Interest Rate Swap Agreements																																																																								3
Recognized in gain (loss) on derivatives	(52,515,000)	(57,139,000)	(53,271,000)	(8,069,000)	(19,086,000)	11,116,000	67,000	483,000	(18,848,000)	(137,565,000)	(7,182,000)	(2,140,000)																																																											(16,000)
Additional third party fees and expenses associated with the offering																																																																									2,000,000	900,000
Expenses related to Registration Rights Agreement																																																																					$ 500,000	$ 700,000

Major Customers and Suppliers (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales | Customer concentration
Major Customers and Suppliers
Concentration risk (as a percent)	27.00%	36.00%	35.00%
Sales | Customer concentration | Customer A
Major Customers and Suppliers
Concentration risk (as a percent)	10.00%	15.00%	14.00%
Sales | Customer concentration | Customer B
Major Customers and Suppliers
Concentration risk (as a percent)	9.00%	12.00%	11.00%
Sales | Customer concentration | Customer C
Major Customers and Suppliers
Concentration risk (as a percent)	8.00%	9.00%	10.00%
Total cost of products sold (exclusive of depreciation and amortization) | Supplier concentration | Supplier A
Major Customers and Suppliers
Concentration risk (as a percent)	45.00%	65.00%	64.00%
Total cost of products sold (exclusive of depreciation and amortization) | Supplier concentration | CRRM
Major Customers and Suppliers
Number of major suppliers	1	1	1

Selected Quarterly Financial Information (unaudited) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Selected Quarterly Financial Information (unaudited)
Net sales	$ 2,274,018	$ 1,816,173	$ 2,337,457	$ 2,229,629	$ 1,898,485	$ 979,478	$ 1,284,677	$ 1,376,681	$ 1,111,978	$ 8,281,744	$ 4,752,814	$ 3,905,602
Operating costs and expenses:
Cost of product sold (exclusive of depreciation and amortization)	1,805,774	1,476,484	1,694,122	1,866,245	1,630,665	849,077	1,024,779	1,122,763	931,001	6,667,516	3,927,620	3,539,793
Direct operating expenses (exclusive of depreciation and amortization)	86,046	173,351	88,890	71,583	92,703	103,691	54,510	44,054	45,410	426,527	247,665	153,112
Selling, general and administrative (exclusive of depreciation and amortization)	18,647	18,626	21,244	26,096	20,214	19,495	9,175	9,361	12,951	86,180	50,982	43,071
Depreciation and amortization	27,951	27,288	27,458	26,638	26,259	18,980	16,990	16,966	16,916	107,643	69,852	66,391
Total operating costs and expenses	1,938,418	1,695,749	1,831,714	1,990,562	1,769,841	991,243	1,105,454	1,193,144	1,006,278	7,287,866	4,296,119	3,802,367
Operating income	335,600	120,424	505,743	239,067	128,644	(11,765)	179,223	183,537	105,700	993,878	456,695	103,235
Other income (expense):
Interest expense and other financing costs	(14,157)	(20,170)	(18,217)	(18,991)	(18,836)	(13,797)	(12,841)	(13,401)	(12,956)	(76,214)	(52,995)	(49,695)
Realized gain (loss) on derivatives, net	(52,515)	(57,139)	(53,271)	(8,069)	(19,086)	11,116	67	483	(18,848)	(137,565)	(7,182)	(2,140)
Unrealized gain (loss) on derivatives, net	32,489	48,953	(115,699)	46,886	(128,167)	92,063	(9,991)	6,448	(3,258)	(148,027)	85,262	634
Loss on extinguishment of debt	(26,127)	(37,540)						(170)	(1,908)	(37,540)	(2,078)	(16,647)
Other income (expense), net	67	33	14	628	80	(159)	33	327	377	756	578	2,832
Total other income (expense)	(60,160)	(65,863)	(187,173)	20,454	(166,008)	89,223	(22,732)	(6,313)	(36,593)	(398,590)	23,585	(65,016)
Net income (loss)	$ 275,389	$ 54,561	$ 318,570	$ 259,521	$ (37,364)	$ 77,458	$ 156,491	$ 177,224	$ 69,107	$ 595,288	$ 480,280	$ 38,219

Subsequent Events (Details) (USD $)	3 Months Ended				12 Months Ended			0 Months Ended	3 Months Ended	0 Months Ended	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 23, 2013 10.875% senior secured notes due 2017	Mar. 31, 2013 10.875% senior secured notes due 2017	Jan. 23, 2013 Repurchase of debt 10.875% senior secured notes due 2017	Mar. 31, 2013 Repurchase of debt 10.875% senior secured notes due 2017
Subsequent Events
Proceeds from IPO to be utilized for repurchase of debt	$ 253,000,000							$ 253,000,000		$ 253,000,000
Face amount of debt repurchased								222,800,000		222,800,000
Redemption premium										20,600,000
Accrued interest										9,500,000
Loss on extinguishment of debt	26,127,000	37,540,000	170,000	1,908,000	37,540,000	2,078,000	16,647,000		26,100,000		26,100,000
Write-off of previously deferred financing charges									3,700,000		3,700,000
Unamortized discount written off								$ 1,800,000			$ 1,800,000

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 525,060	$ 153,145
Accounts receivable, net of allowance for doubtful accounts of $2,205 and $1,915, including $890 and $610 due from affiliates at March 31, 2013 and December 31, 2012, respectively	272,683	204,508
Inventories	493,328	499,462
Prepaid expenses and other current assets, including $1,355 and $878 due from affiliates at March 31, 2013 and December 31, 2012, respectively	36,309	26,990
Insurance receivable		1,260
Total current assets	1,327,380	885,365
Property, plant, and equipment, net of accumulated depreciation	1,346,900	1,351,591
Deferred financing costs, net	11,108	14,439
Insurance receivable	4,042	4,042
Other long-term assets, including $239 and $355 due from affiliates at March 31, 2013 and December 31, 2012, respectively	3,846	3,078
Total assets	2,693,276	2,258,515
Current liabilities:
Note payable and capital lease obligations	1,129	1,091
Accounts payable, including $8,344 and $404 due to affiliates at March 31, 2013 and December 31, 2012, respectively	326,326	364,732
Personnel accruals	8,372	13,966
Accrued taxes other than income taxes	33,499	29,527
Accrued expenses and other current liabilities, including $179 due to affiliates at March 31, 2013 and December 31, 2012	91,867	93,435
Total current liabilities	461,193	502,751
Long-term liabilities:
Long-term debt and capital lease obligations, net of current portion	550,884	772,078
Accrued environmental liabilities, net of current portion	1,540	1,597
Other long-term liabilities, including $1,271 and $1,315 due to affiliates at March 31, 2013 and December 31, 2012, respectively	1,319	1,323
Total long-term liabilities	553,743	774,998
Commitments and contingencies
Partners' capital:
Common unitholders, 147,600,000 units issued and outstanding at March 31, 2013	1,678,339
General partner's interest	1
Limited partner interest		980,766
Total partners' capital	1,678,340	980,766
Total liabilities and partners' capital/divisional equity	$ 2,693,276	$ 2,258,515

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED AND COMBINED BALANCE SHEETS
Accounts receivable, allowance for doubtful accounts	$ 2,205	$ 1,915	$ 1,206
Accounts receivable, due from affiliates	890	610	986
Prepaid expenses and other current assets, due from affiliates	1,355	878	881
Other long-term assets, due from affiliates	239	355	850
Accounts payable, due to affiliates	8,344	404	278
Accrued expenses and other current liabilities, with affiliates	179	179	179
Other long-term liabilities, due to affiliates	$ 1,271	$ 1,315	$ 1,495
Common unitholders, units issued (in shares)	147,600,000
Common unitholders, units outstanding (in shares)	147,600,000

CONDENSED CONSOLIDATED AND COMBINED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
CONSOLIDATED AND COMBINED STATEMENTS OF OPERATIONS
Net sales	$ 2,274,018	$ 1,898,485
Operating costs and expenses:
Cost of product sold (exclusive of depreciation and amortization)	1,805,774	1,630,665
Direct operating expenses (exclusive of depreciation and amortization)	86,046	92,703
Selling, general and administrative expenses (exclusive of depreciation and amortization)	18,647	20,214
Depreciation and amortization	27,951	26,259
Total operating costs and expenses	1,938,418	1,769,841
Operating income	335,600	128,644
Other income (expense):
Interest expense and other financing costs	(14,157)	(18,836)
Interest income	83	1
Realized loss on derivatives, net	(52,515)	(19,086)
Unrealized gain (loss) on derivatives, net	32,489	(128,167)
Loss on extinguishment of debt	(26,127)
Other income, net	67	80
Total other income (expense)	(60,160)	(166,008)
Income (loss) before income tax expense	275,440	(37,364)
Income tax expense	51
Net income (loss)	275,389	(37,364)
Net income subsequent to initial public offering (January 23, 2013 through March 31, 2013)	$ 197,528
Net income per common unit-basic (in dollars per share)	$ 1.34
Net income per common unit-diluted (in dollars per share)	$ 1.34
Weighted-average common units outstanding:
Basic (in shares)	147,600,000
Diluted (in shares)	147,600,000

CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common units	Limited Partner Interest	General Partner Interest
Balance at Dec. 31, 2012	$ 980,766		$ 980,766
Increase (Decrease) in Stockholders' Equity
Net income attributable to period from January 1, 2013 through January 22, 2013	77,861		77,861
Share-based compensation-affiliates attributable to the period from January 1, 2013 through January 22, 2013	804		804
Distributions to affiliates, net	(150,000)		(150,000)
Conversion of limited partner interest to common units and general partner interest		909,430	(909,431)	1
Conversion of limited partner interest to common units and general partner interest (in units)		147,600,000
Issuance of common units to public, net of offering costs	653,658	653,658
Distribution to affiliates, net	(85,050)	(85,050)
Share-based compensation-affiliates	2,773	2,773
Net income attributable to period from January 23, 2013 through March 31, 2013	197,528	197,528
Balance at Mar. 31, 2013	$ 1,678,340	$ 1,678,339		$ 1
Balance (in units) at Mar. 31, 2013		147,600,000

CONDENSED CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Cash flows from operating activities:
Net income (loss)	$ 275,389	$ (37,364)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	27,951	26,259
Allowance for doubtful accounts	290	94
Amortization of deferred financing costs	509	1,669
Amortization of original issue discount	21	133
Amortization of original issue premium		(886)
Loss on disposition of assets	67	509
Loss on extinguishment of debt	26,127
Share-based compensation	3,577	1,779
Unrealized (gain) loss on derivatives, net	(32,489)	128,167
Changes in assets and liabilities:
Accounts receivable	(68,465)	(66,588)
Inventories	6,134	44,657
Prepaid expenses and other current assets	(12,124)	(11,044)
Insurance receivable		(4)
Insurance proceeds on Coffeyville Refinery incident	1,260
Other long-term assets	100	112
Accounts payable	(17,525)	29,294
Accrued expenses and other liabilities	28,776	28,314
Accrued environmental liabilities	(57)	(96)
Other long-term liabilities	(1)	(44)
Net cash provided by operating activities	239,540	144,961
Cash flows from investing activities:
Capital expenditures	(44,582)	(35,510)
Proceeds from sale of assets	3	141
Net cash used in investing activities	(44,579)	(35,369)
Cash flows from financing activities:
Payment of capital lease obligations	(246)	(222)
Payments on senior secured notes	(243,366)
Payment of deferred financing costs	(60)	(1,142)
Proceeds from issuance of common units, net of offering costs	655,676
Net distributions to parent		(68,709)
Distribution to affiliates	(235,050)
Net cash provided by (used in) financing activities	176,954	(70,073)
Net increase (decrease) in cash and cash equivalents	371,915	39,519
Cash and cash equivalents, beginning of period	153,145	2,745
Cash and cash equivalents, end of period	525,060	42,264
Supplemental disclosures:
Cash paid for interest net of capitalized interest of $382 and $667 for the three months ended March 31, 2013 and 2012, respectively	11,693	1,910
Non-cash investing and financing activities:
Accrual of construction in progress additions	$ (20,901)	$ (5,308)

CONDENSED CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS
Capitalized interest	$ 382	$ 667	$ 3,022	$ 1,091	$ 1,747

Formation of the Partnership, Organization and Nature of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Formation of the Partnership, Organization and Nature of Business
Formation of the Partnership, Organization and Nature of Business

(1) Formation of the Partnership, Organization and Nature of Business

        CVR Refining, LP and subsidiaries (referred to as "CVR Refining" or the "Partnership") is an independent petroleum refiner and marketer of high value transportation fuels. As of March 31, 2013, Coffeyville Resources, LLC (referred to as "CRLLC") a wholly-owned subsidiary of CVR Energy, Inc. (referred to as "CVR Energy"), owns 100% of our general partner interest and approximately 81% of our limited partner interests. As of March 31, 2013, IEP (defined below) owns approximately 82% of CVR Energy.

        In preparation for the initial public offering (the "Initial Public Offering") of CVR Refining, on December 31, 2012, CRLLC contributed all of its interests in the operating subsidiaries which constitute its petroleum refining and related logistics business, as well as Coffeyville Finance Inc. ("Coffeyville Finance"), a finance subsidiary formed to serve as a co-issuer of debt securities, to a newly-formed subsidiary, CVR Refining, LLC ("Refining LLC"). The operating subsidiaries that were contributed to Refining LLC include the following entities: Wynnewood Energy Company, LLC ("WEC"); Wynnewood Refining Company, LLC ("WRC"); Coffeyville Resources Refining & Marketing, LLC ("CRRM"); Coffeyville Resources Crude Transportation, LLC ("CRCT"); Coffeyville Resources Terminal, LLC ("CRT"); and Coffeyville Resources Pipeline, LLC ("CRP"). The entities that were contributed by CRLLC to Refining LLC in connection with the Initial Public Offering are referred to herein as the "Refining Subsidiaries." CVR Refining Holdings, LLC ("CVR Refining Holdings"), a wholly-owned subsidiary of CRLLC, contributed its 100% membership interest in Refining LLC to the Partnership on December 31, 2012. In connection with the closing of the Initial Public Offering, CVR Refining Holdings and its subsidiary were issued a designated number of common units of the Partnership, which now equates to approximately an 81% limited partner interest. CRLLC has retained its other assets, including common units representing approximately a 70% limited partner interest in CVR Partners, LP ("CVR Partners"), a NYSE traded manufacturer of nitrogen fertilizer, and a 100% membership interest in CVR GP, LLC, the general partner of CVR Partners.

        The contribution of entities as discussed above by CRLLC to Refining LLC is not considered a business combination accounted for under the purchase method as it is a transfer of assets under common control and, accordingly, balances have been transferred at their historical cost. The combined financial statements for the periods prior to the contribution have been prepared using the Refining Subsidiaries' historical basis in the assets and liabilities, and include all revenues, costs, assets and liabilities attributed to these entities.

  Initial Public Offering of CVR Refining, LP

        On January 23, 2013, the Partnership completed the Initial Public Offering. The Partnership sold 24,000,000 common units at a price of $25.00 per common unit. Additionally, on January 30, 2013, the underwriters closed their option to purchase an additional 3,600,000 common units at a price of $25.00 per common unit. The common units, which are listed on the NYSE, began trading on January 17, 2013 under the symbol "CVRR."

        The net proceeds to CVR Refining of approximately $653.6 million after deducting underwriting discounts and commissions and offering expenses from the Initial Public Offering have been, or will be, utilized as follows:

  •
  approximately $253.0 million was used to repurchase CRLLC's 10.875% senior secured notes due 2017 (including accrued interest);

  •
  approximately $54.0 million was used to fund the turnaround expenses at the Wynnewood refinery that were incurred during the fourth quarter of 2012;

  •
  approximately $85.1 million was distributed to CRLLC;

  •
  approximately $160.0 million has been allocated to be used to prefund certain maintenance and environmental capital expenditures through 2014; and

  •
  the balance of the proceeds of approximately $101.5 million has been allocated to be utilized for general corporate purposes.

        Prior to the closing of the Initial Public Offering, the Partnership distributed approximately $150.0 million of cash on hand to CRLLC. Subsequent to the closing of the Initial Public Offering, common units held by public security holders represented approximately 19% of all outstanding limited partner interests (this number includes the common units held by an affiliate of Icahn Enterprises, representing approximately 3% of all outstanding limited partner interests) and CVR Refining Holdings, LLC held common units approximating 81% of all outstanding limited partner interests.

        The Partnership's general partner, CVR Refining GP, LLC, manages the Partnership's activities subject to the terms and conditions specified in the Partnership's partnership agreement. The Partnership's general partner is owned by CVR Refining Holdings. The operations of the general partner, in its capacity as general partner, are managed by its board of directors. Actions by the general partner that are made in its individual capacity are made by CVR Refining Holdings as the sole member of the Partnership's general partner and not by the board of directors of the general partner. The members of the board of directors of the Partnership's general partner are not elected by the Partnership's unitholders and are not subject to re-election on a regular basis. The officers of the general partner manage the day-to-day affairs of the business.

        The Partnership has adopted a policy pursuant to which it will distribute all of the available cash it generates each quarter. The available cash for each quarter will be determined by the board of directors of the Partnership's general partner following the end of such quarter and will generally be distributed within 60 days of quarter end. The partnership agreement does not require that the Partnership make cash distributions on a quarterly basis or at all, and the board of directors of the general partner of the Partnership can change the distribution policy at any time.

        The Partnership entered into a services agreement on December 31, 2012, pursuant to which the Partnership and its general partner obtain certain management and other services from CVR Energy. In addition, by virtue of the fact that the Partnership is a controlled affiliate of CVR Energy, the Partnership is bound by an omnibus agreement entered into by CVR Energy, CVR Partners and the general partner of CVR Partners, pursuant to which the Partnership may not engage in, whether by acquisition or otherwise, the production, transportation or distribution, on a wholesale basis, of fertilizer in the contiguous United States, or a fertilizer restricted business, for so long as CVR Energy and certain of its affiliates continue to own at least 50% of CVR Partners' outstanding units.

  Registration Statement on Form S-1

        On March 29, 2013, the Partnership filed a Registration Statement on Form S-1 to enable the offer and sale of common units, the proceeds of which would be used to redeem from CVR Refining Holdings an equal number of our common units.

  CVR Energy Transaction Agreement

        On April 18, 2012, CVR Energy entered into a Transaction Agreement (the "Transaction Agreement") with IEP Energy, LLC and certain of its affiliates (collectively "IEP"). Pursuant to the Transaction Agreement, IEP offered (the "Offer") to purchase all of the issued and outstanding shares of CVR Energy's common stock (the "IEP Acquisition") for a price of $30.00 per share in cash, without interest, less any applicable withholding taxes, plus one non-transferable contingent cash payment ("CCP") right for each share which represents the contractual right to receive an additional cash payment per share if a definitive agreement for the sale of CVR Energy is executed on or before August 18, 2013 and such transaction closes.

        On May 7, 2012, IEP announced that control of CVR Energy had been acquired through the Offer. As a result of shares tendered into the Offer during the initial offering period, the subsequent offering period and subsequent additional purchases, IEP owned approximately 82% of the shares of CVR Energy as of March 31, 2013.

(1)   Formation of the Partnership, Organization and Nature of Business

        In preparation for the initial public offering (the "Initial Public Offering") of CVR Refining, LP (referred to as "CVR Refining" or the "Partnership"), on December 31, 2012, Coffeyville Resources, LLC ("CRLLC"), a wholly-owned subsidiary of CVR Energy, Inc. ("CVR Energy") contributed all of its interests in the operating subsidiaries which constitute its petroleum refining and related logistics business, as well as Coffeyville Finance Inc. ("Coffeyville Finance"), a finance subsidiary formed to serve as a co-issuer of debt securities, to a newly-formed subsidiary, CVR Refining, LLC ("Refining LLC"). The operating subsidiaries that were contributed to Refining LLC include the following entities: Wynnewood Energy Company, LLC ("WEC"); Wynnewood Refining Company, LLC ("WRC"); Coffeyville Resources Refining & Marketing, LLC ("CRRM"); Coffeyville Resources Crude Transportation, LLC ("CRCT"); Coffeyville Resources Terminal, LLC ("CRT"); and Coffeyville Resources Pipeline, LLC ("CRP"). The entities that were contributed by CRLLC to Refining LLC in connection with the Initial Public Offering are referred to herein as the "Refining Subsidiaries." CVR Refining Holdings, LLC ("CVR Refining Holdings"), a wholly-owned subsidiary of CRLLC, contributed its 100% membership interest in Refining LLC to the Partnership or December 31, 2012. In connection with the closing of the Initial Public Offering, CVR Refining Holdings and its subsidiary were issued a designated number of common units of the Partnership, which now equates to an approximately 81% limited partner interest. CRLLC has retained its other assets, including common units representing a 70% limited partner interest in CVR Partners, LP ("CVR Partners"), a NYSE traded manufacturer of nitrogen fertilizer, and a 100% membership interest in CVR GP, LLC, the general partner of CVR Partners.

        The contribution of entities as discussed above by CRLLC to Refining LLC is not considered a business combination accounted for under the purchase method as it is a transfer of assets under common control and, accordingly, balances have been transferred at their historical cost. The combined financial statements for the periods prior to the contribution on December 31, 2012 have been prepared using the Refining Subsidiaries' historical basis in the assets and liabilities, and include all revenues, costs, assets and liabilities attributed to these entities.

  Initial Public Offering of CVR Refining, LP

        On January 23, 2013, the Partnership completed the Initial Public Offering. The Partnership sold 24,000,000 common units at a price of $25.00 per common unit. Of the common units issued, 4,000,000 units were purchased by an affiliate of Icahn Enterprises. Additionally, on January 30, 2013, the underwriters closed their option to purchase an additional 3,600,000 common units at a price of $25.00 per common unit. The common units, which are listed on the NYSE, began trading on January 17, 2013 under the symbol "CVRR." In connection with the Initial Public Offering, the Partnership paid approximately $32.5 million in underwriting fees and incurred approximately $3.9 million of other offering costs.

        The net proceeds to CVR Refining of the Initial Public Offering were approximately $653.6 million after deducting underwriting discounts and commissions and offering expenses from the Initial Public Offering have been, or will be, utilized as follows:

  •
  approximately $253.0 million was used to repurchase CRLLC's 10.875% senior secured notes due 2017 (including accrued interest);

  •
  approximately $160.0 million will be used to prefund certain maintenance and environmental capital expenditures through 2014;
  •
  approximately $54.0 million was used to fund the turnaround expenses at the Wynnewood refinery that were incurred during the fourth quarter of 2012;

  •
  approximately $85.1 million was distributed to CRLLC; and

  •
  the balance of the proceeds will be utilized for general corporate purposes.

        Prior to the closing of the Initial Public Offering, the Partnership distributed approximately $150.0 million of cash on hand to CRLLC. Subsequent to the closing of the Initial Public Offering, common units held by public security holders represented approximately 19% of all outstanding limited partner interests (this number includes the common units held by an affiliate of Icahn Enterprises, representing approximately 3% of all outstanding limited partner interests) and CVR Refining Holdings, LLC held common units approximating 81% of all outstanding limited partner interests.

        The Partnership's general partner, CVR Refining GP, LLC, manages the Partnership's activities subject to the terms and conditions specified in the Partnership's partnership agreement. The Partnership's general partner is owned by CVR Refining Holdings. The operations of the general partner, in its capacity as general partner, are managed by its board of directors. Actions by the general partner that are made in its individual capacity are made by CVR Refining Holdings as the sole member of the Partnership's general partner and not by the board of directors of the general partner. The Partnership's general partner is not elected by the Partnership's unitholders and will not be subject to re-election on a regular basis in the future. The officers of the general partner manage the day-to-day affairs of the business.

        The Partnership has adopted a policy pursuant to which it will distribute all of the available cash it generates each quarter. The available cash for each quarter will be determined by the board of directors of the Partnership's general partner following the end of such quarter and will generally be distributed within 60 days of quarter end. The partnership agreement does not require that the Partnership make cash distributions on a quarterly basis or at all, and the board of directors of the general partner of the Partnership can change the distribution policy at any time.

        In connection with the Initial Public Offering, the Partnership entered into a services agreement, pursuant to which the Partnership and its general partner will obtain certain management and other services from CVR Energy. In addition, by virtue of the fact that the Partnership is a controlled affiliate of CVR Energy, the Partnership is bound by an omnibus agreement entered into by CVR Energy, CVR Partners and the general partner of CVR Partners, pursuant to which the Partnership may not, engage in, whether by acquisition or otherwise, the production, transportation or distribution, on a wholesale basis, of fertilizer in the contiguous United States, or a fertilizer restricted business, for so long as CVR Energy and certain of its affiliates continue to own at least 50% of CVR Partners' outstanding units.

        See Note 18 ("Subsequent Events") for further discussion on the Initial Public Offering and related events.

Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Basis of Presentation
Basis of Presentation

(2) Basis of Presentation

        The accompanying unaudited condensed consolidated and combined financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP") and in accordance with the rules and regulations of the SEC.

        Prior to the contribution of Refining LLC to the Partnership and entering into the services agreement on December 31, 2012, certain expenses incurred by CVR Energy and its affiliates were only indirectly attributable to its ownership of the refining and related logistics assets of CRLLC. As a result, certain assumptions and estimates were made in order to allocate a reasonable share of such expenses to CVR Refining, so that the accompanying combined financial statements reflect substantially all costs of doing business. Accounts and balances related to the refining and related logistics operations were based on a combination of specific identification and allocations. CVR Energy and CRLLC allocated various corporate overhead expenses based on a percentage of total refining and related logistics payroll to the total payrolls of its segments (i.e., the petroleum and fertilizer segments are comprised of CVR Refining and CVR Partners, respectively). See additional discussion in Note 15 ("Allocation of Costs).

        Beginning in 2013, the condensed consolidated financial statements include certain selling, general and administrative expenses (exclusive of depreciation and amortization) and direct operating expenses (exclusive of depreciation and amortization) that CVR Energy and its affiliates incurred on behalf of the Partnership. These related party transactions are governed by the services agreement originally entered into on December 31, 2012. See Note 16 ("Related Party Transactions") for additional discussion of the services agreement and billing and allocation of certain costs. The amounts charged or allocated to the Partnership are not necessarily indicative of the cost that the Partnership would have incurred had it operated as an independent entity.

        In the opinion of the Partnership's management, the accompanying unaudited condensed consolidated and combined financial statements and related notes reflect all adjustments that are necessary to fairly present the financial position of the Partnership as of March 31, 2013 and December 31, 2012, the results of operations and cash flows of the Partnership for the three months ended March 31, 2013 and 2012 and the changes in partners' capital for the Partnership for the three month period ended March 31, 2013.

        The preparation of condensed consolidated and combined financial statements in conformity with GAAP requires management to make estimates and assumptions that reflect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates. Results of operations and cash flows are not necessarily indicative of the results that will be realized for the year ended December 31, 2013 or any other interim period.

        The Partnership has omitted net income per unit for the three months ended March 31, 2012, because the Partnership operated under a different capital structure prior to the closing of the Initial Public Offering, and, as a result, the per unit data would not be meaningful to investors. Per unit data for the three months ended March 31, 2013 is calculated since the closing of the Initial Public Offering on January 23, 2013.

(2)   Basis of Presentation

        The accompanying consolidated and combined financial statements have been prepared in accordance with Regulation S-X, Article 3, "General instructions as to financial statements" and Staff Accounting Bulletin, or SAB Topic 1-B, "Allocations of Expenses and Related disclosures in Financial Statements of Subsidiaries, Divisions or Lesser Business Components of Another Entity." Certain expenses incurred by CVR Energy are only indirectly attributable to its ownership of the refining and related logistics assets of CRLLC. As a result, certain assumptions and estimates are made in order to allocate a reasonable share of such expenses to CVR Refining, so that the accompanying financial statements reflect substantially all costs of doing business. The allocations and related estimates and assumptions are described more fully in Note 3 ("Summary of Significant Accounting Policies") and Note 15 ("Related Party Transactions").

        CRLLC used a centralized approach to cash management and the financing of its operations until the contribution of its petroleum refining and related logistics business to CVR Refining on December 31, 2012. As a result, amounts owed to or from CRLLC prior to December 31, 2012 are reflected as a component of divisional equity on the accompanying Combined Statements of Changes in Partners' Capital/Divisional Equity.

        Accounts and balances related to the refining and related logistics operations were based on a combination of specific identification and allocations. CVR Energy and CRLLC has allocated various corporate overhead expenses based on a percentage of total refining and related logistics payroll to the total payrolls of its segments (i.e., the petroleum and fertilizer segments are comprised of CVR Refining and CVR Partners, respectively). These allocations are not necessarily indicative of the cost that the Partnership would have incurred had it operated as an independent stand-alone entity for all years presented. All intercompany accounts and transactions have been eliminated.

Recent Accounting Pronouncements	3 Months Ended
Mar. 31, 2013
Recent Accounting Pronouncements
Recent Accounting Pronouncements

(3) Recent Accounting Pronouncements

        In December 2011, the FASB issued ASU No. 2011-11, "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 retains the existing offsetting requirements and enhances the disclosure requirements to allow investors to better compare financial statements prepared under GAAP with those prepared under IFRS. On January 31, 2013, the FASB issued ASU No. 2013-01, "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01"). ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements and securities lending transactions. Both standards are effective for interim and annual periods beginning January 1, 2013 and are to be applied retrospectively. The Partnership adopted these standards as of January 1, 2013. The adoption of these standards expanded the Partnership's condensed consolidated and combined financial statement footnote disclosures.

Share-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Share-Based Compensation
Share-Based Compensation

(4) Share-Based Compensation

        Certain employees of CVR Refining and employees of CVR Energy who perform services for CVR Refining participate in the equity compensation plans of CVR Refining's affiliates. Accordingly, CVR Refining has recorded compensation expense for these plans in accordance with SAB Topic 1-B and in accordance with guidance regarding the accounting for share-based compensation granted to employees of an equity method investee. All compensation expense related to these plans for full-time employees of CVR Refining has been allocated 100% to CVR Refining. For employees of CVR Energy performing services for CVR Refining, CVR Refining recorded share-based compensation relative to the percentage of time spent by each employee providing services to CVR Refining as compared to the total calculated share-based compensation by CVR Energy. CVR Refining is not responsible for payment of share-based compensation and all expense amounts are reflected as an increase or decrease to partners' capital.

  Long-Term Incentive Plan—CVR Energy

        CVR Energy has a Long-Term Incentive Plan ("CVR Energy LTIP") that permits the grant of options, stock appreciation rights, restricted stock, restricted stock units, dividend equivalent rights, share awards and performance awards (including performance share units, performance units and performance based restricted stock). As of March 31, 2013, only grants of restricted stock units under the CVR Energy LTIP remain outstanding. Individuals who are eligible to receive awards and grants under the CVR Energy LTIP include CVR Energy's or its subsidiaries' (including CVR Refining) employees, officers, consultants and directors.

  Restricted Shares

        Through the CVR Energy LTIP, shares of restricted stock and restricted stock units (collectively "restricted shares") have been granted to employees of CVR Energy and CVR Refining. Restricted shares, when granted, were historically valued at the closing market price of CVR Energy's common stock on the date of issuance and amortized to compensation expense on a straight-line basis over the vesting period of the common stock. These shares generally vest over a three-year period.

        The change of control and related Transaction Agreement in May 2012 triggered a modification to outstanding awards under the CVR Energy LTIP. Pursuant to the Transaction Agreement, all restricted shares scheduled to vest in 2012 were converted to restricted stock units whereby the recipient received cash settlement of the offer price of $30.00 per share in cash plus one CCP upon vesting. Restricted shares scheduled to vest in 2013, 2014 and 2015 were converted to restricted stock units whereby the awards will be settled in cash upon vesting in an amount equal to the lesser of the offer price or the fair market value as determined at the most recent valuation date of December 31 of each year. For awards vesting subsequent to 2012, the awards will be remeasured at each subsequent reporting date until they vest.

        In December 2012, restricted stock units were granted to certain employees of CVR Energy and its subsidiaries (including CVR Refining). The non-vested restricted stock units are expected to vest over three years on the basis of one-third of the award each year with the exception of awards granted to certain executive officers of CVR Energy that vest over one year. Each restricted stock unit represents the right to receive, upon vesting, a cash payment equal to (a) the fair market value of one share of the CVR Energy's common stock, plus (b) the cash value of all dividends declared and paid per share of the CVR Energy's common stock from the grant date to and including the vesting date. The awards will be remeasured at each subsequent reporting date until they vest.

        Additionally, CVR Energy approved a discretionary award of up to 62,920 restricted stock units to Mr. Lipinski, CVR Energy's Chief Executive Officer and President, on or before December 31, 2013. This discretionary award remains subject to the review and recommendation of the Compensation Committee and approval of the board of directors of the CVR Energy, and is conditioned on Mr. Lipinski continuing to be employed through December 31, 2013. As such, no expense related to this discretionary award was recorded during the three months ended March 31, 2013. To the extent awarded, the discretionary award will vest immediately, and include dividend equivalent rights for the time period commencing on December 28, 2012 through the date of the award.

        Assuming the allocation of costs from CVR Energy remains consistent with the allocation percentages in place at March 31, 2013, there was approximately $12.2 million of total unrecognized compensation cost related to restricted stock units and associated dividends to be recognized over a weighted-average period of approximately 1.07 years. Inclusion of the vesting table is not considered meaningful due to changes in allocation percentages that occur from time to time. The unrecognized compensation expense has been determined by the number of restricted stock units and associated dividends and respective allocation percentage for individuals for whom, as of March 31, 2013, compensation expense has been allocated to the Partnership. Compensation expense recorded for the three months ended March 31, 2013 and 2012 was approximately $3.5 million and $1.8 million, respectively.

  Long-Term Incentive Plan—CVR Refining

        In connection with the Initial Public Offering, on January 16, 2013, the board of directors of the general partner adopted the CVR Refining, LP Long-Term Incentive Plan (the "CVR Refining LTIP"). Individuals who are eligible to receive awards under the CVR Refining LTIP include employees, officers, consultants and directors of CVR Refining and the general partner and their respective subsidiaries and parents. The CVR Refining LTIP provides for the grant of options, unit appreciation rights, restricted units, phantom units, unit awards, substitute awards, other-unit based awards, cash awards, performance awards, and distribution equivalent rights, each in respect of common units. The maximum number of common units issuable under the CVR Refining LTIP is 11,070,000. As of March 31, 2013, no awards have been granted under the plan.

(6)   Share-Based Compensation

        Certain employees of CVR Refining and employees of CVR Energy who perform services for CVR Refining participate in the equity compensation plans of CVR Refining's affiliates. Accordingly, CVR Refining has recorded compensation expense for these plans in accordance with SAB Topic 1-B and in accordance with guidance regarding the accounting for share-based compensation granted to employees of an equity method investee. All compensation expense related to these plans for full-time employees of CVR Refining has been allocated 100% to CVR Refining. For employees of CVR Energy performing services for CVR Refining, CVR Refining recorded share-based compensation relative to the percentage of time spent by each employee providing services to CVR Refining as compared to the total calculated share-based compensation by CVR Energy. CVR Refining is not responsible for payment of share-based compensation and all expense amounts are reflected as an increase or decrease to partners' capital/divisional equity.

        Prior to CVR Energy's initial public offering, CVR Energy's subsidiaries were held and operated by Coffeyville Acquisition LLC ("CALLC"). CALLC issued non-voting override units to certain management members who held common units of CALLC. There were no required capital contributions for the override operating units. In connection with CVR Energy's initial public offering in October 2007, CALLC was split into two entities: CALLC and Coffeyville Acquisition II LLC ("CALLC II"). In connection with this split, management's equity interest in CALLC, including both their common units and non-voting override units, was split so that half of management's equity interest was in CALLC and half was in CALLC II. In addition, in connection with the transfer of the managing general partner of CVR Partners to CALLC III in October 2007, CALLC III issued non-voting override units to certain management members of CALLC III.

        In February 2011, CALLC and CALLC II sold into the public market 11,759,023 shares and 15,113,254 shares, respectively, of CVR Energy's common stock, pursuant to a registered public offering. In May 2011, CALLC sold into the public market 7,988,179 shares of CVR Energy's common stock, pursuant to a registered public offering.

        As a result, CALLC and CALLC II ceased to be stockholders of CVR Energy. Subsequent to CALLC II's divestiture of its ownership interest in CVR Energy in February 2011 and CALLC's divestiture of its ownership interest in CVR Energy in May 2011, no additional share-based compensation expense was incurred with respect to override units and phantom units. The final fair values of the override units of CALLC and CALLC II were derived based upon the values resulting from the proceeds received associated with each entity's respective divestiture of its ownership in CVR Energy. These values were utilized to determine the related compensation expense for the unvested units.

        The final fair value of the CALLC III override units was derived based upon the aggregate principal amount of the proceeds received by CVR Partners' general partner upon the purchase of CVR Partners' incentive distribution rights ("IDRs") by CVR Partners. These proceeds were subsequently distributed to the owners of CALLC III which includes the override unitholders. This value was utilized to determine the related compensation expense for the unvested units. No additional share-based compensation was incurred with respect to override units of CALLC III following the year ended December 31, 2011 due to the complete distribution of the value during that year.

        The following table provides key information for the share-based compensation plans related to the override units of CALLC, CALLC II, and CALLC III.

				*Compensation Expense for the Year Ended December 31,
	Benchmark Value (per Unit)	Original Awards Issued
Award Type			Grant Date	2011	2010
				(in thousands)
Override Operating Units	$11.31	919,630	June 2005	$—	$104
Override Operating Units	$34.72	72,492	December 2006	—	2
Override Value Units(a)	$11.31	1,839,265	June 2005	1,353	5,199
Override Value Units(b)	$34.72	144,966	December 2006	(4)	58
Override Units(c)	$10.00	642,219	February 2008	(94)	(244)

			Total	$1,255	$5,119

*
As CVR Energy's common stock price increased or decreased, compensation expense associated with the unvested CALLC and CALLC II override units increased or was reversed in correlation with the calculation of the fair value under the probability-weighted expected return method.

        Due to the divestiture of all ownership in CVR Energy by CALLC and CALLC II and due to the purchase of the IDRs from CVR Partners' general partner and the distribution to CALLC III, there was no associated unrecognized compensation expense as of December 31, 2012.

  Valuation Assumptions

        Significant assumptions used in the valuation of the Override Value Units (a) and (b) were as follows:

	(a) Override Value Units December 31,	(b) Override Value Units December 31,
	2010	2010
Estimated forfeiture rate	None	None
Derived service period	6 years	6 years
CVR Energy's closing stock price	$15.18	$15.18
Estimated fair value (per unit)	$22.39	$6.56
Marketability and minority interest discounts	20.0%	20.0%
Volatility	43.0%	43.0%

        (c) Override Units — Using a probability-weighted expected return method that utilized CALLC III's cash flow projections which includes expected future earnings and the anticipated timing of IDRs, the estimated grant date fair value of the override units was approximately $3,000. As a non-contributing investor, CVR Energy also recognized income equal to the amount that its interest in the investee's net book value has increased (that is its percentage share of the contributed capital recognized by the investee) as a result of the disproportionate funding of the compensation cost. Of the 642,219 units issued, 109,720 were immediately vested upon issuance and the remaining units were subject to a forfeiture schedule. Significant assumptions used in the valuation were as follows:

December 31,
2010
Estimated forfeiture rate	None
Derived Service Period	Forfeiture schedule
Estimated fair value (per unit)	$2.60
Marketability and minority interest discounts	10.0%
Volatility	47.6%

  Phantom Unit Plans

        CVR Energy, through CRLLC, had two Phantom Unit Appreciation Plans (the "Phantom Unit Plans") whereby directors, employees and service providers were eligible to be awarded phantom points at the discretion of CVR Energy's board of directors or the compensation committee. Holders of service phantom points received distributions when CALLC and CALLC II holders of override operating units received distributions. Holders of performance phantom points received distributions when CALLC and CALLC II holders of override value units received distributions.

        There was no compensation expense for the year ended December 31, 2012 related to the Phantom Unit Plans. The Phantom Unit Plans were terminated in December 2012. Compensation expense allocated for the years ended December 31, 2011 and 2010 related to the Phantom Unit Plans was approximately $4.3 million and $5.9 million, respectively. Due to the divestiture of all ownership of CVR Energy by CALLC and CALLC II, there was no unrecognized compensation expense associated with the Phantom Unit Plans at December 31, 2012.

        Using CVR Energy's closing stock price at December 31, 2010 to determine the company's equity value, through an independent valuation process, the service phantom interest and performance phantom interest were valued as follows:

December 31, 2010
Service Phantom interest (per point)	$14.64
Performance Phantom interest (per point)	$21.25

  Long-Term Incentive Plan — CVR Energy

        CVR Energy has a Long-Term Incentive Plan ("CVR Energy LTIP") that permits the grant of options, stock appreciation rights, restricted shares, restricted share units, dividend equivalent rights, share awards and performance awards (including performance share units, performance units and performance based restricted stock). As of December 31, 2012, only restricted shares of CVR Energy common stock, restricted stock units and stock options had been granted under the CVR Energy LTIP. Individuals who are eligible to receive awards and grants under the CVR Energy LTIP include CVR Energy's or its subsidiaries' (including CVR Refining) employees, officers, consultants and directors.

  Restricted Shares

        Through the CVR Energy LTIP, shares of restricted stock and restricted stock units (collectively "restricted shares") have been granted to employees of CVR Energy and CVR Refining. Restricted shares, when granted, were historically valued at the closing market price of CVR Energy's common stock on the date of issuance and amortized to compensation expense on a straight-line basis over the vesting period of the common stock. These shares generally vest over a three-year period.

        The change of control and related Transaction Agreement discussed in Note 4 ("Change in Control at CVR Energy") triggered a modification to outstanding awards under the CVR Energy LTIP. Pursuant to the Transaction Agreement, all restricted shares scheduled to vest in 2012 were converted to restricted stock units whereby the recipient received cash settlement of the offer price of $30.00 per share in cash plus one CCP upon vesting. Restricted shares scheduled to vest in 2013, 2014 and 2015 were converted to restricted stock units whereby the awards will be settled in cash upon vesting in an amount equal to the lesser of the offer price or the fair market value as determined at the most recent valuation date of December 31 of each year. As a result of the modification, the Partnership was allocated additional share-based compensation of approximately $6.3 million. For awards vesting subsequent to 2012, the awards will be remeasured at each subsequent reporting date until they vest.

        In December 2012, restricted stock units were granted to certain employees of CVR Energy and its subsidiaries (including CVR Refining). The non-vested restricted stock units are expected to vest over three years on the basis of one-third of the award each year with the exception of awards granted to certain executive officers of CVR Energy that vest over one year. Each restricted stock unit represents the right to receive, upon vesting, a cash payment equal to (a) the fair market value of one share of the CVR Energy's common stock, plus (b) the cash value of all dividends declared and paid per share of the CVR Energy's common stock from the grant date to and including the vesting date. The awards will be remeasured at each subsequent reporting date until they vest.

        Additionally, CVR Energy approved a discretionary award of up to 62,920 restricted stock units to Mr. Lipinski, CVR Energy's Chief Executive Officer and President, on or before December 31, 2013. This discretionary award remains subject to the review and recommendation of the Compensation Committee and approval of the board of directors of the CVR Energy, and is conditioned on Mr. Lipinski continuing to be employed through December 31, 2013. As such, no expense related to this discretionary award was recorded during the year ended December 31, 2012. To the extent awarded, the discretionary award will vest immediately, and include dividend equivalent rights for the time period commencing on December 28, 2012 through the date of the award.

        Assuming the allocation of costs from CVR Energy remains consistent with the allocation percentages in place at December 31, 2012, there was approximately $13.3 million of total unrecognized compensation cost related to restricted shares to be recognized over a weighted-average period of approximately 1.1 years. Inclusion of the vesting table is not considered meaningful due to changes in allocation percentages that occur from time to time. The unrecognized compensation expense has been determined by the number of restricted shares and respective allocation percentage for individuals for whom, as of December 31, 2012, compensation expense has been allocated to the Partnership.

        Compensation expense recorded for the years ended December 31, 2012, 2011 and 2010, related to the restricted shares, was approximately $18.5 million, $3.3 million and $0.5 million, respectively.

Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Inventories
Inventories

(5) Inventories

        Inventories consist primarily of domestic and foreign crude oil, blending stock and components, work-in-progress and refined fuels and by-products. Inventories are valued at the lower of the first-in, first-out ("FIFO") cost or market for refined fuels and by-products for all periods presented. Refinery unfinished and finished products inventory values were determined using the ability-to-bear process, whereby raw materials and production costs are allocated to work-in-process and finished products based on their relative fair values. Other inventories, including other raw materials, spare parts, and supplies, are valued at the lower of moving-average cost, which approximates FIFO, or market. The cost of inventories includes inbound freight costs.

        Inventories consisted of the following:

	March 31, 2013	December 31, 2012
	(in thousands)
Finished goods	$257,594	$269,460
Raw materials and precious metals	152,170	158,110
In-process inventories	54,227	42,723
Parts and supplies	29,337	29,169

	$493,328	$499,462

(7)   Inventories

        Inventories consisted of the following:

	December 31,
	2012	2011
	(in thousands)
Finished goods	$269,460	$316,654
Raw materials and precious metals	158,110	154,530
In-process inventories	42,723	115,090
Parts and supplies	29,169	27,056

	$499,462	$613,330

Property, Plant, and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property, Plant, and Equipment
Property, Plant, and Equipment

(6) Property, Plant, and Equipment

        A summary of costs for property, plant, and equipment is as follows:

	March 31, 2013	December 31, 2012
	(in thousands)
Land and improvements	$23,974	$23,962
Buildings	37,023	36,680
Machinery and equipment	1,697,389	1,685,616
Automotive equipment	15,262	14,327
Furniture and fixtures	6,279	6,168
Leasehold improvements	774	774
Construction in progress	55,972	46,039

	1,836,673	1,813,566
Accumulated depreciation	489,773	461,975

	$1,346,900	$1,351,591

        Capitalized interest recognized as a reduction in interest expense for the three months ended March 31, 2013 and 2012 totaled approximately $0.4 million and $0.7 million, respectively. Land, buildings and equipment that are under a capital lease obligation had an original carrying value of approximately $24.8 million as of March 31, 2013 and December 31, 2012. Amortization of assets held under capital leases is included in depreciation expense.

(8)   Property, Plant, and Equipment

        A summary of costs for property, plant, and equipment is as follows:

	December 31,
	2012	2011
	(in thousands)
Land and improvements	$23,962	$19,193
Buildings	36,680	33,887
Machinery and equipment	1,685,616	1,570,191
Automotive equipment	14,327	9,603
Furniture and fixtures	6,168	5,713
Leasehold improvements	774	413
Construction in progress	46,039	39,781

	1,813,566	1,678,781
Accumulated depreciation	461,975	357,994

	$1,351,591	$1,320,787

        Capitalized interest recognized as a reduction in interest expense for the years ended December 31, 2012, 2011 and 2010 totaled approximately $3.0 million, $1.1 million and $1.8 million, respectively. Land, building and equipment that are under a capital lease obligation had an original carrying value of approximately $24.8 million, $24.8 million and $0 for the years ended December 31, 2012, 2011 and 2010, respectively. Amortization of assets held under capital leases is included in depreciation expense.

Cost Classifications	3 Months Ended
Mar. 31, 2013
Cost Classifications
Cost Classifications

(7) Cost Classifications

        Cost of product sold (exclusive of depreciation and amortization) includes cost of crude oil, other feedstocks, blendstocks and freight and distribution expenses. Cost of product sold excludes depreciation and amortization of approximately $1.1 million and $0.7 million for the three months ended March 31, 2013 and 2012, respectively.

        Direct operating expenses (exclusive of depreciation and amortization) includes direct costs of labor, maintenance and services, energy and utility costs, property taxes, environmental compliance costs as well as chemicals and catalysts and other direct operating expenses. Direct operating expenses also include allocated non-cash share-based compensation for CVR Energy, as discussed in Note 4 ("Share-Based Compensation"). Direct operating expenses exclude depreciation and amortization of approximately $26.8 million and $25.4 million for the three months ended March 31, 2013 and 2012, respectively.

        Selling, general and administrative expenses (exclusive of depreciation and amortization) consist primarily of direct and allocated legal expenses, treasury, accounting, marketing, human resources and maintaining the corporate and administrative offices in Texas, Kansas and Oklahoma. Selling, general and administrative expenses also include allocated non-cash share-based compensation expense from CVR Energy as discussed in Note 4 ("Share-Based Compensation"). Selling, general and administrative expenses exclude depreciation and amortization of approximately $0.1 million and $0.2 million for the three months ended March 31, 2013 and 2012, respectively.

Long-Term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Long-Term Debt
Long-Term Debt

(8) Long-Term Debt

        Long-term debt was as follows:

	March 31, 2013	December 31, 2012
	(in thousands)
10.875% Senior Secured Notes, due 2017, net of unamortized discount of $1,840 as December 31, 2012	—	220,910
6.5% Senior Notes, due 2022	500,000	500,000
Capital lease obligations	50,884	51,168

Long-term debt	$550,884	$772,078

Senior Secured Notes

        On April 6, 2010, CRLLC and its then wholly-owned subsidiary, Coffeyville Finance Inc. (together the "Issuers"), completed a private offering of $275.0 million aggregate principal amount of 9.0% First Lien Senior Secured Notes due 2015 (the "First Lien Notes") and $225.0 million aggregate principal amount of 10.875% Second Lien Senior Secured Notes due 2017 (the "Second Lien Notes" and together with the First Lien Notes, the "Old Notes"). The First Lien Notes were issued at 99.511% of their principal amount and the Second Lien Notes were issued at 98.811% of their principal amount. The associated original issue discount of the Old Notes was amortized to interest expense and other financing costs over their respective terms. In addition, CRLLC incurred additional third party fees and expenses, totaling $3.6 million associated with the offering.

        On December 15, 2011, the Issuers sold an additional $200.0 million aggregate principal amount of 9.0% First Lien Senior Secured Notes due 2015 (the "Additional First Lien Notes"). The Additional First Lien Notes were sold at an issue price of 105.0%, plus accrued interest from October 1, 2011 of $3.7 million. The associated original issue premium of $10.0 million for the Additional First Lien Notes was amortized to interest expense and other financing costs over the term of the Additional First Lien Notes. In conjunction with the issuance of the Additional First Lien Notes, CRLLC expanded the existing ABL credit facility (see "ABL Credit Facility" below for further discussion of the expansion and associated accounting treatment) and incurred a commitment fee and other third-party costs associated with the expansion.

        The related original issue premium and other debt issuance costs related to the Additional First Lien Notes were amortized over the remaining term of the First Lien Notes. Fees and third-party costs associated with the ABL credit facility expansion were amortized over the remaining term of the facility.

        The First Lien Notes were scheduled to mature on April 1, 2015, unless earlier redeemed or repurchased by the Issuers. See further discussion below related to the tender for and subsequent redemption of all of the outstanding First Lien Notes in the fourth quarter of 2012. The Second Lien Notes were scheduled to mature on April 1, 2017, unless earlier redeemed or repurchased by the Issuers. On January 23, 2013, $253.0 million of the proceeds from the Initial Public Offering were utilized to satisfy and discharge the indenture governing the Second Lien Notes. The amounts were used to (i) repay the face amount of all $222.8 million aggregate principal amount of Second Lien Notes then outstanding, (ii) pay the redemption premium of approximately $20.6 million and (iii) settle accrued interest with respect thereto in an amount of approximately $9.5 million. The repurchase of the Second Lien Notes resulted in a loss on extinguishment of debt of approximately $26.1 million for the three months ended March 31, 2013, which includes the write-off of previously deferred financing fees of $3.7 million and unamortized original issue discount of $1.8 million.

2022 Senior Secured Notes

        On October 23, 2012, Refining LLC and Coffeyville Finance completed a private offering of $500.0 million aggregate principal amount of 6.5% Second Lien Senior Secured Notes due 2022 (the "2022 Notes"). The 2022 Notes were issued at par. Refining LLC received approximately $492.5 million of cash proceeds, net of the underwriting fees, but before deducting other third-party fees and expenses associated with the offering. The 2022 Notes were secured by substantially the same assets that secured the then outstanding Second Lien Notes, subject to exceptions, until such time that the outstanding Second Lien Notes were satisfied and discharged in full, which occurred on January 23, 2013. The 2022 Notes were issued by Refining LLC and Coffeyville Finance and are fully and unconditionally guaranteed by CVR Refining, LP and each of Refining LLC's existing domestic subsidiaries (other than the co-issuer, Coffeyville Finance) on a joint and several basis. CVR Refining, LP has no independent assets or operations and Refining LLC is a 100% owned finance subsidiary of CVR Refining, LP. Prior to the satisfaction and discharge of the Second Lien Notes, which occurred on January 23, 2013, the 2022 Notes were also guaranteed by CRLLC. CVR Energy, CVR Partners and Coffeyville Nitrogen Fertilizers ("CRNF") are not guarantors.

        A portion of the net proceeds from the offering of the 2022 Notes approximating $348.1 million were used to purchase approximately $323.0 million of the First Lien Notes pursuant to a tender offer and to settle accrued interest of approximately $1.8 million through October 23, 2012 and to pay related fees and expenses. Tendered notes were purchased at a premium of approximately $23.2 million in aggregate amount. CRLLC used the remaining proceeds from the offering to fund a completed and settled redemption of the remaining $124.1 million of outstanding First Lien Notes and to settle accrued interest of approximately $1.6 million through November 23, 2012. Redeemed notes were purchased at a premium of approximately $8.4 million in aggregate amount.

        Previously deferred financing charges and unamortized original issuance premium related to the First Lien Notes totaled approximately $8.1 million and $6.3 million, respectively. As a result of the repayment of the First Lien Notes, a loss on extinguishment of debt of $33.4 million was recorded in the fourth quarter of 2012, which included the total premiums paid of $31.6 million and the write-off of previously deferred financing charges of $8.1 million, partially offset by the write-off of unamortized original issuance premium of $6.3 million.

        The debt issuance costs of the 2022 Notes totaled approximately $8.7 million and are being amortized over the term of the 2022 Notes as interest expense using the effective-interest amortization method.

        The 2022 Notes mature on November 1, 2022, unless earlier redeemed or repurchased by the issuers. Interest is payable on the 2022 Notes semi-annually on May 1 and November 1 of each year, commencing on May 1, 2013.

        The 2022 Notes requires the Partnership to maintain a minimum fixed charge coverage ratio and contains customary covenants for a financing of this type that limit, subject to certain exceptions, the incurrence of additional indebtedness or guarantees, the creation of liens on assets, the ability to dispose of assets, the ability to make payments on subordinated or unsecured debt, the ability to merge, consolidate with or into another entity and the ability to enter into certain affiliate transactions. The 2022 Notes provide that the Partnership can make distributions to holders of its common units provided, among other things, it is in compliance with the fixed coverage ratio and there is no default or event of default under the 2022 Notes. As of March 31, 2013, the Partnership was in compliance with the covenants contained in the 2022 Notes.

        At March 31, 2013, the estimated fair value of the 2022 Notes was approximately $511.3 million. These estimates of fair value are Level 2 as they were determined by quotations obtained from a broker-dealer who makes a market in these and similar securities.

Asset Backed (ABL) Credit Facility

        On February 22, 2011, CRLLC entered into a $250.0 million asset-backed revolving credit agreement (the "ABL credit facility") with a group of lenders including Deutsche Bank Trust Company Americas as collateral and administrative agent. The ABL credit facility was scheduled to mature in August 2015 and replaced the $150.0 million first priority credit facility which was terminated. The ABL credit facility was used to finance ongoing working capital, capital expenditures, letters of credit issuance and general needs of CVR Refining and includes among other things, a letter of credit sublimit equal to 90% of the total facility commitment and a feature which permits an increase in borrowings of up to $250.0 million (in the aggregate), subject to additional lender commitments. On December 15, 2011, CRLLC entered into an incremental commitment agreement to increase the borrowings under the ABL credit facility to $400.0 million in the aggregate in connection with the Additional First Lien Notes issuance as discussed above. Terms of the ABL credit facility did not change as a result of the additional availability. On December 20, 2012, the ABL credit facility was amended and restated as discussed below.

        In connection with the change in control described in Note 1 above, CRLLC, Deutsche Bank Trust Company Americas, as Administrative Agent and Collateral Agent, the lenders and the other parties thereto, entered into a First Amendment to Credit Agreement effective as of May 7, 2012 (the "ABL First Amendment"), pursuant to which the parties agreed to exclude the IEP Acquisition from the definition of change of control as provided in the ABL credit facility. Absent the ABL First Amendment, the change in control of CVR Energy described above would have triggered an event of default pursuant to the ABL credit facility.

Amended and Restated Asset Backed (ABL) Credit Facility

        On December 20, 2012, CRLLC, CVR Refining, Refining LLC and each of the operating subsidiaries of Refining LLC (collectively, the "Credit Parties") entered into an amended and restated ABL credit agreement (the "Amended and Restated ABL Credit Facility") with a group of lenders and Wells Fargo Bank, National Association ("Wells Fargo"), as administrative agent and collateral agent. The Amended and Restated ABL Credit Facility, which replaced the ABL credit facility, is scheduled to mature on December 20, 2017. Under the amended and restated facility, the Partnership assumed CRLLC's position as borrower and CRLLC's obligations under the facility upon closing of the Initial Public Offering on January 23, 2013.

        The Amended and Restated ABL Credit Facility is a senior secured asset based revolving credit facility in an aggregate principal amount of up to $400.0 million with an incremental facility, which permits an increase in borrowings of up to $200.0 million subject to additional lender commitments and certain other conditions. The proceeds of the loans may be used for capital expenditures and working capital and general corporate purposes of the Credit Parties and their subsidiaries. The Amended and Restated ABL Credit Facility provides for loans and letters of credit in an amount up to the aggregate availability under the facility, subject to meeting certain borrowing base conditions, with sub-limits of 10% of the total facility commitment for swingline loans and 90% of the total facility commitment for letters of credit.

        Borrowings under the Amended and Restated ABL Credit Facility bear interest at either a base rate or LIBOR plus an applicable margin. The applicable margin is (i) (a) 1.75% for LIBOR borrowings and (b) 0.75% for prime rate borrowings, in each case if quarterly average excess availability exceeds 50% of the lesser of the borrowing base and the total commitments and (ii) (a) 2.00% for LIBOR borrowings and (b) 1.00% for prime rate borrowings, in each case if quarterly average excess availability is less than or equal to 50% of the lesser of the borrowing base and the total commitments. The Amended and Restated ABL Credit Facility also requires the payment of customary fees, including an unused line fee of (i) 0.40% if the daily average amount of loans and letters of credit outstanding is less than 50% of the lesser of the borrowing base and the total commitments and (ii) 0.30% if the daily average amount of loans and letters of credit outstanding is equal to or greater than 50% of the lesser of the borrowing base and the total commitments. The Partnership will also be required to pay customary letter of credit fees equal to, for standby letters of credit, the applicable margin on LIBOR loans on the maximum amount available to be drawn under and, for commercial letters of credit, the applicable margin on LIBOR loans less 0.50% on the maximum amount available to be drawn under, and customary facing fees equal to 0.125% of the face amount of, each letter of credit.

        The Amended and Restated ABL Credit Facility also contains customary covenants for a financing of this type that limit the ability of the Credit Parties and their respective subsidiaries to, among other things, incur liens, engage in a consolidation, merger, purchase or sale of assets, pay dividends, incur indebtedness, make advances, investment and loans, enter into affiliate transactions, issue equity interests, or create subsidiaries and unrestricted subsidiaries. The amended and restated facility also contains a fixed charge coverage ratio financial covenant, as defined therein. We were in compliance with the covenants of the Amended and Restated ABL Credit Facility as of March 31, 2013.

        Lender and other third-party costs associated with the Amended and Restated ABL Credit Facility of $2.1 million were deferred and are being amortized to interest expense and other financing costs using a straight-line method over the term of the amended facility. In accordance with guidance provided by the FASB regarding the modification of revolving debt arrangements, a portion of the unamortized deferred costs associated with the ABL credit facility of approximately $2.8 million will continue to be amortized over the term of the Amended and Restated ABL Credit Facility.

        As of March 31, 2013, we had availability under the Amended and Restated ABL Credit Facility of $372.8 million and had letters of credit outstanding of approximately $27.2 million. There were no borrowings outstanding under the Amended and Restated ABL Credit Facility as of March 31, 2013.

  Intercompany Credit Facility

        On January 23, 2013, prior to the closing of the Initial Public Offering, the Partnership entered into a new $150.0 million senior unsecured revolving credit facility (the "intercompany credit facility") with CRLLC as the lender, to be used to fund growth capital expenditures. The intercompany credit facility is for a term of six years and bears interest at a rate of LIBOR plus 3% per annum.

        The intercompany credit facility contains covenants that require the Partnership to, among other things, notify CRLLC of the occurrence of any default or event of default and provide CRLLC with information in respect of the Partnership's business and financial status as it may reasonably require, including, but not limited to, copies of its unaudited quarterly financial statements and its audited annual financial statements.

        In addition, the intercompany credit facility contains customary events of default, including, among others, failure to pay any sum payable when due; the occurrence of a default of other indebtedness in excess of $25.0 million; and the occurrence of an event that results in either (i) CRLLC no longer directly or indirectly controlling the general partner, or (ii) CRLLC and its affiliates no longer owning a majority of the Partnership's equity interests. As of March 31, 2013, the Partnership had $150.0 million available under the intercompany credit facility.

  Capital Lease Obligations

        As a result of the acquisition of the Wynnewood refinery, CVR Refining acquired two leases accounted for as a capital lease and a finance obligation related to Magellan Pipeline Terminals, L.P. and Excel Pipeline LLC. The underlying assets and related depreciation were included in property, plant and equipment. The capital lease relates to a sales-lease back agreement with Sunoco Pipeline, L.P. for its membership interest in the Excel Pipeline. The lease has 199 months remaining through September 2029. The financing agreement relates to the Magellan Pipeline terminals, bulk terminal and loading facility. The lease has 198 months remaining and will expire in September 2029.

(10) Long-Term Debt

        Long-term debt was as follows:

	December 31,
	2012	2011
	(in thousands)
9.0% First Lien Senior Secured Notes, due 2015, net of unamortized premium of $9,003(1) as of December 31, 2011	$—	$456,053
10.875% Second Lien Senior Secured Notes, due 2017, net of unamortized discount of $1,840 and $2,159 as of December 31, 2012 and December 31, 2011, respectively(2)	220,910	220,591
6.5% Second Lien Senior Secured Notes, due 2022	500,000	—
Capital lease obligations	51,168	52,259

Long-term debt	$772,078	$728,903

(1)
Net unamortized premium of $9.0 million represents an unamortized discount of $0.9 million on the original First Lien Notes and a $9.9 million unamortized premium on the additional First Lien Notes issued in December 2011.

(2)
All of the Second Lien Notes due 2017 were repaid as of February 2013.

  Senior Secured Notes

        On April 6, 2010, CRLLC and its then wholly-owned subsidiary, Coffeyville Finance, completed a private offering of $275.0 million aggregate principal amount of 9.0% First Lien Senior Secured Notes due 2015 (the "First Lien Notes") and $225.0 million aggregate principal amount of 10.875% Second Lien Senior Secured Notes due 2017 (the "Second Lien Notes" and together with the First Lien Notes, the "Old Notes"). The First Lien Notes were issued at 99.511% of their principal amount and the Second Lien Notes were issued at 98.811% of their principal amount. The associated original issue discount of the Old Notes was amortized to interest expense and other financing costs over the respective terms of the Old Notes. CRLLC received total net proceeds from the offering of approximately $485.7 million, net of underwriter fees of $10.0 million and original issue discount of approximately $4.0 million and certain third party fees of $287,000. In addition, CRLLC incurred additional third party fees and expenses, totaling $3.6 million associated with the offering. Of the underwriters fees and third-party costs, approximately $76,000 and $30,000, respectively were immediately expensed and the remaining approximately $9.9 million and $3.9 million were deferred and amortized as interest expense using the effective-interest method. CRLLC applied the net proceeds to prepay all of the outstanding balance of its tranche D term loan under its first priority credit facility in an amount equal to approximately $453.3 million and to pay related fees and expenses. In accordance with the terms of its first priority credit facility, CRLLC paid a 2.0% premium totaling approximately $9.1 million to the lenders of the tranche D term loan upon the prepayment of the outstanding balance. This amount was recorded as a loss on extinguishment of debt during the second quarter of 2010. This premium was in addition to the 2.0% premium totaling $0.5 million paid in the first quarter of 2010 for voluntary unscheduled prepayments of $25.0 million on CRLLC's tranche D term loan. This premium was recognized as a loss on extinguishment of debt in the first quarter of 2010. As a result of the extinguishment, CRLLC wrote off $5.4 million of previously deferred financing costs.

        On December 30, 2010, CRLLC made a voluntary unscheduled principal payment of approximately $27.5 million on the First Lien Notes that resulted in a premium payment of 3.0% and a partial write-off of previously deferred financing costs and unamortized original issue discount totaling approximately $1.6 million, which was recognized as a loss on extinguishment of debt in the Combined Statements of Operations for the year ended December 31, 2010. On May 16, 2011, CRLLC repurchased $2.7 million of the First Lien Notes at a purchase price of 103.0% of the outstanding principal amount. In connection with the repurchase, CRLLC wrote off a portion of previously deferred financing costs and unamortized original issue discount of approximately $89,000 which is recorded as a loss on extinguishment of debt for the year ended December 31, 2011. CRLLC also recorded additional losses on extinguishment of debt of $81,000 in connection with premiums paid for the repurchase As the Old Notes were incurred for the benefit of the operations of CVR Refining, all the debt and associated costs have been allocated to CVR Refining.

        On December 15, 2011, CRLLC and Coffeyville Finance issued an additional $200.0 million aggregate principal amount of 9.0% First Lien Senior Secured Notes due 2015 (the "Additional First Lien Notes"). The Additional First Lien Notes were sold at an issue price of 105.0%, plus accrued interest from October 1, 2011 of $3.7 million. The associated original issue premium of $10.0 million for the Additional First Lien Notes has been amortized to interest expense and other financing costs over the term of the Additional First Lien Notes. The Additional First Lien Notes were offered in connection with CRLLC's acquisition of WEC. Proceeds of the Additional First Lien Notes were used to partially fund the Wynnewood Acquisition. On November 2, 2011, CRLLC entered into a commitment letter with certain lenders regarding a senior secured one year bridge loan (the "bridge loan"). CRLLC entered into the commitment letter in connection with ensuring that financing would be available for the Wynnewood Acquisition in the event that the offering of the Additional First Lien Notes was not closed by the date of closing of the Wynnewood Acquisition. Due to the closing of the issuance of the Additional First Lien Notes, the bridge loan was never drawn. At the closing of the issuance of the Additional First Lien Notes and the Wynnewood Acquisition, a commitment fee was paid to the lenders who provided the commitment. Other third-party costs were incurred. All costs associated with the undrawn bridge loan were fully expensed. In conjunction with the issuance of the Additional First Lien Notes, CRLLC expanded the existing ABL credit facility (see "ABL Credit Facility" below for further discussion of the expansion and associated accounting treatment) and incurred a commitment fee and other third-party costs associated with the expansion.

        CRLLC received total net proceeds from the offering of approximately $202.8 million, net of an underwriting discount of $4.0 million, bridge loan commitment and other associated fees of $3.3 million, an ABL commitment fee of $2.6 million, an Additional First Lien Notes structuring fee of $0.2 million, and certain third party fees of $0.8 million. The related original issue premium and other debt issuance costs related to the Additional First Lien Notes were being amortized over the remaining term of the First Lien Notes. Fees and third-party costs totaling $3.9 million related to the undrawn bridge loan were expensed for the year ended December 31, 2011 and are included in selling, general and administrative expenses (exclusive of depreciation and amortization) on the Combined Statements of Operations. Fees and third-party costs associated with the ABL credit facility expansion are being amortized over the remaining term of the facility.

        The First Lien Notes were scheduled to mature on April 1, 2015, unless earlier redeemed or repurchased by the issuers. See further discussion below related to the tender and redemption of all of the outstanding First Lien Notes in the fourth quarter of 2012. The Second Lien Notes were scheduled to mature on April 1, 2017, unless earlier redeemed or repurchased by the issuers. The indenture governing the Second Lien Notes was satisfied and discharged on January 23, 2013. See Note 18 ("Subsequent Events").

        The change of control discussed in Note 4 required CVR Energy to make an offer to repurchase all of the Issuers' outstanding Old Notes; and on June 4, 2012, the issuers offered to purchase all or any part of the Old Notes, at a cash purchase price of 101% of the aggregate principal amount of the Old Notes, plus accrued and unpaid interest, if any. The offer expired on July 5, 2012 with none of the outstanding Old Notes tendered.

  2022 Senior Secured Notes

        On October 23, 2012, Refining LLC and Coffeyville Finance completed a private offering of $500.0 million aggregate principal amount of 6.5% Second Lien Senior Secured Notes due 2022 (the "2022 Notes"). The 2022 Notes were issued at par. Refining LLC received approximately $492.5 million of cash proceeds, net of the underwriting fees, but before deducting other third-party fees and expenses associated with the offering. The 2022 Notes were secured by substantially the same assets that secured the outstanding Second Lien Notes, subject to exceptions, until such time that the outstanding Second Lien Notes were satisfied and discharged in full, which occurred on January 23, 2013.

        A portion of the net proceeds from the offering of the 2022 Notes approximating $348.1 million were used to purchase approximately $323.0 million of the First Lien Notes pursuant to a tender offer and to settle accrued interest of approximately $1.8 million through October 23, 2012 and to pay related fees and expenses. Tendered notes were purchased at a premium of approximately $23.2 million in aggregate amount. CRLLC used the remaining proceeds from the offering to fund a completed and settled redemption of the remaining $124.1 million of outstanding First Lien Notes and to settle accrued interest of approximately $1.6 million through November 23, 2012. Redeemed notes were purchased at a premium of approximately $8.4 million in aggregate amount. Any remaining proceeds will be used for general corporate purposes.

        Previously deferred financing charges and unamortized original issuance premium related to the First Lien Notes totaled approximately $8.1 million and $6.3 million, respectively. As a result of these transactions, a loss on extinguishment of debt of $33.4 million was recorded in the Combined Statement of Operations in the fourth quarter of 2012, which includes the total premiums paid of $31.6 million and the write-off of previously deferred financing charges of $8.1 million, partially offset by the write-off of unamortized original issuance premium of $6.3 million.

        The debt issuance costs of the 2022 Notes totaled approximately $8.7 million and will be amortized over the term of the 2022 Notes as interest expense using the effective-interest amortization method.

        The 2022 Notes mature on November 1, 2022, unless earlier redeemed or repurchased by the issuers. Interest is payable on the 2022 Notes semi-annually on May 1 and November 1 of each year, commencing on May 1, 2013.

        Included in other current liabilities on the Consolidated and Combined Balance Sheets is accrued interest payable totaling approximately $12.2 million and $16.1 million for the years ended December 31, 2012 and 2011, respectively, related to the Old Notes and 2022 Notes. Of the balance at December 31, 2011, $3.7 million represents cash received from the Additional First Lien Notes offering for accrued interest for the period October 1, 2011 through December 15, 2011. At December 31, 2012, the estimated fair value of the Second Lien Notes and 2022 Notes was approximately $243.0 million and $497.5 million, respectively. These estimates of fair value are Level 2 as they were determined by quotations obtained from a broker-dealer who makes a market in these and similar securities. The 2022 Notes were issued by Refining LLC and Coffeyville Finance and are fully and unconditionally guaranteed by CVR Refining, LP and each of Refining LLC's existing domestic subsidiaries (other than the co-issuer, Coffeyville Finance) on a joint and several basis. CVR Refining, LP has no independent assets or operations and Refining LLC is a 100% owned finance subsidiary of CVR Refining, LP. Prior to the satisfaction and discharge of the Second Lien Notes, which occurred on January 23, 2013, the 2022 Notes were also guaranteed by CRLLC. CVR Energy, CVR Partners and CRNF are not guarantors.

  Asset Backed (ABL) Credit Facility

        On February 22, 2011, CRLLC entered into a $250.0 million asset-backed revolving credit agreement (the "ABL credit facility") with a group of lenders including Deutsche Bank Trust Company Americas as collateral and administrative agent. The ABL credit facility was scheduled to mature in August 2015 and replaced the $150.0 million first priority credit facility which was terminated. The ABL credit facility was used to finance ongoing working capital, capital expenditures, letters of credit issuance and general needs of CVR Refining and includes among other things, a letter of credit sublimit equal to 90% of the total facility commitment and a feature which permits an increase in borrowings of up to $250.0 million (in the aggregate), subject to additional lender commitments. On December 15, 2011, CRLLC entered into an incremental commitment agreement to increase the borrowings under the ABL credit facility to $400.0 million in the aggregate in connection with the Additional First Lien Notes issuance as discussed above. Terms of the ABL credit facility did not change as a result of the additional availability. On December 20, 2012, the ABL credit facility was amended and restated as discussed below. There were no borrowings outstanding under the ABL credit facility as of December 31, 2011.

        Borrowings under the facility bore interest based on a pricing grid determined by the previous quarter's excess availability. The pricing for borrowings under the ABL credit facility could range from LIBOR plus a margin of 2.75% to LIBOR plus 3.0% or the prime rate plus 1.75% to prime rate plus 2.0% for Base Rate Loans. Availability under the ABL credit facility was determined by a borrowing base formula supported primarily by cash and cash equivalents, certain accounts receivable and inventory.

        In connection with the ABL credit facility, CRLLC incurred lender and other third-party costs of approximately $9.1 million for the year ended December 31, 2011. As the ABL credit facility was incurred for the benefit of the operations of CVR Refining, all the debt and associated costs have been allocated to CVR Refining. These costs were deferred and amortized to interest expense and other financing costs using a straight-line method over the term of the facility. In connection with termination of the first priority credit facility, a portion of the unamortized deferred financing costs associated with this facility, totaling approximately $1.9 million, was written off in the first quarter of 2011. In accordance with guidance provided by the FASB regarding the modification of revolving debt arrangements, the remaining approximately $0.8 million of unamortized deferred financing costs associated with the first priority credit facility were amortized over the term of the ABL credit facility.

        In connection with the closing of CVR Partners' initial public offering in April 2011, CVR Partners and CRNF were released as guarantors of the ABL credit facility.

        In connection with the change in control described in Note 4 above, CRLLC, Deutsche Bank Trust Company Americas, as Administrative Agent and Collateral Agent, the lenders and the other parties thereto, entered into a First Amendment to Credit Agreement effective as of May 7, 2012 (the "ABL First Amendment"), pursuant to which the parties agreed to exclude Icahn's acquisition of Shares from the definition of change of control as provided in the ABL credit facility. Absent the ABL First Amendment, the change in control of CVR Energy described above would have triggered an event of default pursuant to the ABL credit facility.

  Amended and Restated Asset Backed (ABL) Credit Facility

        On December 20, 2012, CRLLC, CVR Refining, Refining LLC and each of the operating subsidiaries of Refining LLC (collectively, the "Credit Parties") entered into an amended and restated ABL credit agreement (the "Amended and Restated ABL Credit Facility") with a group of lenders and Wells Fargo Bank, National Association ("Wells Fargo"), as administrative agent and collateral agent. The Amended and Restated ABL Credit Facility replaced the ABL credit facility described above and is scheduled to mature on December 20, 2017. Under the amended and restated facility, the Partnership assumed CRLLC's position as borrower and CRLLC's obligations under the facility upon closing of the Initial Public Offering on January 23, 2013, as further discussed in Note 18 ("Subsequent Events").

        The Amended and Restated ABL Credit Facility is a senior secured asset based revolving credit facility in an aggregate principal amount of up to $400.0 million with an incremental facility, which permits an increase in borrowings of up to $200.0 million subject to additional lender commitments and certain other conditions. The proceeds of the loans may be used for capital expenditures and working capital and general corporate purposes of the Credit Parties and their subsidiaries. The Amended and Restated ABL Credit Facility provides for loans and letters of credit in an amount up to the aggregate availability under the facility, subject to meeting certain borrowing base conditions, with sub-limits of 10% of the total facility commitment for swing line loans and 90% of the total facility commitment for letters of credit.

        Borrowings under the Amended and Restated ABL Credit Facility bear interest at either a base rate or LIBOR plus an applicable margin. The applicable margin is (i) (a) 1.75% for LIBOR borrowings and (b) 0.75% for prime rate borrowings, in each case if quarterly average excess availability exceeds 50% of the lesser of the borrowing base and the total commitments and (ii) (a) 2.00% for LIBOR borrowings and (b) 1.00% for prime rate borrowings, in each case if quarterly average excess availability is less than or equal to 50% of the lesser of the borrowing base and the total commitments. The Amended and Restated ABL Credit Facility also requires the payment of customary fees, including an unused line fee of (i) 0.40% if the daily average amount of loans and letters of credit outstanding is less than 50% of the lesser of the borrowing base and the total commitments and (ii) 0.30% if the daily average amount of loans and letters of credit outstanding is equal to or greater than 50% of the lesser of the borrowing base and the total commitments. The Partnership will also be required to pay customary letter of credit fees equal to, for standby letters of credit, the applicable margin on LIBOR loans on the maximum amount available to be drawn under and, for commercial letters of credit, the applicable margin on LIBOR loans less 0.50% on the maximum amount available to be drawn under, and customary facing fees equal to 0.125% of the face amount of, each letter of credit.

        The Amended and Restated ABL Credit Facility also contains customary covenants for a financing of this type that limit the ability of the Credit Parties and their respective subsidiaries to, among other things, incur liens, engage in a consolidation, merger, purchase or sale of assets, pay dividends, incur indebtedness, make advances, investment and loans, enter into affiliate transactions, issue equity interests, or create subsidiaries and unrestricted subsidiaries. The amended and restated facility also contains a fixed charge coverage ratio financial covenant, as defined under the facility. We were in compliance with the covenants of the Amended and Restated ABL Credit Facility as of December 31, 2012.

        In connection with the Amended and Restated ABL Credit Facility, CRLLC and its subsidiaries incurred lender and other third-party costs of approximately $2.1 million for the year ended December 31, 2012. These costs will be deferred and amortized to interest expense and other financing costs using a straight-line method over the term of the amended facility. In connection with amendment of the ABL credit facility, a portion of the unamortized deferred financing costs associated with the ABL Credit Facility, totaling approximately $4.1 million, were written off in the fourth quarter of 2012. This expense is reflected on the Combined Statement of Operations as a loss on extinguishment of debt for the year ended December 31, 2012. In accordance with guidance provided by the FASB regarding the modification of revolving debt arrangements, the remaining approximately $2.8 million of unamortized deferred financing costs associated with the ABL credit facility will continue to be amortized over the term of the Amended and Restated ABL credit facility.

        As of December 31, 2012, CRLLC and its subsidiaries had availability under the Amended and Restated ABL Credit Facility of $372.3 million and had letters of credit outstanding of approximately $27.7 million. There were no borrowings outstanding under the Amended and Restated ABL Credit Facility as of December 31, 2012.

  Deferred Financing Costs

        For the years ended December 31, 2012, 2011 and 2010, amortization of deferred financing costs reported as interest expense and other financing costs totaled approximately $4.1 million, $4.2 million and $3.7 million, respectively.

        Estimated amortization of deferred financing costs is as follows:

Year Ending December 31,	Deferred Financing
(in thousands)
2013	$2,723
2014	2,723
2015	2,723
2016	2,723
2017	2,047
Thereafter	4,215

$17,154

  Capital Lease Obligations

        As a result of the Wynnewood Acquisition, CVR Refining acquired two leases accounted for as a capital lease and a finance obligation related to the Magellan Pipeline Terminals, L.P. and Excel Pipeline LLC. See Note 5 ("Wynnewood Acquisition") for further discussion. The underlying assets and related depreciation were included in property, plant and equipment. The capital lease relates to a sales-lease back agreement with Sunoco Pipeline, L.P. for its membership interest in the Excel Pipeline. The lease has 202 months remaining through September 2029. The financing agreement relates to the Magellan Pipeline terminals, bulk terminal and loading facility. The lease has 201 months remaining and will expire in September 2029. See Note 12 ("Commitments and Contingencies") for further discussion.

        Future payments required under capital lease at December 31, 2012 are as follows:

Capital Lease
(in thousands)
2013	$6,269
2014	6,311
2015	6,355
2016	6,411
2017	6,444
2018 and thereafter	76,756

Total future payments	108,546
Less: amount representing interest	56,287

Present value of future minimum payments	52,259
Less: current portion	1,091

Long-term portion	$51,168

Partners' Capital and Partnership Distributions	3 Months Ended
Mar. 31, 2013
Partners' Capital and Partnership Distributions
Partners' Capital and Partnership Distributions

(9) Partners' Capital and Partnership Distributions

        The Partnership has two types of partnership interests outstanding at March 31, 2013:

  •
  common units; and

  •
  a general partner interest, which is not entitled to any distributions, and which is held by the general partner.

        At March 31, 2013, the Partnership had a total of 147,600,000 common units issued and outstanding, of which 120,000,000 common units were owned by CVR Refining Holdings, a wholly-owned subsidiary of CVR Energy, representing approximately 81% of the total Partnership units outstanding.

        The board of directors of the Partnership's general partner has adopted a policy for the Partnership to distribute all available cash generated on a quarterly basis. Available cash for the quarter ended March 31, 2013 has been calculated for the period after the closing of the offering on January 23, 2013 through March 31, 2013. Cash distributions will be made to the common unitholders of record on the applicable record date, generally within 60 days after the end of each quarter. Available cash for each quarter will be determined by the board of directors of the general partner following the end of such quarter. Available cash for each quarter will generally equal Adjusted EBITDA reduced for cash needed for debt service, reserves for environmental and maintenance capital expenditures, reserves for future major scheduled turnaround expenses and, to the extent applicable, reserves for future operating or capital needs that the board of directors of our general partner deems necessary or appropriate, if any. Available cash for distributions may be increased by previously established cash reserves, if any, at the discretion of the board of directors of our general partner.

        See Note 17 ("Subsequent Events") concerning distributions declared on April 30, 2013 for the three month period ended March 31, 2013.

Net Income per Common Unit	3 Months Ended
Mar. 31, 2013
Net Income per Common Unit
Net Income per Common Unit

(10) Net Income per Common Unit

        The net income per unit figures on the Condensed Consolidated and Combined Statements of Operations are based on the net income of the Partnership after the closing of the offering on January 23, 2013 through March 31, 2013, since this is the amount of net income that is attributable to the newly issued common units.

        The Partnership's net income is allocated wholly to the common units as the general partner does not have an economic interest.

        Basic and diluted net income per common unit is calculated by dividing net income by the weighted-average number of common units outstanding during the period and, when applicable, give effect to unvested common units granted under the CVR Refining LTIP. No common units were issued or outstanding under the CVR Refining LTIP during the period.

        The following table illustrates the Partnership's calculation of net income per common unit (in thousands, except per unit information):

January 23, 2013 to March 31, 2013
Net income (from the closing of the offering on January 23, 2013 to March 31, 2013)	$197,528
Net income per common unit, basic	$1.34
Net income per common unit, diluted	$1.34
Weighted-average common units outstanding, basic	147,600,000
Weighted-average common units outstanding, diluted	147,600,000

Income Taxes	3 Months Ended
Mar. 31, 2013
Income Taxes
Income Taxes

(11) Income Taxes

        CVR Refining is treated as a partnership for U.S. federal income tax purposes. Generally, each common unitholder is required to take into account its respective share of CVR Refining's income, gains, loss and deductions. The Partnership is not subject to income taxes, except for a franchise tax in the state of Texas. The income tax liability of the common unitholders is not reflected in the condensed consolidated and combined financial statements of the Partnership.

Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies
Commitments and Contingencies

(12) Commitments and Contingencies

        The minimum required payments for CVR Refining's operating lease agreements and unconditional purchase obligations are as follows:

	Operating Leases	Unconditional Purchase Obligations(1)
	(in thousands)
Nine months ended December 31, 2013	$2,208	$84,334

Year Ending December 31,
2014	2,277	105,485
2015	1,450	94,569
2016	987	87,527
2017	268	86,248
Thereafter	316	920,428

	$7,506	$1,378,591

(1)
This amount includes approximately $993.9 million payable ratably over eighteen years pursuant to petroleum transportation service agreements between CRRM and TransCanada Keystone Pipeline, LP ("TransCanada"). Under the agreements, CRRM receives transportation of at least 25,000 barrels per day of crude oil with a delivery point at Cushing, Oklahoma for a term of twenty years on TransCanada's Keystone pipeline system. CRRM began receiving crude oil under the agreements in the first quarter of 2011.

        CVR Refining leases various equipment and real properties under long-term operating leases expiring at various dates. For the three months ended March 31, 2013 and 2012 lease expense totaled approximately $0.8 million and $0.7 million, respectively. The lease agreements have various remaining terms. Some agreements are renewable, at CVR Refining's option, for additional periods. It is expected, in the ordinary course of business, that leases will be renewed or replaced as they expire. Additionally, in the normal course of business, the Partnership has long-term commitments to purchase storage capacity and pipeline transportation services.

  Crude Oil Supply Agreement

        On August 31, 2012, CRRM and Vitol Inc. ("Vitol"), entered into an Amended and Restated Crude Oil Supply Agreement (the "Vitol Agreement"). The Vitol Agreement amends and restates the Crude Oil Supply Agreement between CRRM and Vitol dated March 30, 2011, as amended (the "Previous Supply Agreement"). Under the Vitol Agreement, Vitol supplies the Partnership's refineries with crude oil and intermediation logistics, which helps to reduce the Partnership's inventory position and mitigate crude oil pricing risk.

        The Vitol Agreement has an initial term commencing on August 31, 2012 and extending through December 31, 2014 (the "Initial Term"). Following the Initial Term, the Vitol Agreement will automatically renew for successive one-year terms (each such term, a "Renewal Term") unless either party provides the other with notice of nonrenewal at least 180 days prior to expiration of the Initial Term or any Renewal Term. Notwithstanding the foregoing, CRRM has an option to terminate the Vitol Agreement effective December 31, 2013 by providing written notice of termination to Vitol on or before May 1, 2013.

  Litigation

        From time to time, CVR Refining is involved in various lawsuits arising in the normal course of business, including matters such as those described below under "Environmental, Health, and Safety ("EHS") Matters." Liabilities related to such litigation are recognized when the related costs are probable and can be reasonably estimated. These provisions are reviewed at least quarterly and adjusted to reflect the impacts of negotiations, settlements, rulings, advice of legal counsel, and other information and events pertaining to a particular case. It is possible that management's estimates of the outcomes will change due to uncertainties inherent in litigation and settlement negotiations. In the opinion of management, the ultimate resolution of any other litigation matters is not expected to have a material adverse effect on the accompanying condensed consolidated and combined financial statements. There can be no assurance that management's beliefs or opinions with respect to liability for potential litigation matters are accurate.

        In May 2010, separate groups of plaintiffs (the "Anstine and Arrow cases") filed two lawsuits against CRRM and other defendants in state court in Oklahoma and Kansas. Both lawsuits were removed to federal court and were then transferred to the Bankruptcy Court for the United States District Court for the District of Delaware. The Anstine and Arrow cases allege the respective plaintiffs sold crude oil to a group of companies, which generally are known as SemCrude or SemGroup (collectively, "Sem"), which later declared bankruptcy and that Sem has not paid such plaintiffs for all of the crude oil purchased from Sem. Both lawsuits seek the same remedy, the imposition of a trust, an accounting and the return of crude oil or the proceeds therefrom. In February 2013, CRRM agreed to a settlement in the Anstine and Arrow cases. The settlement did not have a material adverse effect on the condensed consolidated and combined financial statements.

        On December 17, 2012, Gary Community Investment Company, F/K/A The Gary-Williams Company and GWEC Holding Company, Inc. (referred to herein collectively as "Gary-Williams") filed a lawsuit in the Supreme Court of New York, New York County (Gary Community Investment Co. v. CVR Energy, Inc., No. 654401/12) against CVR Energy and CRLLC (referred to collectively for purposes of this paragraph as "CVR"). The action arises out of claims relating to CVR's purchase of the Wynnewood, Oklahoma refinery pursuant to the Purchase and Sale Agreement entered into by the parties on November 2, 2011 (the "Purchase Agreement"). Specifically, CVR provided notice to Gary-Williams that it sought indemnification for various breaches of the Purchase Agreement and subsequently made a claim notice for payment of the entire escrow property pursuant to the Escrow Agreement by an among Gary-Williams, CRLLC, and the escrow agent, dated as of December 15, 2011. Gary-Williams, in its lawsuit, alleges that CVR breached the Purchase Agreement and the Escrow Agreement, and is seeking a declaratory judgment that CVR's claims are without any legal basis, damages in an unspecified amount, and release of the full amount of the escrow property to Gary-Williams.

  Flood, Crude Oil Discharge and Insurance

        Crude oil was discharged from CVR Refining's Coffeyville refinery on July 1, 2007, due to the short amount of time available to shut down and secure the refinery in preparation for the flood that occurred on June 30, 2007. In connection with the discharge, CVR Refining received in May 2008, notices of claims from sixteen private claimants under the Oil Pollution Act ("OPA") in an aggregate amount of approximately $4.4 million (plus punitive damages). In August 2008, those claimants filed suit against CVR Refining in the United States District Court for the District of Kansas in Wichita (the "Angleton Case"). In October 2009 and June 2010, companion cases to the Angleton Case were filed in the United States District Court for the District of Kansas in Wichita, seeking a total of approximately $3.2 million (plus punitive damages) for three additional plaintiffs as a result of the July 1, 2007 crude oil discharge. CVR Refining has settled all of the claims with the plaintiffs from the Angleton Case and has settled all of the claims except for one of the plaintiffs from the companion cases. The settlements did not have a material adverse effect on the condensed consolidated and combined financial statements. CVR Refining believes that the resolution of the remaining claim will not have a material adverse effect on the condensed consolidated and combined financial statements.

        On October 25, 2010, CVR Refining received a letter from the United States Coast Guard on behalf of the U.S. Environmental Protection Agency (the "EPA") seeking approximately $1.8 million in oversight cost reimbursement. CVR Refining responded by asserting defenses to the Coast Guard's claim for oversight costs. On September 23, 2011, the United States Department of Justice ("DOJ"), acting on behalf of the EPA and the United States Coast Guard, filed suit against CRRM in the United States District Court for the District of Kansas seeking recovery from CRRM related to alleged non-compliance with the Clean Air Act's Risk Management Program ("RMP"), the Clean Water Act ("CWA") and the OPA. CRRM has reached an agreement with the DOJ resolving its claims under CWA and OPA. The agreement is memorialized in a Consent Decree that was filed and approved with the court on February 12, 2013 and March 25, 2013, respectively (the "2013 Consent Decree"). On April 19, 2013, CRRM paid a civil penalty plus accrued interest in the amount of $0.6 million for CWA violations and reimbursed the Coast Guard for oversight costs under OPA in the amount of $1.7 million. The 2013 Consent Decree also requires CRRM to make small capital upgrades to the Coffeyville refinery crude oil tank farm, develop flood procedures and provide employee training. The parties are negotiating an agreement to settle DOJ's RMP claims. Any liability to DOJ related to the RMP claims is not expected to be material.

        CVR Refining is seeking insurance coverage for this release and for the ultimate costs for remediation and third-party property damage claims. On July 10, 2008, CRRM filed a lawsuit in the United States District Court for the District of Kansas against certain of its environmental insurance carriers requesting insurance coverage indemnification for the June/July 2007 flood and crude oil discharge losses. Each insurer reserved its rights under various policy exclusions and limitations and cited potential coverage defenses. Although the Court has now issued summary judgment opinions that eliminate the majority of the insurance defendants' reservations and defenses, CVR Refining cannot be certain of the ultimate amount or timing of such recovery because of the difficulty inherent in projecting the ultimate resolution of the claims. CVR Refining has received $25.0 million of insurance proceeds under its primary environmental liability insurance policy which constitutes full payment of the primary pollution liability policy limit.

        The lawsuit with the insurance carriers under the environmental policies remains the only unsettled lawsuit with the insurance carriers related to these events.

  Environmental, Health, and Safety ("EHS") Matters

        CRRM, CRCT, CRT and WRC are subject to various stringent federal, state, and local EHS rules and regulations. Liabilities related to EHS matters are recognized when the related costs are probable and can be reasonably estimated. Estimates of these costs are based upon currently available facts, existing technology, site-specific costs, and currently enacted laws and regulations. In reporting EHS liabilities, no offset is made for potential recoveries.

        CRRM, CRCT, WRC and CRT own and/or operate manufacturing and ancillary operations at various locations directly related to petroleum refining and distribution. Therefore, CRRM, CRCT, WRC and CRT have exposure to potential EHS liabilities related to past and present EHS conditions at these locations. Under the Comprehensive Environmental Response, Compensation, and Liability Act ("CERCLA"), the Resource Conservation and Recovery Act ("RCRA"), and related state laws, certain persons may be liable for the release or threatened release of hazardous substances. These persons include the current owner or operator of property where a release or threatened release occurred, any persons who owned or operated the property when the release occurred, and any persons who disposed of, or arranged for the transportation or disposal of, hazardous substances at a contaminated property. Liability under CERCLA is strict, and under certain circumstances, joint and several, so that any responsible party may be held liable for the entire cost of investigating and remediating the release of hazardous substances. Similarly, the OPA generally subjects owners and operators of facilities to strict, joint and several liability for all containment and clean-up costs, natural resource damages, and potential governmental oversight costs arising from oil spills into the waters of the United States.

        CRRM and CRT have agreed to perform corrective actions at the Coffeyville, Kansas refinery and the now-closed Phillipsburg, Kansas terminal facility, pursuant to Administrative Orders on Consent issued under RCRA to address historical contamination by the prior owners (RCRA Docket No. VII-94-H-0020 and Docket No. VII-95-H-011, respectively). As of March 31, 2013 and December 31, 2012, environmental accruals of approximately $2.2 million and $2.3 million, respectively, were reflected in the Condensed Consolidated Balance Sheets for probable and estimated costs for remediation of environmental contamination under the RCRA Administrative Orders, for which approximately $0.6 million and $0.7 million, respectively, are included in other current liabilities. The Partnership's accruals were determined based on an estimate of payment costs through 2031, for which the scope of remediation was arranged with the EPA, and were discounted at the appropriate risk free rates at March 31, 2013 and December 31, 2012, respectively. The accruals include estimated closure and post-closure costs of approximately $0.8 million for two landfills at March 31, 2013 and December 31, 2012. The estimated future payments for these required obligations are as follows:

Amount
(in thousands)
Nine months ending December 31, 2013	$533

Year Ending December 31,
2014	340
2015	190
2016	132
2017	114
Thereafter	1,068

Undiscounted total	2,377

Less amounts representing interest at 1.62%	219

Accrued environmental liabilities at March 31, 2013	$2,158

        Management periodically reviews and, as appropriate, revises its environmental accruals. Based on current information and regulatory requirements, management believes that the accruals established for environmental expenditures are adequate.

        CRRM, CRCT, WRC and CRT are subject to extensive and frequently changing federal, state and local, environmental and health and safety laws and regulations governing the emission and release of hazardous substances into the environment, the treatment and discharge of waste water, the storage, handling, use and transportation of petroleum and the characteristics and composition of gasoline and diesel fuels. The ultimate impact of complying with evolving laws and regulations is not always clearly known or determinable due in part to the fact that our operations may change over time and certain implementing regulations for laws, such as the federal Clean Air Act, have not yet been finalized, are under governmental or judicial review or are being revised. These laws and regulations could result in increased capital, operating and compliance costs.

        In 2007, the EPA promulgated the Mobile Source Air Toxic II ("MSAT II") rule that requires the reduction of benzene in gasoline by 2011. CRRM and WRC are considered to be small refiners under the MSAT II rule and compliance with the rule is extended until 2015 for small refiners. However, the change in control resulting from the IEP Acquisition in 2012 triggered the loss of small refiner status. Accordingly, the MSAT II projects have been accelerated by three months. Capital expenditures to comply with the rule are expected to be approximately $59.0 million for CRRM and $94.0 million for WRC.

        CVR Refining is subject to the Renewable Fuel Standard ("RFS") which requires refiners to blend "renewable fuels" in with their transportation fuels or purchase renewable energy credits, known as renewable identification numbers ("RINs"), in lieu of blending. The EPA is required to determine and publish the applicable annual renewable fuel percentage standards for each compliance year by November 30 for the forthcoming year. The percentage standards represent the ratio of renewable fuel volume to gasoline and diesel volume. In 2013, about 9.6% of all transportation fuel is required to be "renewable fuel". Beginning in 2011, the Coffeyville refinery was required to blend renewable fuels into its gasoline and diesel fuel or purchase RINs in lieu of blending, and in 2013, the Wynnewood refinery was required to comply. From time to time, CVR Refining may purchase RINs on the open market or waiver credits for cellulosic biofuels from the EPA in order to comply with RFS. While CVR Refining cannot predict the future prices of RINs or waiver credits, the cost of purchasing RINs has been extremely volatile and has significantly increased over the last year. If CVR Refining is unable to pass the costs of compliance with RFS on to its customers, if sufficient RINs are unavailable for purchase at times when CVR Refining seeks to purchase RINs, if CVR Refining has to pay a significant higher price for RINs or if CVR Refining is subject to penalties as a result of delays in its ability to timely deliver RINs to the EPA, its business, financial condition and results of operations could be materially adversely affected.

        In 2013, the EPA proposed "Tier 3" gasoline sulfur standards. Based on the proposed standards, CRRM anticipates it will incur less than $20.0 million of capital expenditures to install controls in order to meet the anticipated new standards. The project is expected to be completed during the Coffeyville refinery's next scheduled turnaround in 2016. It is not anticipated that the Wynnewood refinery will require additional controls or capital expenditures to meet the anticipated new standard.

        In March 2004, CRRM and CRT entered into a Consent Decree (the "2004 Consent Decree") with the EPA and the Kansas Department of Health and Environment (the "KDHE") to resolve air compliance concerns raised by the EPA and KDHE related to Farmland Industries Inc.'s prior ownership and operation of the Coffeyville crude oil refinery and the now-closed Phillipsburg terminal facilities. Under the 2004 Consent Decree, CRRM agreed to install controls to reduce emissions of sulfur dioxide, nitrogen oxides and particulate matter from its FCCU by January 1, 2011. In addition, pursuant to the 2004 Consent Decree, CRRM and CRT assumed clean-up obligations at the Coffeyville refinery and the now-closed Phillipsburg terminal facilities.

        In March 2012, CRRM entered into a "Second Consent Decree" with the EPA, which replaces the 2004 Consent Decree, as amended (other than certain financial assurance provisions associated with corrective action at the refinery and terminal under RCRA). The Second Consent Decree gives CRRM more time to install the FCCU controls from the 2004 Consent Decree and expands the scope of the settlement so that it is now considered a "global settlement" under the EPA's "National Petroleum Refining Initiative." Under the National Petroleum Refining Initiative, the EPA identified industry-wide non-compliance with four "marquee" issues under the Clean Air Act: New Source Review, Flaring, Leak Detection and Repair, and Benzene Waste Operations NESHAP. The National Petroleum Refining Initiative has resulted in most U.S. refineries (representing more than 90% of the US refining capacity) entering into consent decrees imposing civil penalties and requiring the installation of pollution control equipment and enhanced operating procedures. Under the Second Consent Decree, the Partnership was required to pay a civil penalty of approximately $0.7 million and complete the installation of FCCU controls required under the 2004 Consent Decree, add controls to certain heaters and boilers and enhance certain work practices relating to wastewater and fugitive emissions. The remaining costs of complying with the Second Consent Decree are expected to be approximately $41.0 million, of which approximately $39.0 million is expected to consist of capital expenditures for air pollution control equipment. CRRM also agreed to complete a voluntary environmental project that will reduce air emissions and conserve water at an estimated cost of approximately $1.2 million. Additional incremental capital expenditures associated with the Second Consent Decree will not be material and will be limited primarily to the retrofit and replacement of heaters and boilers over a five to seven year timeframe. The Second Consent Decree was entered by the U.S. District Court for the District of Kansas on April 19, 2012.

        WRC's refinery has not entered into a global settlement with the EPA and the Oklahoma Department of Environmental Quality (the "ODEQ") under the National Petroleum Refining Initiative, although it had discussions with the EPA and the ODEQ about doing so. Instead, WRC entered into a Consent Order with the ODEQ in August 2011 (the "Wynnewood Consent Order"). The Wynnewood Consent Order addresses some, but not all, of the traditional marquee issues under the National Petroleum Refining Initiative and addresses certain historic Clean Air Act compliance issues that are generally beyond the scope of a traditional global settlement. Under the Wynnewood Consent Order, WRC paid a civil penalty of $950,000, and agreed to install certain controls, enhance certain compliance programs, and undertake additional testing and auditing. A substantial portion of the costs of complying with the Wynnewood Consent Order were expended during the last turnaround. The remaining costs are expected to be $2.0 million. In consideration for entering into the Wynnewood Consent Order, WRC received a release from liability from ODEQ for matters described in the ODEQ order.

        WRC has entered into a series of Clean Water Act consent orders with ODEQ. The latest Consent Order (the "CWA Consent Order"), which supersedes other consent orders, became effective in September 2011. The CWA Consent Order addresses alleged non-compliance by WRC with its Oklahoma Pollutant Discharge Elimination System permit limits. The CWA Consent Order requires WRC to take corrective action steps, including undertaking studies to determine whether the Wynnewood refinery's wastewater treatment plant capacity is sufficient. The Wynnewood refinery may need to install additional controls or make operational changes to satisfy the requirements of the CWA Consent Order. The cost of additional controls, if any, cannot be predicted at this time. However, based on our experience with wastewater treatment and controls, the Partnership does not anticipate that the costs of any required additional controls or operational changes would be material.

        Environmental expenditures are capitalized when such expenditures are expected to result in future economic benefits. For the three months ended March 31, 2013 and 2012, capital expenditures were approximately $22.2 million and $5.3 million, respectively, and were incurred to improve the environmental compliance and efficiency of the operations.

        CRRM, CRCT, WRC and CRT each believe it is in substantial compliance with existing EHS rules and regulations. There can be no assurance that the EHS matters described above or other EHS matters which may develop in the future will not have a material adverse effect on the business, financial condition, or results of operations.

  Wynnewood Refinery Incident

        On September 28, 2012, the Wynnewood refinery experienced an explosion in a boiler unit during start up after a short outage as part of the turnaround process. Two employees were fatally injured. Damage at the refinery was limited to the boiler. Additionally, there was no environmental impact. The refinery was in the final stages of shutdown for turnaround maintenance at the time of the incident. The Partnership has completed an internal investigation of the incident and continues to cooperate with OSHA and Oklahoma Department of Labor ("ODL") investigations. OSHA also conducted a general inspection of the facility during the boiler incident investigation. In March 2013, OSHA completed its investigation and communicated its citations to WRC. OSHA also placed WRC in its Severe Violators Enforcement Program ("SVEP"). WRC has filed its notice of contest against the citations, and will vigorously defend against the citations and OSHA's placement of WRC in the SVEP. WRC is in the process of reviewing the citations and no settlement has been reached. Any penalties associated with OSHA's citations are not expected to have a material adverse effect on the condensed consolidated and combined financial statements.

(12) Commitments and Contingencies

        The minimum required payments for CVR Refining's operating lease agreements and unconditional purchase obligations are as follows:

Year Ending December 31,	Operating Leases	Unconditional Purchase Obligations(1)
	(in thousands)
2013	$2,786	$112,943
2014	2,237	105,430
2015	1,407	94,514
2016	948	87,473
2017	229	86,189
Thereafter	233	919,024

	$7,840	$1,405,573

(1)
This amount includes approximately $1,007.8 million payable ratably over eighteen years pursuant to petroleum transportation service agreements between CRRM and TransCanada Keystone Pipeline, LP ("TransCanada"). Under the agreements, CRRM receives transportation of at least 25,000 barrels per day of crude oil with a delivery point at Cushing, Oklahoma for a term of twenty years on TransCanada's Keystone pipeline system. CRRM began receiving crude oil under the agreements in the first quarter of 2011.

        CVR Refining leases various equipment, including real properties under long-term operating leases expiring at various dates. For the years ended December 31, 2012, 2011 and 2010, lease expense totaled approximately $2.9 million, $1.4 million and $0.6, respectively. The lease agreements have various remaining terms. Some agreements are renewable, at CVR Refining's option, for additional periods. It is expected, in the ordinary course of business, that leases will be renewed or replaced as they expire.

        Additionally, in the normal course of business, CVR Refining has long-term commitments to purchase, storage capacity and pipeline transportation services. See below for further discussion and related expense of material long-term commitments.

        CRRM has a Pipeline Construction, Operation and Transportation Commitment Agreement with Plains Pipeline, L.P. ("Plains Pipeline") pursuant to which Plains Pipeline constructed a crude oil pipeline from Cushing, Oklahoma to Caney, Kansas. The term of the agreement expires on March 1, 2025. Pursuant to the agreement, CRRM transports approximately 80,000 barrels per day of its crude oil requirements for the Coffeyville refinery at a fixed charge per barrel for the first five years of the agreement and for the remaining fifteen years of the agreement, CRRM must transport all of its non-gathered crude oil up to the capacity of the pipeline. The rate is subject to a Federal Energy Regulatory Commission ("FERC") tariff and is subject to change on an annual basis per the agreement. Lease expense associated with this agreement and included in cost of product sold (exclusive of depreciation and amortization) for the years ended December 31, 2012, 2011 and 2010, totaled approximately $12.5 million, $9.8 million and $11.4 million, respectively.

        During 2005, CRRM entered into a Pipeage Contract with Mid-America Pipeline Company ("MAPL") pursuant to which CRRM agreed to ship a minimum quantity of NGLs on an inbound pipeline operated by MAPL between Conway, Kansas and Coffeyville, Kansas. Pursuant to the contract, CRRM is obligated to ship 2.0 million barrels ("Minimum Commitment") of NGLs per year at a fixed rate per barrel. All barrels above the Minimum Commitment are at a different fixed rate per barrel. The rates are subject to a tariff approved by the Kansas Corporation Commission ("KCC") and are subject to change throughout the term of this contract as ordered by the KCC. In 2011, MAPL filed an application with KCC to increase rates, as discussed in further detail below in the Litigation section. Lease expense associated with this contract agreement and included in cost of product sold (exclusive of depreciation and amortization) for the years ended December 31, 2012, 2011 and 2010, totaled approximately $3.5 million, $1.3 million and $2.4 million, respectively.

        During 2004, CRRM entered into a Transportation Services Agreement with CCPS Transportation, LLC ("CCPS") pursuant to which CCPS reconfigured an existing pipeline ("Spearhead Pipeline") to transport Canadian sourced crude oil to Cushing, Oklahoma. The agreement expires March 1, 2016. Pursuant to the agreement and pursuant to options for increased capacity which CRRM has exercised, CRRM is obligated to pay an incentive tariff, which is a fixed rate per barrel for a minimum of 10,000 barrels per day. Lease expense associated with this agreement included in cost of product sold (exclusive of depreciation and amortization) for the years ended December 31, 2012, 2011 and 2010, totaled approximately $6.1 million, $8.4 million and $16.6 million, respectively.

        During 2004, CRRM entered into a Terminalling Agreement with Plains Marketing, LP ("Plains") whereby CRRM has the exclusive storage rights for working storage, blending, and terminalling services at several Plains tanks in Cushing, Oklahoma. During 2007, CRRM entered into an Amended and Restated Terminalling Agreement with Plains that replaced the 2004 agreement. Pursuant to the Amended and Restated Terminalling Agreement, CRRM is obligated to pay fees on a minimum throughput volume commitment of 29.2 million barrels per year. Fees are subject to change annually based on changes in the Consumer Price Index ("CPI-U") and the Producer Price Index ("PPI-NG"). Expenses associated with this agreement, included in cost of product sold (exclusive of depreciation and amortization) for the years ended December 31, 2012, 2011 and 2010, totaled approximately $2.6 million, $2.4 million and $2.5 million, respectively. The original term of the Amended and Restated Terminalling Agreement expires December 31, 2014, but is subject to annual automatic extensions of one year beginning two years and one day following the effective date of the agreement, and successively every year thereafter unless either party elects not to extend the agreement. Concurrently with the above-described Amended and Restated Terminalling Agreement, CRRM entered into a separate Terminalling Agreement with Plains whereby CRRM has obtained additional exclusive storage rights for working storage and terminalling services at several Plains tanks in Cushing, Oklahoma. CRRM is obligated to pay Plains fees based on the storage capacity of the tanks involved, and such fees are subject to change annually based on changes in the Producer Price Index ("PPI-FG" and "PPI-NG"). Expenses associated with this Terminalling Agreement totaled approximately $3.4 million, $3.3 million and $3.1 million for 2012, 2011 and 2010, respectively. Select tanks covered by this agreement have been designated as delivery points for crude oil.

        During 2006, CRRM entered into a Lease Storage Agreement with Enterprise Crude Pipeline LLC ("Enterprise") (as successor in interest to TEPPCO Crude Pipeline, L.P.) whereby CRRM leases tank capacity at Enterprise's Cushing tank farm in Cushing, Oklahoma. In September 2006, CRRM exercised its option to increase the shell capacity leased at the facility subject to this agreement. Pursuant to the agreement, CRRM is obligated to pay a monthly per barrel fee regardless of the number of barrels of crude oil actually stored at the leased facilities. Expenses associated with this agreement included in cost of product sold (exclusive of depreciation and amortization) for the years ended December 31, 2012, 2011 and 2010, totaled approximately $2.4 million, $1.8 million and $1.3 million, respectively. CRRM and Enterprise entered into a new five-year lease agreement for the above-described tank capacity effective March 1, 2011.

        On October 10, 2008, CRRM entered into ten year agreements with Magellan Pipeline Company LP ("Magellan") that will allow for the transportation of an additional 20,000 barrels per day of refined fuels from CVR Refining's Coffeyville, Kansas refinery and the storage of refined fuels on the Magellan system. CRRM commenced usage of the capacity lease in December 2009 and the storage of refined fuels commenced in April 2010. Expenses associated with this agreement included in cost of product sold (exclusive of depreciation and amortization) for the years ended December 31, 2012, 2011 and 2010, totaled $2.1 million, $0.7 million and $0.6 million, respectively.

        On December 15, 2011, CVR Refining consummated the Wynnewood Acquisition, which resulted in the assumption of certain agreements. CVR Refining assumed a throughput and deficiency agreement with Excel Pipeline LLC that expires in 2020. Under the agreement, CVR Refining is obligated to pay a tariff fee on the minimum daily volume of crude oil or else pay for any deficiencies. Expenses associated with the throughput and deficiency agreement totaled $3.6 million for the year ended December 31, 2012.

  Crude Oil Supply Agreement

        On August 31, 2012, CRRM and Vitol Inc. ("Vitol"), entered into an Amended and Restated Crude Oil Supply Agreement (the "Vitol Agreement"). The Vitol Agreement amends and restates the Crude Oil Supply Agreement between CRRM and Vitol dated March 30, 2011, as amended (the "Previous Supply Agreement"). Under the agreement, Vitol supplies the petroleum business with crude oil and intermediation logistics, which helps to reduce the Partnership's inventory position and mitigate crude oil pricing risk.

        The Vitol Agreement has an initial term commencing on August 31, 2012 and extending through December 31, 2014 (the "Initial Term"). Following the Initial Term, the Vitol Agreement will automatically renew for successive one-year terms (each such term, a "Renewal Term") unless either party provides the other with notice of nonrenewal at least 180 days prior to expiration of the Initial Term or any Renewal Term. Notwithstanding the foregoing, CRRM has an option to terminate the Vitol Agreement effective December 31, 2013 by providing written notice of termination to Vitol on or before May 1, 2013.

  Litigation

        From time to time, CVR Refining is involved in various lawsuits arising in the normal course of business, including matters such as those described below under "Environmental, Health, and Safety ("EHS") Matters". Liabilities related to such litigation are recognized when the related costs are probable and can be reasonably estimated. These provisions are reviewed at least quarterly and adjusted to reflect the impacts of negotiations, settlements, rulings, advice of legal counsel, and other information and events pertaining to a particular case. It is possible that management's estimates of the outcomes will change within the next year due to uncertainties inherent in litigation and settlement negotiations. In the opinion of management, the ultimate resolution of any other litigation matters is not expected to have a material adverse effect on the accompanying consolidated and combined financial statements. There can be no assurance that management's beliefs or opinions with respect to liability for potential litigation matters are accurate.

        Samson Resources Company, Samson Lone Star, LLC and Samson Contour Energy E&P, LLC (together, "Samson") filed fifteen lawsuits in federal and state courts in Oklahoma and two lawsuits in state courts in New Mexico against CRRM and other defendants between March 2009 and July 2009. In addition, in May 2010, separate groups of plaintiffs (the "Anstine and Arrow cases") filed two lawsuits against CRRM and other defendants in state court in Oklahoma and Kansas. All of the lawsuits filed in state court were removed to federal court. All of the lawsuits (except for the New Mexico suits, which remained in federal court in New Mexico) were then transferred to the Bankruptcy Court for the United States District Court for the District of Delaware, where the SemGroup bankruptcy resides. In March 2011, CRRM was dismissed without prejudice from the New Mexico suits. All of the lawsuits allege that Samson or other respective plaintiffs sold crude oil to a group of companies, which generally are known as SemCrude or SemGroup (collectively, "Sem"), which later declared bankruptcy and that Sem has not paid such plaintiffs for all of the crude oil purchased from Sem. The Samson lawsuits further allege that Sem sold some of the crude oil purchased from Samson to J. Aron & Company ("J. Aron") and that J. Aron sold some of this crude oil to CRRM. All of the lawsuits seek the same remedy, the imposition of a trust, an accounting and the return of crude oil or the proceeds therefrom. The amount of the plaintiffs' alleged claims is unknown since the price and amount of crude oil sold by the plaintiffs and eventually received by CRRM through Sem and J. Aron, if any, is unknown. CRRM timely paid for all crude oil purchased from J. Aron. On January 26, 2011, CRRM and J. Aron entered into an agreement whereby J. Aron agreed to indemnify and defend CRRM from any damage, out-of-pocket expense or loss in connection with any crude oil involved in the lawsuits which CRRM purchased through J. Aron, and J. Aron agreed to reimburse CRRM's prior attorney fees and out-of-pocket expenses in connection with the lawsuits. The indemnification agreement does not provide reimbursement for any damages that CRRM may be liable for in connection with any purchases it made directly from Sem. Samson and CRRM entered a stipulation of dismissal with respect to all of the Samson cases and the Samson cases were dismissed with prejudice on February 8, 2012. In February 2013, CRRM agreed to a settlement in the Anstine and Arrow cases. The settlement will not have a material adverse effect on the consolidated and combined financial statements.

        On December 17, 2012, Gary Community Investment Company, F/K/A The Gary-Williams Company and GWEC Holding Company, Inc. (referred to herein collectively as "Gary-Williams") filed a lawsuit in the Supreme Court of New York, New York County (Gary Community Investment Co. v. CVR Energy, Inc., No. 654401/12) against CVR Energy and CRLLC (referred to collectively for purposes of this paragraph as "CVR"). The action arises out of claims relating to CVR's purchase of the Wynnewood, Oklahoma refinery pursuant to the Purchase and Sale Agreement entered into by the parties on November 2, 2011 (the "Purchase Agreement"). Specifically, CVR provided notice to Gary-Williams that it sought indemnification for various breaches of the Purchase Agreement and subsequently made a claim notice for payment of the entire escrow property pursuant to the Escrow Agreement by an among Gary-Williams, CRLLC, and the escrow agent, dated as of December 15, 2011. Gary-Williams, in its lawsuit, alleges that CVR breached the Purchase Agreement and the Escrow Agreement, and is seeking a declaratory judgment that CVR's claims are without any legal basis, damages in an unspecified amount, and release of the full amount of the escrow property to Gary-Williams.

        On July 25, 2011, Mid-America Pipeline Company, LLC ("MAPL") filed an application with the Kansas Corporation Commission ("KCC") for the purpose of establishing rates ("New Rates") effective October 1, 2011 for pipeline transportation service on MAPL's liquids pipelines running between Conway, Kansas and Coffeyville, Kansas ("Inbound Line") and between Coffeyville, Kansas and El Dorado, Kansas ("Outbound Line"). CRRM ships refined fuels on the Outbound Line ships natural gas liquids on the Inbound Line. On April 3, 2012, the parties entered into a Settlement Agreement which resolved the rate dispute both at the KCC and at the U.S. Federal Energy Regulatory Commission ("FERC"). Among other provisions, the Settlement Agreement provides for pipeage contracts to be entered into between the parties with rates ("Settlement Rates") to be established for an initial one year period. The Settlement Rates consist of two components, a base rate and a pipeline integrity cost recovery rate along with an annual take or pay minimum transportation quantity. The Settlement Rate on the Inbound Line was effective April 1, 2012 and the Settlement Rate on the Outbound Line was effective June 1, 2012. Prior to the end of the initial one year term of the pipeage contracts, and prior to the end of each annual period thereafter until the tenth anniversary of each of the two pipeage contracts, MAPL will provide its estimate of pipeline integrity costs for the upcoming annual period and CRRM may either agree to pay a rate for such upcoming annual period which includes a recovery rate component sufficient to collect such pipeline integrity costs for such upcoming annual period subject to true-up to actual costs at the end of the annual period. FERC rates will be the same as the KCC rates.

        Coffeyville Resources Nitrogen Fertilizers, LLC ("CRNF") is an affiliate of CRRM. On February 25, 2013, Montgomery County and CRNF agreed to a settlement for tax years 2009 through 2012 which, among other things, generally provides that the nitrogen fertilizer plant will be appraised at a total value of $35.0 million for tax years 2013 through 2016 which will lower CRNF's property taxes by about $10.5 million per year based on current mill levy rates. In addition, on February 25, 2013, CRRM also agreed to a settlement with Montgomery County that generally provides the Coffeyville refinery will be appraised at a total value of $160.0 million for tax years 2013 through 2016. This is a continuation of the settlement CRRM has had with Montgomery County for tax years 2007 through 2012.

  Flood, Crude Oil Discharge and Insurance

        Crude oil was discharged from CVR Refining's Coffeyville refinery on July 1, 2007, due to the short amount of time available to shut down and secure the refinery in preparation for the flood that occurred on June 30, 2007. In connection with the discharge, CVR Refining received in May 2008, notices of claims from sixteen private claimants under the Oil Pollution Act ("OPA") in an aggregate amount of approximately $4.4 million (plus punitive damages). In August 2008, those claimants filed suit against CVR Refining in the United States District Court for the District of Kansas in Wichita (the "Angleton Case"). In October 2009 and June 2010, companion cases to the Angleton Case were filed in the United States District Court for the District of Kansas in Wichita, seeking a total of approximately $3.2 million (plus punitive damages) for three additional plaintiffs as a result of the July 1, 2007 crude oil discharge. CVR Refining has settled all of the claims with the plaintiffs from the Angleton Case and has settled all of the claims except for one of the plaintiffs from the companion cases. The settlements did not have a material adverse effect on the consolidated and combined financial statements. CVR Refining believes that the resolution of the remaining claim will not have a material adverse effect on the consolidated and combined financial statements.

        As a result of the crude oil discharge that occurred on July 1, 2007, CVR Refining entered into an administrative order on consent (the "Consent Order") with the EPA on July 10, 2007. As set forth in the Consent Order, the U.S. Environmental Protection Agency (the "EPA") concluded that the discharge of crude oil from CVR Refining's Coffeyville refinery caused an imminent and substantial threat to the public health and welfare. Pursuant to the Consent Order, CVR Refining agreed to perform specified remedial actions to respond to the discharge of crude oil from CVR Refining's refinery. The substantial majority of all required remedial actions were completed by January 31, 2009. CVR Refining prepared and provided its final report to the EPA in January 2011 to satisfy the final requirement of the Consent Order. In April 2011, the EPA provided CVR Refining with a notice of completion indicating that CVR Refining has no continuing obligations under the Consent Order, while reserving its rights to recover oversight costs and penalties.

        On October 25, 2010, CVR Refining received a letter from the United States Coast Guard on behalf of the EPA seeking approximately $1.8 million in oversight cost reimbursement. CVR Refining responded by asserting defenses to the Coast Guard's claim for oversight costs. On September 23, 2011, the United States Department of Justice ("DOJ"), acting on behalf of the EPA and the United States Coast Guard, filed suit against CRRM in the United States District Court for the District of Kansas seeking recovery from CRRM related to alleged non-compliance with the Clean Air Act's Risk Management Program ("RMP"), the Clean Water Act ("CWA") and the OPA. (See "Environmental, Health and Safety ("EHS") Matters" below.) CRRM has reached an agreement with the DOJ resolving its claims under CWA and OPA. The agreement is memorialized in a Consent Decree that was filed with the Court on February 12, 2013 (the "2013 Consent Decree"). CRRM will pay a civil penalty in the amount of $0.6 million for CWA violations and reimburse the Coast Guard for oversight costs under OPA in the amount of $1.7 million. The 2013 Consent Decree also requires CRRM to make upgrades to the Coffeyville refinery, including flood control measures, the installation of river modeling and monitoring procedures, the implementation of a wet weather plan and training employees on proper shutdown procedures during a flood. The parties also reached an agreement to settle DOJ's RMP claims, but DOJ has re-opened the negotiations. Any liability to DOJ related to the RMP claims is not expected to be material.

        CVR Refining is seeking insurance coverage for this release and for the ultimate costs for remediation and third-party property damage claims. On July 10, 2008, CRRM filed a lawsuit in the United States District Court for the District of Kansas against certain of its environmental insurance carriers requesting insurance coverage indemnification for the June/July 2007 flood and crude oil discharge losses. Each insurer reserved its rights under various policy exclusions and limitations and cited potential coverage defenses. Although the Court has now issued summary judgment opinions that eliminate the majority of the insurance defendants' reservations and defenses, CVR Refining cannot be certain of the ultimate amount or timing of such recovery because of the difficulty inherent in projecting the ultimate resolution of the claims. CVR Refining has received $25.0 million of insurance proceeds under its primary environmental liability insurance policy which constitutes full payment of the primary pollution liability policy limit.

        The lawsuit with the insurance carriers under the environmental policies remains the only unsettled lawsuit with the insurance carriers related to these events.

Environmental, Health, and Safety ("EHS") Matters

        CRRM, CRCT, CRT and WRC are subject to various stringent federal, state, and local EHS rules and regulations. Liabilities related to EHS matters are recognized when the related costs are probable and can be reasonably estimated. Estimates of these costs are based upon currently available facts, existing technology, site-specific costs, and currently enacted laws and regulations. In reporting EHS liabilities, no offset is made for potential recoveries.

        CRRM, CRCT, WRC and CRT own and/or operate manufacturing and ancillary operations at various locations directly related to petroleum refining and distribution. Therefore, CRRM, CRCT, WRC and CRT have exposure to potential EHS liabilities related to past and present EHS conditions at these locations. Under the Comprehensive Environmental Response, Compensation, and Liability Act ("CERCLA"), the Resource Conservation and Recovery Act ("RCRA"), and related state laws, certain persons may be liable for the release or threatened release of hazardous substances. These persons include the current owner or operator of property where a release or threatened release occurred, any persons who owned or operated the property when the release occurred, and any persons who disposed of, or arranged for the transportation or disposal of, hazardous substances at a contaminated property. Liability under CERCLA is strict, and under certain circumstances, joint and several, so that any responsible party may be held liable for the entire cost of investigating and remediating the release of hazardous substances. Similarly, the OPA generally subjects owners and operators of facilities to strict, joint and several liability for all containment and clean-up costs, natural resource damages, and potential governmental oversight costs arising from oil spills into the waters of the United States.

        CRRM and CRT have agreed to perform corrective actions at the Coffeyville, Kansas refinery and the now-closed Phillipsburg, Kansas terminal facility, pursuant to Administrative Orders on Consent issued under the RCRA to address historical contamination by the prior owners (RCRA Docket No. VII-94-H-0020 and Docket No. VII-95-H-011, respectively). As of December 31, 2012 and 2011, environmental accruals of approximately $2.3 million and $1.9 million, respectively, were reflected in the Consolidated and Combined Balance Sheets for probable and estimated costs for remediation of environmental contamination under the RCRA Administrative Orders, for which approximately $0.7 million and $0.5 million, respectively, are included in other current liabilities. Accruals were determined based on an estimate of payment costs through 2031, for which the scope of remediation was arranged with the EPA, and were discounted at the appropriate risk free rates at December 31, 2012 and 2011, respectively. The accruals include estimated closure and post-closure costs of approximately $0.8 million and $0.9 million for two landfills at December 31, 2012 and 2011, respectively. The estimated future payments for these required obligations are as follows:

Year Ending December 31,	Amount
(in thousands)
2013	$724
2014	334
2015	184
2016	127
2017	109
Thereafter	1,056

Undiscounted total	2,534
Less amounts representing interest at 1.47%	210

Accrued environmental liabilities at December 31, 2012	$2,324

        Management periodically reviews and, as appropriate, revises its environmental accruals. Based on current information and regulatory requirements, management believes that the accruals established for environmental expenditures are adequate.

        CRRM, CRCT, WRC and CRT are subject to extensive and frequently changing federal, state and local, environmental and health and safety laws and regulations governing the emission and release of hazardous substances into the environment, the treatment and discharge of waste water, the storage, handling, use and transportation of petroleum and the characteristics and composition of gasoline and diesel fuels. The ultimate impact of complying with evolving laws and regulations is not always clearly known or determinable due in part to the fact that our operations may change over time and certain implementing regulations for laws, such as the federal Clean Air Act, have not yet been finalized, are under governmental or judicial review or are being revised. These laws and regulations could result in increased capital, operating and compliance costs.

        In 2007, the EPA promulgated the Mobile Source Air Toxic II ("MSAT II") rule that requires the reduction of benzene in gasoline by 2011. CRRM and WRC are considered to be small refiners under the MSAT II rule and compliance with the rule is extended until 2015 for small refiners. However, the change in control resulting from the Icahn Enterprises acquisition in 2012 triggered the loss of small refiner status. Accordingly, the MSAT II projects have been accelerated by three months. Capital expenditures to comply with the rule are expected to be approximately $59.0 million for CRRM and $94.0 million for WRC.

        CVR Refining is subject to the Renewable Fuel Standard ("RFS") which requires refiners to blend "renewable fuels" in with their transportation fuels or purchase renewable energy credits known as renewable identification numbers ("RINs") in lieu of blending. The EPA is required to determine and publish the applicable annual renewable fuel percentage standards for each compliance year by November 30 for the forthcoming year. The percentage standards represent the ratio of renewable fuel volume to gasoline and diesel volume. In 2012, about 9% of all fuel used was required to be "renewable fuel." About 9.6% of all transportation fuel is required to be "renewable fuel" in 2013. Due to mandates in the RFS requiring increasing volumes of renewable fuels to replace petroleum products in the U.S. motor fuel market, there may be a decrease in demand for petroleum products. The petroleum business currently purchases RINs for some fuel categories on the open market as well as waiver credits for cellulosic biofuels from the EPA, in order to comply with RFS. Beginning in 2011, the Coffeyville refinery was required to blend renewable fuels into its gasoline and diesel fuel or purchase RINs in lieu of blending. The Wynnewood refinery is required to comply beginning in 2013. In the future, the petroleum business likely will be required to purchase additional RINs on the open market or waiver credits from the EPA to comply with RFS. The petroleum business cannot predict the future prices of RINs or waiver credits, but the costs to obtain the necessary number of RINs and waiver credits could likely be material. Additionally, the Coffeyville and Wynnewood refineries may be impacted by increased operating expenses and production costs to meet the mandated renewable fuel volumes to the extent that these increased costs cannot be passed on to the consumers.

        The EPA is expected to propose "Tier 3" gasoline sulfur standards in 2013. If the EPA were to propose a standard at the level currently being discussed in the pre-proposal phase by the EPA, CRRM will need to make capital expenditures and install controls in order to meet the anticipated new standard. It is not anticipated that the Wynnewood refinery would require additional controls or capital expenditures to meet the anticipated new standard. The Company does not believe that costs associated with the EPA's proposed Tier 3 rule will be material.

        In March 2004, CRRM and CRT entered into a Consent Decree (the "2004 Consent Decree") with the EPA and the Kansas Department of Health and Environment (the "KDHE") to resolve air compliance concerns raised by the EPA and KDHE related to Farmland Industries Inc.'s prior ownership and operation of the Coffeyville crude oil refinery and the now-closed Phillipsburg terminal facilities. Under the 2004 Consent Decree, CRRM agreed to install controls to reduce emissions of sulfur dioxide, nitrogen oxides and particulate matter from its FCCU by January 1, 2011. In addition, pursuant to the 2004 Consent Decree, CRRM and CRT assumed clean-up obligations at the Coffeyville refinery and the now-closed Phillipsburg terminal facilities.

        In March 2012, CRRM entered into a "Second Consent Decree" with the EPA, which replaces the 2004 Consent Decree, as amended (other than certain financial assurance provisions associated with corrective action at the refinery and terminal under RCRA). The Second Consent Decree gives CRRM more time to install the FCCU controls from the 2004 Consent Decree and expands the scope of the settlement so that it is now considered a "global settlement" under the EPA's "National Petroleum Refining Initiative." Under the National Petroleum Refining Initiative, the EPA identified industry-wide non-compliance with four "marquee" issues under the Clean Air Act: New Source Review, Flaring, Leak Detection and Repair, and Benzene Waste Operations NESHAP. The National Petroleum Refining Initiative has resulted in most U.S. refineries (representing more than 90% of the US refining capacity) entering into consent decrees imposing civil penalties and requiring the installation of pollution control equipment and enhanced operating procedures. Under the Second Consent Decree, the Partnership was required to pay a civil penalty of approximately $0.7 million and complete the installation of FCCU controls required under the 2004 Consent Decree, add controls to certain heaters and boilers and enhance certain work practices relating to wastewater and fugitive emissions. The remaining costs of complying with the Second Consent Decree are expected to be approximately $41.0 million, of which approximately $39.0 million is expected to be capital expenditures. CRRM also agreed to complete a voluntary environmental project that will reduce air emissions and conserve water at an estimated cost of approximately $1.2 million. The incremental capital expenditures associated with the Second Consent Decree will not be material and will be limited primarily to the retrofit and replacement of heaters and boilers over a five to seven year timeframe. The Second Consent Decree was entered by the U.S. District Court for the District of Kansas on April 19, 2012.

        WRC's refinery has not entered into a global settlement with the EPA and the Oklahoma Department of Environmental Quality (the "ODEQ") under the National Petroleum Refining Initiative, although it had discussions with the EPA and the ODEQ about doing so. Instead, WRC entered into a Consent Order with the ODEQ in August 2011 (the "Wynnewood Consent Order"). The Wynnewood Consent Order addresses some, but not all, of the traditional marquee issues under the National Petroleum Refining Initiative and addresses certain historic Clean Air Act compliance issues that are generally beyond the scope of a traditional global settlement. Under the Wynnewood Consent Order, WRC paid a civil penalty of $950,000, and agreed to install certain controls, enhance certain compliance programs, and undertake additional testing and auditing. A substantial portion of the costs of complying with the Wynnewood Consent Order were expended during the last turnaround. The remaining costs are expected to be $2.0 million. In consideration for entering into the Wynnewood Consent Order, WRC received a release from liability from ODEQ for matters described in the ODEQ order.

        The EPA has investigated CRRM's operation for compliance with the RMP. On September 23, 2011, the DOJ, acting on behalf of the EPA and the United States Coast Guard, filed suit against CRRM in the United States District Court for the District of Kansas (in addition to the matters described above, see "Flood, Crude Oil Discharge and Insurance") seeking recovery from CRRM related to alleged non-compliance with the RMP. The Partnership has reached an agreement with DOJ to settle the RMP claims, but the DOJ re-opened the negotiations. Any liability to DOJ related to the RMP claims is not expected to be material. The lawsuit is stayed while the parties attempt to finalize and file the consent decree.

        WRC has entered into a series of Clean Water Act consent orders with ODEQ. The latest Consent Order (the "CWA Consent Order"), which supersedes other consent orders, became effective in September 2011. The CWA Consent Order addresses alleged non-compliance by WRC with its Oklahoma Pollutant Discharge Elimination System permit limits. The CWA Consent Order requires WRC to take corrective action steps, including undertaking studies to determine whether the Wynnewood refinery's wastewater treatment plant capacity is sufficient. The Wynnewood refinery may need to install additional controls or make operational changes to satisfy the requirements of the CWA Consent Order. The cost of additional controls, if any, cannot be predicted at this time. However, based on our experience with wastewater treatment and controls, the Partnership does not anticipate that the costs of any required additional controls or operational changes would be material.

        Environmental expenditures are capitalized when such expenditures are expected to result in future economic benefits. For the years ended December 31, 2012, 2011 and 2010, capital expenditures were approximately $27.9 million, $7.4 million and $13.0 million, respectively, and were incurred to improve the environmental compliance and efficiency of the operations.

        CRRM, CRCT, WRC and CRT each believe it is in substantial compliance with existing EHS rules and regulations. There can be no assurance that the EHS matters described above or other EHS matters which may develop in the future will not have a material adverse effect on the business, financial condition, or results of operations.

  Wynnewood Refinery Incident

        On September 28, 2012, the Wynnewood refinery experienced an explosion in a boiler unit that had been temporarily shut down as part of the turnaround process. Two employees were fatally injured. Damage at the refinery was limited to the boiler; process units and other areas of the facility were unaffected. Additionally, there has been no evidence of environmental impact. The refinery was shut down for turnaround maintenance at the time of the incident. The Partnership has completed an internal investigation of the incident and continues to cooperate with OSHA and Oklahoma Department of Labor ("ODL") investigations.

Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Measurements
Fair Value Measurements

(13) Fair Value Measurements

        In accordance with ASC Topic 820—Fair Value Measurements and Disclosures ("ASC 820"), the Partnership utilizes the market approach to measure fair value for its financial assets and liabilities. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets, liabilities or a group of assets or liabilities, such as a business.

        ASC 820 utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

  •
  Level 1—Quoted prices in active markets for identical assets and liabilities

  •
  Level 2—Other significant observable inputs (including quoted prices in active markets for similar assets or liabilities)

  •
  Level 3—Significant unobservable inputs (including the Partnership's own assumptions in determining the fair value)

        The following table sets forth the assets and liabilities measured at fair value on a recurring basis, by input level, as of March 31, 2013 and December 31, 2012:

	March 31, 2013
	Level 1	Level 2	Level 3	Total
	(in thousands)
Location and Description
Other current assets (marketable securities)	$50	$—	$—	$50
Other current assets (derivative agreements)	—	—	—	—
Other long-term assets (derivative agreements)	—	1,461	—	1,461

Total Assets	$50	$1,461	$—	$1,511

Other current liabilities (derivative agreements)	$—	$(35,781)	$—	$(35,781)
Other current liabilities (other fair value measurements)	—	(31,960)	—	(31,960)
Other long-term liabilities (derivative agreements)	—	—	—	—

Total Liabilities	$—	$(67,741)	$—	$(67,741)

	December 31, 2012
	Level 1	Level 2	Level 3	Total
	(in thousands)
Location and Description
Other current assets (marketable securities)	$38	$—	$—	$38
Other current assets (derivative agreements)	—	—	—	—
Other long-term assets (derivative agreements)	—	938	—	938

Total Assets	$38	$938	$—	$976

Other current liabilities (derivative agreements)	$—	$(67,747)	$—	$(67,747)
Other current liabilities (other fair value measurements)	—	(1,072)	—	(1,072)
Other long-term liabilities (derivative agreements)	—	—	—	—

Total Liabilities	$—	$(68,819)	$—	$(68,819)

        As of March 31, 2013 and December 31, 2012, the only financial assets and liabilities that are measured at fair value on a recurring basis are CVR Refining's marketable securities, derivative instruments and certain other current liabilities. Additionally, the fair value of the debt issuances is disclosed in Note 8 ("Long-Term Debt"). The commodity derivative contracts and other current liabilities which use fair value measurements are valued using broker quoted market prices of similar instruments which are considered level 2 inputs. CVR Refining had no transfers of assets or liabilities between any of the above levels during the three months ended March 31, 2013.

(13) Fair Value Measurements

        ASC Topic 820 — Fair Value Measurements and Disclosures ("ASC 820") established a single authoritative definition of fair value when accounting rules require the use of fair value, set out a framework for measuring fair value and required additional disclosures about fair value measurements. ASC 820 clarifies that fair value is an exit price, representing the amount from the perspective of a market participant that holds the asset or owes the liability at the measurement date.

        ASC 820 discusses valuation techniques, such as the market approach (prices and other relevant information generated by market transactions involving identical or comparable assets, liabilities or a group of assets and liabilities such as a business), the income approach (techniques to convert future amounts to a single current amount based on market expectations about those future amounts including present value techniques and option pricing), and the cost approach (amount that would be required currently to replace the service capacity of an asset which is often referred to as a replacement cost). ASC 820 utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels.

  •
  Level 1 — Quoted prices in active markets for identical assets or liabilities

  •
  Level 2 — Other significant observable inputs (including quoted prices in active markets for similar assets or liabilities)

  •
  Level 3 — Significant unobservable inputs (including CVR Refining's own assumptions in determining the fair value)

        The following table sets forth the assets and liabilities measured at fair value on a recurring basis, by input level, as of December 31, 2012 and 2011.

	December 31, 2012
	Level 1	Level 2	Level 3	Total
	(in thousands)
Location and Description
Cash equivalents	$—	$—	$—	$—
Other current assets (marketable securities)	38	—	—	38
Other current assets (derivative agreements)	—	—	—	—
Other long-term assets (derivative agreements)	—	938	—	938

Total Assets	$38	$938	$—	$976

Other current liabilities (derivative agreements)	—	(67,747)	—	(67,747)
Other long-term liabilities (derivative agreements)	—	—	—	—

Total Liabilities	$—	$(67,747)	$—	$(67,747)

	December 31, 2011
	Level 1	Level 2	Level 3	Total
	(in thousands)
Location and Description
Cash equivalents	$2,745	$—	$—	$2,745
Other current assets (derivative agreements)	—	63,051	—	63,051
Other long-term assets (derivative agreements)	—	18,831	—	18,831

Total Assets	$2,745	$81,882	$—	$84,627

Other current liabilities (derivative agreements)	—	—	—	—
Other long-term liabilities (derivative agreements)	—	—	—	—

Total Liabilities	$—	$—	$—	$—

        As of December 31, 2012, the only financial assets and liabilities that are measured at fair value on a recurring basis are CVR Refining's marketable securities and derivative instruments. Additionally, the fair value of the debt issuances is disclosed in Note 10 ("Long-Term Debt"). The commodity derivative contracts are valued using broker quoted market prices of similar commodity contracts using level 2 inputs. CVR Refining had no transfers of assets or liabilities between any of the above levels during the year ended December 31, 2012.

Derivative Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Derivatives and Financial Instruments
Derivative Financial Instruments

(14) Derivative Financial Instruments

        Loss on derivatives, net consisted of the following:

	Three Months Ended March 31,
	2013	2012
	(in thousands)
Realized loss on derivative agreements	$(52,515)	$(19,086)
Unrealized gain (loss) on derivative agreements	32,489	(128,167)

Total loss on derivatives, net	$(20,026)	$(147,253)

        CVR Refining is subject to price fluctuations caused by supply conditions, weather, economic conditions and other factors. To manage price risk on crude oil and other inventories and to fix margins on certain future production, CVR Refining from time to time enters into various commodity derivative transactions.

        CVR Refining has adopted accounting standards which impose extensive record-keeping requirements in order to designate a derivative financial instrument as a hedge. CVR Refining holds derivative instruments, such as exchange-traded crude oil futures and certain over-the-counter forward swap agreements, which it believes provide an economic hedge on future transactions, but such instruments are not designated as hedges for GAAP purposes. Gains or losses related to the change in fair value and periodic settlements of these derivative instruments are classified as loss on derivatives, net in the Condensed Consolidated and Combined Statements of Operations.

        CVR Refining maintains a margin account to facilitate other commodity derivative activities. A portion of this account may include funds available for withdrawal. These funds are included in cash and cash equivalents within the Condensed Consolidated Balance Sheets. The maintenance margin balance is included within other current assets within the Condensed Consolidated Balance Sheets. Dependent upon the position of the open commodity derivatives, the amounts are accounted for as an other current asset or an other current liability within the Condensed Consolidated Balance Sheets. From time to time, CVR Refining may be required to deposit additional funds into this margin account. The fair value of the open commodity positions as of March 31, 2013 was a net loss of $0.3 million included in accrued liabilities. For the three months ended March 31, 2013 and 2012, CVR Refining recognized a realized loss of $2.0 million and $8.2 million, respectively, which is recorded in realized loss on derivatives, net in the Condensed Consolidated and Combined Statements of Operations. For the three months ended March 31, 2013 and 2012, CVR Refining recognized an unrealized loss of $0.2 million and an unrealized gain of $0.2 million, respectively, which are recorded in unrealized gain (loss) on derivatives, net in the Condensed Consolidated and Combined Statements of Operations.

  Commodity Swap

        CVR Refining enters into commodity swap contracts in order to fix the margin on a portion of future production. The physical volumes are not exchanged and these contracts are net settled with cash. The contract fair value of the commodity swaps is reflected on the Condensed Consolidated Balance Sheets with changes in fair value currently recognized in the Condensed Consolidated and Combined Statements of Operations. Quoted prices for similar assets or liabilities in active markets (Level 2) are considered to determine the fair values for the purpose of marking to market the hedging instruments at each period end. At March 31, 2013 and December 31, 2012, CVR Refining had open commodity hedging instruments consisting of 22.8 million barrels and 23.3 million barrels of crack spreads, respectively, primarily to fix the margin on a portion of its future gasoline and distillate production. The fair value of the outstanding contracts at March 31, 2013 was a net unrealized loss of $34.1 million, $35.5 million of which is included in current liabilities and $1.4 million is included in non-current assets. For the three months ended March 31, 2013 and 2012, CVR Refining recognized a realized loss of $50.5 million and $10.9 million, respectively, which is recorded in realized loss on derivatives, net in the Condensed Consolidated and Combined Statements of Operations. For the three months ended March 31, 2013 and 2012, CVR Refining recognized an unrealized gain of $32.7 million and an unrealized loss of $128.3 million, respectively, which are recorded in unrealized gain (loss) on derivatives, net in the Condensed Consolidated and Combined Statements of Operations.

  Offsetting Assets and Liabilities

        The commodity swaps and other commodity derivatives agreements discussed above include multiple derivative positions with a number of counterparties for which CVR Refining has entered into agreements governing the nature of the derivative transactions. Each of the counterparty agreements provides for the right to setoff each individual derivative position to arrive at the net receivable due from the counterparty or payable owed by CVR Refining. As a result of the right to setoff, CVR Refining's recognized assets and liabilities associated with the outstanding derivative positions have been presented net in the Condensed Consolidated Balance Sheets. In accordance with guidance issued by the FASB related to "Disclosures about Offsetting Assets and Liabilities," the tables below outline the gross amounts of the recognized assets and liabilities and the gross amounts offset in the Condensed Consolidated Balance Sheets for the various types of open derivative positions.

        The offsetting assets and liabilities for CVR Refining's derivatives as of March 31, 2013 are recorded as non-current assets in other long-term assets in the Condensed Consolidated Balance Sheets and as current liabilities in other current liabilities in the Condensed Consolidated Balance Sheets as follows:

	As of March 31, 2013
Description	Gross Non-Current Assets	Gross Amounts Offset	Net Non-Current Assets Presented	Cash Collateral Not Offset	Net Amount
	(in thousands)
Commodity Swaps	$1,463	$(2)	$1,461	$—	$1,461

Total	$1,463	$(2)	$1,461	$—	$1,461

	As of March 31, 2013
Description	Gross Current Liabilities	Gross Amounts Offset	Net Current Liabilities Presented	Cash Collateral Not Offset	Net Amount
	(in thousands)
Commodity Swaps	$54,588	$(19,058)	$35,530	$—	$35,530
Other Derivative Activity	251	—	251	(251)	—

Total	$54,839	$(19,058)	$35,781	$(251)	$35,530

        The offsetting assets and liabilities for CVR Refining's derivatives as of December 31, 2012 are recorded as non-current assets in other long-term assets in the Condensed Consolidated Balance Sheets and as current liabilities in other current liabilities in the Condensed Consolidated Balance Sheets as follows:

	As of December 31, 2012
Description	Gross Non-Current Assets	Gross Amounts Offset	Net Non-Current Assets Presented	Cash Collateral Not Offset	Net Amount
	(in thousands)
Commodity Swaps	$945	$(7)	$938	$—	$938

Total	$945	$(7)	$938	$—	$938

	As of December 31, 2012
Description	Gross Current Liabilities	Gross Amounts Offset	Net Current Liabilities Presented	Cash Collateral Not Offset	Net Amount
	(in thousands)
Commodity Swaps	$74,178	$(6,445)	$67,733	$—	$67,733
Other Derivative Activity	21	(7)	14	(14)	—

Total	$74,199	$(6,452)	$67,747	$(14)	$67,733

(14) Derivatives and Financial Instruments

        Gain (loss) on derivatives, net consisted of the following:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Realized gain (loss) on other derivative agreements	$(137,565)	$(7,182)	$(2,140)
Unrealized gain (loss) on other derivative agreements	(148,027)	85,262	634

Total gain (loss) on derivatives, net	$(285,592)	$78,080	$(1,506)

        CVR Refining is subject to price fluctuations caused by supply conditions, weather, economic conditions, interest rate fluctuations and other factors. To manage price risk on crude oil and other inventories and to fix margins on certain future production, CVR Refining from time to time enters into various commodity derivative transactions. CVR Refining entered into certain commodity derivate contracts and, through CRLLC, entered into an interest rate swap as required by the long-term debt agreements. The commodity derivative contracts are for the purpose of managing price risk on crude oil and finished goods and the interest rate swap was for the purpose of managing interest rate risk until June 30, 2010.

        CVR Refining has adopted accounting standards which impose extensive record-keeping requirements in order to designate a derivative financial instrument as a hedge. CVR Refining holds derivative instruments, such as exchange-traded crude oil futures and certain over-the-counter forward swap agreements, which it believes provide an economic hedge on future transactions, but such instruments are not designated as hedges for GAAP purposes. Gains or losses related to the change in fair value and periodic settlements of these derivative instruments are classified as gain (loss) on derivatives, net in the Combined Statements of Operations.

        CVR Refining maintains a margin account to facilitate other commodity derivative activities. A portion of this account may include funds available for withdrawal. These funds are included in cash and cash equivalents within the Consolidated and Combined Balance Sheets. The maintenance margin balance is included within other current assets within the Consolidated and Combined Balance Sheets. Dependent upon the position of the open commodity derivatives, the amounts are accounted for as another current asset or another current liability within the Consolidated and Combined Balance Sheets. From time to time, CVR Refining may be required to deposit additional funds into this margin account. The fair value of the open commodity positions as of December, 2012 was a net loss of $14,000 included in accrued liabilities. For the year ended December 31, 2012, the Partnership recognized a realized loss of $10.9 million and an unrealized loss of $0.8 million, which is recorded in loss on derivatives, net in the Combined Statement of Operations.

  Commodity Swap

        Beginning September 2011, CRLLC, for the benefit of CRRM, entered into several commodity swap contracts with effective periods beginning in January 2012. The physical volumes are not exchanged and these contracts are net settled with cash. The contract fair value of the commodity swaps is reflected on the Consolidated and Combined Balance Sheets with changes in fair value currently recognized in the Combined Statements of Operations. Quoted prices for similar assets or liabilities in active markets (Level 2) are considered to determine the fair values for the purpose of marking to market the hedging instruments at each period end. At December 31, 2012 and 2011, CVR Refining had open commodity hedging instruments consisting of 23.3 million and 13.0 million barrels of crack spreads, respectively, primarily to fix the margin on a portion of its future gasoline and distillate production. The fair value of the outstanding contracts at December 31, 2012 was a net unrealized loss of $66.8 million, $67.7 million of which is included in current liabilities and $0.9 million is included in non-current assets. The fair value of the outstanding contracts at December 31, 2011 was a net unrealized gain of $80.4 million, $61.6 million of which is included in current assets and $18.8 million is included in non-current assets. For the years ended December 31, 2012 and 2011, the Partnership recognized a realized loss of $126.6 million and $0, respectively, and an unrealized loss of $147.3 million and an unrealized gain of $80.4 million, respectively, which are recorded in gain (loss) on derivatives, net in the Combined Statements of Operations. In addition, the consolidated and combined financial statements include a commodity swap assumed as part of its Wynnewood Acquisition that expired on December 31, 2011. This commodity swap was not designated as a hedge.

  Interest Rate Swap

        Until June 30, 2010, CRLLC, on behalf of the Refining Subsidiaries, held derivative contracts known as interest rate swap agreements (the "Interest Rate Swap") that converted floating-rate bank debt into 4.195% fixed-rate debt on a notional amount of $180.0 million from March 31, 2009 until March 31, 2010 and $110.0 million from March 31, 2010 until June 30, 2010. The Interest Rate Swap expired on June 30, 2010. Half of the Interest Rate Swap agreements were held with a related party (as described in Note 15, "Related Party Transactions"), and the other half were held with a financial institution that was also a lender under CRLLC's first priority credit facility until April 6, 2010.

        Under the Interest Rate Swap, CRLLC paid the fixed rate of 4.195% and received a floating rate based on three month LIBOR rates, with payments calculated on the notional amount. The notional amount did not represent the actual amount exchanged by the parties but instead represented the amount on which the contracts are based. The Interest Rate Swap was settled quarterly and marked to market at each reporting date with all unrealized gains and losses recognized on the Combined Statement of Operations.

Allocation of Costs	3 Months Ended
Mar. 31, 2013
Allocation of Costs
Allocation of Costs

(15) Allocation of Costs

        Prior to the contribution of Refining LLC to the Partnership and entering into the services agreement with CVR Energy on December 31, 2012, certain expenses incurred by CVR Energy and its affiliates were only indirectly attributable to its ownership of the refining and related logistics assets of CRLLC. Accordingly, the historical combined financial statements for the three months ended March 31, 2012 have been prepared in accordance with SAB Topic 1-B, as more fully explained in Note 2. These rules require allocations of costs for salaries and benefits, depreciation, rent, accounting and legal services, and other general and administrative expenses. CVR Energy and CRLLC allocated general and administrative expenses to CVR Refining based on allocation methodologies that management considers reasonable and result in an allocation of the historical cost of doing business borne by CVR Energy and CRLLC on behalf of CVR Refining. These allocations may not be indicative of the cost of future operations. For the three months ended March 31, 2013, amounts incurred by CVR Energy and its affiliates on behalf of Partnership have been governed and billed in accordance with the services agreement entered into between the Partnership and CVR Energy on December 31, 2012 as more fully described in Note 16 ("Related Party Transactions").

        CVR Refining's Combined Statements of Operations for the three months ended March 31, 2012 reflect all of the expenses that CRLLC and CVR Energy incurred on CVR Refining's behalf. CVR Refining's financial statements therefore include certain expenses incurred by CVR Energy and CRLLC which may include, but are not necessarily limited to, the following:

  •
  Officer and employee salaries and share-based compensation;

  •
  Rent or depreciation;

  •
  Advertising;

  •
  Accounting, tax, legal and information technology services;

  •
  Other selling, general and administrative expenses;

  •
  Costs for defined contribution plans, medical and other employee benefits; and

  •
  Financing costs, including interest and losses on extinguishment of debt.

        Selling, general and administrative expense allocations were based primarily on the nature of the expense incurred, with the exception of compensation and compensation related expenses. Compensation expenses, including share-based compensation, are allocated to CVR Refining as governed by percentages determined by management to be reasonable and in line with the nature of an individual's roles and responsibilities. Allocations related to share-based compensation are more fully described in Note 4 ("Share-Based Compensation"). Cost allocations, either allocated or billed, of $2.9 million and $14.5 million were included in direct operating expenses (exclusive of depreciation and amortization) and selling, general and administrative expenses (exclusive of depreciation and amortization), respectively, for the three months ended March 31, 2012.

Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions
Related Party Transactions

(16) Related Party Transactions

        In connection with the formation of CVR Refining in September 2012 and the Initial Public Offering in January 2013, CVR Refining and CRRM entered into certain agreements with CVR Energy and its subsidiaries that govern the business relations among CVR Refining, its general partner and CRRM on the one hand, and CVR Energy and its subsidiaries, on the other hand. CRRM has previously entered into other agreements with CVR Partners and its subsidiary. Certain of the agreements described below were amended and restated on April 13, 2011 in connection with the initial public offering of CVR Partners; the agreements are described as in effect at March 31, 2013. Amounts owed to CVR Refining and CRRM from CVR Energy and its subsidiaries with respect to these agreements are included in accounts receivable, prepaid expenses and other current assets, and other long-term assets, on the Condensed Consolidated Balance Sheets. Conversely, amounts owed to CVR Energy and its subsidiaries by CVR Refining and CRRM with respect to these agreements are included in accounts payable, accrued expenses and other current liabilities, and other long-term liabilities, on CVR Refining's Condensed Consolidated Balance Sheets.

  Feedstock and Shared Services Agreement

        CRRM entered into a feedstock and shared services agreement with CRNF under which the two parties provide feedstock and other services to one another. These feedstocks and services are utilized in the respective production processes of CRRM's Coffeyville, Kansas refinery and CRNF's nitrogen fertilizer plant.

        Pursuant to the feedstock agreement, CRRM and CRNF have the obligation to transfer excess hydrogen to one another. Net monthly sales of hydrogen to CRNF have been reflected as net sales for CVR Refining. Net monthly receipts of hydrogen from CRNF have been reflected in cost of product sold (exclusive of depreciation and amortization) for CVR Refining. For the three months ended March 31, 2013 and 2012, the net sales generated from the sale of hydrogen to CRNF were approximately $0.2 million and $0, respectively. For the three months ended March 31, 2013 and 2012, CVR Refining also recognized $29,000 and $5.7 million of cost of product sold (exclusive of depreciation and amortization) related to the purchase of excess hydrogen from the nitrogen fertilizer facility, respectively. At March 31, 2013 and December 31, 2012, there was approximately $29,000 and $0.2 million, respectively, of payables included in accounts payable on the Condensed Consolidated Balance Sheets associated with unpaid balances related to hydrogen.

        The agreement provides that both parties must deliver high-pressure steam to one another under certain circumstances. Net reimbursed or (paid) direct operating expenses recorded during the three months ended March 31, 2013 and 2012 were approximately $(3,000) and $36,000, respectively, related to high-pressure steam. Reimbursements or paid amounts for each of the years on a gross basis were nominal.

        CRNF is also obligated to make available to CRRM any nitrogen produced by the Linde air separation plant that is not required for the operation of the nitrogen fertilizer plant, as determined by CRNF in a commercially reasonable manner. Direct operating expenses associated with nitrogen purchased by CRRM from CRNF for the three months ended March 31, 2013 and 2012, were approximately $0.2 million and $0.5 million, respectively. No amounts were paid by CRNF to CRRM for any of the years.

        The agreement also provides a mechanism pursuant to which CRNF transfers a tail gas stream to CRRM. For both the three months ended March 31, 2013 and 2012, CRRM recognized approximately $0.1 million of direct operating expenses generated from the purchase of tail gas from CRNF.

        In April 2011, in connection with the tail gas stream, CRRM installed a pipe between the Coffeyville, Kansas refinery and the nitrogen fertilizer plant to transfer the tail gas. CRNF has agreed to pay CRRM the cost of installing the pipe over the next three years and in the fourth year provide an additional 15% to cover the cost of capital. At March 31, 2013 and December 31, 2012, an asset of approximately $0.5 million was included in other current assets and approximately $0.2 million and $0.4 million, respectively, was included in other non-current assets with an offset liability of approximately $0.2 million in other current liabilities and approximately $1.3 million in other non-current liabilities in the Condensed Consolidated Balance Sheets.

        CRNF also provided finished product tank capacity to CRRM under the agreement. Approximately $0.1 million was incurred by CRRM for the use of tank capacity for both the three months ended March 31, 2013 and 2012. This expense was recorded as direct operating expenses. No amounts were paid in prior years.

        The agreement has an initial term of 20 years, which will be automatically extended for successive five year renewal periods. Either party may terminate the agreement, effective upon the last day of a term, by giving notice no later than three years prior to a renewal date. The agreement will also be terminable by mutual consent of the parties or if one party breaches the agreement and does not cure within applicable cure periods and the breach materially and adversely affects the ability of the terminating party to operate its facility. Additionally, the agreement may be terminated in some circumstances if substantially all of the operations at the nitrogen fertilizer plant or the Coffeyville, Kansas refinery are permanently terminated, or if either party is subject to a bankruptcy proceeding or otherwise becomes insolvent.

        At March 31, 2013 and December 31, 2012, payables of $0.2 million and $0.4 million, respectively, were included in accounts payable on the Condensed Consolidated Balance Sheets associated with amounts yet to be paid related to components of the feedstock and shared services agreement. At March 31, 2013 and December 31, 2012, receivables of $0.8 million and $0.4 million, respectively, were included in prepaid expenses and other current assets on the Condensed Consolidated Balance Sheets associated with receivables related to components of the feedstock and shared services agreement.

  Coke Supply Agreement

        CRRM entered into a coke supply agreement with CRNF pursuant to which CRRM supplies CRNF with pet coke. This agreement provides that CRRM must deliver to CRNF during each calendar year an annual required amount of pet coke equal to the lesser of (i) 100 percent of the pet coke produced at CRRM's Coffeyville, Kansas petroleum refinery or (ii) 500,000 tons of pet coke. CRNF is also obligated to purchase this annual required amount. If during a calendar month CRRM produces more than 41,667 tons of pet coke, then CRNF will have the option to purchase the excess at the purchase price provided for in the agreement. If CRNF declines to exercise this option, CRRM may sell the excess to a third party.

        The price CRNF pays pursuant to the pet coke supply agreement is based on the lesser of a pet coke price derived from the price received for urea ammonium nitrate ("UAN"), or the UAN-based price, and a pet coke price index. The UAN-based price begins with a pet coke price of $25 per ton based on a price per ton for UAN (exclusive of transportation cost), or netback price, of $205 per ton, and adjusts up or down $0.50 per ton for every $1.00 change in the netback price. The UAN-based price has a ceiling of $40 per ton and a floor of $5 per ton.

        CRNF pays any taxes associated with the sale, purchase, transportation, delivery, storage or consumption of the pet coke. Amounts payable under the feedstock and shared services agreements can be offset with any amount receivable for pet coke.

        The agreement has an initial term of 20 years and will be automatically extended for successive five year renewal periods. Either party may terminate the agreement by giving notice no later than three years prior to a renewal date. The agreement is also terminable by mutual consent of the parties or if a party breaches the agreement and does not cure within applicable cure periods. Additionally, the agreement may be terminated in some circumstances if substantially all of the operations at the nitrogen fertilizer plant or the Coffeyville, Kansas refinery are permanently terminated, or if either party is subject to a bankruptcy proceeding or otherwise becomes insolvent.

        Net sales associated with the transfer of pet coke from CRRM to CRNF were approximately $2.7 million and $2.4 million for the three months ended March 31, 2013 and 2012, respectively. Receivables of $0.9 million and $0.6 million related to the coke supply agreement were included in accounts receivable on the Condensed Consolidated Balance Sheets at March 31, 2013 and December 31, 2012, respectively.

  Terminal Operating and Lease Agreement

        On May 4, 2012, CRT entered into an operating and lease agreement with CRNF, under which it leases premises to CRNF located at Phillipsburg, Kansas, which CRNF uses as a UAN terminal. The initial term of the agreement will expire in May 2032, provided, however, that CRNF may terminate the lease at any time during the initial term by providing 180 days prior written notice. In addition, this agreement will automatically renew for successive five-year terms, provided that CRNF may terminate the agreement during any renewal term with at least 180 days written notice. CRNF will pay CRT $1.00 per year for rent, $4.00 per ton of UAN placed into the terminal and $4.00 per ton of UAN taken out of the terminal. For the three months ended March 31, 2013, revenue related to the terminal operating and lease agreement totalled approximately $7,000.

  Lease Agreement

        CRRM entered into a lease agreement with CRNF under which CRNF leases certain office and laboratory space. The initial term of the lease will expire in October 2017, provided, however, that CRNF may terminate the lease at any time during the initial term by providing 180 days prior written notice. In addition, CRNF has the option to renew the lease agreement for up to five additional one-year periods by providing CRRM with notice of renewal at least 60 days prior to the expiration of the then existing term. For the three months ended March 31, 2013 and 2012, amounts received related to the use of the office and laboratory space totaled approximately $27,000 and $26,000, respectively. There were no receivables outstanding with respect to the lease agreement as of March 31, 2013 and December 31, 2012, respectively.

  Environmental Agreement

        CRRM entered into an environmental agreement with CRNF which provides for certain indemnification and access rights in connection with environmental matters affecting the Coffeyville, Kansas refinery and the nitrogen fertilizer plant. Generally, both CRRM and CRNF have agreed to indemnify and defend each other and each other's affiliates against liabilities associated with certain hazardous materials and violations of environmental laws that are a result of or caused by the indemnifying party's actions or business operations. This obligation extends to indemnification for liabilities arising out of off-site disposal of certain hazardous materials. Indemnification obligations of the parties will be reduced by applicable amounts recovered by an indemnified party from third parties or from insurance coverage.

        The agreement provides for indemnification in the case of contamination or releases of hazardous materials that were present but unknown at the time the agreement was entered into to the extent such contamination or releases were identified in reasonable detail through October 2012. The agreement further provides for indemnification in the case of contamination or releases which occur subsequent to the execution of the agreement.

        The term of the agreement is for at least 20 years, or for so long as the feedstock and shared services agreement is in force, whichever is longer.

  Services Agreement

        On December 31, 2012, CVR Refining entered into a services agreement with CVR Energy. CVR Refining obtains certain management and other services from CVR Energy pursuant to a services agreement between the Partnership, CVR Refining GP and CVR Energy. Under this agreement, the Partnership's general partner has engaged CVR Energy to conduct a substantial portion of its day-to-day business operations. CVR Energy provides CVR Refining with the following services under the agreement, among others:

  •
  services from CVR Energy's employees in capacities equivalent to the capacities of corporate executive officers, except that those who serve in such capacities under the agreement shall serve the Partnership on a shared, part-time basis only, unless the Partnership and CVR Energy agree otherwise;

  •
  administrative and professional services, including legal, accounting services, human resources, insurance, tax, credit, finance, government affairs and regulatory affairs;

  •
  management of the Partnership's property and the property of its operating subsidiaries in the ordinary course of business;

  •
  recommendations on capital raising activities to the board of directors of the Partnership's general partner, including the issuance of debt or equity interests, the entry into credit facilities and other capital market transactions;
  •
  managing or overseeing litigation and administrative or regulatory proceedings, establishing appropriate insurance policies for the Partnership and providing safety and environmental advice;

  •
  recommending the payment of distributions; and

  •
  managing or providing advice for other projects, including acquisitions, as may be agreed by CVR Energy and the Partnership's general partner from time to time.

        As payment for services provided under the agreement, the Partnership, its general partner or subsidiaries must pay CVR Energy (i) all costs incurred by CVR Energy or its affiliates in connection with the employment of its employees, other than administrative personnel, who provide the Partnership services under the agreement on a full-time basis, but excluding share-based compensation; (ii) a prorated share of costs incurred by CVR Energy or its affiliates in connection with the employment of its employees, including administrative personnel, who provide the Partnership services under the agreement on a part-time basis, but excluding share-based compensation, and such prorated share shall be determined by CVR Energy on a commercially reasonable basis, based on the percentage of total working time that such shared personnel are engaged in performing services for the Partnership; (iii) a prorated share of certain administrative costs, including office costs, services by outside vendors, other sales, general and administrative costs and depreciation and amortization; and (iv) various other administrative costs in accordance with the terms of the agreement, including travel, insurance, legal and audit services, government and public relations and bank charges.

        Either CVR Energy or the Partnership's general partner may temporarily or permanently exclude any particular service from the scope of the agreement upon 180 days' notice. Beginning in January 2014, either CVR Energy or the Partnership's general partner may terminate the agreement upon at least 180 days', but not more than one year's notice. Furthermore, the Partnership's general partner may terminate the agreement immediately if CVR Energy becomes bankrupt or dissolves or commences liquidation or winding-up procedures.

        In order to facilitate the carrying out of services under the agreement, CVR Refining and CVR Energy have granted one another certain royalty-free, non-exclusive and non-transferable rights to use one another's intellectual property under certain circumstances.

        The agreement also contains an indemnity provision whereby the Partnership, its general partner, and its subsidiaries, as indemnifying parties, agree to indemnify CVR Energy and its affiliates (other than the indemnifying parties themselves) against losses and liabilities incurred in connection with the performance of services under the agreement or any breach of the agreement, unless such losses or liabilities arise from a breach of the agreement by CVR Energy or other misconduct on its part, as provided in the agreement. The agreement contains a provision stating that CVR Energy is an independent contractor under the agreement and nothing in the agreement may be construed to impose an implied or express fiduciary duty owed by CVR Energy, on the one hand, to the recipients of services under the agreement, on the other hand. The agreement prohibits recovery of lost profits or revenue, or special, incidental, exemplary, punitive or consequential damages from CVR Energy or certain affiliates, except in cases of gross negligence, willful misconduct, bad faith, reckless disregard in performance of services under the agreement, or fraudulent or dishonest acts.

        Net amounts incurred under the services agreement for the three months ended March 31, 2013 were approximately $20.9 million. Of these charges approximately $14.6 million were included in selling, general and administrative expenses (exclusive of depreciation and amortization). In addition, $6.3 million were included in direct operating expenses (exclusive of depreciation and amortization). At March 31, 2013, payables of $8.2 million were included in accounts payable on the Condensed Consolidated Balance Sheets with respect to amounts billed in accordance with the services agreement. See Note 15 ("Allocation of Costs") for costs allocated to CVR Refining for the three months ended March 31, 2012 prior to this services agreement going into effect on December 31, 2012.

  Limited Partnership Agreement

        In connection with the Initial Public Offering, CVR Refining GP and CVR Refining Holdings entered into the first amended and restated agreement of limited partnership of the Partnership, dated January 23, 2013.

        The Partnership's general partner manages the Partnership's operations and activities as specified in the partnership agreement. The general partner of the Partnership is managed by its board of directors. CVR Refining Holdings has the right to select the directors of the general partner. Actions by the general partner that are made in its individual capacity are made by CVR Refining Holdings as the sole member of the general partner and not by its board of directors. The members of the board of directors of the general partner are not elected by the unitholders and are not subject to re-election on a regular basis by the unitholders. The officers of the general partner manage the day-to-day affairs of the Partnership's business.

        The partnership agreement provides that the Partnership will reimburse its general partner for all direct and indirect expenses it incurs or payments it makes on behalf of the Partnership (including salary, bonus, incentive compensation and other amounts paid to any person to perform services for the Partnership or for its general partner in connection with operating the Partnership). No amounts were incurred or reimbursed under the partnership agreement for the three months ended March 31, 2013.

  Intercompany Credit Facility

        On January 23, 2013, prior to the closing of the Initial Public Offering, the Partnership entered into a $150.0 million intercompany credit facility, with CRLLC as the lender, to be used to fund growth capital expenditures. The intercompany credit facility is for a term of six years and bears interest at a rate of LIBOR plus 3% per annum. There were no amounts outstanding under the intercompany credit facility at March 31, 2013. See Note 8 ("Long-Term Debt") for additional discussion of the intercompany credit facility.

  Insight Portfolio Group

        Insight Portfolio Group LLC ("Insight Portfolio Group") is an entity formed and controlled by Mr. Icahn in order to maximize the potential buying power of a group of entities with which Mr. Icahn has a relationship in negotiating with a wide range of suppliers of goods, services and tangible and intangible property at negotiated rates. In January 2013, CVR Energy acquired a minority equity interest in Insight Portfolio Group. The Partnership participates in Insight Portfolio Group's buying group through its relationship with CVR Energy. The Partnership may purchase a variety of goods and services as members of the buying group at prices and on terms that management believes would be more favorable than those which would be achieved on a stand-alone basis.

(15) Related Party Transactions

        In connection with the formation of CVR Refining in September 2012, CVR Refining and CRRM entered into an agreement with CVR Energy and its subsidiaries that governs the business relations among CVR Refining, its general partner and CRRM on the one hand, and CVR Energy and its subsidiaries, on the other hand. CRRM has previously entered into other agreements with CVR Partners and its subsidiary. Certain of the agreements described below were amended and restated on April 13, 2011 in connection with the initial public offering of CVR Partners; the agreements are described as in effect at December 31, 2012. Amounts owed to CVR Refining and CRRM from CVR Energy and its subsidiaries with respect to these agreements are included in accounts receivable, prepaid expenses and other current assets, and other long-term assets, on the Consolidated and Combined Balance Sheets. Conversely, amounts owed to CVR Energy and its subsidiaries by CVR Refining and CRRM with respect to these agreements are included in accounts payable, accrued expenses and other current liabilities, and other long-term liabilities, on CVR Refining's Consolidated and Combined Balance Sheets.

  Insight Portfolio Group LLC (formerly known as Icahn Sourcing, LLC)

        Icahn Sourcing, LLC ("Icahn Sourcing") is an entity formed and controlled by Mr. Icahn in order to maximize the potential buying power of a group of entities with which Mr. Icahn has a relationship in negotiating with a wide range of suppliers of goods, services and tangible and intangible property at negotiated rates. The Partnership was a member of the buying group in 2012 through its relationship with CVR Energy. Prior to December 31, 2012, the Partnership did not pay Icahn Sourcing any fees or other amounts with respect to the buying group arrangement.

        In December, 2012, Icahn Sourcing advised Icahn Enterprises that effective January 1, 2013 it would restructure its ownership and change its name to Insight Portfolio Group LLC ("Insight Portfolio Group"). CVR Energy acquired a minority equity interest in Insight Portfolio Group and agreed to pay a portion of Insight Portfolio Group's operating expenses in 2013. The Partnership participates in Insight Portfolio Group's buying group through its relationship with CVR Energy. The Partnership may purchase a variety of goods and services as members of the buying group at prices and on terms that management believes would be more favorable than those which would be achieved on a stand-alone basis.

  Feedstock and Shared Services Agreement

        CRRM entered into a feedstock and shared services agreement with CRNF under which the two parties provide feedstock and other services to one another. These feedstocks and services are utilized in the respective production processes of CRRM's Coffeyville, Kansas refinery and CRNF's nitrogen fertilizer plant.

        Pursuant to the feedstock agreement, CRRM and CRNF have the obligation to transfer excess hydrogen to one another. Net monthly sales of hydrogen to CRNF have been reflected as net sales for CVR Refining. Net monthly receipts of hydrogen from CRNF have been reflected in cost of product sold (exclusive of depreciation and amortization) for CVR Refining. For the years ended December 31, 2012, 2011 and 2010, the net sales generated from the sale of hydrogen to CRNF were approximately $0.2 million, $1.0 million and $1.8 million, respectively. For the years ended December 31, 2012, 2011 and 2010, CVR Refining also recognized $6.3 million, $14.2 million and $0.1 million of cost of product sold (exclusive of depreciation and amortization) related to the purchase of excess hydrogen from the nitrogen fertilizer facility, respectively. At December 31, 2012 and 2011, there was approximately $0.2 million and $0.1 million, respectively, of payables included in accounts payable on the Consolidated and Combined Balance Sheets associated with unpaid balances related to hydrogen.

        The agreement provides that both parties must deliver high-pressure steam to one another under certain circumstances. Net reimbursed or (paid) direct operating expenses recorded during the years ended December 31, 2012, 2011 and 2010 were approximately $10,000, $0.2 million and $0.1 million, respectively, related to high-pressure steam. Reimbursements or paid amounts for each of the years on a gross basis were nominal.

        CRNF is also obligated to make available to CRRM any nitrogen produced by the Linde air separation plant that is not required for the operation of the nitrogen fertilizer plant, as determined by CRNF in a commercially reasonable manner. Direct operating expenses associated with nitrogen purchased by CRRM from CRNF for the years ended December 31, 2012, 2011 and 2010, were approximately $1.4 million, $1.5 million and $0.8 million, respectively. No amounts were paid by CRNF to CRRM for any of the years.

        The agreement also provides a mechanism pursuant to which CRNF transfers a tail gas stream to CRRM. For the years ended December 31, 2012 and 2011, CRRM recognized approximately $0.2 million of direct operating expenses generated from the purchase of tail gas from CRNF.

        In April 2011, in connection with the tail gas stream, CRRM installed a pipe between the Coffeyville, Kansas refinery and the nitrogen fertilizer plant to transfer the tail gas. CRNF has agreed to pay CRRM the cost of installing the pipe over the next three years and in the fourth year provide an additional 15% to cover the cost of capital. At December 31, 2012 and 2011, an asset of approximately $0.5 million was included in other current assets and approximately $0.4 million and $0.8 million, respectively, was included in other non-current assets with an offset liability of approximately $0.2 million in other current liabilities and approximately $1.3 million and $1.5 million, respectively, in other non-current liabilities in the Consolidated and Combined Balance Sheets.

        CRNF also provided finished product tank capacity to CRRM under the agreement. Approximately $0.1 million and $0.3 million was incurred by CRRM for the use of tank capacity for the year ended December 31, 2012 and 2011. This expense was recorded as direct operating expenses. No amounts were paid in prior years.

        The agreement has an initial term of 20 years, which will be automatically extended for successive five year renewal periods. Either party may terminate the agreement, effective upon the last day of a term, by giving notice no later than three years prior to a renewal date. The agreement will also be terminable by mutual consent of the parties or if one party breaches the agreement and does not cure within applicable cure periods and the breach materially and adversely affects the ability of the terminating party to operate its facility. Additionally, the agreement may be terminated in some circumstances if substantially all of the operations at the nitrogen fertilizer plant or the Coffeyville, Kansas refinery are permanently terminated, or if either party is subject to a bankruptcy proceeding or otherwise becomes insolvent.

        At December 31, 2012 and 2011, payables of $0.4 million and $0.3 million, respectively, were included in accounts payable on the Consolidated and Combined Balance Sheets associated with amounts yet to be paid related to components of the feedstock and shared services agreement. At December 31, 2012 and 2011, receivables of $0.4 million and $0.3 million, respectively, were included in prepaid expenses and other current assets on the Consolidated and Combined Balance Sheets associated with receivables related to components of the feedstock and shared services agreement.

  Coke Supply Agreement

        CRRM entered into a coke supply agreement with CRNF pursuant to which CRRM supplies CRNF with pet coke. This agreement provides that CRRM must deliver to CRNF during each calendar year an annual required amount of pet coke equal to the lesser of (i) 100 percent of the pet coke produced at CRRM's Coffeyville, Kansas petroleum refinery or (ii) 500,000 tons of pet coke. CRNF is also obligated to purchase this annual required amount. If during a calendar month CRRM produces more than 41,667 tons of pet coke, then CRNF will have the option to purchase the excess at the purchase price provided for in the agreement. If CRNF declines to exercise this option, CRRM may sell the excess to a third party.

        The price CRNF pays pursuant to the pet coke supply agreement is based on the lesser of a pet coke price derived from the price received for urea ammonium nitrate ("UAN"), or the UAN-based price, and a pet coke price index. The UAN-based price begins with a pet coke price of $25 per ton based on a price per ton for UAN (exclusive of transportation cost), or netback price, of $205 per ton, and adjusts up or down $0.50 per ton for every $1.00 change in the netback price. The UAN-based price has a ceiling of $40 per ton and a floor of $5 per ton.

        CRNF pays any taxes associated with the sale, purchase, transportation, delivery, storage or consumption of the pet coke. Amounts payable under the feedstock and shared services agreements can be offset with any amount receivable for pet coke.

        The agreement has an initial term of 20 years and will be automatically extended for successive five year renewal periods. Either party may terminate the agreement by giving notice no later than three years prior to a renewal date. The agreement is also terminable by mutual consent of the parties or if a party breaches the agreement and does not cure within applicable cure periods. Additionally, the agreement may be terminated in some circumstances if substantially all of the operations at the nitrogen fertilizer plant or the Coffeyville, Kansas refinery are permanently terminated, or if either party is subject to a bankruptcy proceeding or otherwise becomes insolvent.

        Net sales associated with the transfer of pet coke from CRRM to CRNF were approximately $9.9 million, $11.4 million and $4.3 million for the years ended December 31, 2012, 2011 and 2010, respectively. Receivables of $0.6 million and $1.0 million related to the coke supply agreement were included in accounts receivable on the Consolidated and Combined Balance Sheets at December 31, 2012, and 2011, respectively.

  Lease Agreement

        CRRM entered into a lease agreement with CRNF under which CRNF leases certain office and laboratory space. The initial term of the lease will expire in October 2017, provided, however, that CRNF may terminate the lease at any time during the initial term by providing 180 days prior written notice. In addition, CRNF has the option to renew the lease agreement for up to five additional one-year periods by providing CRRM with notice of renewal at least 60 days prior to the expiration of the then existing term. For the years ended December 31, 2012, 2011 and 2010, amounts received related to the use of the office and laboratory space totaled approximately $0.1 million for all years. There were no receivables outstanding with respect to the lease agreement as of December 31, 2012 and 2011, respectively.

  Environmental Agreement

        CRRM entered into an environmental agreement with CRNF which provides for certain indemnification and access rights in connection with environmental matters affecting the Coffeyville, Kansas refinery and the nitrogen fertilizer plant. Generally, both CRRM and CRNF have agreed to indemnify and defend each other and each other's affiliates against liabilities associated with certain hazardous materials and violations of environmental laws that are a result of or caused by the indemnifying party's actions or business operations. This obligation extends to indemnification for liabilities arising out of off-site disposal of certain hazardous materials. Indemnification obligations of the parties will be reduced by applicable amounts recovered by an indemnified party from third parties or from insurance coverage.

        The agreement provides for indemnification in the case of contamination or releases of hazardous materials that were present but unknown at the time the agreement was entered into to the extent such contamination or releases are identified in reasonable detail through October 2012. The agreement further provides for indemnification in the case of contamination or releases which occur subsequent to the execution of the agreement.

        The term of the agreement is for at least 20 years, or for so long as the feedstock and shared services agreement is in force, whichever is longer.

  Interest Rate Swap

        On June 30, 2005, CRLLC entered into three Interest Rate Swap agreements with J. Aron for the benefit of CRRM. Approximately $(16,000) was recognized in gain (loss) on derivatives, net, related to these swap agreements for the year ended December 31, 2010. The Interest Rate Swap expired June 30, 2010.

  Financing and Other

        In March 2010, CRLLC amended its outstanding first priority credit facility, which was incurred for the benefit of the Refining Subsidiaries. In connection with the amendment, CVR Refining paid a subsidiary of GS fees and expenses of approximately $0.9 million for their services as lead bookrunner. In addition, on April 6, 2010, a subsidiary of GS received a fee of $2.0 million as a participating underwriter upon completion of the issuance of the Old Notes (as described in Note 10 "Long-Term Debt").

        For the years ended December 31, 2011 and 2010, CVR Refining recognized approximately $0.5 million and $0.7 million, respectively, in expenses for the benefit of GS, Kelso Investment Associates VII, L.P. and related entities, and the president, chief executive officer and chairman of the Board of CVR Energy, in connection with CVR Energy's Registration Rights Agreement. These amounts included registration and filing fees, printing fees, external accounting fees and external legal fees.

Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events
Subsequent Events

(17) Subsequent Events

  Distribution

        On April 30, 2013, the board of directors of the Partnership's general partner declared a cash distribution for the first quarter of 2013 to the Partnership's unitholders of $1.58 per common unit or $233.2 million in aggregate. The cash distribution will be paid on May 17, 2013 to unitholders of record at the close of business on May 10, 2013. This distribution was adjusted to exclude the period from January 1, 2013 through January 22, 2013 (the period preceding the closing of the Initial Public Offering).

(18) Subsequent Events

        CVR Refining evaluated subsequent events, if any, that would require an adjustment to CVR Refining's consolidated and combined financial statements or require disclosure in the notes to the consolidated and combined financial statements through the date of issuance of the consolidated and combined financial statements.

        On January 23, 2013, $253.0 million of the proceeds from the Initial Public Offering were utilized to satisfy and discharge the indenture governing the Second Lien Notes. The amounts were used to (i) repay the face amount of all $222.8 million aggregate principal amount of Second Lien Notes then outstanding, (ii) pay the redemption premium of approximately $20.6 million and (iii) settle accrued interest with respect thereto in an amount of approximately $9.5 million. The repurchase of the Second Lien Notes resulted in a loss on extinguishment of debt of approximately $26.1 million in the first quarter of 2013, which includes the write-off of previously deferred financing fees of $3.7 million and unamortized original issue discount of $1.8 million.

Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Inventories
Schedule of inventories
	March 31, 2013	December 31, 2012
	(in thousands)
Finished goods	$257,594	$269,460
Raw materials and precious metals	152,170	158,110
In-process inventories	54,227	42,723
Parts and supplies	29,337	29,169

	$493,328	$499,462

	December 31,
	2012	2011
	(in thousands)
Finished goods	$269,460	$316,654
Raw materials and precious metals	158,110	154,530
In-process inventories	42,723	115,090
Parts and supplies	29,169	27,056

	$499,462	$613,330

Property, Plant, and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property, Plant, and Equipment
Summary of costs for property, plant, and equipment
	March 31, 2013	December 31, 2012
	(in thousands)
Land and improvements	$23,974	$23,962
Buildings	37,023	36,680
Machinery and equipment	1,697,389	1,685,616
Automotive equipment	15,262	14,327
Furniture and fixtures	6,279	6,168
Leasehold improvements	774	774
Construction in progress	55,972	46,039

	1,836,673	1,813,566
Accumulated depreciation	489,773	461,975

	$1,346,900	$1,351,591

	December 31,
	2012	2011
	(in thousands)
Land and improvements	$23,962	$19,193
Buildings	36,680	33,887
Machinery and equipment	1,685,616	1,570,191
Automotive equipment	14,327	9,603
Furniture and fixtures	6,168	5,713
Leasehold improvements	774	413
Construction in progress	46,039	39,781

	1,813,566	1,678,781
Accumulated depreciation	461,975	357,994

	$1,351,591	$1,320,787

Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Long-Term Debt
Schedule of long-term debt

Long-term debt was as follows:

	March 31, 2013	December 31, 2012
	(in thousands)
10.875% Senior Secured Notes, due 2017, net of unamortized discount of $1,840 as December 31, 2012	—	220,910
6.5% Senior Notes, due 2022	500,000	500,000
Capital lease obligations	50,884	51,168

Long-term debt	$550,884	$772,078

Long-term debt was as follows:

	December 31,
	2012	2011
	(in thousands)
9.0% First Lien Senior Secured Notes, due 2015, net of unamortized premium of $9,003(1) as of December 31, 2011	$—	$456,053
10.875% Second Lien Senior Secured Notes, due 2017, net of unamortized discount of $1,840 and $2,159 as of December 31, 2012 and December 31, 2011, respectively(2)	220,910	220,591
6.5% Second Lien Senior Secured Notes, due 2022	500,000	—
Capital lease obligations	51,168	52,259

Long-term debt	$772,078	$728,903

(1)
Net unamortized premium of $9.0 million represents an unamortized discount of $0.9 million on the original First Lien Notes and a $9.9 million unamortized premium on the additional First Lien Notes issued in December 2011.

(2)
All of the Second Lien Notes due 2017 were repaid as of February 2013.

Net Income per Common Unit (Tables)	3 Months Ended
Mar. 31, 2013
Net Income per Common Unit
Schedule of computations of the basic and diluted earnings per share

The following table illustrates the Partnership's calculation of net income per common unit (in thousands, except per unit information):

January 23, 2013 to March 31, 2013
Net income (from the closing of the offering on January 23, 2013 to March 31, 2013)	$197,528
Net income per common unit, basic	$1.34
Net income per common unit, diluted	$1.34
Weighted-average common units outstanding, basic	147,600,000
Weighted-average common units outstanding, diluted	147,600,000

Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies
Schedule of minimum required payments for CVR Refining's operating lease agreements and unconditional purchase obligations
	Operating Leases	Unconditional Purchase Obligations(1)
	(in thousands)
Nine months ended December 31, 2013	$2,208	$84,334

Year Ending December 31,
2014	2,277	105,485
2015	1,450	94,569
2016	987	87,527
2017	268	86,248
Thereafter	316	920,428

	$7,506	$1,378,591

(1)
This amount includes approximately $993.9 million payable ratably over eighteen years pursuant to petroleum transportation service agreements between CRRM and TransCanada Keystone Pipeline, LP ("TransCanada"). Under the agreements, CRRM receives transportation of at least 25,000 barrels per day of crude oil with a delivery point at Cushing, Oklahoma for a term of twenty years on TransCanada's Keystone pipeline system. CRRM began receiving crude oil under the agreements in the first quarter of 2011.

Year Ending December 31,	Operating Leases	Unconditional Purchase Obligations(1)
	(in thousands)
2013	$2,786	$112,943
2014	2,237	105,430
2015	1,407	94,514
2016	948	87,473
2017	229	86,189
Thereafter	233	919,024

	$7,840	$1,405,573

(1)
This amount includes approximately $1,007.8 million payable ratably over eighteen years pursuant to petroleum transportation service agreements between CRRM and TransCanada Keystone Pipeline, LP ("TransCanada"). Under the agreements, CRRM receives transportation of at least 25,000 barrels per day of crude oil with a delivery point at Cushing, Oklahoma for a term of twenty years on TransCanada's Keystone pipeline system. CRRM began receiving crude oil under the agreements in the first quarter of 2011.

Schedule of accrual for environmental loss contingencies
Amount
(in thousands)
Nine months ending December 31, 2013	$533

Year Ending December 31,
2014	340
2015	190
2016	132
2017	114
Thereafter	1,068

Undiscounted total	2,377

Less amounts representing interest at 1.62%	219

Accrued environmental liabilities at March 31, 2013	$2,158

Year Ending December 31,	Amount
(in thousands)
2013	$724
2014	334
2015	184
2016	127
2017	109
Thereafter	1,056

Undiscounted total	2,534
Less amounts representing interest at 1.47%	210

Accrued environmental liabilities at December 31, 2012	$2,324

Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Measurements
Schedule of assets and liabilities measured at fair value on a recurring basis
	March 31, 2013
	Level 1	Level 2	Level 3	Total
	(in thousands)
Location and Description
Other current assets (marketable securities)	$50	$—	$—	$50
Other current assets (derivative agreements)	—	—	—	—
Other long-term assets (derivative agreements)	—	1,461	—	1,461

Total Assets	$50	$1,461	$—	$1,511

Other current liabilities (derivative agreements)	$—	$(35,781)	$—	$(35,781)
Other current liabilities (other fair value measurements)	—	(31,960)	—	(31,960)
Other long-term liabilities (derivative agreements)	—	—	—	—

Total Liabilities	$—	$(67,741)	$—	$(67,741)

	December 31, 2012
	Level 1	Level 2	Level 3	Total
	(in thousands)
Location and Description
Other current assets (marketable securities)	$38	$—	$—	$38
Other current assets (derivative agreements)	—	—	—	—
Other long-term assets (derivative agreements)	—	938	—	938

Total Assets	$38	$938	$—	$976

Other current liabilities (derivative agreements)	$—	$(67,747)	$—	$(67,747)
Other current liabilities (other fair value measurements)	—	(1,072)	—	(1,072)
Other long-term liabilities (derivative agreements)	—	—	—	—

Total Liabilities	$—	$(68,819)	$—	$(68,819)

	December 31, 2012
	Level 1	Level 2	Level 3	Total
	(in thousands)
Location and Description
Cash equivalents	$—	$—	$—	$—
Other current assets (marketable securities)	38	—	—	38
Other current assets (derivative agreements)	—	—	—	—
Other long-term assets (derivative agreements)	—	938	—	938

Total Assets	$38	$938	$—	$976

Other current liabilities (derivative agreements)	—	(67,747)	—	(67,747)
Other long-term liabilities (derivative agreements)	—	—	—	—

Total Liabilities	$—	$(67,747)	$—	$(67,747)

	December 31, 2011
	Level 1	Level 2	Level 3	Total
	(in thousands)
Location and Description
Cash equivalents	$2,745	$—	$—	$2,745
Other current assets (derivative agreements)	—	63,051	—	63,051
Other long-term assets (derivative agreements)	—	18,831	—	18,831

Total Assets	$2,745	$81,882	$—	$84,627

Other current liabilities (derivative agreements)	—	—	—	—
Other long-term liabilities (derivative agreements)	—	—	—	—

Total Liabilities	$—	$—	$—	$—

Derivative Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Derivatives and Financial Instruments
Components of gain (loss) on derivatives, net
	Three Months Ended March 31,
	2013	2012
	(in thousands)
Realized loss on derivative agreements	$(52,515)	$(19,086)
Unrealized gain (loss) on derivative agreements	32,489	(128,167)

Total loss on derivatives, net	$(20,026)	$(147,253)

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Realized gain (loss) on other derivative agreements	$(137,565)	$(7,182)	$(2,140)
Unrealized gain (loss) on other derivative agreements	(148,027)	85,262	634

Total gain (loss) on derivatives, net	$(285,592)	$78,080	$(1,506)

Schedule of offsetting assets recorded as non-current assets in other long-term assets in the Condensed Consolidated Balance Sheets
	As of March 31, 2013
Description	Gross Non-Current Assets	Gross Amounts Offset	Net Non-Current Assets Presented	Cash Collateral Not Offset	Net Amount
	(in thousands)
Commodity Swaps	$1,463	$(2)	$1,461	$—	$1,461

Total	$1,463	$(2)	$1,461	$—	$1,461

	As of December 31, 2012
Description	Gross Non-Current Assets	Gross Amounts Offset	Net Non-Current Assets Presented	Cash Collateral Not Offset	Net Amount
	(in thousands)
Commodity Swaps	$945	$(7)	$938	$—	$938

Total	$945	$(7)	$938	$—	$938

Schedule of offsetting liabilities recorded as current liabilities in other current liabilities in the Condensed Consolidated Balance Sheet

	As of March 31, 2013
Description	Gross Current Liabilities	Gross Amounts Offset	Net Current Liabilities Presented	Cash Collateral Not Offset	Net Amount
	(in thousands)
Commodity Swaps	$54,588	$(19,058)	$35,530	$—	$35,530
Other Derivative Activity	251	—	251	(251)	—

Total	$54,839	$(19,058)	$35,781	$(251)	$35,530

	As of December 31, 2012
Description	Gross Current Liabilities	Gross Amounts Offset	Net Current Liabilities Presented	Cash Collateral Not Offset	Net Amount
	(in thousands)
Commodity Swaps	$74,178	$(6,445)	$67,733	$—	$67,733
Other Derivative Activity	21	(7)	14	(14)	—

Total	$74,199	$(6,452)	$67,747	$(14)	$67,733

Formation of the Partnership, Organization and Nature of Business (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended		3 Months Ended		12 Months Ended		0 Months Ended				0 Months Ended		3 Months Ended	0 Months Ended		3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	0 Months Ended
	Jan. 30, 2013	Jan. 23, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Mar. 29, 2013	Jan. 23, 2013 10.875% senior secured notes due 2017	Mar. 31, 2013 10.875% senior secured notes due 2017	Dec. 31, 2012 10.875% senior secured notes due 2017	Dec. 31, 2011 10.875% senior secured notes due 2017	Jan. 23, 2013 Affiliate of Icahn Enterprises	Jan. 23, 2013 CVR Refining Holdings	Mar. 31, 2013 CVR Refining Holdings	Dec. 31, 2012 CVR Refining Holdings Refining LLC	Jan. 23, 2013 CRLLC	Mar. 31, 2013 CRLLC	Mar. 31, 2013 CRLLC CVR Partners	Dec. 31, 2012 CRLLC CVR Partners	Mar. 31, 2013 CRLLC CVR GP LLC	Dec. 31, 2012 CRLLC CVR GP LLC	May 07, 2012 CVR Energy, Inc Offer	Apr. 18, 2012 CVR Energy, Inc Offer item	Mar. 31, 2013 CVR Energy, Inc Icahn Enterprises, LP	Dec. 31, 2012 CVR Energy, Inc CVR Partners Minimum
Percentage of membership interest in other entity transferred by limited partner														100.00%
Limited partner interest (as a percent)												81.00%	81.00%			81.00%	70.00%	70.00%	100.00%	100.00%
Ownership percentage held by controlling stockholder																							82.00%
Number of partnership units sold in Initial Public Offering	3,600,000	24,000,000									4,000,000
Offering price per unit (in dollars per share)	$ 25	$ 25
Net proceeds from the Initial Public Offering		$ 653.6	$ 653.6
Proceeds from initial public offering used to repurchase CRLLC's 10.875% senior secured notes due 2017			253				253
Stated interest rate (as a percent)							10.88%	10.88%	10.88%	10.88%
Proceeds from initial public offering used to fund the turnaround expenses		54		54
Proceeds from initial public offering used for distributions															85.1	85.1
Proceeds from initial public offering used to prefund certain maintenance and environmental capital expenditures through 2014		160	160
Proceeds from initial public offering allocated to be utilized for general corporate purposes			101.5
Cash on hand distributed															$ 150
Percentage of limited partner interest held by the public		19.00%									3.00%
Maximum period after the end of each quarter of cash distribution to common unitholders			60 days		60 days
Percentage of common units owned by managing partner																100.00%								50.00%
Number of common units to be offered and sold under Registration Statement filed						0
Price per share of common stock offered in tender offer (in dollars per share)																						$ 30
Number of non-transferable contingent cash payment rights for each share																						1
Aggregate ownership percentage																					82.00%

Share-Based Compensation (Details) (USD $)	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended				1 Months Ended	3 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Jan. 16, 2013 CVR Refining LTIP	Mar. 31, 2013 CVR Energy, Inc CVR Energy LTIP Restricted Shares	Dec. 31, 2012 CVR Energy, Inc CVR Energy LTIP Restricted Shares	Dec. 31, 2011 CVR Energy, Inc CVR Energy LTIP Restricted Shares	Dec. 31, 2010 CVR Energy, Inc CVR Energy LTIP Restricted Shares	May 31, 2012 CVR Energy, Inc CVR Energy LTIP Restricted Shares item	Dec. 31, 2012 CVR Energy, Inc CVR Energy LTIP Restricted stock units	Mar. 31, 2013 CVR Energy, Inc CVR Energy LTIP Restricted stock units	Mar. 31, 2012 CVR Energy, Inc CVR Energy LTIP Restricted stock units	Dec. 31, 2012 CVR Energy, Inc CVR Energy LTIP Restricted stock units Executive officers	Mar. 31, 2013 CVR Energy, Inc CVR Energy LTIP Restricted stock units Mr. Lipinski	Dec. 31, 2012 CVR Energy, Inc CVR Energy LTIP Restricted stock units Mr. Lipinski
Share-Based Compensation
Percentage of allocation of share-based compensation expense	100.00%	100.00%
Share-Based Compensation
Vesting period				3 years	3 years				3 years			1 year
Offer price per share received as cash settlement on restricted stock awards vested (in dollars per share)								$ 30
Number of non-transferable contingent cash payments right for each share								1
Award vesting percentage									33.00%
Number of shares considered for determining cash payment for each award upon vesting									1
Granted (in shares)													62,920	62,920
Compensation expenses					$ 18,500,000	$ 3,300,000	$ 500,000			$ 3,500,000	$ 1,800,000		$ 0	$ 0
Unrecognized compensation cost					$ 13,300,000					$ 12,200,000
Weighted-average period for amortization of unrecognized compensation cost					1 year 1 month 6 days					1 year 25 days
Maximum number of common units issuable under the plan (in shares)			11,070,000

Inventories (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventories
Finished goods	$ 257,594	$ 269,460	$ 316,654
Raw materials and precious metals	152,170	158,110	154,530
In-process inventories	54,227	42,723	115,090
Parts and supplies	29,337	29,169	27,056
Inventories	$ 493,328	$ 499,462	$ 613,330

Property, Plant, and Equipment (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant, and Equipment
Gross property, plant and equipment	$ 1,836,673,000		$ 1,813,566,000	$ 1,678,781,000
Accumulated depreciation	489,773,000		461,975,000	357,994,000
Property, plant, and equipment, net of accumulated depreciation	1,346,900,000		1,351,591,000	1,320,787,000
Capitalized interest	400,000	700,000	3,000,000	1,100,000	1,800,000
Original carrying value of assets under capital lease obligations	24,800,000		24,800,000	24,800,000	0
Land and improvements
Property, Plant, and Equipment
Gross property, plant and equipment	23,974,000		23,962,000	19,193,000
Buildings
Property, Plant, and Equipment
Gross property, plant and equipment	37,023,000		36,680,000	33,887,000
Machinery and equipment
Property, Plant, and Equipment
Gross property, plant and equipment	1,697,389,000		1,685,616,000	1,570,191,000
Automotive equipment
Property, Plant, and Equipment
Gross property, plant and equipment	15,262,000		14,327,000	9,603,000
Furniture and fixtures
Property, Plant, and Equipment
Gross property, plant and equipment	6,279,000		6,168,000	5,713,000
Leasehold improvements
Property, Plant, and Equipment
Gross property, plant and equipment	774,000		774,000	413,000
Construction in progress
Property, Plant, and Equipment
Gross property, plant and equipment	$ 55,972,000		$ 46,039,000	$ 39,781,000

Cost Classifications (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cost Classifications
Depreciation and amortization not included in cost of product sold	$ 1.1	$ 0.7	$ 3.6	$ 2.4	$ 2.8
Depreciation and amortization not included in direct operating expenses	26.8	25.4	103.5	67.2	63.4
Depreciation and amortization not included in selling, general and administrative expenses	$ 0.1	$ 0.2	$ 0.5	$ 0.2	$ 0.2

Long-Term Debt (Details) (USD $)	3 Months Ended				12 Months Ended					0 Months Ended	3 Months Ended			0 Months Ended			0 Months Ended				0 Months Ended		3 Months Ended		0 Months Ended			3 Months Ended	0 Months Ended		3 Months Ended					0 Months Ended		0 Months Ended		3 Months Ended		0 Months Ended	3 Months Ended						0 Months Ended	3 Months Ended	0 Months Ended	3 Months Ended	0 Months Ended	3 Months Ended					0 Months Ended	3 Months Ended					0 Months Ended
Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Refining LLC	Dec. 31, 2012 Refining LLC	Jan. 23, 2013 10.875% Senior Secured Notes, due 2017	Mar. 31, 2013 10.875% Senior Secured Notes, due 2017	Dec. 31, 2012 10.875% Senior Secured Notes, due 2017	Dec. 31, 2011 10.875% Senior Secured Notes, due 2017	Apr. 06, 2010 10.875% Senior Secured Notes, due 2017 CRLLC and Coffeyville Finance Inc. (Issuers)	Mar. 31, 2013 6.5% Second Lien Senior Secured Notes, due 2022	Dec. 31, 2012 6.5% Second Lien Senior Secured Notes, due 2022	Oct. 23, 2012 6.5% Second Lien Senior Secured Notes, due 2022 CRLLC	Oct. 23, 2012 6.5% Second Lien Senior Secured Notes, due 2022 Refining LLC	Mar. 31, 2013 6.5% Second Lien Senior Secured Notes, due 2022 Refining LLC	Dec. 31, 2011 First Lien Notes	Nov. 23, 2012 First Lien Notes CRLLC	Oct. 23, 2012 First Lien Notes CRLLC	Dec. 31, 2012 First Lien Notes CRLLC	Dec. 31, 2011 First Lien Notes CRLLC	Apr. 06, 2010 Original Notes CRLLC and Coffeyville Finance Inc. (Issuers)	Dec. 30, 2010 Original Notes CRLLC	Dec. 15, 2011 Additional First Lien Notes CRLLC and Coffeyville Finance Inc. (Issuers)	Dec. 15, 2011 Additional First Lien Notes CRLLC and Coffeyville Finance Inc. (Issuers)	Dec. 15, 2011 Additional First Lien Notes CRLLC	Apr. 06, 2010 Old Notes CRLLC	Dec. 31, 2012 ABL Credit Facility CRLLC	Mar. 31, 2011 ABL Credit Facility CRLLC	Dec. 31, 2011 ABL Credit Facility CRLLC	Dec. 15, 2011 ABL Credit Facility CRLLC	Feb. 22, 2011 ABL Credit Facility CRLLC	Feb. 22, 2011 ABL Credit Facility CRLLC LIBOR	Feb. 22, 2011 ABL Credit Facility CRLLC LIBOR Minimum	Feb. 22, 2011 ABL Credit Facility CRLLC Prime	Feb. 22, 2011 ABL Credit Facility CRLLC Prime Minimum	Mar. 31, 2011 First Priority Credit Facility CRLLC	Feb. 22, 2011 First Priority Credit Facility CRLLC	Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties	Mar. 31, 2013 Amended and Restated ABL Credit Facility Credit parties	Dec. 31, 2012 Amended and Restated ABL Credit Facility Credit parties	Mar. 31, 2013 Amended and Restated ABL Credit Facility Credit parties Quarterly Average Excess Availability Exceeding 50% Of Lesser Of Borrowing Base And Total Commitments	Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties Quarterly Average Excess Availability Exceeding 50% Of Lesser Of Borrowing Base And Total Commitments	Mar. 31, 2013 Amended and Restated ABL Credit Facility Credit parties Quarterly Average Excess Availability Less Than Or Equal To 50% Of Lesser Of Borrowing Base And Total Commitments	Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties Quarterly Average Excess Availability Less Than Or Equal To 50% Of Lesser Of Borrowing Base And Total Commitments	Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties Daily Average Amount Of Loans And Letters Of Credit Outstanding Less Than 50% Of Lesser Of Borrowing Base And Total Commitments	Mar. 31, 2013 Amended and Restated ABL Credit Facility Credit parties Daily Average Amount Of Loans And Letters Of Credit Outstanding Less Than 50% Of Lesser Of Borrowing Base And Total Commitments	Dec. 20, 2012
Amended and Restated ABL Credit Facility
Credit parties
Daily Average Amount Of Loans And Letters Of Credit Outstanding Equal To Or Greater Than 50% Of Lesser Of Borrowing Base And Total Commitments
Mar. 31, 2013
Amended and Restated ABL Credit Facility
Credit parties
Daily Average Amount Of Loans And Letters Of Credit Outstanding Equal To Or Greater Than 50% Of Lesser Of Borrowing Base And Total Commitments
																																																					Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties LIBOR	Mar. 31, 2013 Amended and Restated ABL Credit Facility Credit parties LIBOR	Mar. 31, 2013 Amended and Restated ABL Credit Facility Credit parties LIBOR Quarterly Average Excess Availability Exceeding 50% Of Lesser Of Borrowing Base And Total Commitments	Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties LIBOR Quarterly Average Excess Availability Exceeding 50% Of Lesser Of Borrowing Base And Total Commitments	Mar. 31, 2013 Amended and Restated ABL Credit Facility Credit parties LIBOR Quarterly Average Excess Availability Less Than Or Equal To 50% Of Lesser Of Borrowing Base And Total Commitments	Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties LIBOR Quarterly Average Excess Availability Less Than Or Equal To 50% Of Lesser Of Borrowing Base And Total Commitments	Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties Prime	Mar. 31, 2013 Amended and Restated ABL Credit Facility Credit parties Prime	Mar. 31, 2013 Amended and Restated ABL Credit Facility Credit parties Prime Quarterly Average Excess Availability Exceeding 50% Of Lesser Of Borrowing Base And Total Commitments	Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties Prime Quarterly Average Excess Availability Exceeding 50% Of Lesser Of Borrowing Base And Total Commitments	Mar. 31, 2013 Amended and Restated ABL Credit Facility Credit parties Prime Quarterly Average Excess Availability Less Than Or Equal To 50% Of Lesser Of Borrowing Base And Total Commitments	Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties Prime Quarterly Average Excess Availability Less Than Or Equal To 50% Of Lesser Of Borrowing Base And Total Commitments	Jan. 23, 2013 Intercompany credit facility CRLLC	Jan. 23, 2013 Intercompany credit facility CRLLC Minimum
Long-Term Debt
Long-term debt	$ 550,884,000	$ 772,078,000			$ 772,078,000	$ 728,903,000						$ 220,910,000	$ 220,591,000		$ 500,000,000	$ 500,000,000				$ 456,053,000
Capital lease obligations	50,884,000	51,168,000			51,168,000	52,259,000
Stated interest rate (as a percent)										10.88%	10.88%	10.88%	10.88%	10.88%	6.50%	6.50%		6.50%		9.00%					9.00%		9.00%	9.00%	9.00%
Unamortized discount												1,840,000	2,159,000											900,000						4,000,000
Unamortized discount written off										1,800,000
Aggregate principal amount														225,000,000				500,000,000							275,000,000		200,000,000
Issue price as a percentage of principal amount														98.81%											99.51%		105.00%	105.00%
Additional third party fees and expenses associated with the offering																														3,600,000
Accrued interest payable																												3,700,000
Unamortized premium										20,600,000														9,900,000			10,000,000	10,000,000	10,000,000
Proceeds from IPO to be utilized for repurchase of debt	253,000,000									253,000,000
Face amount of debt repurchased										222,800,000											124,100,000	323,000,000
Interest paid upon settlement										9,500,000											1,600,000	1,800,000
Loss on extinguishment of debt	26,127,000	37,540,000	170,000	1,908,000	37,540,000	2,078,000	16,647,000				26,100,000												33,400,000			1,600,000
Write-off of previously deferred financing charges											3,700,000												8,100,000								4,100,000									1,900,000
Total net proceeds from the offering																		492,500,000											202,800,000	485,700,000
Proceeds from IPO to be utilized for repurchase of debt																	348,100,000	348,100,000
Noncontrolling Interest, Ownership Percentage by Parent								100.00%	100.00%
Prepayment Premium																					8,400,000	23,200,000	31,600,000
Portion of unamortized premium written off																							6,300,000
Deferred finance costs																		8,700,000															9,100,000										2,100,000	2,100,000
Estimated fair value																			511,300,000
Borrowing capacity																																		400,000,000	250,000,000						150,000,000	400,000,000																							150,000,000
Letter of credit sublimit as a percentage of the total facility commitment																																			90.00%							90.00%
Maximum borrowing capacity optional expansion																																			250,000,000							200,000,000
Swingline loans sublimit as a percentage of the total facility commitment																																										10.00%
Variable rate basis																																				LIBOR		prime rate															LIBOR	LIBOR					prime rate	prime rate					LIBOR
Basis spread on variable rate (as a percent)																																					2.75%		1.75%																1.75%	1.75%	2.00%	2.00%			0.75%	0.75%	1.00%	1.00%	3.00%
Percentage threshold of borrowing base and total commitments for determination of interest rate on borrowings																																													50.00%	50.00%	50.00%	50.00%
Unused line fee (as a percent)																																																	0.40%	0.40%	0.30%	0.30%
Percentage threshold of borrowing base and total commitments for determination of unused capacity commitment fee																																																	50.00%	50.00%	50.00%	50.00%
Percentage of deduction of maximum amount available to be drawn under line of credit to compute fees on commercial letters of credit																																										0.50%	0.50%
Percentage of customary facing fees																																										0.13%	0.13%
Unamortized deferred cost at the time of modification that will continue to be amortized																																800,000											2,800,000	2,800,000
Aggregate availability																																											372,800,000	372,300,000																					0
Outstanding letters of credit																																											27,200,000	27,700,000
Borrowings outstanding																																	0										0	0
Term of credit facility																																																																	6 years
Amount of default of other indebtness under customary events of default																																																																		$ 25,000,000

Long-Term Debt (Details 2)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Capital Lease Obligations
Number of leases acquired	2
Wynnewood Acquisition | Capital Lease related to Excel Pipeline LLC
Capital Lease Obligations
Remaining term of leases	199 months	202 months
Wynnewood Acquisition | Capital Lease related to Magellan Pipeline Terminals, L.P.
Capital Lease Obligations
Remaining term of leases	198 months	201 months

Partners' Capital and Partnership Distributions (Details)	3 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended
	Mar. 31, 2013 item	Dec. 31, 2012	Jan. 23, 2013 CVR Refining Holdings	Mar. 31, 2013 CVR Refining Holdings
Partners' Capital and Partnership Distributions
Number of types of partnership interests outstanding	2
Partners' Capital and Partnership Distributions
Common units issued (in shares)	147,600,000			120,000,000
Common units outstanding (in shares)	147,600,000			120,000,000
Percentage of outstanding units owned by CVR Refining Holdings			81.00%	81.00%
Maximum period after the end of each quarter of cash distribution to common unitholders	60 days	60 days

Net Income per Common Unit (Details) (USD $) In Thousands, except Share data, unless otherwise specified	2 Months Ended		3 Months Ended
	Mar. 31, 2013		Mar. 31, 2013
Net Income per Common Unit
Common units issued (in shares)	147,600,000		147,600,000
Common units outstanding (in shares)	147,600,000		147,600,000
Net income subsequent to initial public offering (January 23, 2013 through March 31, 2013)	$ 197,528		$ 197,528
Net income per common unit-basic (in dollars per share)	$ 1.34	[1]	$ 1.34
Net income per common unit-diluted (in dollars per share)	$ 1.34	[1]	$ 1.34
Weighted-average common units outstanding, basic (in shares)	147,600,000		147,600,000
Weighted-average common units outstanding, diluted (in shares)	147,600,000		147,600,000
CVR Refining LTIP
Net Income per Common Unit
Common units issued (in shares)	0		0
Common units outstanding (in shares)	0		0

[1]	Represents net income per common unit since closing the Partnership's initial public offering in January 23, 2013. See Note 10 to the condensed consolidated and combined financial statements.

Commitments and Contingencies (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leases
Nine months ending, 2013	$ 2,208,000
2014	2,277,000		2,237,000
2015	1,450,000		1,407,000
2016	987,000		948,000
2017	268,000		229,000
Thereafter	316,000		233,000
Operating leases	7,506,000		7,840,000
Unconditional Purchase Obligations
Nine months ending, 2013	84,334,000
2014	105,485,000		105,430,000
2015	94,569,000		94,514,000
2016	87,527,000		87,473,000
2017	86,248,000		86,189,000
Thereafter	920,428,000		919,024,000
Unconditional purchase obligations	1,378,591,000		1,405,573,000
Lease expenses	800,000	700,000	2,900,000	1,400,000	600,000
Petroleum transportation service agreement with TransCanada | CRRM
Unrecorded purchase agreements
Amount payable related to petroleum transportation service agreements	$ 993,900,000		$ 1,007,800,000
Term of agreement	18 years		18 years
Minimum quantity of crude oil to be received per day (in barrels)	25,000		25,000
Period over which minimum quantity of crude oil is receivable	20 years		20 years

Commitments and Contingencies (Details 2) (USD $)	3 Months Ended		12 Months Ended	1 Months Ended			3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		1 Months Ended		3 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended			1 Months Ended	3 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Jun. 30, 2010 Flood, Crude Oil Discharge and Insurance	Oct. 31, 2009 Flood, Crude Oil Discharge and Insurance item	May 31, 2008 Flood, Crude Oil Discharge and Insurance item	Mar. 31, 2013 Flood, Crude Oil Discharge and Insurance item	Dec. 31, 2012 Flood, Crude Oil Discharge and Insurance item	Oct. 25, 2010 Flood, Crude Oil Discharge and Insurance	Mar. 31, 2013 EHS item	Dec. 31, 2012 EHS item	Dec. 31, 2011 EHS item	Mar. 31, 2012 EHS Minimum	Mar. 31, 2012 EHS Maximum	Mar. 31, 2013 MSAT II	Dec. 31, 2012 MSAT II	Sep. 28, 2012 Wynnewood refinery incident item	May 31, 2010 CRRM Litigation Oklahoma and Kansas item	Apr. 19, 2013 CRRM Flood, Crude Oil Discharge and Insurance	Feb. 12, 2013 CRRM Flood, Crude Oil Discharge and Insurance	Mar. 31, 2012 CRRM EHS item	Mar. 31, 2013 CRRM EHS item	Dec. 31, 2012 CRRM EHS	Mar. 31, 2013 CRRM MSAT II	Dec. 31, 2012 CRRM MSAT II	Mar. 31, 2013 CRRM Tier 3 Maximum	Mar. 31, 2013 WRC	Dec. 31, 2012 WRC	Mar. 31, 2013 WRC MSAT II	Dec. 31, 2012 WRC MSAT II	Mar. 31, 2013 New Vitol Agreement CRRM	Dec. 31, 2012 New Vitol Agreement CRRM
Commitments and Contingencies
Renewal term of agreement																															1 year	1 year
Number of days for prior notice of nonrenewal																															180 days	180 days
Number of lawsuits filed																		2
Number of private claimants						16
Aggregate amount of claims				$ 3,200,000	$ 3,200,000	$ 4,400,000
Number of additional plaintiffs					3
Number of claims not settled							1	1
Reimbursement of oversight cost									1,800,000
Environmental civil penalty plus accrued interest for CWA violations																			600,000	600,000
Amount of reimbursement agreed for oversight cost																			1,700,000	1,700,000
Insurance proceeds under primary environmental liability insurance policy	1,260,000		703,000				25,000,000	25,000,000
Environmental, Health, and Safety ("EHS") Matters
Environmental accruals										2,200,000	2,300,000	1,900,000
Environmental accruals included in other current liabilities										600,000	700,000	500,000
Estimated closure and post-closure costs										800,000	800,000	900,000
Number of landfills										2	2	2
Estimated future payments for environmental obligations
Nine months ending December 31, 2013										533,000
2014										340,000	334,000
2015										190,000	184,000
2016										132,000	127,000
2017										114,000	109,000
Thereafter										1,068,000	1,056,000
Undiscounted total										2,377,000	2,534,000
Less amounts representing interest at 1.62%										219,000	210,000
Accrued environmental liabilities at the end of the year										2,158,000	2,324,000
Interest rate (as a percent)										1.62%	1.47%
Acceleration of project completion															3 months	3 months
Remaining amount expected to be spent for environmental remediation compliance, including capital expenditures																								59,000,000	59,000,000	20,000,000			94,000,000	94,000,000
Required percentage of renewable fuel										9.60%	9.00%
Marquee issues under the Clean Air Act																					4	4
Percentage of required refining capacity																					90.00%
Environmental civil penalty																					700,000
Remaining costs associated with Second Consent Decree																							41,000,000
Portion of remaining costs associated with Second Consent Decree to be recorded as capital expenditures																							39,000,000
Estimated cost of completion of project																							1,200,000
Period over which incremental capital expenditure not material and limited primarily to retrofit and replacement of heaters and boilers													5 years	7 years
Payment of civil penalties																											950,000	950,000
Expected remaining costs under consent order																											2,000,000	2,000,000
Expenses related to environmental, health and safety ("EHS") matters	$ 22,200,000	$ 5,300,000
Number of employees fatally injured																	2

Fair Value Measurements (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements
Other current liabilities (other fair value measurements)	$ (31,960,000)	$ (1,072,000)
Transfers of assets between levels of fair value hierarchy	0	0
Transfers of liabilities between levels of fair value hierarchy	0	0
Recurring | Level 1
Fair Value Measurements
Other current assets (marketable securities)	50,000	38,000
Total Assets	50,000	38,000	2,745,000
Recurring | Level 2
Fair Value Measurements
Other long-term assets (derivative agreements)	1,461,000	938,000	18,831,000
Total Assets	1,461,000	938,000	81,882,000
Other current liabilities (derivative agreements)	(35,781,000)	(67,747,000)
Other current liabilities (other fair value measurements)	(31,960,000)	(1,072,000)
Total Liabilities	(67,741,000)	(68,819,000)
Recurring | Total
Fair Value Measurements
Other current assets (marketable securities)	50,000	38,000
Other long-term assets (derivative agreements)	1,461,000	938,000	18,831,000
Total Assets	1,511,000	976,000	84,627,000
Other current liabilities (derivative agreements)	(35,781,000)	(67,747,000)
Other current liabilities (other fair value measurements)	(31,960,000)	(1,072,000)
Total Liabilities	$ (67,741,000)	$ (68,819,000)

Derivative Financial Instruments (Details) (USD $)	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Financial Instruments
Realized gain (loss) on derivative agreements	$ (52,515,000)	$ (57,139,000)	$ (53,271,000)	$ (8,069,000)	$ (19,086,000)	$ 11,116,000	$ 67,000	$ 483,000	$ (18,848,000)	$ (137,565,000)	$ (7,182,000)	$ (2,140,000)
Unrealized gain (loss) on derivative agreements	32,489,000	48,953,000	(115,699,000)	46,886,000	(128,167,000)	92,063,000	(9,991,000)	6,448,000	(3,258,000)	(148,027,000)	85,262,000	634,000
Total gain (loss) on derivatives, net	(20,026,000)				(147,253,000)					(285,592,000)	78,080,000	(1,506,000)
Net unrealized loss	54,839,000	74,199,000								74,199,000
Commodity derivatives
Derivative Financial Instruments
Realized gain (loss) on derivative agreements	(2,000,000)				(8,200,000)					(10,900,000)
Unrealized gain (loss) on derivative agreements	(200,000)				200,000					(800,000)
Portion of net unrealized loss in accrued liabilities	300,000	(14,000)								(14,000)
Commodity swap
Derivative Financial Instruments
Realized gain (loss) on derivative agreements	(50,500,000)				(10,900,000)					(126,600,000)	0
Unrealized gain (loss) on derivative agreements	32,700,000				(128,300,000)					(147,300,000)	80,400,000
Net unrealized loss	54,588,000	74,178,000								74,178,000
Commodity swap | Not designated as hedges
Derivative Financial Instruments
Number of barrels	22,800,000	23,300,000				13,000,000				23,300,000	13,000,000
Net unrealized loss	34,100,000	66,800,000								66,800,000
Portion of net unrealized loss in current liabilities	35,500,000	67,700,000								67,700,000
Portion of net unrealized gain in non-current assets	$ 1,400,000	$ 900,000				$ 18,800,000				$ 900,000	$ 18,800,000

Derivative Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Offsetting assets
Gross Non-Current Assets	$ 1,463	$ 945
Gross Amounts Offset	(2)	(7)
Net Non-Current Assets Presented	1,461	938
Net Amount	1,461	938
Offsetting liabilities
Gross Current Liabilities	54,839	74,199
Gross Amounts Offset	(19,058)	(6,452)
Net Current Liabilities Presented	35,781	67,747
Cash Collateral Not Offset	(251)	(14)
Net Amount	35,530	67,733
Commodity Swaps
Offsetting assets
Gross Non-Current Assets	1,463	945
Gross Amounts Offset	(2)	(7)
Net Non-Current Assets Presented	1,461	938
Net Amount	1,461	938
Offsetting liabilities
Gross Current Liabilities	54,588	74,178
Gross Amounts Offset	(19,058)	(6,445)
Net Current Liabilities Presented	35,530	67,733
Net Amount	35,530	67,733
Other Derivative Activity
Offsetting liabilities
Gross Current Liabilities	251	21
Gross Amounts Offset		(7)
Net Current Liabilities Presented	251	14
Cash Collateral Not Offset	$ (251)	$ (14)

Allocation of Costs (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allocation of Costs
Direct operating expenses (exclusive of depreciation and amortization)	$ 86,046	$ 173,351	$ 88,890	$ 71,583	$ 92,703	$ 103,691	$ 54,510	$ 44,054	$ 45,410	$ 426,527	$ 247,665	$ 153,112
Selling, general and administrative expenses (exclusive of depreciation and amortization)	18,647	18,626	21,244	26,096	20,214	19,495	9,175	9,361	12,951	86,180	50,982	43,071
CVR Energy, Inc | CRLLC
Allocation of Costs
Direct operating expenses (exclusive of depreciation and amortization)					2,900
Selling, general and administrative expenses (exclusive of depreciation and amortization)					$ 14,500

Related Party Transactions (Details) (USD $)	3 Months Ended									12 Months Ended						3 Months Ended		12 Months Ended						3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended			12 Months Ended		3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended				0 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Feedstock and Shared Services Agreement	Dec. 31, 2012 Feedstock and Shared Services Agreement	Dec. 31, 2011 Feedstock and Shared Services Agreement	Mar. 31, 2013 Feedstock and Shared Services Agreement High-pressure steam	Mar. 31, 2012 Feedstock and Shared Services Agreement High-pressure steam	Dec. 31, 2012 Feedstock and Shared Services Agreement High-pressure steam	Dec. 31, 2011 Feedstock and Shared Services Agreement High-pressure steam	Dec. 31, 2010 Feedstock and Shared Services Agreement High-pressure steam	Mar. 31, 2013 Feedstock and Shared Services Agreement Tail gas	Dec. 31, 2012 Feedstock and Shared Services Agreement Tail gas	Dec. 31, 2011 Feedstock and Shared Services Agreement Tail gas	Mar. 31, 2013 Lease Agreement	Mar. 31, 2012 Lease Agreement	Dec. 31, 2012 Lease Agreement	Dec. 31, 2011 Lease Agreement	Dec. 31, 2010 Lease Agreement	Mar. 31, 2013 Environmental Agreement Minimum	Dec. 31, 2012 Environmental Agreement Minimum	Mar. 31, 2013 Limited Partnership Agreement	Mar. 31, 2013 CRRM Feedstock and Shared Services Agreement Tail gas	Mar. 31, 2012 CRRM Feedstock and Shared Services Agreement Tail gas	Dec. 31, 2012 CRRM Feedstock and Shared Services Agreement Tail gas	Dec. 31, 2011 CRRM Feedstock and Shared Services Agreement Tail gas	Mar. 31, 2013 CRNF Feedstock and Shared Services Agreement Hydrogen	Mar. 31, 2012 CRNF Feedstock and Shared Services Agreement Hydrogen	Dec. 31, 2012 CRNF Feedstock and Shared Services Agreement Hydrogen	Dec. 31, 2011 CRNF Feedstock and Shared Services Agreement Hydrogen	Dec. 31, 2010 CRNF Feedstock and Shared Services Agreement Hydrogen	Mar. 31, 2013 CRNF CRRM Feedstock and Shared Services Agreement	Dec. 31, 2012 CRNF CRRM Feedstock and Shared Services Agreement	Mar. 31, 2013 CRNF CRRM Feedstock and Shared Services Agreement Minimum	Dec. 31, 2012 CRNF CRRM Feedstock and Shared Services Agreement Minimum	Mar. 31, 2013 CRNF CRRM Feedstock and Shared Services Agreement Nitrogen	Mar. 31, 2012 CRNF CRRM Feedstock and Shared Services Agreement Nitrogen	Dec. 31, 2012 CRNF CRRM Feedstock and Shared Services Agreement Nitrogen	Dec. 31, 2011 CRNF CRRM Feedstock and Shared Services Agreement Nitrogen	Dec. 31, 2010 CRNF CRRM Feedstock and Shared Services Agreement Nitrogen	Apr. 30, 2011 CRNF CRRM Feedstock and Shared Services Agreement Tail gas	Mar. 31, 2013 CRNF CRRM Feedstock and Shared Services Agreement Tank capacity	Mar. 31, 2012 CRNF CRRM Feedstock and Shared Services Agreement Tank capacity	Dec. 31, 2012 CRNF CRRM Feedstock and Shared Services Agreement Tank capacity	Dec. 31, 2011 CRNF CRRM Feedstock and Shared Services Agreement Tank capacity	Mar. 31, 2013 CRNF CRRM Coke Supply Agreement T	Mar. 31, 2012 CRNF CRRM Coke Supply Agreement	Dec. 31, 2012 CRNF CRRM Coke Supply Agreement T	Dec. 31, 2011 CRNF CRRM Coke Supply Agreement	Dec. 31, 2010 CRNF CRRM Coke Supply Agreement	Mar. 31, 2013 CRNF CRRM Coke Supply Agreement Minimum T	Dec. 31, 2012 CRNF CRRM Coke Supply Agreement Minimum T	Mar. 31, 2013 CRNF CRRM Coke Supply Agreement Maximum	Dec. 31, 2012 CRNF CRRM Coke Supply Agreement Maximum	Mar. 31, 2013 CRNF CRRM Lease Agreement	Dec. 31, 2012 CRNF CRRM Lease Agreement	Mar. 31, 2013 CRNF CRRM Lease Agreement Minimum	Dec. 31, 2012 CRNF CRRM Lease Agreement Minimum	Mar. 31, 2013 CRNF CRRM Lease Agreement Maximum item	Dec. 31, 2012 CRNF CRRM Lease Agreement Maximum item	May 04, 2012 CRNF Coffeyville Resources Terminal, LLC Terminal Operating and Lease Agreement	Mar. 31, 2013 CRNF Coffeyville Resources Terminal, LLC Terminal Operating and Lease Agreement	Mar. 31, 2013 CVR Energy, Inc CVR GP, LLC Services Agreement	Mar. 31, 2013 CVR Energy, Inc CVR GP, LLC Services Agreement Minimum	Mar. 31, 2013 CVR Energy, Inc CVR GP, LLC Services Agreement Maximum	Jan. 23, 2013 CRLLC Intercompany credit facility	Mar. 31, 2013 CRLLC Intercompany credit facility
Related party transactions
Revenue from related party	$ 2,274,018,000	$ 1,816,173,000	$ 2,337,457,000	$ 2,229,629,000	$ 1,898,485,000	$ 979,478,000	$ 1,284,677,000	$ 1,376,681,000	$ 1,111,978,000	$ 8,281,744,000	$ 4,752,814,000	$ 3,905,602,000																								$ 200,000	$ 0	$ 200,000	$ 1,000,000	$ 1,800,000															$ 2,700,000	$ 2,400,000	$ 9,900,000	$ 11,400,000	$ 4,300,000												$ 7,000
Cost of product sold (exclusive of depreciation and amortization)	1,805,774,000	1,476,484,000	1,694,122,000	1,866,245,000	1,630,665,000	849,077,000	1,024,779,000	1,122,763,000	931,001,000	6,667,516,000	3,927,620,000	3,539,793,000																								29,000	5,700,000	6,300,000	14,200,000	100,000
Other current liabilities	8,344,000	404,000				278,000				404,000	278,000		200,000	400,000	300,000						200,000	200,000	200,000													29,000	200,000	200,000	100,000																																	8,200,000
Net reimbursed or (paid) direct operating expenses																(3,000)	36,000	10,000	200,000	100,000											0	100,000	100,000	200,000	200,000										200,000	500,000	1,400,000	1,500,000	800,000		100,000	100,000	100,000	300,000
Amount paid for direct operating expenses																																													0	0	0	0	0				0	0
Period for payment of cost of installation of pipe																																																		3 years
Percentage of payment agreed to be paid for cost of capital in fourth year																																																		15.00%
Asset included in other current assets	1,355,000	878,000				881,000				878,000	881,000		800,000	400,000	300,000						500,000	500,000	500,000	0		0	0																												900,000		600,000	1,000,000
Asset included in other non-current assets	239,000	355,000				850,000				355,000	850,000										200,000	400,000	800,000
Liability included in other non-current liabilities																					1,300,000	1,300,000	1,500,000
Initial term of agreement																													20 years	20 years											20 years	20 years													20 years		20 years
Renewal period of agreement																																									5 years	5 years													5 years		5 years													5 years
Notice period for termination of agreement																																											3 years	3 years																3 years	3 years			180 days	180 days								180 days	1 year
Percentage of annual production of pet coke to be delivered																																																							100.00%		100.00%
Annual production of pet coke (in tons)																																																							500,000		500,000
Monthly production volume of product which allows for the purchasing party the option to purchase any excess at rates stated in the agreement (in tons)																																																												41,667	41,667
Pet coke price used to calculate the UAN-based price under the related party agreement (in dollars per ton)																																																							25		25			5	5	40	40
UAN-based netback price, exclusive of transportation cost, under the related party agreement (in dollars per ton)																																																							205		205
Pet coke price adjustment for every $1.00 change in the UAN netback price, exclusive of transportation cost, used to calculate the UAN-based price under the related party agreement (in dollars per ton)																																																							0.5		0.5
UAN-based netback price change, exclusive of transportation cost, under the related party agreement (in dollars per ton)																																																							1		1
Notice period for termination of agreement during any renewal term																																																																						180 days
Annual rent to be paid																																																																						1
Fees to be paid for UAN placed into the terminal (in dollars per ton)																																																																						4
Fees to be paid for UAN placed out of the terminal (in dollars per ton)																																																																						4
Number of times the agreement can be renewed																																																																				5	5
Additional renewal period of agreement																																																																1 year	1 year
Notice period for renewal of agreement																																																																		60 days	60 days
Expense incurred related to the use of the office and laboratory space	800,000				700,000					2,900,000	1,400,000	600,000												27,000	26,000	100,000	100,000	100,000
Notice period for exclusion of service from agreement																																																																								180 days
Expenses from transaction with related party																																																																								20,900,000
Selling, general and administrative expenses (exclusive of depreciation and amortization)	18,647,000	18,626,000	21,244,000	26,096,000	20,214,000	19,495,000	9,175,000	9,361,000	12,951,000	86,180,000	50,982,000	43,071,000																																																												14,600,000
Direct operating expenses (exclusive of depreciation and amortization)	86,046,000	173,351,000	88,890,000	71,583,000	92,703,000	103,691,000	54,510,000	44,054,000	45,410,000	426,527,000	247,665,000	153,112,000																																																												6,300,000
Amount of credit facility																																																																											150,000,000
Term of credit facility																																																																											6 years
Variable rate basis																																																																											LIBOR
Basis spread on variable rate (as a percent)																																																																											3.00%
Amount outstanding under intercompany credit facility																																																																												$ 150,000,000

Subsequent Events (Details) (Distribution, USD $) In Millions, except Per Share data, unless otherwise specified	0 Months Ended
Apr. 30, 2013
Distribution
Subsequent Events
Cash distribution declared (in dollars per unit)	$ 1.58
Aggregate cash distribution declared	$ 233.2